UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06557
STI Classic Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road,Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 09/30/07

Item 1. Reports to Stockholders.

2007 Semi-Annual Report

Equity Funds

September 30, 2007

STI Classic Funds

STI CLASSIC FUNDS September 30, 2007

Letter to Shareholders	1
Industry Allocation	3
Schedules of Portfolio Investments	7
Statements of Assets and Liabilities	53
Statements of Operations	57
Statements of Changes in Net Assets	61
Financial Highlights	71
Notes to Financial Statements	83
Trustees and Officers of the STI Classic Funds	96
Additional Information	98

LETTER TO SHAREHOLDERS
September 30, 2007
Dear Valued Client:
Most major stock indexes moved modestly higher point-to-point in the third quarter, but it was far from a boring summer. Slowing economic momentum and significant credit market turbulence increased market volatility and prompted the Federal Reserve (the “Fed”) to cut the overnight federal funds rate by 50 basis points (0.50%) to 4.75%. Fixed-income markets rallied in response to the Fed ease as well as moderating core inflation and bond yields fell. The S&P 500 gained 2.02% and the Lehman Brothers U.S. Aggregate Index added 2.84% for the quarter while increasing 9.11% and 3.85%, respectively through nine months.
Economic momentum slowed in the third quarter following a moderate spring rebound. Intensified weakness in housing was perhaps the most visible barometer of the slowing, but an unexpected decline in the initial August employment report raised concerns that a recession might be either near or underway. However, consumer spending remained firm overall despite the rising headwinds, and combined with continued strength in export trade and capital spending, helped sustained growth. Core inflation remained in the Fed’s 1-2% comfort zone, despite record oil prices and further dollar declines.
Perhaps the most significant stress to the markets in the third quarter occurred when the well publicized troubles in the subprime mortgage markets spilled over into the short-term asset-backed commercial paper market. The contagion spread globally. Buyers, fearful of potential collateral impairment, backed away. Credit spreads rose in the broader bond market, but from very narrow levels. The Fed, seeing the markets become increasingly dysfunctional, stepped in first to cut the discount rate and then to lower the fed funds, as we mentioned.
The impact of the economic and financial events discussed above did not prevent a net equity advance during the quarter, but the markets did move decisively in the direction of quality and sustainability. Within the S&P 500, Consumer Discretionary and Financial stocks bore the brunt of the selling pressure, while Energy, Technology, and Industrials led the market higher. This trend favored the Growth style in the third quarter, while sluggish domestic growth and the weaker dollar helped Large-Caps and International outperform.
In the bond markets, the combination of Fed ease, ebbing economic momentum, and comfortable core inflation helped push the yield on the 10-year Treasury down below 4.6% from over 5% at midyear and all major sectors improved. But as in the stock market, bond investors showed a strong preference for higher quality. Treasury bonds outperformed while the High Yield sector lagged significantly. Credit spreads widened from relatively low levels and the yield curve steepened.
The turmoil and stress in the credit markets generally affected asset classes with significant leverage, and that included Hedge funds, where major styles lagged the broad equity and bond indexes. However, Commodities rose sharply during the quarter as continued demand for lower cost imports fueled global demand for commodities.
Looking ahead to the remainder of 2007 and into 2008, we see four key factors that we believe will drive market performance. The first is slower but positive growth. Despite firm economic growth in the third quarter, momentum continued to slow and economic “headwinds” such as higher energy prices and credit concerns increased. Even with these headwinds, we believe positive growth could help corporate profits maintain positive momentum. A second expectation is that core inflation may remain within the Fed’s unofficial 1-2% target range. Clearly upward pressure on

1

energy prices is a concern but we see it more as a headwind to growth than a tailwind to inflation. A third factor in our outlook is the expectation that Federal Reserve policy has shifted in favor of accommodation and could remain in that mode for the next several quarters. Recent stability in the credit markets may allow the Fed to move more gradually in the coming months, but we expect a minimum of one or two more eases by early next year. Finally we believe equity valuations are reasonable and that the markets have been rational during the recent market turbulence.
As we mentioned in our previous letter, exciting changes have been taking place at Trusco Capital. We have seen these changes have an immediate and positive impact on the relative performance of several of our strategies. We hope to report more good news on that front in future letters.
We close this letter, as always, with thanks to you, our valued client. All of us at Trusco appreciate your support and confidence over the years, and we will strive to earn that trust again this year and the years to follow.
Sincerely,
David H. Eidson
President and CEO
Trusco Capital Management, Inc.

2

INDUSTRY ALLOCATION (As a percentage of Total Investments)
STI CLASSIC FUNDS September 30, 2007
(Unaudited)

Aggressive Growth Stock Fund
Short-Term Investments	31.4%
Information Technology	22.1%
Consumer Discretionary	14.4%
Health Care	13.3%
Financials	7.1%
Telecommunication Services	5.7%
Industrials	3.6%
Money Market Funds	1.3%
Consumer Staples	1.0%
Energy	0.1%

Emerging Growth Stock Fund
Short-Term Investments	26.5%
Information Technology	19.1%
Financials	13.0%
Health Care	11.6%
Consumer Discretionary	11.5%
Telecommunication Services	7.9%
Industrials	6.0%
Money Market Funds	2.0%
Energy	1.7%
Consumer Staples	0.7%

International Equity Fund
Financials	21.7%
Industrials	14.0%
Short-Term Investments	12.2%
Materials	11.0%
Energy	8.1%
Consumer Discretionary	6.7%
Telecommunication Services	6.1%
Consumer Staples	5.5%
Information Technology	5.0%
Health Care	4.3%
Utilities	4.2%
Transportation	1.2%

International Equity Index Fund
Financials	23.5%
Short-Term Investments	18.7%
Industrials	10.3%
Consumer Discretionary	9.6%
Materials	6.7%
Utilities	6.1%
Energy	5.6%
Consumer Staples	5.4%
Telecommunication Services	5.4%
Information Technology	4.8%
Health Care	3.5%
Metals	0.3%
Transportation	0.1%

Large Cap Core Equity Fund
Short-Term Investments	20.6%
Financials	14.6%
Information Technology	13.4%
Health Care	9.7%
Industrials	9.7%
Energy	8.8%
Consumer Staples	7.8%
Consumer Discretionary	7.7%
Telecommunication Services	3.3%
Materials	2.1%
Utilities	2.1%
Money Market Funds	0.2%

Large Cap Growth Stock Fund
Short-Term Investments	25.8%
Information Technology	22.7%
Health Care	10.5%
Industrials	9.9%
Consumer Discretionary	9.6%
Consumer Staples	7.0%
Energy	7.0%
Financials	3.6%
Materials	2.4%
Money Market Funds	1.1%
Telecommunication Services	0.4%
Portfolio composition is subject to change.

3

INDUSTRY ALLOCATION (As a percentage of Total Investments)
STI CLASSIC FUNDS September 30, 2007
(Unaudited)

Large Cap Quantitative Equity Fund
Financials	15.9%
Information Technology	14.8%
Industrials	13.8%
Health Care	11.6%
Energy	11.5%
Consumer Discretionary	10.0%
Consumer Staples	8.5%
Telecommunication Services	4.6%
Insurance	4.1%
Utilities	3.4%
Materials	1.8%

Large Cap Value Equity Fund
Short-Term Investments	21.9%
Financials	19.7%
Industrials	11.8%
Energy	10.6%
Consumer Staples	7.7%
Health Care	6.1%
Consumer Discretionary	5.8%
Utilities	4.7%
Telecommunication Services	4.0%
Materials	3.0%
Information Technology	2.8%
Money Market Funds	1.9%

Mid-Cap Core Equity Fund
Short-Term Investments	26.5%
industrials	12.2%
Information Technology	11.9%
Financials	11.3%
Consumer Discretionary	9.5%
Health Care	7.2%
Energy	6.1%
Consumer Staples	4.8%
Utilities	4.8%
Materials	4.0%
Telecommunication Services	1.6%
Money Market Funds	0.1%

Mid-Cap Value Equity Fund
Financials	20.6%
Short-Term Investments	20.6%
Utilities	10.9%
Consumer Staples	8.6%
Industrials	8.2%
Energy	7.5%
Consumer Discretionary	7.4%
Information Technology	5.1%
Materials	4.1%
Health Care	3.3%
Telecommunication Services	2.1%
Money Market Funds	1.6%

Select Large Cap Growth Stock Fund
Information Technology	24.6%
Short-Term Investments	16.9%
Health Care	15.3%
Industrials	12.2%
Consumer Staples	7.4%
Energy	6.7%
Financials	6.2%
Consumer Discretionary	5.5%
Materials	3.3%
Money Market Funds	1.9%

Small Cap Growth Stock Fund
Short-Term Investments	31.7%
Information Technology	16.2%
Health Care	14.1%
Industrials	11.6%
Consumer Discretionary	10.9%
Financials	4.3%
Materials	4.2%
Energy	3.3%
Consumer Staples	1.7%
Telecommunication Services	1.0%
Money Market Funds	0.9%
Portfolio composition is subject to change.

4

INDUSTRY LOCATION (As a percentage of Total Investments)
STI CLASSIC FUNDS September 30, 2007
(Unaudited)

Small Cap Value Equity Fund
Short-Term Investments	27.2%
Industrials	18.0%
Financials	13.9%
Consumer Discretionary	11.3%
Health Care	8.0%
Materials	5.6%
Energy	4.7%
Information Technology	4.4%
Consumer Staples	2.9%
Money Market Funds	1.7%
Utilities	1.6%
Telecommunication Services	0.7%

Life Vision Aggressive Growth Fund
Equity Funds	92.1%
Money Market Funds	5.9%
Exchange Traded Funds	2.0%

Life Vision Conservative Fund
Fixed Income Funds	69.7%
Equity Funds	27.3%
Money Market Funds	2.0%
Exchange Traded Funds	1.0%

Life Vision Growth and Income Fund
Equity Funds	69.7%
Fixed Income Funds	20.7%
Money Market Funds	7.6%
Exchange Traded Funds	2.0%

Life Vision Moderate Growth Fund
Equity Funds	49.6%
Fixed Income Funds	40.8%
Money Market Funds	8.6%
Exchange Traded Funds	1.0%

Life Vision Target Date 2015 Fund
Equity Funds	79.5%
Fixed Income Funds	12.6%
Money Market Funds	4.9%
Exchange Traded Funds	3.0%

Life Vision Target Date 2025 Fund
Equity Funds	88.9%
Money Market Funds	5.1%
Fixed Income Funds	3.0%
Exchange Traded Funds	3.0%

Life Vision Target Date 2035 Fund
Equity Funds	90.6%
Money Market Funds	5.5%
Exchange Traded Funds	2.9%
Fixed Income Funds	1.0%
Portfolio composition is subject to change.

5

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6

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value ($)

Common Stocks (98.5%)
Consumer Discretionary (21.1%)
Best Buy Co., Inc.(a)	114,300	5,260
Blue Nile, Inc.*	115,500	10,871
Coach, Inc.*	176,800	8,357
eBay, Inc.*(a)	325,600	12,705
Life Time Fitness, Inc.*(a)	89,500	5,490
Monster Worldwide, Inc.*	151,100	5,147
Nordstrom, Inc.(a)	149,400	7,005
Starbucks Corp.*(a)	394,200	10,328
Urban Outfitters, Inc.*(a)	132,300	2,884
VistaPrint Ltd.*(a)	79,600	2,975
Walt Disney Co. (The)(a)	195,500	6,723

		77,745

Consumer Staples (1.4%)
Archer-Daniels-Midland Co.	154,900	5,124

Energy (0.2%)
Trina Solar Ltd., SP ADR*	12,600	718

Financials (10.4%)
BlackRock, Inc., Cl A(a)	65,800	11,410
CB Richard Ellis Group, Inc., Cl A*(a)	130,700	3,639
Euronet Worldwide, Inc.*	195,900	5,832
Huron Consulting Group, Inc.*	99,000	7,189
Legg Mason, Inc.(a)	46,300	3,903
Portfolio Recovery Associates, Inc.	120,800	6,411

		38,384

Health Care (19.4%)
Alcon, Inc.(a)	24,700	3,555
Allscripts Healthcare Solutions, Inc.*(a)	118,900	3,214
Celgene Corp.*(a)	70,400	5,020
Covance, Inc.*(a)	50,600	3,942
Edwards Lifesciences Corp.*(a)	37,000	1,824
Genentech, Inc.*(a)	146,500	11,430
Gilead Sciences, Inc.*(a)	318,300	13,009
Hologic, Inc.*	59,600	3,636
IDEXX Laboratories, Inc.*	41,000	4,493
Kyphon, Inc.*	72,100	5,047
Psychiatric Solutions, Inc.*	271,100	10,649
Varian Medical Systems, Inc.*(a)	77,100	3,230
VCA Antech, Inc.*	55,700	2,325

		71,374

Industrials (5.2%)
First Solar, Inc.*	163,500	19,251

Information Technology (32.4%)
Apple, Inc.*	133,000	20,421
Atheros Communications*(a)	96,500	2,892
Cisco Systems, Inc.*	254,000	8,410
Cognizant Technology Solutions Corp., Cl A*(a)	227,600	18,156
Equinix, Inc.*(a)	25,700	2,279
F5 Networks, Inc.*	129,700	4,824
Google, Inc., Cl A*(a)	26,900	15,260
MEMC Electronic Materials, Inc.*	55,400	3,261
Paychex, Inc.(a)	148,800	6,101
QUALCOMM, Inc.	256,400	10,835
Riverbed Technology, Inc.*(a)	81,800	3,304
Starent Networks Corp.*	31,800	671
SunPower Corp., Cl A*	154,100	12,763
VMware, Inc., Cl A*(a)	29,300	2,490
Yahoo!, Inc.*(a)	292,900	7,861

		119,528

Telecommunication Services (8.4%)
American Tower Corp., Cl A*	159,000	6,923
NII Holdings, Inc.*(a)	205,800	16,905
Time Warner Telecom, Inc., Cl A*	328,700	7,222

		31,050

Total Common Stocks (Cost $269,509)		363,174

Short-Term Investments (46.0%)
Credit Suisse Flagship Fund (USA) LLC(b)	169,780,300	169,780

Total Short-Term Investments (Cost $169,780)		169,780

Money Market Funds (1.9%)
STI Classic Institutional Cash Management Money Market Fund(c)	7,156,234	7,156

Total Money Market Funds (Cost $7,156)		7,156

Total Investments (Cost $446,445) (d) — 146.4%		540,110
Liabilities in excess of other assets — (46.4)%		(171,255)

Net Assets — 100.0%		$368,855

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Aggressive Growth Stock Fund — concluded

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $165,512.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $447,752 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$99,323
Unrealized Depreciation	(6,965)

Unrealized Appreciation	$92,358

ADR	— American Depositary Receipt

Cl	— Class

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Emerging Growth Stock Fund

	Shares	Value($)

Common Stocks (97.0%)
Consumer Discretionary (15.6%)
Blue Nile, Inc.*	60,000	5,647
J. Crew Group, Inc.*(a)	34,500	1,432
Life Time Fitness, Inc.*(a)	35,500	2,178
Lululemon Athletica, Inc.*(a)	32,700	1,374
Nordstrom, Inc.(a)	87,800	4,117
Polo Ralph Lauren Corp.	61,000	4,743
True Religion Apparel, Inc.*(a)	53,300	938
VistaPrint Ltd.*(a)	53,600	2,003

		22,432

Consumer Staples (1.0%)
Bare Escentuals, Inc.*(a)	55,300	1,375

Energy (2.3%)
Trina Solar Ltd., SP ADR*(a)	57,800	3,293

Financials (17.6%)
Alliance Data Systems Corp.*(a)	13,900	1,076
BlackRock, Inc., Cl A(a)	28,500	4,942
CB Richard Ellis Group, Inc., Cl A*(a)	111,000	3,090
eHealth, Inc.*(a)	52,300	1,449
Euronet Worldwide, Inc.*	129,500	3,855
Greenhill & Co., Inc.	23,500	1,435
Huron Consulting Group, Inc.*	79,700	5,788
Portfolio Recovery Associates, Inc.	70,300	3,731

		25,366

Health Care (15.7%)
Amylin Pharmaceuticals, Inc.*(a)	26,800	1,340
HMS Holdings Corp.*	112,000	2,756
Hologic, Inc.*	61,300	3,739
IDEXX Laboratories, Inc.*	17,800	1,951
Intuitive Surgical, Inc.*	7,700	1,771
Kyphon, Inc.*	39,600	2,772
Medivation, Inc.*(a)	39,800	798
Myriad Genetics, Inc.*(a)	28,300	1,476
Psychiatric Solutions, Inc.*	122,300	4,804
United Therapeutics Corp.*(a)	9,600	639
Vertex Pharmaceuticals, Inc.*(a)	16,400	630

		22,676

Industrials (8.2%)
First Solar, Inc.*	66,400	7,818
Fuel Tech, Inc.*	87,100	1,924
Industrials—continued
Taleo Corp., Cl A*	38,600	981
Zoltek Cos., Inc.*(a)	25,000	1,090

		11,813

Information Technology (25.9%)
Atheros Communications*(a)	70,000	2,098
Baidu.com, Inc., SP ADR*(a)	12,400	3,592
Cognizant Technology Solutions Corp., Cl A*	78,900	6,294
DealerTrack Holdings, Inc.*	77,800	3,258
Equinix, Inc.*(a)	21,300	1,889
F5 Networks, Inc.*	71,800	2,670
LoopNet, Inc.*(a)	84,500	1,736
Omniture, Inc.*(a)	104,000	3,153
Riverbed Technology, Inc.*(a)	54,900	2,217
Starent Networks Corp.*	130,800	2,761
SunPower Corp., Cl A*	63,600	5,267
ViaSat, Inc.*	42,400	1,307
VMware, Inc., Cl A*(a)	11,500	978

		37,220

Telecommunication Services (10.7%)
Cbeyond, Inc.*(a)	60,200	2,457
Crown Castle International Corp.*(a)	98,900	4,018
NII Holdings, Inc.*(a)	70,200	5,767
Time Warner Telecom, Inc., Cl A*	142,200	3,124

		15,366

Total Common Stocks (Cost $103,740)		139,541

Short-Term Investments (36.0%)
Credit Suisse Flagship Fund (USA) LLC(b)	51,888,101	51,888

Total Short-Term Investments (Cost $51,888)		51,888

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Emerging Growth Stock Fund — concluded

	Shares	Value($)

Money Market Funds (2.7%)
STI Classic Institutional Cash Management Money Market Fund(c)	3,936,891	3,937

Total Money Market Funds (Cost $3,937)		3,937

Total Investments (Cost $159,565)(d) — 135.7%		195,366
Liabilities in excess of other assets — (35.7)%		(51,382)

Net Assets — 100.0%		$143,984

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $50,360.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $159,755 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$37,959
Unrealized Depreciation	(2,348)

Unrealized Appreciation	$35,611

ADR	— American Depositary Receipt

Cl	— Class

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Foreign Common Stocks (97.2%)
Australia (5.3%)
Babcock & Brown Ltd.(a)	321,161	7,826
BHP Billiton Ltd.	304,066	12,017
Challenger Financial Services Group Ltd.	880,474	4,843
Commonwealth Bank of Australia	79,109	3,957
Goodman Fielder Ltd.	1,782,352	4,079
Leighton Holdings Ltd.(a)	70,826	3,236
Macquarie Airports	1,012,048	3,905
Macquarie Bank Ltd.(a)	70,919	5,310
Qantas Airways Ltd.	1,104,487	5,467
QBE Insurance Group Ltd.(a)	236,740	7,098
Sims Group Ltd.(a)	127,809	3,660
Westpac Banking Corp.	266,897	6,748

		68,146

Austria (0.4%)
OMV AG	75,172	5,019

Belgium (0.6%)
Delhaize Group(a)	83,707	8,020

Brazil (2.3%)
Banco Bradesco SA	139,700	4,103
Banco do Brasil SA	283,500	4,774
Brasil Telecom Participacoes SA(a)	100,604	7,507
Companhia Vale do Rio Doce ADR(a)	247,191	8,387
Unibanco-Uniao de Bancos Brasileiros SA GDR	41,298	5,433

		30,204

Cayman Islands (0.3%)
Greentown China Holdings Ltd.	1,606,500	3,745

China (0.2%)
China Shipping Development Co. Ltd.	854,000	2,769

Finland (1.6%)
Nokia Corp., Cl A	550,482	20,925

France (8.1%)
Air France-KLM	144,918	5,325
AXA ADR	169,705	7,593
Bouygues SA	63,005	5,434
Capgemini SA	97,287	5,995
Compagnie de Saint-Gobain	65,080	6,792
France—continued
Compagnie Generale de Geophysique-Veritas*	16,253	5,310
France Telecom SA(a)	265,686	8,898
Lafarge SA(a)	62,916	9,747
SCOR SE	112,712	3,020
SUEZ SA	169,012	9,952
Total SA	208,799	16,975
VINCI SA(a)	122,508	9,570
Vivendi Universal SA	230,571	9,731

		104,342

Germany (9.0%)
Allianz SE(a)	61,729	14,421
BASF AG	101,410	14,077
Continental AG	33,166	4,603
DaimlerChrysler AG	85,847	8,602
Deutsche Lufthansa AG	219,772	6,339
E.ON AG	99,775	18,412
Henkel KGaA	113,941	5,852
MAN AG	97,790	14,264
Muenchener Rueckversicherungs-Gesellschaft AG	34,843	6,677
Stada Arzneimittel AG	114,216	7,458
ThyssenKrupp AG	179,467	11,412
Volkswagen AG	17,241	3,899

		116,016

Greece (0.4%)
National Bank of Greece SA ADR	404,000	5,216

Hong Kong (1.8%)
Agile Property Holdings Ltd.(a)	1,738,000	3,649
Cheung Kong Holdings Ltd.	284,000	4,684
CLP Holdings Ltd.	360,000	2,492
Guoco Group Ltd.	26,000	354
Industrial & Commercial Bank of China Ltd.	1,126,000	3,143
Pacific Basin Shipping Ltd.	4,236,000	8,894

		23,216

Indonesia (0.5%)
PT Bumi Resources Tbk	15,249,000	5,965

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Ireland (1.7%)
Allied Irish Banks PLC	285,098	6,910
Anglo Irish Bank Corp. PLC	401,542	7,592
CRH PLC	195,446	7,761

		22,263

Israel (1.4%)
Bank Leumi Le-Israel	1,589,780	6,961
Mizrahi Tefahot Bank Ltd.	888,669	6,629
Teva Pharmaceutical Industries Ltd. SP ADR	85,115	3,785

		17,375

Italy (2.9%)
Enel SpA(a)	938,891	10,629
Eni SpA(a)	326,688	12,106
Mediaset SpA(a)	206,576	2,133
Saipem SpA	107,415	4,582
UniCredito Italiano SpA	993,559	8,500

		37,950

Japan (18.5%)
Bridgestone Corp.	178,200	3,941
Canon, Inc.	91,747	5,009
Daicel Chemical Industries Ltd.	1,231,000	9,743
Daiichi Sankyo Co. Ltd.	199,600	5,996
Denki Kagaku Kogyo Kabushiki Kaisha	828,000	4,650
DENSO Corp.	64,900	2,447
East Japan Railway Co.	1,265	9,979
Futaba Industrial Co. Ltd.	150,800	3,887
Honda Motor Co. Ltd.(a)	133,000	4,470
ITOCHU Corp.	819,000	9,948
Joint Corp.	79,600	2,128
KDDI Corp.	852	6,320
Komatsu Ltd.	355,000	11,931
Makino Milling Machine Co. Ltd.	291,000	3,071
Makita Corp.	145,800	6,398
Mitsubishi Corp.	110,700	3,508
Mitsubishi Estate Co. Ltd.(a)	104,000	2,979
Mitsui & Co. Ltd.	605,000	14,697
Mitsui Fudosan Co. Ltd.	85,000	2,361
Mitsui O.S.K. Lines Ltd.	401,000	6,498
Mizuho Financial Group, Inc.	895	5,104
Nihon Parkerizing Co. Ltd.	169,000	2,012
Nintendo Co. Ltd.	9,300	4,842
Japan—continued
Nippon Chemi-Con Corp.(a)	539,798	4,785
Nippon Yusen Kabushiki Kaisha(a)	726,000	7,092
NSK Ltd.	388,000	3,405
NTN Corp.	299,000	2,668
Okinawa Electric Power Co., Inc. (The)	88,400	5,627
ORIX Corp.	56,410	12,868
Ricoh Co. Ltd.	388,000	8,209
Shin-Etsu Chemical Co. Ltd.	56,300	3,892
Sumitomo Corp.	613,200	11,853
Sumitomo Metal Industries Ltd.	1,692,000	9,871
Sumitomo Mitsui Financial Group, Inc.	740	5,767
Taiheiyo Cement Corp.(a)	599,000	2,279
Takeda Pharmaceutical Co. Ltd.	53,400	3,757
Toyota Motor Corp.	250,700	14,800
Urban Corp.	344,000	5,580
Yamatake Corp.	154,800	5,189

		239,561

Malaysia (0.6%)
Public Bank Berhad	1,353,000	3,954
SP Setia Berhad	1,558,300	4,027

		7,981

Mexico (0.6%)
America Movil SAB de C.V. ADR	113,416	7,259

Netherlands (5.0%)
ABN AMRO Holding NV	243,443	12,825
Akzo Nobel NV	36,870	3,039
ASML Holding NV*	225,866	7,487
Heineken NV(a)	91,381	5,996
ING Groep NV(a)	228,024	10,121
Koninklijke DSM NV	68,764	3,711
Koninklijke KPN NV(a)	426,525	7,401
Schlumberger Ltd.(a)	104,582	10,982
Vedior NV	170,872	3,759

		65,321

New Zealand (0.9%)
Air New Zealand Ltd.	1,212,626	2,269
Fletcher Building Ltd.	1,032,741	9,929

		12,198

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Norway (2.0%)
Acergy SA	155,778	4,633
Norske Skogindustrier ASA	123,848	5,389
Orkla ASA	550,770	9,842
Telenor ASA	290,600	5,824

		25,688

Philippines (0.3%)
Globe Telecom, Inc.	121,650	3,974

Poland (0.3%)
Bank Pekao SA	20,291	1,886
Powszechna Kasa Oszczednosci Bank Polski SA	92,367	1,931

		3,817

Russian Federation (1.2%)
Gazprom ADR	142,923	6,267
Mechel ADR	51,016	2,602
Mobile TeleSystems, SP ADR	104,777	7,262

		16,131

Singapore (1.2%)
DBS Group Holdings Ltd.	221,000	3,214
Singapore Airlines Ltd.	199,733	2,502
United Overseas Bank Ltd.	461,000	6,861
Wing Tai Holdings Ltd.	1,129,000	2,935

		15,512

South Korea (0.7%)
Daelim Industrial Co. Ltd.	7,015	1,300
POSCO	9,845	7,242

		8,542

Spain (2.0%)
Banco Santander Central Hispano SA	695,117	13,509
Telefonica SA	443,583	12,415

		25,924

Sweden (3.0%)
Alfa Laval AB	108,750	6,997
H&M Hennes & Mauritz AB	162,225	10,287
Sandvik AB	386,000	8,284
Swedish Match AB	168,800	3,511
Telefonaktiebolaget LM Ericsson	2,381,000	9,536

		38,615

Switzerland (4.4%)
Credit Suisse Group	98,876	6,566
Nestle SA	46,200	20,758
Roche Holding Ltd.	97,131	17,616
Swiss Re	49,085	4,373
Zurich Financial Services	23,768	7,131

		56,444

Taiwan (0.3%)
Siliconware Precision Industries Co. SP ADR(a)	341,379	4,131

Turkey (1.8%)
Akbank T.A.S	1,217,608	9,308
Tupras-Türkiye Petrol Rafinerileri A.S.	248,704	6,613
Türkiye Garanti Bankasi A.S.	977,662	7,514

		23,435

United Kingdom (17.9%)
AstraZeneca PLC	243,093	12,179
Aviva PLC	478,215	7,200
Barclays PLC	805,672	9,815
BHP Billiton PLC	573,132	20,519
BP PLC	1,229,155	14,270
BT Group PLC	1,869,293	11,740
Centrica PLC	1,177,821	9,168
De La Rue PLC	406,101	6,065
DS Smith PLC	637,230	2,435
FKI PLC	1,668,135	3,106
GlaxoSmithKline PLC	211,366	5,608
Home Retail Group PLC	773,846	5,901
Imperial Tobacco Group PLC	221,618	10,160
International Power PLC	530,767	4,900
J Sainsbury PLC	360,966	4,265
National Express Group PLC	297,468	7,528
Next PLC	68,979	2,772
Royal & Sun Alliance Insurance Group PLC	2,431,814	7,686
Royal Bank of Scotland Group PLC (The)	1,525,521	16,385
Royal Dutch Shell PLC, Cl A	533,046	21,994
Royal Dutch Shell PLC, Cl B	309,559	12,742
SABMiller PLC	275,598	7,848
Scottish & Newcastle PLC	226,549	2,834
Unilever PLC	244,891	7,740

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

United Kingdom—continued
Vodafone Group PLC	3,218,291	11,621
WH Smith PLC	612,242	4,810

		231,291

Total Foreign Common Stocks (Cost $951,297)		1,256,995

Foreign Preferred Stocks (0.9%)
Germany (0.9%)
Fresenius AG, 1.510%	77,596	6,019
ProSiebenSat.1 Media AG, 0.840%	192,315	6,043

Total Foreign Preferred Stocks (Cost $9,641)		12,062

Exchange Traded Funds (0.8%)
iShares MSCI EAFE Index Fund	100	9
iShares MSCI Emerging Markets Index Fund	22,147	3,305
Vanguard Emerging Markets Fund	62,139	6,434

Total Exchange Traded Funds (Cost $9,703)		9,748

Short-Term Investments (12.2%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	17,875	17,875
Credit Suisse Flagship Fund (USA) LLC (b)	140,272,443	140,272

Total Short-Term Investments (Cost $158,147)		158,147

Total Investments
(Cost $1,128,788)(c) — 111.1%		1,436,952
Liabilities in excess of other assets — (11.1)%		(143,155)

Net Assets — 100.0%		$1,293,797

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $134,588.
(b)	This security was purchased with cash collateral held from securities lending.

(c)	Cost for federal income tax purposes is $1,135,677 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$309,724
Unrealized Depreciation	(8,449)

Unrealized Appreciation	$301,275

ADR	— American Depositary Receipt

Cl	— Class

GDR	— Global Depositary Receipt

PLC	— Public Limited Company

At September 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Brazilian Real	10/1/07	2,572	1,400	1,404	4
Euro	10/1/07	(2,013)	(2,841)	(2,870)	(29)
Hong Kong Dollar	10/1/07	(6,498)	(836)	(836)	—
Japanese Yen	10/1/07	286,518	2,492	2,495	3
Japanese Yen	10/1/07	(118,777)	(1,037)	(1,034)	3
Phillippine Peso	10/1/07	55,610	601	603	2
South African Rand	10/1/07	(4,728)	(669)	(687)	(18)
Swiss Franc	10/1/07	(4,415)	(3,778)	(3,793)	(15)

Total Short Contracts			$(4,668)	$(4,718)	$(50)

Amounts designated as “—” are $0 or have been rounded to $0.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of September 30, 2007, were as follows:

Consumer Discretionary	7.4%
Consumer Staples	6.1%
Energy	9.0%
Financials	24.2%
Health Care	4.8%
Industrials	15.5%
Information Technology	5.5%
Materials	12.2%
Short-Term Investments	13.6%
Telecommunication Services	6.8%
Transportation	1.3%
Utilities	4.7%

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stock (0.0%)
United States (0.0%)
Ship Finance International Ltd.	100	2

Total Common Stock (Cost $2)		2

Foreign Common Stocks (93.1%)
Australia (4.0%)
AGL Energy Ltd.(a)	26,548	374
Alumina Ltd.	69,130	438
Amcor Ltd.	55,183	361
AMP Ltd.(a)	110,790	1,036
Aristocrat Leisure Ltd.(a)	21,480	265
Asciano Group*	27,549	219
Australia & New Zealand Banking Group Ltd.	89,182	2,350
AXA Asia Pacific Holdings Ltd.	53,373	369
BHP Billiton Ltd.	183,500	7,252
BlueScope Steel Ltd.(a)	44,489	424
Boral Ltd.	36,417	232
Brambles Ltd.	93,999	1,231
Centro Properties Group	51,749	338
Coca-Cola Amatil Ltd.	32,204	257
Coles Myer Ltd.(a)	69,510	950
Commonwealth Bank of Australia	61,251	3,064
Computershare Ltd.	31,194	257
CSL Ltd.	11,257	1,071
CSR Ltd.	53,772	148
Fairfax Media Ltd.	73,058	306
Foster’s Group Ltd.	124,196	719
GPT Group	125,010	566
Insurance Australia Group Ltd.(a)	104,249	486
Lend Lease Corp. Ltd.	22,053	370
Lion Nathan Ltd.	17,992	147
Macquarie Bank Ltd.(a)	15,865	1,188
Macquarie Goodman Group	86,945	533
Macquarie Infrastructure Group	157,769	437
Mirvac Group Ltd.	61,701	298
National Australia Bank Ltd.	77,321	2,724
Newcrest Mining Ltd.	20,494	509
Orica Ltd.	19,044	508
Origin Energy Ltd.	53,228	486
Perpetual Ltd.(a)	2,270	147
Australia—continued
QBE Insurance Group Ltd.(a)	39,627	1,188
Rio Tinto Group Ltd.(a)	14,913	1,432
Santos Ltd.	36,644	489
Sonic Healthcare Ltd.	17,439	241
Stockland Trust Group*	2,509	20
Stockland Trust Group	87,820	701
Suncorp-Metway Ltd.	52,406	944
TABCORP Holdings Ltd.(a)	32,143	432
Telstra Corp. Ltd.	151,770	587
Toll Holdings Ltd.	32,923	383
Transurban Group(a)	61,523	398
Wesfarmers Ltd.(a)	23,209	865
Westfield Group	98,441	1,895
Westpac Banking Corp.	91,157	2,305
Woodside Petroleum Ltd.	28,576	1,273
Woolworths Ltd.(a)	61,695	1,626
WorleyParsons Ltd.	9,064	341
Zinifex Ltd.	29,815	469

		45,649

Austria (1.3%)
BETandWIN.com Interactive Entertainment AG*	6,094	145
Erste Bank der oesterreichischen Sparkassen AG	32,053	2,443
Flughafen Wien AG	2,453	253
Immofinanz Immobilien Anlagen AG*	104,552	1,304
Meinl European Land Ltd.*(a)	70,088	999
Oesterreichische Elektrizitaeswirtschafts AG	16,456	948
OMV AG	33,863	2,261
Raiffeisen International Bank-Holding AG(a)	7,037	1,029
RHI AG*	6,010	277
Telekom Austria AG	69,825	1,827
Voest-Alpine AG	22,505	1,945
Wiener Staedtische Allgemeine Versicherung AG	7,359	514
Wienerberger AG	14,090	881

		14,826

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Belgium (1.6%)
Agfa-Gevaert NV	19,361	373
Barco NV	1,696	146
Belgacom	17,982	834
Delhaize Group(a)	9,940	952
Dexia Group	53,974	1,634
Fortis(a)	139,668	4,112
Groep Colruyt(a)	2,498	528
Groupe Bruxelles Lambert SA	10,551	1,280
InBev	21,704	1,967
KBC Bank & Insurance Holding Co. NV	20,688	2,846
Mobistar SA	4,754	416
NV Bekaert SA	1,916	257
NV Umicore SA	3,712	887
Omega Pharma NV	2,854	250
Solvay SA	7,178	1,041
UCB SA	15,383	908

		18,431

Denmark (1.4%)
A.P. Moller-Maersk A/S	142	1,951
Bang & Olufsen A/S, Cl B(a)	1,560	176
Carlsberg A/S, Cl B(a)	4,525	618
Coloplast A/S, Cl B	3,994	380
Danisco A/S(a)	7,359	572
Danske Bank A/S	43,168	1,753
DSV A/S	25,250	595
FLS Industries A/S	8,000	851
GN Store Nord A/S*(a)	30,900	313
H. Lundbeck A/S	8,000	217
Jyske Bank A/S*	8,875	690
Novo Nordisk A/S, Cl B	28,637	3,457
Novozymes A/S, Cl B	6,870	864
Sydbank A/S	9,450	411
Topdanmark A/S*	2,650	436
Trygvesta A/S	3,000	240
Vestas Wind Systems A/S*	23,738	1,876
William Demant Holding*	3,807	337

		15,737

Finland (1.1%)
Cargotec Corp., Cl B	2,374	117
Fortum Corp.	27,640	1,014
Kone Oyj, Cl B	4,749	346
Metso Corp.	8,000	551
Neste Oil Oyj	7,979	292
Finland—continued
Nokia Corp., Cl A	209,417	7,960
Sampo PLC, Cl A	26,900	821
Stora Enso Oyj(a)	36,152	704
Tietoenator Oyj	4,612	104
UPM-Kymmene Corp.	32,567	788

		12,697

France (10.0%)
Accor	16,665	1,479
Air France-KLM	11,780	433
Air Liquide SA	18,050	2,416
Air Liquide Prime Fidelite SA	2,138	286
Alcatel(a)	193,427	1,986
Alstom	8,791	1,787
Atos Origin SA*	7,153	416
AXA, ADR(a)	119,729	5,357
BNP Paribas	65,375	7,153
Bouygues SA	18,808	1,622
Business Objects SA*	10,060	449
Capgemini SA	13,024	803
Carrefour SA	49,090	3,439
Casino Guichard-Perrachon SA	4,523	474
CNP Assurances SA	4,207	538
Compagnie de Saint-Gobain	27,294	2,848
Compagnie Generale des Etablissements Michelin, Cl B(a)	12,716	1,709
Credit Agricole SA(a)	51,917	2,002
Dassault Systemes SA	5,979	392
Essilor International SA	20,492	1,286
European Aeronautic Defence & Space Co. Eads NV	30,221	929
France Telecom SA	139,915	4,686
Gaz de France(a)	14,726	765
Gecina SA(a)	1,293	219
Groupe Danone	33,062	2,602
Hermes International	7,210	811
Imerys	3,354	306
Klepierre	7,191	413
L’Oreal SA(a)	21,334	2,798
Lafarge SA(a)	11,967	1,854
Lagardere SCA	12,596	1,072
LVMH Moet Hennessy Louis Vuitton SA	18,821	2,256
M6 Metropole Television	6,690	194

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

France—continued
Neopost SA	3,346	472
PagesJaunes SA	12,867	264
Pernod Ricard	7,955	1,736
Pinault-Printemps-Redoute SA(a)	6,215	1,169
PSA Peugeot Citroen SA	15,313	1,264
Publicis Groupe	14,443	594
Renault SA	15,972	2,314
Safran SA(a)	17,324	418
Sanofi-Aventis	81,666	6,914
Schneider Electric SA	19,050	2,407
Societe BIC	2,827	242
Societe Generale	28,209	4,733
Societe Television Francaise 1(a)	12,230	329
Sodexho Alliance SA	9,909	685
SUEZ SA	84,124	4,954
Technip SA	10,440	933
Thales	9,004	528
Thomson	25,598	390
Total SA(a)	179,690	14,609
Unibail Holding	4,790	1,233
Valeo SA	7,248	403
Vallourec SA	4,508	1,298
Veolia Environnement SA	26,381	2,272
VINCI SA(a)	33,770	2,638
Vivendi Universal SA	96,804	4,086
Zodiac SA	4,017	288

		112,953

Germany (13.6%)
Adidas AG	32,186	2,111
Allianz SE(a)	58,890	13,758
ALTANA AG	11,268	271
BASF AG	62,904	8,732
Bayer AG	96,131	7,634
Beiersdorf AG	15,005	1,120
Bilfinger Berger AG	6,328	499
Celesio AG	13,686	869
Commerzbank AG	80,856	3,282
Continental AG	16,952	2,353
Daimler AG	121,664	12,271
Deutsche Bank AG	67,926	8,749
Deutsche Boerse AG(a)	28,813	3,913
Deutsche Lufthansa AG	29,471	850
Deutsche Post AG	102,918	2,988
Deutsche Postbank AG	11,356	834
Deutsche Telekom AG	375,391	7,376
Germany—continued
Douglas Holding AG	5,335	335
E.ON AG	81,350	15,012
Heidelberger Druckmaschinen AG	9,890	434
Henkel KGaA	24,552	1,261
Hochtief AG	6,643	806
Hypo Real Estate Holding AG(a)	20,182	1,151
Infineon Technologies AG*	105,941	1,825
IVG Immobilien AG	15,998	599
Karstadt Quelle AG*(a)	10,759	358
Linde AG	15,739	1,964
MAN AG	15,352	2,239
Merck KGaA	9,684	1,182
METRO AG	19,280	1,738
MLP AG	9,241	125
Muenchener Rueckversicherungs-Gesellschaft AG	28,290	5,421
Rheinmetall AG	6,125	488
RWE AG	58,385	7,329
Salzgitter AG	6,584	1,302
SAP AG	117,761	6,889
Siemens AG	111,257	15,268
Solarworld AG(a)	14,254	827
Suedzucker AG(a)	10,745	216
ThyssenKrupp AG	50,174	3,191
TUI AG*(a)	35,357	958
Volkswagen AG	22,997	5,200
Wincor Nixdorf AG(a)	5,347	445

		154,173

Greece (1.6%)
Alpha Bank SA	67,906	2,366
Coca-Cola HBC	18,820	1,087
Cosmote Mobile Telecommunications SA	22,920	788
EFG Eurobank Ergasias SA	46,727	1,643
Hellenic Petroleum SA	22,530	360
Hellenic Technodomiki Tev SA	21,600	289
Hellenic Telecommunications Organization SA	55,500	2,057
National Bank of Greece SA	64,264	4,096
OPAP SA	43,550	1,689
Piraeus Bank SA	43,825	1,566

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Greece—continued
Public Power Corp. SA	18,380	728
Titan Cement Co. SA	12,960	670
Viohalco SA	18,180	299

		17,638

Hong Kong (1.1%)
Bank of East Asia Ltd.	76,242	428
BOC Hong Kong Holdings Ltd.	194,000	492
Cheung Kong Holdings Ltd.	81,000	1,336
CLP Holdings Ltd.	71,600	496
Esprit Holdings Ltd.	56,400	896
Foxconn International Holdings Ltd.*(a)	113,000	310
Hang Seng Bank Ltd.	41,300	734
Henderson Land Development Co. Ltd.	47,000	373
Hong Kong & China Gas Co. Ltd. (The)(a)	195,960	456
Hong Kong Electric Holdings Ltd.	75,000	390
Hong Kong Exchanges & Clearing Ltd.	58,000	1,773
Hutchison Whampoa Ltd.	115,080	1,231
Li & Fung Ltd.	119,400	507
Link REIT (The)	117,839	259
New World Development Co. Ltd.	130,343	360
PCCW Ltd.	215,326	142
Sun Hung Kai Properties Ltd.	73,600	1,240
Swire Pacific Ltd.	45,000	546
Wharf Holdings Ltd. (The)	66,000	324

		12,293

Ireland (0.9%)
Allied Irish Banks PLC	73,962	1,793
Bank of Ireland	100,127	1,856
C&C Group PLC	39,815	329
CRH PLC	47,498	1,886
DCC PLC	9,656	285
DEPFA Bank PLC	54,497	1,115
Elan Corp. PLC*	6,047	127
Grafton Group PLC*	27,304	306
Independent News & Media PLC	156	1
Ireland—continued
Independent News & Media PLC	82,671	308
Irish Life & Permanent PLC	26,986	598
Irish Life & Permanent PLC	4,509	100
Kerry Group PLC	320	9
Kerry Group PLC, Cl A	16,342	482
Kingspan Group PLC	14,621	321
Ryanair Holdings PLC*	46,355	330

		9,846

Italy (8.5%)
Alleanza Assicurazioni SpA	39,131	521
Arnoldo Mondadori Editore SpA(a)	26,578	257
Assicurazioni Generali SpA	171,912	7,564
Autogrill SpA	23,167	446
Autostrade SpA(a)	56,439	1,906
Banca Intesa SpA	1,364,085	10,532
Banca Monte dei Paschi di Siena SpA(a)	215,380	1,321
Banca Popolare di Milano Scarl SpA(a)	94,487	1,396
Banco Popolare Scarl*	79,054	1,771
Bulgari SpA	34,101	537
Capitalia SpA	323,030	3,086
Enel SpA(a)	741,353	8,393
Eni SpA(a)	477,572	17,697
Fiat SpA(a)	135,229	4,090
Finmeccanica SpA	52,771	1,537
Fondiaria-Sai SpA	16,849	791
Intesa Sanpaolo	141,949	1,039
Italcementi SpA	16,129	357
Lottomatica SpA	15,521	561
Luxottica Group SpA	30,783	1,048
Mediaset SpA(a)	172,602	1,782
MEDIOBANCA-Banca di Credito Finanziario SpA(a)	100,255	2,193
Mediolanum SpA(a)	58,075	411
Pirelli & C. SpA*	655,257	789
Seat Pagine Gialle SpA	933,437	520
Snam Rete Gas SpA(a)	200,389	1,246
Telecom Italia RNC SpA	1,020,098	2,459
Telecom Italia SpA	1,870,093	5,686

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Italy—continued
Terna SpA(a)	273,192	1,010
UniCredito Italiano SpA	1,373,139	11,747
Unione di Banche Italiane Scpa	122,737	3,299

		95,992

Japan (20.2%)
77 Bank Ltd.	33,000	222
Acom Co. Ltd.(a)	5,950	133
Advantest Corp.(a)	15,900	496
AEON Co. Ltd.	53,800	760
AEON Credit Service Co. Ltd.	9,000	97
Aiful Corp.(a)	7,800	122
Aisin Seiki Co. Ltd.	18,200	727
Ajinomoto Co., Inc.	61,000	765
All Nippon Airways Co. Ltd.	64,000	250
Alps Electric Co. Ltd.	17,800	214
Amada Co. Ltd.	36,000	402
Ariake Japan Co. Ltd.	40	1
Asahi Breweries Ltd.	40,300	614
Asahi Glass Co. Ltd.	77,000	1,036
Asahi Kasei Corp.	105,000	848
Astellas Pharma, Inc.	42,861	2,056
Bank of Yokohama Ltd. (The)	119,000	822
Benesse Corp.	6,900	264
Bridgestone Corp.	51,900	1,148
Canon, Inc.	82,000	4,477
Casio Computer Co. Ltd.	23,600	338
Central Japan Railway Co.	128	1,360
Chiba Bank Ltd. (The)	76,000	588
Chubu Electric Power Co., Inc.	51,200	1,326
Chugai Pharmaceutical Co. Ltd.(a)	27,900	461
Citizen Holdings Co. Ltd.(a)	34,100	343
Credit Saison Co. Ltd.(a)	16,200	418
CSK Corp.	5,900	231
Dai Nippon Printing Co. Ltd.	57,000	815
Daiichi Sankyo Co. Ltd.	59,025	1,773
Daikin Industries Ltd.	20,900	1,006
Dainippon Ink & Chemicals, Inc.	63,000	279
Daito Trust Construction Co. Ltd.	8,200	396
Japan—continued
Daiwa House Industry Co. Ltd.	46,000	600
Daiwa Securities Group, Inc.(a)	112,000	1,067
Denki Kagaku Kogyo Kabushiki Kaisha	49,000	275
DENSO Corp.	30,600	1,154
Dentsu, Inc.	194	551
DOWA Mining Co. Ltd.(a)	25,000	317
East Japan Railway Co.	268	2,114
Eisai Co. Ltd.	21,200	1,002
Electric Power Development Co. Ltd.	14,920	581
FANUC Ltd.	15,700	1,601
Fast Retailing Co. Ltd.	5,300	306
Fuji Electic Holdings Co. Ltd.	56,000	250
Fuji Photo Film Co. Ltd.	40,100	1,854
Fujikura Ltd.	36,000	228
Fujitsu Ltd.	162,000	1,145
Fukuoka Financial Group, Inc.	61,000	357
Furukawa Electric Co. Ltd. (The)	63,000	308
Gunma Bank Ltd. (The)(a)	38,000	253
Hirose Electric Co. Ltd.	3,200	389
Hitachi Chemical Co. Ltd.	9,500	196
Hitachi Ltd.(a)	275,000	1,832
Hokkaido Electric Power Co., Inc.	18,200	394
Hokuhoku Financial Group, Inc.	118,000	334
Honda Motor Co. Ltd.(a)	118,100	3,969
Hoya Corp.	38,900	1,328
Ibiden Co. Ltd.	12,700	1,069
INPEX Holdings, Inc.	82	842
Isetan Co. Ltd.	19,000	256
Ishikawajima-Harima Heavy Industries Co. Ltd.	131,000	412
ITOCHU Corp.	134,000	1,628
J. Front Retailing Co., Ltd.*	30,800	303
Japan Real Estate Investment Corp.	39	469
Japan Retail Fund Investment Corp.	36	313
Japan Tobacco, Inc.	353	1,939

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Japan—continued
JFE Holdings, Inc.	46,475	3,294
JGC Corp.	21,000	405
Joyo Bank Ltd. (The)(a)	66,300	370
JS Group Corp.	26,512	461
JSR Corp.(a)	17,800	436
Kajima Corp.(a)	89,000	306
Kamigumi Co. Ltd.	26,000	218
Kaneka Corp.	30,000	252
Kansai Electric Power Co., Inc. (The)	51,500	1,177
Kansai Paint Co. Ltd.	22,000	169
Kao Corp.	39,000	1,165
Kawasaki Heavy Industries Ltd.	134,000	525
Kawasaki Kisen Kaisha Ltd.(a)	53,000	779
KDDI Corp.	186	1,380
Keihin Electric Express Railway Co. Ltd.(a)	42,000	272
Keio Electric Railway Co. Ltd.(a)	58,000	362
Keyence Corp.	3,460	768
Kintetsu Corp.(a)	162,250	504
Kirin Brewery Co. Ltd.	65,000	860
Kobe Steel Ltd.	263,000	982
Kokuyo Co. Ltd.(a)	8,300	86
Komatsu Ltd.	72,700	2,443
Konami Corp.	8,900	243
Konica Minolta Holdings, Inc.	47,500	805
Kubota Corp.	105,000	865
Kuraray Co. Ltd.	36,000	456
Kurita Water Industries Ltd.(a)	11,200	380
Kyocera Corp.	13,800	1,294
Kyowa Hakko Kogyo Co. Ltd.	32,000	330
Kyushu Electric Power Co., Inc.	22,400	593
Lawson, Inc.	6,200	196
Leopalace21 Corp.	12,700	417
Mabuchi Motor Co. Ltd.(a)	2,800	183
Makita Corp.	11,500	505
Marubeni Corp.	155,000	1,422
Marui Co. Ltd.	29,400	325
Matsushita Electric Industrial Co. Ltd.(a)	150,880	2,831
Japan—continued
Matsushita Electric Works Ltd.	37,000	446
Millea Holdings, Inc.(a)	59,400	2,389
Minebea Co. Ltd.	36,000	246
Mitsubishi Chemical Holdings Corp.	103,500	901
Mitsubishi Corp.	110,000	3,486
Mitsubishi Electric Corp.	162,000	2,031
Mitsubishi Estate Co. Ltd.(a)	97,000	2,779
Mitsubishi Gas Chemical Co., Inc.	39,000	362
Mitsubishi Heavy Industries Ltd.	261,000	1,707
Mitsubishi Logistics Corp.	11,000	155
Mitsubishi Materials Corp.(a)	89,000	553
Mitsubishi Rayon Co. Ltd.(a)	54,000	383
Mitsubishi UFJ Financial Group, Inc.	620	5,453
Mitsui & Co. Ltd.	128,000	3,109
Mitsui Chemicals, Inc.	63,000	626
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	73,000	414
Mitsui Fudosan Co. Ltd.	71,000	1,972
Mitsui Mining & Smelting Co. Ltd.	57,000	246
Mitsui O.S.K. Lines Ltd.	100,000	1,620
Mitsui Sumitomo Insurance Co. Ltd.	96,340	1,132
Mitsui Trust Holdings, Inc.	63,000	491
Mitsukoshi Ltd.(a)	39,000	177
Mizuho Financial Group, Inc.	750	4,277
Murata Manufacturing Co. Ltd.	18,600	1,341
Namco Bandai Holdings, Inc.(a)	20,050	292
NEC Corp.	193,000	938
NGK Insulators Ltd.	27,000	870
NGK Spark Plug Co. Ltd.(a)	17,000	264
Nidec Corp.	10,800	755
Nikon Corp.	29,000	997
Nintendo Co. Ltd.	8,000	4,165
Nippon Building Fund, Inc.	46	669

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Japan—continued
Nippon Electric Glass Co. Ltd.(a)	33,500	540
Nippon Express Co. Ltd.	79,000	393
Nippon Meat Packers, Inc.	18,000	200
Nippon Mining Holdings, Inc.	88,000	884
Nippon Oil Corp.	124,000	1,152
Nippon Sheet Glass Co. Ltd.	60,000	367
Nippon Steel Corp.	464,000	3,341
Nippon Telegraph & Telephone Corp.	384	1,795
Nippon Unipac Holding	88	272
Nippon Yusen Kabushiki Kaisha(a)	110,000	1,075
Nissan Chemical Industries Ltd.	16,000	198
Nissan Motor Co. Ltd.	175,500	1,759
Nisshin Seifun Group, Inc.	18,300	172
Nisshin Steel Co. Ltd.(a)	79,000	356
Nissin Food Products Co. Ltd.(a)	8,900	318
Nitto Denko Corp.	16,400	763
NOK Corp.	11,200	240
Nomura Holdings, Inc.	133,100	2,232
Nomura Research Institute Ltd.	11,000	374
NSK Ltd.	44,000	386
NTN Corp.	37,000	330
NTT DATA Corp.(a)	126	562
NTT DoCoMo, Inc.	1,243	1,775
Obayashi Corp.	61,000	283
Odakyu Electric Railway Co. Ltd.(a)	61,000	394
Oji Paper Co. Ltd.(a)	74,000	358
Olympus Corp.	21,000	863
OMRON Corp.	21,100	559
Onward Kashiyama Co. Ltd.	14,000	142
Oriental Land Co. Ltd.(a)	4,800	278
ORIX Corp.	7,610	1,736
Osaka Gas Co. Ltd.	200,000	702
Pioneer Corp.(a)	15,200	186
Promise Co. Ltd.(a)	6,950	169
Rakuten, Inc.	648	254
Resona Holdings, Inc.(a)	485	832
Ricoh Co. Ltd.	59,000	1,248
Japan—continued
ROHM Co. Ltd.	10,100	893
Sankyo Co. Ltd.	5,300	215
SANYO Electric Co. Ltd.*(a)	158,000	260
SBI Holdings, Inc.	924	243
Secom Co. Ltd.	19,700	949
Sega Sammy Holdings, Inc.(a)	19,704	262
Seiko Epson Corp.(a)	12,500	310
Sekisui Chemical Co. Ltd.	46,000	338
Sekisui House Ltd.	44,000	554
Seven & I Holdings Co. Ltd.	57,640	1,483
Sharp Corp.(a)	85,000	1,543
Shimamura Co. Ltd.	2,200	206
Shimano, Inc.	6,800	238
Shimizu Corp.	59,000	321
Shin-Etsu Chemical Co. Ltd.	31,600	2,185
Shinsei Bank Ltd.	139,000	438
Shionogi & Co. Ltd.	30,000	463
Shiseido Co. Ltd.	34,000	755
Shizuoka Bank Ltd. (The)	57,000	554
Showa Denko KK	111,000	420
Showa Shell Sekiyu KK	19,100	246
SMC Corp.	5,700	781
Softbank Corp.(a)	61,700	1,139
Sompo Japan Insurance, Inc.	69,000	792
Sony Corp.	79,400	3,851
Stanley Electric Co. Ltd.(a)	14,400	347
Sumitomo Chemical Co. Ltd.	143,000	1,226
Sumitomo Corp.	92,400	1,786
Sumitomo Electric Industries Ltd.	54,700	872
Sumitomo Heavy Industries Ltd.	57,000	734
Sumitomo Metal Industries Ltd.	345,000	2,013
Sumitomo Metal Mining Co. Ltd.	45,000	1,093
Sumitomo Mitsui Financial Group, Inc.(a)	518	4,037
Sumitomo Realty & Development Co. Ltd.(a)	36,000	1,266
Sumitomo Trust & Banking Co. Ltd. (The)	106,000	802

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Japan—continued
Suruga Bank Ltd.	20,000	244
Suzuken Co. Ltd.	6,400	216
T&D Holdings, Inc.	17,150	1,056
Taiheiyo Cement Corp.(a)	90,000	342
Taisei Corp.(a)	95,000	275
Taisho Pharmaceutical Co. Ltd.(a)	14,000	275
Taiyo Yuden Co. Ltd.	10,000	198
Takashimaya Co. Ltd.(a)	29,000	322
Takeda Pharmaceutical Co. Ltd.	61,300	4,313
Takefuji Corp.(a)	11,000	218
TDK Corp.	11,900	1,044
Teijin Ltd.	83,000	405
Terumo Corp.	16,800	848
THK Co. Ltd.	12,600	266
Tobu Railway Co. Ltd.(a)	78,000	367
Toho Co. Ltd.(a)	11,300	223
Tohoku Electric Power Co., Inc.	35,900	767
Tokyo Electric Power Co., Inc. (The)	84,400	2,131
Tokyo Electron Ltd.(a)	15,600	989
Tokyo Gas Co. Ltd.	194,000	904
Tokyu Corp.	106,000	692
TonenGeneral Sekiyu KK	29,000	292
Toppan Printing Co. Ltd.	56,000	577
Toray Industries, Inc.(a)	125,000	993
Toshiba Corp.(a)	253,000	2,364
Tosoh Corp.	46,000	298
TOTO Ltd.(a)	27,700	201
Toyo Seikan Kaisha Ltd.	16,200	305
Toyobo Co. Ltd.	63,000	148
Toyota Industries Corp.	11,200	483
Toyota Motor Corp.	200,600	11,842
Trend Micro, Inc.	10,500	454
Ube Industries Ltd.	95,000	337
Uni-Charm Corp.	4,200	258
UNY Co. Ltd.	18,000	157
Ushio, Inc.	11,100	202
USS Co. Ltd.	2,430	160
Wacoal Corp.	9,000	111
West Japan Railway Co.	169	806
Yahoo Japan Corp.	1,505	570
Yakult Honsha Co. Ltd.(a)	10,700	244
Yamada Denki Co. Ltd.	7,580	750
Yamaha Corp.	17,500	392
Japan—continued
Yamaha Motor Co. Ltd.	18,500	472
Yamato Transport Co. Ltd.	39,000	585
Yokogawa Electric Corp.	20,400	248

		228,176

Luxembourg (0.4%)
ArcelorMittal	65,491	5,169

Netherlands (3.3%)
ABN AMRO Holding NV	125,366	6,605
Aegon NV	98,330	1,883
Akzo Nobel NV	19,372	1,596
ASML Holding NV*	36,912	1,224
Fugro NV	5,310	431
Hagemeyer NV(a)	43,224	200
Heineken NV(a)	16,976	1,114
ING Groep NV(a)	131,031	5,816
Koninklijke DSM NV	13,108	707
Koninklijke KPN NV	140,332	2,435
QIAGEN NV*	24,158	469
Randstad Holding NV	4,676	253
Reed Elsevier NV	63,657	1,209
Royal Ahold NV*	94,463	1,428
Royal Numico NV(a)	13,648	1,059
Royal Philips Electronics NV	79,560	3,590
SBM Offshore NV	12,700	499
TPG NV	35,261	1,478
Unibail-Rodamco NV	2,514	647
Unilever NV	113,382	3,500
Vedior NV	15,332	337
Wolters Kluwer NV(a)	26,254	779

		37,259

New Zealand (0.5%)
Auckland International Airport Ltd.(a)	323,091	766
Contact Energy Ltd.	92,886	647
Fisher & Paykel Appliances Holdings Ltd.(a)	89,076	240
Fisher & Paykel Healthcare Corp. Ltd.	162,014	405
Fletcher Building Ltd.	131,913	1,268
Kiwi Income Property Trust	245,108	269

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

New Zealand—continued
Sky City Entertainment Group Ltd.	147,951	585
Telecom Corp. of New Zealand Ltd.(a)	328,580	1,113

		5,293

Norway (1.8%)
Acergy SA(a)	31,300	931
Det Norske Oljeselskap ASA*(a)	123,200	256
DNB NOR ASA	109,940	1,687
Frontline Ltd.(a)	8,400	413
Norsk Hydro ASA	108,200	4,709
Norske Skogindustrier ASA	25,950	278
Orkla ASA	124,120	2,218
Petroleum Geo-Services ASA	27,502	794
Schibsted ASA	7,500	395
SeaDrill Ltd.*	40,000	900
Statoil ASA(a)	97,550	3,326
Storebrand ASA(a)	36,600	569
Tandberg ASA	18,494	445
Telenor ASA	110,300	2,211
Tomra Systems ASA(a)	25,150	182
Yara International ASA	29,240	925

		20,239

Portugal (0.9%)
Banco BPI SA	56,285	474
Banco Comercial Portugues SA	431,327	1,790
Banco Espirito Santo SA	55,544	1,259
Brisa-Auto-estradas de Portugal SA	74,059	971
CIMPOR-Cimentos de Portugal, SGPS, SA	49,768	412
Energias de Portugal SA	334,253	1,954
Jeronimo Martins, SGPS, SA	67,055	412
Portugal Telecom, SGPS, SA	143,194	2,007
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	27,113	404
Sonae, SGPS, SA	197,491	512

		10,195

Singapore (0.6%)
Capitaland Ltd.	89,000	488
City Developments Ltd.	29,000	316
DBS Group Holdings Ltd.	66,467	967
Singapore—continued
Keppel Corp. Ltd.	55,000	533
Oversea-Chinese Banking Corp. Ltd.	146,700	879
Singapore Airlines Ltd.	30,800	386
Singapore Press Holdings Ltd.	88,750	258
Singapore Telecommunications Ltd.	453,660	1,228
United Overseas Bank Ltd.	72,000	1,072
UOL Group Ltd.	30,300	106
Venture Corp. Ltd.	14,000	156

		6,389

South Africa (0.0%)
Mondi, Ltd.	5,682	56

Spain (5.9%)
Abertis Infraestructuras SA(a)	32,843	1,027
Acciona SA	4,112	1,118
Acerinox SA(a)	22,390	674
Actividades de Construccion y Servicios SA (ACS)(a)	26,309	1,452
Altadis SA	32,775	2,306
Antena 3 de Television SA(a)	12,810	236
Banco Bilbao Vizcaya Argentaria SA	384,355	9,009
Banco Popular Espanol SA(a)	109,010	1,873
Banco Santander Central Hispano SA	673,246	13,084
Cintra Concesiones de Infraestructuras de Transporte SA(a)	29,662	452
Corporacion Mapfre(a)	81,800	370
Ebro Puleva SA(a)	12,170	249
Endesa SA	70,968	4,057
Fomento de Construcciones y Contratas SA(a)	6,418	519
Gamesa Corporacion Tecnologica SA	24,491	1,000
Gas Natural SDG SA(a)	20,364	1,150
Grupo Ferrovial SA(a)	9,077	768
Iberdrola SA	93,084	5,468
Iberia Lineas Aereas de Espana SA	68,168	332

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Spain—continued
Indra Sistemas SA(a)	16,513	447
Industria de Diseno Textil SA	28,038	1,889
Promotora de Informaciones SA(a)	11,013	217
Repsol YPF SA	104,848	3,745
Sacyr Vallehermoso Group SA(a)	12,280	430
Sociedad General de Aguas de Barcelona SA, Cl A(a)	8,627	328
Telefonica SA(a)	492,129	13,774
Union Fenosa SA	15,335	907
Zeltia SA(a)	23,265	253

		67,134

Sweden (1.8%)
ASSA ABLOY AB	22,600	469
Atlas Copco AB, Cl A	47,600	824
Atlas Copco AB, Cl B	29,682	475
Boliden AB	20,550	438
Electrolux AB, Ser B(a)	17,900	379
Getinge AB, Cl B	12,000	291
H&M Hennes & Mauritz AB	23,200	1,471
Husqvarna AB, Cl B	20,000	258
Nordea Bank AB	120,000	2,092
Sandvik AB	62,500	1,341
Scania AB, Cl B	25,508	622
Securitas AB, Cl B	21,000	277
Securitas Direct AB, Cl B*	21,000	62
Securitas Systems AB, Cl B	21,000	78
Skandinaviska Enskilda Banken AB	31,800	1,034
Skanska AB, Cl B	26,700	529
SKF AB, Cl B	27,400	577
SSAB Svenskt Stal AB, Ser A	10,800	400
Svenska Cellulosa AB, Cl. B	13,400	250
Svenska Handelsbanken AB, Cl A	34,400	1,068
Swedish Match AB	19,800	412
Tele2 AB, Cl B	21,600	467
Telefonaktiebolaget LM Ericsson	862,800	3,456
TeliaSonera AB	128,000	1,157
Sweden—continued
Volvo AB, Cl A	29,285	509
Volvo AB, Cl B	62,750	1,093

		20,029

Switzerland (1.9%)
ABB Ltd.	48,024	1,265
Adecco SA	3,501	207
Compagnie Financiere Richemont SA	13,422	890
Credit Suisse Group	25,015	1,661
Holcim Ltd.	5,322	588
Nestle SA	7,781	3,496
Nobel Biocare Holding AG	629	170
Novartis AG	44,241	2,442
Roche Holding Ltd.	14,297	2,593
STMicroelectronics NV(a)	63,878	1,074
Swiss Re	7,590	676
Swisscom AG	602	229
Syngenta AG	2,815	607
UBS AG	45,155	2,429
Xstrata PLC	27,114	1,799
Zurich Financial Services	3,134	940

		21,066

United Kingdom (10.7%)
3I Group PLC	19,601	400
Allied Irish Banks PLC	4,950	119
AMVESCAP PLC	39,160	530
Anglo American PLC	51,706	3,479
AstraZeneca PLC	63,309	3,172
Aviva PLC	114,364	1,722
BAE Systems PLC	158,327	1,598
Barclays PLC	272,811	3,324
Barratt Developments PLC	14,512	222
BG Group PLC	168,866	2,923
BHP Billiton PLC	99,279	3,554
Biffa PLC	17,326	78
BP PLC	810,087	9,405
British American Tobacco PLC	62,005	2,222
British Land Co. PLC (The)	25,812	619
British Sky Broadcasting Group PLC	56,421	802
BT Group PLC	358,533	2,252
Bunzl PLC	16,806	241
Burberry Group PLC	21,810	293
Cadbury Schweppes PLC	102,399	1,188
Capita Group PLC	29,587	438

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

United Kingdom—continued
Carnival PLC	8,468	404
Centrica PLC	181,410	1,412
Compass Group PLC	100,105	618
CRH PLC	3,324	131
Daily Mail & General Trust PLC	14,668	189
Diageo PLC	101,577	2,232
DSG International PLC	91,240	252
EMAP PLC	10,689	192
Enterprise Inns PLC	27,605	334
Experian Group Ltd.	51,122	541
Friends Provident PLC	92,012	324
GKN PLC	34,813	252
GlaxoSmithKline PLC	224,861	5,966
Hammerson PLC	14,123	339
Hays PLC	72,491	197
HBOS PLC	159,373	2,982
Home Retail Group PLC	44,118	336
HSBC Holdings PLC	440,183	8,145
ICAP PLC	25,085	270
Imperial Chemical Industries PLC	59,068	788
Imperial Tobacco Group PLC	29,676	1,360
InterContinental Hotels Group PLC	14,586	290
International Personal Finance	12,688	51
International Power PLC	75,052	693
ITV PLC	192,592	404
J Sainsbury PLC	76,939	909
Johnson Matthey PLC	10,850	370
Kelda Group PLC	13,656	241
Kingfisher PLC	118,555	434
Land Securities Group PLC	23,708	816
Legal & General Group PLC	323,487	884
Liberty International PLC	12,575	294
Lloyds TSB Group PLC	247,430	2,746
Man Group PLC	88,581	1,003
Marks & Spencer Group PLC	84,120	1,059
Mondi Ltd.	14,205	135
National Grid PLC	122,248	1,961
Next PLC	11,244	452
Old Mutual PLC	258,788	849
Pearson PLC	39,938	619
Persimmon PLC	14,078	278
United Kingdom—continued
Provident Financial PLC	6,344	116
Prudential PLC	113,118	1,739
Punch Taverns PLC	12,598	254
Reckitt Benckiser PLC	27,687	1,627
Reed Elsevier PLC	62,987	796
Rentokil Initial PLC	89,852	307
Reuters Group PLC	63,216	832
Rio Tinto PLC	41,461	3,586
Rolls-Royce PLC	89,282	954
Royal & Sun Alliance Insurance Group PLC	151,157	478
Royal Bank of Scotland Group PLC (The)	380,941	4,091
Royal Dutch Shell PLC, Cl A	1,042	43
Royal Dutch Shell PLC, Cl B	123,919	5,101
SABMiller PLC	43,810	1,248
Sage Group PLC (The)	65,479	334
Scottish & Newcastle PLC	39,650	496
Scottish & Southern Energy PLC	42,682	1,319
Segro PLC	21,576	220
Severn Trent PLC	11,544	333
Smith & Nephew PLC	46,709	571
Smiths Group PLC	18,934	414
Tate & Lyle PLC	23,905	197
Tesco PLC	321,733	2,891
Tomkins PLC	39,274	183
Unilever PLC	56,848	1,797
United Business Media PLC	12,517	177
United Utilities PLC	43,456	622
Vodafone Group PLC	2,168,713	7,831
Whitbread PLC	9,884	328
William Hill Organization Ltd.	17,476	230
Wolseley PLC	32,648	552
WPP Group PLC	58,299	790
Yell Group PLC	38,591	339

		121,129

Total Foreign Common Stocks (Cost $623,375)		1,052,369

Foreign Preferred Stocks (0.7%)
Germany (0.6%)
Fresenius Medical Care AG, 1.230%	27,672	1,472
Porsche AG, 5.000%	1,211	2,586

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Germany—continued
ProSiebenSat.1 Media AG, 0.840%	13,959	439
RWE AG, 1.750%	3,957	443
Volkswagen AG, 1.210%	14,633	2,008

		6,948

Italy (0.1%)
Compagnia Assicuratrice Unipol SpA, 0.125%	204,815	643

Total Foreign Preferred Stocks (Cost $2,899)		7,591

Exchange Traded Funds (3.6%)
iShares MSCI Germany Index Fund(a)	104,000	3,598
iShares MSCI EAFE Index Fund(a)	398,000	32,887
iShares MSCI Italy Index Fund(a)	69,000	2,404
iShares MSCI Japan Index Fund(a)	120,000	1,722
iShares MSCI Spain Index Fund	9,000	547

Total Exchange Traded Funds (Cost $38,016)		41,158

Rights (0.1%)
Belgium (0.1%)
Fortis	139,668	741

Japan (0.0%)
Dowa Mining Rights(c)(d)	25,000	—

Total Rights (Cost $577)		741

Short-Term Investments (16.4%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	15,467	15,467
Credit Suisse Flagship Fund (USA) LLC (b)	170,486,998	170,487

Total Short-Term Investments (Cost $185,954)		185,954

Total Investments (Cost $850,823)(e) — 113.9%		1,287,815
Liabilities in excess of other assets — (13.9)%		(156,868)

Net Assets — 100.0%		$1,130,947

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $166,669.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Market value is zero.
(d)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of September 30, 2007.
(e)	Cost for federal income tax purposes is $873,898 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$425,055
Unrealized Depreciation	(11,138)

Unrealized Appreciation	$413,917

ADR	— American Depositary Receipt

Cl	— Class

PLC	— Public Liability Company

REIT	— Real Estate Investment Trust

SER	— Series

Amounts listed as “—” are $0 or have been rounded to $0.

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of September 30, 2007, were as follows:

Consumer Discretionary	10.9%
Consumer Staples	6.1%
Energy	6.4%
Financials	27.0%
Health Care	4.0%
Industrials	11.7%
Information Technology	5.5%
Materials	7.6%
Metals	0.3%
Short-Term Investments	21.3%
Telecommunication Services	6.1%
Transportation	0.1%
Utilities	6.9%

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Core Equity Fund

	Shares	Value($)

Common Stocks (99.6%)
Consumer Discretionary (9.7%)
Circuit City Stores, Inc.(a)	1,000,000	7,910
Darden Restaurants, Inc.	542,900	22,726
Lennar Corp., Cl A(a)	600,000	13,590
McGraw-Hill Cos., Inc. (The)	400,000	20,364
Omnicom Group, Inc.	400,000	19,236
Target Corp.(a)	225,000	14,303
Time Warner, Inc.(a)	1,600,000	29,376
Tyco International Ltd.(a)	450,000	19,953
Walt Disney Co. (The)(a)	550,000	18,915

		166,373

Consumer Staples (9.8%)
Anheuser-Busch Cos., Inc.	350,000	17,496
Cadbury Schweppes PLC ADR(a)	550,000	25,586
ConAgra Foods, Inc.(a)	1,000,000	26,130
CVS/Caremark Corp.(a)	650,000	25,759
Hershey Co. (The)(a)	300,000	13,923
PepsiCo, Inc.	300,000	21,978
Procter & Gamble Co. (The)	300,000	21,102
Wal-Mart Stores, Inc.	350,000	15,278

		167,252

Energy (11.1%)
Anadarko Petroleum Corp.(a)	300,000	16,125
Baker Hughes, Inc.(a)	225,000	20,333
Chevron Corp.(a)	475,000	44,450
ConocoPhillips	350,000	30,720
Exxon Mobil Corp.	450,000	41,652
Spectra Energy Corp.(a)	800,000	19,584
Valero Energy Corp.(a)	250,000	16,795

		189,659

Financials (18.4%)
American International Group, Inc.(a)	400,000	27,060
Ameriprise Financial, Inc.	300,000	18,933
Bank of America Corp.	650,000	32,676
Berkshire Hathaway, Inc., Cl B*	5,000	19,760
Capital One Financial Corp.(a)	200,000	13,286
Citigroup, Inc.(a)	700,000	32,669
Discover Financial Services*(a)	500,000	10,400
Genworth Financial, Inc., Cl A	550,000	16,902
Legg Mason, Inc.(a)	150,000	12,644
Financials—continued
Morgan Stanley(a)	325,000	20,475
Principal Financial Group, Inc.	300,000	18,927
Progressive Corp. (The)(a)	1,200,000	23,292
State Street Corp.(a)	250,000	17,040
UBS AG ADR	400,000	21,300
Washington Mutual, Inc.(a)	289,643	10,227
Wells Fargo & Co.(a)	550,000	19,591

		315,182

Health Care (12.2%)
Abbott Laboratories	369,270	19,800
Amgen, Inc.*(a)	375,000	21,214
Bristol-Myers Squibb Co.	900,000	25,938
Cardinal Health, Inc.	325,000	20,322
Covidien Ltd.*	525,000	21,787
Eli Lilly & Co.	400,000	22,772
Johnson & Johnson(a)	300,000	19,710
Medtronic, Inc.(a)	475,000	26,795
Pfizer, Inc.	1,200,000	29,316

		207,654

Industrials (12.2%)
3M Co.	225,000	21,056
Burlington Northern Santa Fe Corp.(a)	200,000	16,234
Dover Corp.	450,000	22,927
Eaton Corp.	225,000	22,284
Emerson Electric Co.	350,000	18,627
Equifax, Inc.	550,000	20,966
General Electric Co.(a)	1,000,000	41,400
Goodrich Corp.	320,000	21,834
Tyco Electronics Ltd.	650,000	23,029

		208,357

Information Technology (16.9%)
Accenture Ltd., Cl A(a)	600,000	24,150
Applied Materials, Inc.(a)	900,000	18,630
Cadence Design Systems, Inc.*(a)	800,000	17,752
Cisco Systems, Inc.*	1,000,000	33,110
Dell, Inc.*	800,000	22,080
Hewlett-Packard Co.	425,000	21,161
Intel Corp.	1,200,000	31,032
Jabil Circuit, Inc.(a)	700,000	15,988
Microsoft Corp.	1,000,000	29,460
Motorola, Inc.	413,064	7,654
Nokia Corp. ADR	450,000	17,068
Paychex, Inc.(a)	460,000	18,860

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Core Equity Fund — concluded

	Shares	Value($)

Information Technology—continued
Texas Instruments, Inc.(a)	300,000	10,977
Western Union Co.	1,000,000	20,970

		288,892

Materials (2.6%)
E.I. du Pont de Nemours & Co.(a)	550,000	27,258
Praxair, Inc.	200,000	16,752
Sonoco Products Co.	37,111	1,120

		45,130

Telecommunication Services (4.1%)
AT&T, Inc.(a)	900,000	38,079
Sprint Nextel Corp.(a)	1,700,000	32,300

		70,379

Utilities (2.6%)
Duke Energy Corp.(a)	1,200,000	22,428
Edison International	400,000	22,180

		44,608

Total Common Stocks (Cost $1,374,063)		1,703,486

Short-Term Investments (25.9%)
Credit Suisse Flagship Fund (USA) LLC(b)	442,463,690	442,464

Total Short-Term Investments (Cost $442,464)		442,464

Money Market Funds (0.2%)
STI Classic Institutional Cash Management Money Market Fund(c)	3,629,011	3,629

Total Money Market Funds (Cost $3,629)		3,629

Total Investments
(Cost $1,820,156)(d) — 125.7%		2,149,579
Liabilities in excess of other assets — (25.7)%		(439,538)

Net Assets — 100.0%		$1,710,041

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $430,688.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $1,822,117. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$370,720
Unrealized Depreciation	(43,258)

Unrealized Appreciation	$327,462

ADR	— American Depositary Receipt
Cl	— Class
PLC	— Public Limited Company

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)

Common Stocks (98.5%)
Consumer Discretionary (13.0%)
Amazon.com, Inc.*(a)	116,120	10,817
Coach, Inc.*	268,881	12,710
EchoStar Communications Corp.*	197,350	9,238
GameStop Corp., Cl A*(a)	181,525	10,229
Guess?, Inc.	121,750	5,969
Johnson Controls, Inc.	102,650	12,124
McDonald’s Corp.(a)	203,000	11,057
Starwood Hotels & Resorts Worldwide, Inc.	156,700	9,520
Target Corp.(a)	199,186	12,662
Walt Disney Co. (The)(a)	276,230	9,500

		103,826

Consumer Staples (9.5%)
Anheuser-Busch Cos., Inc.	206,584	10,327
Avon Products, Inc.(a)	244,073	9,160
Colgate-Palmolive Co.	170,021	12,126
Costco Wholesale Corp.(a)	118,375	7,265
PepsiCo, Inc.	248,754	18,224
Procter & Gamble Co. (The)	265,939	18,706

		75,808

Energy (9.4%)
Cameron International Corp.*(a)	124,000	11,444
Diamond Offshore Drilling, Inc.(a)	78,900	8,939
Exxon Mobil Corp.	148,890	13,781
Halliburton Co.(a)	312,111	11,985
Schlumberger Ltd.(a)	184,462	19,368
Valero Energy Corp.(a)	138,750	9,321

		74,838

Financials (4.9%)
AFLAC, Inc.	242,425	13,828
Blackstone Group LP (The)*(a)	173,837	4,360
Janus Capital Group, Inc.(a)	259,325	7,334
JPMorgan Chase & Co.(a)	107,624	4,931
Morgan Stanley	139,170	8,767

		39,220

Health Care (14.1%)
Aetna, Inc.	288,675	15,666
Allergan, Inc.(a)	189,475	12,216
Baxter International, Inc.	303,968	17,107
Express Scripts, Inc.*(a)	263,900	14,731
Health Care—continued
Gilead Sciences, Inc.*(a)	355,175	14,516
Johnson & Johnson(a)	233,199	15,321
Schering-Plough Corp.(a)	619,583	19,597
UnitedHealth Group, Inc.	73,300	3,550

		112,704

Industrials (13.3%)
AGCO Corp.*(a)	182,654	9,273
Boeing Co. (The)(a)	165,743	17,401
Cooper Industries Ltd., Cl A	151,100	7,720
Cummins, Inc.	85,725	10,964
Deere & Co.	64,325	9,547
Emerson Electric Co.	255,279	13,586
General Electric Co.	215,176	8,908
Honeywell International, Inc.	249,671	14,848
Raytheon Co.	216,049	13,788

		106,035

Information Technology (30.6%)
Accenture Ltd., Cl A(a)	201,825	8,124
Adobe Systems, Inc.*(a)	293,175	12,800
Apple, Inc.*(a)	160,175	24,593
ASML Holding NV*(a)	390,810	12,842
Cisco Systems, Inc.*	961,018	31,819
Corning, Inc.(a)	592,945	14,616
EMC Corp.*(a)	630,316	13,111
Google, Inc., Cl A*(a)	15,153	8,596
Hewlett-Packard Co.	428,556	21,339
Intel Corp.	480,350	12,422
International Business Machines Corp.(a)	73,312	8,636
Intersil Corp., Cl A	244,676	8,180
Juniper Networks, Inc.*(a)	275,125	10,072
MEMC Electronic Materials, Inc.*	146,575	8,627
Microsoft Corp.	652,047	19,209
NVIDIA Corp.*(a)	304,450	11,033
Oracle Corp.*	581,663	12,593
Synopsys, Inc.*	195,125	5,284
VMware, Inc., Cl A*(a)	14,800	1,258

		245,154

Materials (3.2%)
Praxair, Inc.	206,585	17,303
Southern Copper Corp.(a)	68,825	8,523

		25,826

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Growth Stock Fund — concluded

	Shares	Value($)

Telecommunications (0.5%)
AT&T, Inc.(a)	104,177	4,408

Total Common Stocks (Cost $619,579)		787,819

Short-Term Investments (34.8%)
Credit Suisse Flagship Fund (USA) LLC(b)	278,754,518	278,755

Total Short-Term Investments (Cost $278,755)		278,755

Money Market Funds (1.5%)
STI Classic Institutional Cash Management Money Market Fund(c)	11,899,156	11,899

Total Money Market Funds (Cost $11,899)		11,899

Total Investments (Cost $910,233)(d) — 134.8%		1,078,473
Liabilities in excess of other assets — (34.8)%		(278,487)

Net Assets — 100.0%		$799,986

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $272,108.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $911,148 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$173,558
Unrealized Depreciation	(6,233)

Unrealized Appreciation	$167,325

Cl	— Class
LP	— Limited Partnership

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Quantitative Equity Fund

	Shares	Value($)

Common Stocks (99.0%)
Consumer Discretionary (9.9%)
Amazon.com, Inc.*	19,709	1,836
Avnet, Inc.*	43,523	1,735
Big Lots, Inc.*	42,801	1,277
Darden Restaurants, Inc.	30,651	1,283
Eastman Kodak Co.	47,896	1,282
GameStop Corp., Cl A*	24,006	1,353
Gap, Inc. (The)	74,933	1,382
General Motors Corp.	49,850	1,829
Hasbro, Inc.	46,548	1,298
Loews Corp. — Carolina Group	43,338	3,564
McGraw-Hill Cos., Inc. (The)	29,976	1,526
NIKE, Inc., Cl B	28,409	1,666
Omnicom Group, Inc.	28,987	1,394
Sherwin-Williams Co. (The)	19,284	1,267
Textron, Inc.	37,965	2,362
Walt Disney Co. (The)	73,742	2,536

		27,590

Consumer Staples (8.4%)
Coca-Cola Enterprises, Inc.	145,539	3,525
ConAgra Foods, Inc.	143,536	3,751
Kellogg Co.	67,450	3,777
Kroger Co. (The)	146,374	4,174
Owens-Illinois, Inc.*	47,143	1,954
Pepsi Bottling Group, Inc. (The)	99,324	3,692
RadioShack Corp.	54,641	1,129
Tiffany & Co.	26,128	1,368

		23,370

Energy (11.4%)
Chevron Corp.	62,806	5,877
Exxon Mobil Corp.	113,461	10,502
Halliburton Co.	67,095	2,577
Murphy Oil Corp.	32,139	2,246
National-Oilwell Varco, Inc.*	16,803	2,428
Noble Energy, Inc.	27,537	1,929
Tesoro Corp.	34,538	1,589
Valero Energy Corp.	35,721	2,400
Williams Cos., Inc. (The)	66,482	2,264

		31,812

Financials (15.5%)
ACE Ltd.	41,760	2,529
American International Group, Inc.	82,998	5,615
Aon Corp.	52,345	2,346
Assurant, Inc.	42,266	2,261
Chubb Corp. (The)	47,509	2,548
Citigroup, Inc.	99,405	4,639
Financials—continued
Janus Capital Group, Inc.	78,024	2,207
JPMorgan Chase & Co.	114,031	5,225
KeyCorp	69,090	2,234
MBIA, Inc.	37,639	2,298
MetLife, Inc.	46,222	3,223
ProLogis	38,496	2,554
Prudential Financial, Inc.	32,292	3,151
XL Capital Ltd., Cl A	30,644	2,427

		43,257

Health Care (11.5%)
Aetna, Inc.	56,142	3,047
Baxter International, Inc.	56,738	3,193
Biogen Idec, Inc.*	40,690	2,699
CIGNA Corp.	50,076	2,669
Coventry Health Care, Inc.*	43,474	2,704
DaVita, Inc.*	39,794	2,514
Express Scripts, Inc.*	47,702	2,663
Humana, Inc.*	39,529	2,762
Medco Health Solutions, Inc.*	32,468	2,935
Schering-Plough Corp.	107,793	3,409
UnitedHealth Group, Inc.	73,709	3,570

		32,165

Industrials (13.7%)
Allied Waste Industries, Inc.*	151,382	1,930
Boeing Co. (The)	35,198	3,696
Deere & Co.	18,199	2,701
Energizer Holdings, Inc.*	32,111	3,560
Fluor Corp.	15,997	2,303
Honeywell International, Inc.	49,392	2,937
KBR, Inc.*	54,623	2,118
L-3 Communications Holdings, Inc.	21,434	2,189
Lam Research Corp.*	32,557	1,734
Lockheed Martin Corp.	26,126	2,834
Masco Corp.	81,935	1,898
McDermott International, Inc.*	39,854	2,155
Northrop Grumman Corp.	30,544	2,382
Raytheon Co.	39,823	2,542
Republic Services, Inc., Cl A	58,590	1,917
Snap-on, Inc.	25,196	1,248

		38,144

Information Technology (14.7%)
Apple, Inc.*	30,296	4,652
Applied Materials, Inc.	109,433	2,265
BMC Software, Inc.*	60,820	1,899
CA, Inc.	76,702	1,973
Dell, Inc.*	109,553	3,024

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Quantitative Equity Fund — concluded

	Shares	Value($)

Information Technology—continued
Hewlett-Packard Co.	88,557	4,409
International Business Machines Corp.	42,197	4,971
McAfee, Inc.*	46,543	1,623
Microsoft Corp.	171,661	5,057
Novell, Inc.*	243,620	1,861
NVIDIA Corp.*	61,952	2,245
QUALCOMM, Inc.	78,344	3,311
Symantec Corp.*	108,386	2,100
Teradyne, Inc.*	121,222	1,673

		41,063

Insurance (4.1%)
Axis Capital Holdings Ltd.	55,122	2,145
Cincinnati Financial Corp.	50,762	2,198
Everest Re Group Ltd.	19,473	2,147
Travelers Cos., Inc. (The)	53,032	2,670
Unum Group	89,472	2,189

		11,349

Materials (1.8%)
Freeport-McMoRan Copper & Gold, Inc., Cl B	28,241	2,962
Southern Copper Corp.	17,847	2,210

		5,172

Telecommunication Services (4.6%)
AT&T, Inc.	134,842	5,705
Discovery Holding Co., Cl A*	45,273	1,306
Liberty Media Corp.*	9,943	1,241
Sprint Nextel Corp.	81,932	1,557
Verizon Communications, Inc.	68,753	3,045

		12,854

Utilities (3.4%)
DTE Energy Co.	29,158	1,413
Edison International	29,345	1,627
FirstEnergy Corp.	25,709	1,628
FPL Group, Inc.	29,117	1,773
Utilities—continued
Mirant Corp.*	30,039	1,222
Public Service Enterprise Group, Inc.	19,559	1,721

		9,384

Total Common Stocks (Cost $262,006)		276,160

Total Investments (Cost $262,006)(a) — 99.0%		276,160
Other assets in excess of liabilities — 1.0%		2,845

Net Assets — 100.0%		$279,005

*	Non-income producing security.
(a)	Cost for federal income tax purposes is $263,588 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$17,658
Unrealized Depreciation	(5,086)

Unrealized Appreciation	$12,572

Cl	— Class

See Notes to Financial Statements.

32

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)

Common Stocks (97.8%)
Consumer Discretionary (7.4%)
Advance Auto Parts, Inc.(a)	188,717	6,333
Foot Locker, Inc.	361,150	5,537
Home Depot, Inc.(a)	172,500	5,596
Leggett & Platt, Inc.(a)	287,800	5,514
Macy’s, Inc.	577,562	18,667
Marriott International, Cl A(a)	141,800	6,164
News Corp., Cl A	395,050	8,687
OfficeMax, Inc.	181,712	6,227
Time Warner, Inc.(a)	494,350	9,076
Tyco International Ltd.	216,900	9,617
Weyerhaeuser Co.	92,000	6,652

		88,070

Consumer Staples (9.9%)
Avon Products, Inc.(a)	331,250	12,432
Clorox Co. (The)(a)	194,000	11,832
Colgate-Palmolive Co.	166,600	11,882
ConAgra Foods, Inc.	482,450	12,606
CVS/Caremark Corp.	332,800	13,189
Fomento Economico Mexicano S.A.B. de C.V. ADR	350,981	13,127
Hershey Co. (The)(a)	257,300	11,941
PepsiCo, Inc.	165,950	12,157
Procter & Gamble Co. (The)	168,650	11,863
Wal-Mart Stores, Inc.	129,500	5,653

		116,682

Energy (13.6%)
Anadarko Petroleum Corp.(a)	358,100	19,248
Apache Corp.	134,950	12,154
Chevron Corp.	319,900	29,936
ConocoPhillips	395,800	34,740
Exxon Mobil Corp.	438,700	40,606
Marathon Oil Corp.	225,050	12,832
Spectra Energy Corp.	472,441	11,565

		161,081

Financials (25.2%)
AMB Property Corp.(a)	160,250	9,585
American International Group, Inc.	279,100	18,881
Bank of America Corp.	620,700	31,203
Citigroup, Inc.	706,029	32,950
Colonial BancGroup, Inc. (The)(a)	417,300	9,022
Financials—continued
Discover Financial Services*(a)	278,254	5,788
Genworth Financial, Inc., Cl A	399,750	12,284
Hartford Financial Services Group, Inc. (The)	129,300	11,967
HCC Insurance Holdings, Inc.(a)	233,050	6,675
JPMorgan Chase & Co.(a)	396,216	18,155
Lincoln National Corp.	192,850	12,722
Merrill Lynch & Co., Inc.	122,000	8,696
Morgan Stanley(a)	131,608	8,291
Northern Trust Corp.(a)	156,000	10,338
Principal Financial Group, Inc.(a)	205,350	12,955
Protective Life Corp.	146,900	6,234
Regions Financial Corp.	368,700	10,869
State Street Corp.(a)	139,600	9,515
U.S. Bancorp(a)	367,250	11,947
Wachovia Corp.(a)	591,200	29,649
Washington Mutual, Inc.(a)	277,700	9,806
Zions Bancorp(a)	163,900	11,255

		298,787

Health Care (7.8%)
Bristol-Myers Squibb Co.	325,400	9,378
Brookdale Senior Living, Inc.(a)	199,337	7,936
Cooper Cos., Inc. (The)(a)	126,750	6,644
Covidien Ltd.*	229,750	9,535
Johnson & Johnson(a)	394,200	25,899
Pfizer, Inc.	978,400	23,902
Wyeth	204,200	9,097

		92,391

Industrials (15.2%)
3M Co.	147,000	13,756
Aircastle Ltd.(a)	182,050	6,084
American Standard Cos., Inc.(a)	162,450	5,787
Emerson Electric Co.	433,354	23,063
General Electric Co.	956,250	39,590
Illinois Tool Works, Inc.(a)	329,950	19,678
R.R. Donnelley & Sons Co.	262,950	9,613
Tyco Electronics Ltd.	274,000	9,708
United Parcel Service, Inc., Cl B(a)	171,650	12,891
United Technologies Corp.	272,450	21,927

See Notes to Financial Statements.

33

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares	Value($)

Industrials—continued
UTI Worldwide, Inc.	266,400	6,122
Waste Management, Inc.	307,950	11,622

		179,841

Information Technology (3.6%)
Alcatel-Lucent ADR	675,300	6,874
Electronic Data Systems Corp.	273,850	5,981
Harris Corp.	96,725	5,590
Jabil Circuit, Inc.(a)	265,350	6,060
Motorola, Inc.(a)	663,900	12,302
Tektronix, Inc.	212,750	5,902

		42,709

Materials (3.9%)
Alcoa, Inc.	270,850	10,596
E.I. du Pont de Nemours & Co.(a)	192,300	9,530
Peabody Energy Corp.(a)	198,600	9,507
Rohm & Haas Co.(a)	177,000	9,853
Sonoco Products Co.	197,382	5,957

		45,443

Telecommunication Services (5.2%)
AT&T, Inc.(a)	621,900	26,312
Sprint Nextel Corp.(a)	800,150	15,203
Verizon Communications, Inc.	466,410	20,653

		62,168

Utilities (6.0%)
Dominion Resources, Inc.(a)	107,218	9,038
Duke Energy Corp.	492,656	9,208
Edison International	174,350	9,668
Entergy Corp.(a)	85,850	9,297
FPL Group, Inc.(a)	156,300	9,515
Public Service Enterprise Group, Inc.	106,100	9,336
TECO Energy, Inc.(a)	343,853	5,649
Xcel Energy, Inc.(a)	432,850	9,324

		71,035

Total Common Stocks (Cost $1,019,918)		1,158,207

Short-Term Investments (28.2%)
Credit Suisse Flagship Fund (USA) LLC(b)	334,157,550	334,158

Total Short-Term Investments (Cost $334,158)		334,158

Money Market Funds (2.5%)
STI Classic Institutional Cash Management Money Market Fund(c)	30,209,229	30,209

Total Money Market Funds (Cost $30,209)		30,209

Total Investments
(Cost $1,384,285)(d) — 128.5%		1,522,574
Liabilities in excess of other assets — (28.5)%		(337,296)

Net Assets — 100.0%		$1,185,278

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $323,827.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $1,384,811 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$163,339
Unrealized Depreciation	(25,576)

Unrealized Appreciation	$137,763

ADR	— American Depositary Receipt
Cl	— Class

See Notes to Financial Statements.

34

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Core Equity Fund

	Shares	Value($)

Common Stocks (98.6%)
Consumer Discretionary (12.7%)
American Eagle Outfitters, Inc.(a)	139,451	3,669
Darden Restaurants, Inc.	86,962	3,640
Hilton Hotels Corp.	54,203	2,520
International Game Technology	65,330	2,816
J.C. Penney Co., Inc.	42,265	2,678
Mattel, Inc.(a)	140,152	3,288
McGraw-Hill Cos., Inc. (The)	47,000	2,393
Men’s Wearhouse, Inc. (The)	66,663	3,368
Mohawk Industries, Inc.*(a)	31,038	2,523
Newell Rubbermaid, Inc.	117,223	3,378
Nordstrom, Inc.(a)	67,833	3,181
Omnicom Group, Inc.	61,000	2,934
Sotheby’s(a)	63,220	3,021
Whirlpool Corp.(a)	30,634	2,729

		42,138

Consumer Staples (6.4%)
Church & Dwight Co., Inc.(a)	79,512	3,740
ConAgra Foods, Inc.	167,728	4,383
Hershey Co. (The)(a)	74,037	3,436
Kroger Co. (The)	81,922	2,336
Pepsi Bottling Group, Inc. (The)	100,298	3,728
Reynolds American, Inc.(a)	55,003	3,498

		21,121

Energy (8.2%)
Anadarko Petroleum Corp.	49,817	2,678
Cameron International Corp.*(a)	55,005	5,076
Chesapeake Energy Corp.(a)	97,907	3,452
Core Laboratories NV*	10,819	1,378
Diamond Offshore Drilling, Inc.(a)	32,675	3,702
Noble Energy, Inc.	72,879	5,105
Spectra Energy Corp.	102,000	2,497
Tesoro Corp.(a)	74,359	3,422

		27,310

Financials (15.2%)
AMB Property Corp.(a)	49,488	2,960
Ameriprise Financial, Inc.	60,446	3,815
Arch Capital Group Ltd.*	30,174	2,245
Discover Financial Services*	151,844	3,158
Entertainment Properties Trust(a)	45,453	2,309
Genworth Financial, Inc., Cl A	127,106	3,906
Janus Capital Group, Inc.(a)	132,053	3,735
Jones Lang LaSalle, Inc.(a)	31,686	3,256
Legg Mason, Inc.	28,026	2,362
M&T Bank Corp.	21,315	2,205
Financials—continued
Marshall & Ilsley Corp.	96,202	4,211
Principal Financial Group, Inc.	61,902	3,905
Progressive Corp. (The)(a)	180,501	3,504
ProLogis(a)	49,337	3,274
Raymond James Financial, Inc.(a)	93,010	3,055
SL Green Realty Corp.(a)	21,925	2,560

		50,460

Health Care (9.6%)
Becton, Dickinson & Co.(a)	40,228	3,301
Celgene Corp.*(a)	46,271	3,300
Endo Pharmaceutical Holdings, Inc.*	94,033	2,916
Henry Schein, Inc.*(a)	56,809	3,456
Laboratory Corp. of America Holdings*(a)	54,107	4,233
Millipore Corp.*(a)	56,127	4,254
Thermo Fisher Scientific, Inc.*(a)	71,025	4,099
Universal Health Services, Inc., Cl B	68,386	3,722
Wellcare Health Plans, Inc.*(a)	26,017	2,743

		32,024

Industrials (16.4%)
American Standard Cos., Inc.(a)	75,770	2,699
Copart, Inc.*	97,664	3,359
Covanta Holding Corp.*(a)	133,130	3,263
CSX Corp.	64,313	2,748
Curtiss-Wright Corp.(a)	60,179	2,858
Dover Corp.	84,184	4,289
Eaton Corp.	50,700	5,021
Equifax, Inc.	115,760	4,413
Goodrich Corp.	64,378	4,393
Ingersoll-Rand Co. Ltd., Cl A	86,169	4,694
L-3 Communications Holdings, Inc.	31,486	3,216
PACCAR, Inc.	32,951	2,809
Packaging Corp. of America	150,049	4,362
Toro Co. (The)	57,931	3,408
Tyco Electronics Ltd.	78,631	2,786

		54,318

Information Technology (16.0%)
BMC Software, Inc.*	124,482	3,888
Cadence Design Systems, Inc.*	219,043	4,860
Fiserv, Inc.*	67,658	3,441
Harris Corp.	52,181	3,015
Jabil Circuit, Inc.	197,624	4,514
Juniper Networks, Inc.*	141,935	5,197

See Notes to Financial Statements.

35

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Core Equity Fund — concluded

	Shares	Value($)

Information Technology—continued
NCR Corp.*	56,212	2,799
Novellus Systems, Inc.*(a)	134,879	3,677
Paychex, Inc.(a)	88,375	3,623
Sybase, Inc.*(a)	108,639	2,513
Teradyne, Inc.*(a)	179,608	2,479
Total System Services, Inc.(a)	143,362	3,983
VeriSign, Inc.*(a)	84,938	2,866
Vishay Intertechnology, Inc.*(a)	194,412	2,533
VMware, Inc., Cl A*(a)	5,200	442
Xerox Corp.*	185,653	3,219

		53,049

Materials (5.4%)
Air Products & Chemicals, Inc.	23,000	2,249
Albemarle Corp.	70,714	3,126
FMC Corp.	74,268	3,863
Lyondell Chemical Co.(a)	68,639	3,181
Steel Dynamics, Inc.(a)	51,408	2,401
United States Steel Corp.	29,820	3,159

		17,979

Telecommunication Services (2.2%)
Qwest Communications International, Inc.*(a)	374,869	3,434
Telephone & Data Systems, Inc.(a)	55,870	3,729

		7,163

Utilities (6.5%)
American Electric Power Co., Inc.	75,943	3,499
Edison International	72,710	4,032
MDU Resources Group, Inc.	122,013	3,397
OGE Energy Corp.	101,951	3,375
PG&E Corp.(a)	92,246	4,409
Xcel Energy, Inc.(a)	129,598	2,791

		21,503

Total Common Stocks (Cost $266,669)		327,065

Short-Term Investments (35.3%)
Credit Suisse Flagship Fund (USA) LLC(b)	117,309,871	117,310

Total Short-Term Investments (Cost $117,310)		117,310

Money Market Funds (0.2%)
STI Classic Institutional Cash Management Money Market Fund(c)	814,297	814

Total Money Market Funds (Cost $814)		814

Total Investments
(Cost $384,793)(d) — 134.1%		445,189
Liabilities in excess of other assets — (34.1)%		(113,293)

Net Assets — 100.0%		$331,896

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $113,516.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $386,526 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$63,552
Unrealized Depreciation	(4,889)

Unrealized Appreciation	$58,663

Cl	— Class

See Notes to Financial Statements.

36

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)

Common Stocks (98.0%)
Consumer Discretionary (7.9%)
Foot Locker, Inc.	242,000	3,710
Gannett Co., Inc.(a)	69,800	3,050
Gap, Inc. (The)	103,700	1,912
General Motors Corp.(a)	58,900	2,162
Harman International Industries, Inc.	29,800	2,578
Macy’s, Inc.	159,541	5,156
Marriott International, Cl A	38,700	1,682
OfficeMax, Inc.	147,900	5,069

		25,319

Consumer Staples (9.9%)
Avon Products, Inc.	101,200	3,798
Campbell Soup Co.(a)	94,400	3,493
Clorox Co. (The)(a)	90,400	5,513
ConAgra Foods, Inc.	120,700	3,154
Fomento Economico Mexicano S.A.B. de C.V. ADR	95,500	3,572
Hershey Co. (The)(a)	121,000	5,616
Longs Drug Stores Corp.(a)	55,400	2,752
Sara Lee Corp.(a)	224,100	3,740

		31,638

Energy (10.7%)
Anadarko Petroleum Corp.(a)	95,000	5,106
Arch Coal, Inc.	110,200	3,718
BJ Services Co.(a)	125,400	3,329
Cameco Corp.	47,200	2,183
Chesapeake Energy Corp.(a)	45,400	1,601
Hess Corp.	68,000	4,524
Spectra Energy Corp.	188,000	4,602
Sunoco, Inc.(a)	47,000	3,327
TransCanada Corp.	67,600	2,475
Williams Cos., Inc. (The)	99,865	3,401

		34,266

Financials (26.0%)
Alexandria Real Estate Equities, Inc.(a)	32,800	3,157
AMB Property Corp.	41,500	2,482
Annaly Capital Management, Inc.	202,000	3,218
Assurant, Inc.	67,800	3,627
Bear Stearns Cos., Inc. (The)(a)	16,800	2,063
Brookfield Properties Corp.	145,850	3,632
Colonial BancGroup, Inc. (The)(a)	203,837	4,407
Discover Financial Services*	242,300	5,040
Genworth Financial, Inc., Cl A	162,900	5,006
Financials—continued
HCC Insurance Holdings, Inc.	82,500	2,363
Lazard Ltd., Cl A(a)	73,100	3,099
Legg Mason, Inc.	41,700	3,515
Lincoln National Corp.	39,000	2,573
M&T Bank Corp.	23,800	2,462
Marsh & McLennan Cos., Inc.(a)	134,800	3,437
OneBeacon Insurance Group Ltd.	113,500	2,446
Pacific Capital Bancorp(a)	128,600	3,382
Principal Financial Group, Inc.	87,800	5,539
Regions Financial Corp.	107,000	3,154
StanCorp Financial Group, Inc.	78,500	3,887
State Street Corp.(a)	52,300	3,565
Sterling Financial Corp.(a)	150,200	4,042
Ventas, Inc.(a)	67,500	2,795
Zions Bancorp	61,300	4,210

		83,101

Health Care (4.2%)
Brookdale Senior Living, Inc.(a)	99,200	3,949
Cooper Cos., Inc. (The)(a)	65,400	3,428
Covidien Ltd.*	84,200	3,494
Quest Diagnostics, Inc.(a)	42,300	2,444

		13,315

Industrials (10.7%)
Aircastle Ltd.	132,858	4,440
American Standard Cos., Inc.	66,400	2,365
Con-way, Inc.(a)	50,800	2,337
Gol Linhas Aereas Inteligentes SA ADR(a)	133,200	3,197
Macquarie Infrastructure Co. LLC(a)	128,100	4,943
R.R. Donnelley & Sons Co.	94,400	3,451
Tyco International Ltd.	109,700	4,864
UTI Worldwide, Inc.	225,500	5,182
Waste Management, Inc.(a)	92,000	3,472

		34,251

Information Technology (7.5%)
Alcatel-Lucent ADR	360,700	3,672
Electronic Data Systems Corp.	152,800	3,337
Harris Corp.	39,000	2,254
Jabil Circuit, Inc.	133,800	3,056
Nam Tai Electronics, Inc.	174,356	2,193
Paychex, Inc.	38,900	1,595

See Notes to Financial Statements.

37

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Value Equity Fund — concluded

	Shares	Value($)

Information Technology—continued
Seagate Technology	74,000	1,893
Tektronix, Inc.	86,200	2,391
Tyco Electronics Ltd.	102,200	3,621

		24,012

Materials (4.8%)
Albemarle Corp.	33,700	1,490
Cytec Industries, Inc.	31,400	2,148
FMC Corp.	34,300	1,784
Louisiana-Pacific Corp.(a)	131,400	2,230
Nalco Holding Co.	84,700	2,511
Sonoco Products Co.	90,400	2,728
Weyerhaeuser Co.	36,100	2,610

		15,501

Telecommunication Services (2.6%)
Embarq Corp.	106,300	5,910
Virgin Media, Inc.(a)	101,800	2,471

		8,381

Utilities (13.7%)
American Electric Power Co., Inc.	88,500	4,078
Edison International	92,000	5,101
Entergy Corp.	49,000	5,306
Integrys Energy Group, Inc.(a)	76,300	3,909
PG&E Corp.(a)	108,900	5,206
Public Service Enterprise Group, Inc.	57,900	5,095
Sempra Energy(a)	85,700	4,981
TECO Energy, Inc.(a)	293,800	4,827
Xcel Energy, Inc.(a)	240,400	5,179

		43,682

Total Common Stocks (Cost $305,458)		313,466

Short-Term Investments (26.1%)
Credit Suisse Flagship Fund (USA) LLC(b)	83,519,502	83,520

Total Short-Term Investments (Cost $83,520)		83,520

Money Market Funds (2.0%)
STI Classic Institutional Cash Management Money Market Fund(c)	6,405,042	6,405

Total Money Market Funds (Cost $6,405)		6,405

Total Investments (Cost $395,383)(d) — 126.1%		403,391
Liabilities in excess of other assets — (26.1)%		(83,620)

Net Assets — 100.0%		$319,771

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $81,149.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $395,947 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$17,570
Unrealized Depreciation	(10,126)

Unrealized Appreciation	$7,444

ADR	— American Depositary Receipt
Cl	— Class
LLC	— Limited Liability Company

See Notes to Financial Statements.

38

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)

Common Stocks (97.7%)
Consumer Discretionary (6.6%)
Coach, Inc.*	50,770	2,400
Omnicom Group, Inc.	57,540	2,767
Target Corp.(a)	51,820	3,294

		8,461

Consumer Staples (8.9%)
Costco Wholesale Corp.(a)	48,490	2,976
PepsiCo, Inc.	58,640	4,296
Procter & Gamble Co. (The)	60,510	4,256

		11,528

Energy (8.1%)
Baker Hughes, Inc.(a)	31,170	2,817
Cameron International Corp.*	24,950	2,303
Diamond Offshore Drilling, Inc.	22,500	2,549
Schlumberger Ltd.(a)	27,060	2,841

		10,510

Financials (7.4%)
AFLAC, Inc.	57,720	3,293
State Street Corp.	39,380	2,684
T. Rowe Price Group, Inc.(a)	63,490	3,536

		9,513

Health Care (18.4%)
Baxter International, Inc.	65,100	3,664
Express Scripts, Inc.*	46,900	2,618
Genentech, Inc.*(a)	33,890	2,644
Gilead Sciences, Inc.*(a)	72,430	2,960
Merck & Co., Inc.	51,160	2,644
Stryker Corp.	43,530	2,993
Thermo Fisher Scientific, Inc.*(a)	60,510	3,493
UnitedHealth Group, Inc.	55,620	2,694

		23,710

Industrials (14.7%)
Boeing Co. (The)	26,040	2,734
Danaher Corp.	31,940	2,642
Emerson Electric Co.	66,600	3,544
Precision Castparts Corp.(a)	18,110	2,680
Raytheon Co.	58,800	3,753
United Technologies Corp.	44,670	3,595

		18,948

Information Technology (29.6%)
Adobe Systems, Inc.*(a)	66,820	2,917
Apple, Inc.*	25,760	3,955
Cisco Systems, Inc.*	132,800	4,398
Dell, Inc.*	68,800	1,899
Google, Inc., Cl A*	4,480	2,541
Hewlett-Packard Co.	94,960	4,726
Intel Corp.	121,496	3,142
Microsoft Corp.	119,196	3,512
NVIDIA Corp.*	68,970	2,500
Oracle Corp.*	153,918	3,332
Information Technology—continued

	Shares	Value($)

QUALCOMM, Inc.	66,650	2,817
Texas Instruments, Inc.(a)	65,000	2,378

		38,116

Materials (4.0%)
Praxair, Inc.	61,660	5,165

Total Common Stocks (Cost $102,453)		125,952

Warrant (0.0)%
Information Technology (0.0)%
Lucent Technologies, Inc.	22,693	—

Total Warrants (Cost $—)		—

Short-Term Investments (20.3)%
Credit Suisse Flagship Fund (USA) LLC(b)	26,126,900	26,127

Total Short-Term Investments (Cost $26,127)		26,127

Money Market Funds (2.3)%
STI Classic Institutional Cash Management Money Market Fund(c)	2,973,294	2,973

Total Money Market Funds (Cost $2,973)		2,973

Total Investments (Cost $131,553)(d) — 120.3%		155,052
Liabilities in excess of other assets — (20.3)%		(26,214)

Net Assets — 100.0%		$128,838

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $25,599.
(b)	This security was purchased with cash collateral held from securities lending.
(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $131,640 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$24,034
Unrealized Depreciation	(622)

Unrealized Appreciation	$23,412

Cl	— Class
Amounts listed as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

39

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)

Common Stocks (99.3%)
Consumer Discretionary (16.1%)
Aeropostale, Inc.*	295,888	5,640
Brightpoint, Inc.*	317,024	4,758
Chipotle Mexican Grill, Inc., Cl A*(a)	28,882	3,412
Deckers Outdoor Co.*(a)	67,167	7,375
DeVry, Inc.	200,940	7,437
Fossil, Inc.*(a)	180,703	6,751
Gymboree Corp., (The)*(a)	160,336	5,650
J. Crew Group, Inc.*(a)	58,605	2,432
Jack in the Box, Inc.*(a)	82,385	5,342
Jarden Corp.*(a)	115,804	3,583
McCormick & Schmick’s Seafood Restaurants, Inc.*	173,292	3,263
Phillips-Van Heusen Corp.	73,615	3,863
Priceline.com, Inc.*(a)	83,466	7,408
Smith & Wesson Holding Corp.*	194,083	3,705
Sotheby’s(a)	99,971	4,778
Strayer Education, Inc.	28,873	4,869
Tempur-Pedic International, Inc.(a)	269,673	9,641
Tupperware Brands Corp.(a)	96,939	3,053
Universal Electronics, Inc.*	145,980	4,744
Vail Resorts, Inc.*(a)	73,903	4,603
WMS Industries, Inc.*(a)	238,276	7,887
Zumiez, Inc.*(a)	90,495	4,015

		114,209

Consumer Staples (2.5%)
Collective Brands, Inc.*	88,875	1,961
Corn Products International, Inc.	97,712	4,482
Flowers Foods, Inc.(a)	258,587	5,637
Hain Celestial Group, Inc., (The)*(a)	165,092	5,304

		17,384

Energy (4.9%)
Atwood Oceanics, Inc.*(a)	93,876	7,187
Core Laboratories NV*	49,620	6,321
Matrix Service Co.*(a)	232,309	4,867
NATCO Group, Inc., Cl A*	137,764	7,130
Oceaneering International, Inc.*	67,085	5,085
PetroQuest Energy, Inc.*(a)	386,785	4,150

		34,740

Financials (6.4%)
Capstead Mortgage Corp.	171,340	1,761
Corporate Office Properties Trust(a)	81,661	3,399
Digital Reality Trust, Inc.(a)	128,310	5,054
FelCor Lodging Trust, Inc.(a)	116,356	2,319
GFI Group, Inc.*	48,688	4,193
Hanover Insurance Group, Inc., (The)	126,855	5,606
Navigators Group, Inc., (The)*	83,444	4,527
RLI Corp.(a)	72,567	4,116
SVB Financial Group*(a)	114,182	5,408
Tanger Factory Outlet Centers, Inc.(a)	65,009	2,639
Waddell & Reed Financial, Inc., Cl A	123,182	3,329
World Acceptance Corp.*(a)	95,849	3,171

		45,522

Health Care (20.7%)
Alexion Pharmaceuticals, Inc.*(a)	131,840	8,589
Align Technology, Inc.*(a)	265,905	6,735
Alkermes, Inc.*(a)	257,571	4,739
Alliance Imaging, Inc.*	539,470	4,888
AMAG Pharmaceuticals, Inc.*(a)	73,028	4,177
BioMarin Pharmaceutical, Inc.*(a)	343,929	8,564
ev3, Inc.*(a)	187,944	3,086
Genomic Health, Inc.*(a)	195,484	3,751
HealthExtras, Inc.*	146,296	4,071
Immucor, Inc.*(a)	253,360	9,058
inVentiv Health, Inc.*(a)	173,267	7,593
K-V Pharmaceutical Co.*	96,093	2,748
LifeCell Corp.*(a)	189,640	7,125
MedCath Corp.*	147,182	4,042
Meridian Bioscience, Inc.	298,188	9,041
MGI Pharma, Inc.*(a)	212,417	5,901
NuVasive, Inc.*(a)	215,450	7,741
Omnicell, Inc.*(a)	226,445	6,463
OSI Pharmaceuticals, Inc.*(a)	58,168	1,977
Palomar Medical Technologies, Inc.*(a)	125,606	3,578
Phase Forward, Inc.*(a)	340,976	6,823
Psychiatric Solutions, Inc.*(a)	218,383	8,578

See Notes to Financial Statements.

40

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund — continued

	Shares	Value($)

Health Care—continued
Varian, Inc.*	118,450	7,535
West Pharmaceutical Services, Inc.(a)	114,080	4,753
XenoPort, Inc.*(a)	105,675	4,972

		146,528

Industrials (17.1%)
Ceradyne, Inc.*(a)	61,651	4,670
Columbus McKinnon Corp.*(a)	155,761	3,877
COMSYS IT Partners, Inc.*	255,426	4,294
Consolidated Graphics, Inc.*	85,015	5,338
Curtiss-Wright Corp.	145,249	6,899
EMCOR Group, Inc.*(a)	208,537	6,540
EnPro Industries, Inc.*	75,611	3,070
FormFactor, Inc.*(a)	111,998	4,969
Heidrick & Struggles International, Inc.*	101,599	3,703
Hub Group, Inc., Cl A*(a)	194,770	5,849
Kaman Corp.	161,613	5,585
Kansas City Southern, Inc.*(a)	133,982	4,310
Korn/Ferry International*(a)	176,547	2,915
Orbital Sciences Corp.*(a)	264,141	5,875
Pike Electric Corp.*(a)	224,246	4,207
RBC Bearings, Inc.*(a)	153,844	5,900
Titan International, Inc.	86,192	2,751
TransDigm Group, Inc.*	175,743	8,033
UAP Holding Corp.(a)	235,983	7,400
URS Corp.*	73,282	4,137
Wabtec Corp.(a)	162,548	6,089
Woodward Governor Co.	124,767	7,786
Zoltek Cos., Inc.*(a)	149,012	6,501

		120,698

Information Technology (23.9%)
ANADIGICS, Inc.*(a)	448,064	8,102
Anixter International, Inc.*(a)	84,792	6,991
ANSYS, Inc.*(a)	146,976	5,022
Ariba, Inc.*	498,955	5,379
Arris Group, Inc.*(a)	323,570	3,996
Atheros Communications*(a)	209,256	6,271
Authorize.Net Holdings, Inc.*	192,690	3,397
Bankrate, Inc.*(a)	84,869	3,914
Blackboard, Inc.*(a)	103,918	4,764
Blue Coat Systems, Inc.*	72,990	5,749
CommScope, Inc.*(a)	52,574	2,641
Information Technology—continued
Comtech Group, Inc.*(a)	249,241	4,539
Comtech Telecommunications Corp.*(a)	104,776	5,604
Digital River, Inc.*(a)	135,507	6,064
Dionex Corp.*(a)	76,691	6,094
Double-Take Software, Inc.*	281,891	5,387
Foundry Networks, Inc.*	214,299	3,808
Global Sources Ltd.*	28,875	640
IHS, Inc., Cl A*(a)	114,906	6,491
j2 Global Communications, Inc.*	149,971	4,909
Micrel, Inc.	363,637	3,927
NETGEAR, Inc.*	192,683	5,861
Netlogic Microsystems, Inc.*(a)	157,914	5,702
NICE Systems Ltd.*	131,018	4,696
Nuance Communications, Inc.*(a)	312,539	6,035
ON Semiconductor Corp.*	600,650	7,544
Perficient, Inc.*(a)	236,882	5,181
Radiant Systems, Inc.*	226,000	3,578
Radvision Ltd.*	147,365	2,588
Synchronoss Technologies, Inc.*(a)	77,795	3,272
Tessera Technologies, Inc.*	147,492	5,531
THQ, Inc.*(a)	214,306	5,353
Varian Semiconductor Equipment Associates, Inc.*(a)	93,678	5,014
VASCO Data Security International, Inc.*(a)	146,257	5,164
ViaSat, Inc.*	4,089	126

		169,334

Materials (6.2%)
Ameron International Corp.(a)	43,758	4,628
Arch Chemicals, Inc.	50,581	2,371
Astec Industries, Inc.*	109,150	6,271
Claymont Steel Holdings, Inc.*(a)	133,253	2,698
H.B. Fuller Co.(a)	186,825	5,545
Hercules, Inc.	317,534	6,675
Koppers Holdings, Inc.	81,089	3,131
Silgan Holdings, Inc.	85,867	4,615
Terra Industries, Inc.*(a)	251,745	7,870

		43,804

See Notes to Financial Statements.

41

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares	Value($)

Telecommunication Services (1.5%)
Cbeyond, Inc.*(a)	167,713	6,841
ShoreTel, Inc.*	270,014	3,866

		10,707

Total Common Stocks (Cost $584,677)		702,926

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc.(b)(g)	1,301,500	—

Telecommunications (0.0%)
Sunair Services Corp.(b)(c)(g)	350,000	—

Total Warrants (Cost $163)		—

Short-Term Investments (46.7%)
Credit Suisse Flagship Fund (USA) LLC(d)	331,097,318	331,097

Total Short-Term Investments (Cost $331,097)		331,097

Money Market Funds (1.3%)
STI Classic Institutional Cash Management Money Market Fund(e)	8,900,948	8,901

Total Money Market Funds (Cost $8,901)		8,901

Total Investments (Cost $924,838)(f) — 147.3%		1,042,924
Liabilities in excess of other assets — (47.3)%		(334,691)

Net Assets — 100.0%		$708,233

*	Non-income producing security.
(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $319,658.

(b)	Market value is zero.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2007 are identified below (amounts in thousands):

					Percent of
	Acquisition	Cost		Value	Net Assets
Issue Description	Date	($)	Shares	($)	(%)

Sunair	12/15/05	—	350	—	—
Services Corp. Warrants

(d)	This security was purchased with cash collateral held from securities lending.
(e)	Affiliate investment.
(f)	Cost for federal income tax purposes is $925,789. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$138,709
Unrealized Depreciation	(21,574)

Unrealized Appreciation	$117,135

(g)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of September 30, 2007.

Cl	— Class
Amounts listed as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

42

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)

Common Stocks (97.7%)
Consumer Discretionary (15.5%)
Aaron Rents, Inc.(a)	262,900	5,863
ABM Industries, Inc.	134,238	2,682
Asbury Automotive Group, Inc.(a)	191,539	3,794
Bassett Furniture Industries, Inc.	204,700	2,125
bebe stores, inc.(a)	422,934	6,188
Bon-Ton Stores, Inc. (The)(a)	67,100	1,525
Brown Shoe Co., Inc.(a)	709,468	13,764
Brunswick Corp.(a)	28,700	656
Christopher & Banks Corp.(a)	339,000	4,109
Cinemark Holdings, Inc.(a)	127,800	2,372
Circuit City Stores, Inc.(a)	168,600	1,334
CKE Restaurants, Inc.(a)	32,154	521
Cobra Electronics Corp.	321,100	2,164
Courier Corp.	67,600	2,380
Foot Locker, Inc.	107,400	1,646
Group 1 Automotive, Inc.(a)	162,800	5,465
Interface, Inc., Cl A	390,900	7,056
K-Swiss, Inc., Cl A	302,100	6,921
Movado Group, Inc.	206,526	6,592
OfficeMax, Inc.	140,400	4,812
Sauer-Danfoss, Inc.	68,800	1,836
Stage Stores, Inc.	296,754	5,410
Stanley Furniture Co., Inc.(a)	58,600	952
Teleflex, Inc.	20,300	1,582
Thor Industries, Inc.(a)	112,500	5,061
Tuesday Morning Corp.(a)	365,218	3,283
World Wrestling Entertainment, Inc.	336,900	5,080

		105,173

Consumer Staples (4.0%)
Church & Dwight Co., Inc.(a)	151,027	7,105
Flowers Foods, Inc.	137,900	3,006
Gruma SA ADR(a)	136,700	1,792
Longs Drug Stores Corp.(a)	242,000	12,020
PRIMEDIA, Inc.(a)	170,189	2,390
Regis Corp.(a)	22,100	705

		27,018

Energy (6.5%)
CARBO Ceramics, Inc.(a)	157,200	7,975
CHC Helicopter Corp., Cl A	627,700	15,849
Foundation Coal Holdings, Inc.(a)	237,500	9,310
RPC, Inc.(a)	172,400	2,450
Energy—continued
Tidewater, Inc.	91,000	5,718
Ultrapar Participacoes SA ADR(a)	79,600	3,083

		44,385

Financials (19.1%)
Bank of Hawaii Corp.	174,400	9,217
Banner Corp.(a)	89,000	3,061
Capital Corp. of the West(a)	46,100	849
Cash America International, Inc.(a)	492,600	18,522
Cathay General Bancorp(a)	100,100	3,224
CBRE Realty Finance, Inc.	304,100	1,794
City National Corp.(a)	72,300	5,026
Corporate Executive Board Corp. (The)(a)	167,300	12,420
East West Bancorp, Inc.(a)	81,155	2,918
Federal Agricultural Mortgage Corp., Cl A(a)	76,189	2,237
Glacier Bancorp, Inc.(a)	296,098	6,668
HCC Insurance Holdings, Inc.(a)	395,450	11,326
Horizon Financial Corp.(a)	255,032	5,172
International Bancshares Corp.(a)	122,210	2,652
MoneyGram International, Inc.(a)	486,800	10,997
OneBeacon Insurance Group Ltd.	362,700	7,816
Quadra Realty Trust, Inc.	43,253	412
St. Joe Co. (The)(a)	19,400	652
StanCorp Financial Group, Inc.	217,100	10,749
UCBH Holdings, Inc.(a)	303,400	5,304
Washington Federal, Inc.(a)	171,604	4,506
West Coast Bancorp	170,853	4,854

		130,376

Health Care (11.0%)
Cooper Cos., Inc. (The)(a)	534,196	28,003
Dr. Reddy’s Laboratories Ltd. ADR(a)	54,110	885
PerkinElmer, Inc.	316,500	9,245
Perrigo Co.(a)	303,600	6,482
STERIS Corp.(a)	949,000	25,936
Vital Signs, Inc.	80,094	4,176

		74,727

See Notes to Financial Statements.

43

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund — continued

	Shares	Value($)

Industrials (24.8%)
Administaff, Inc.(a)	289,700	10,516
American Ecology Corp.(a)	119,900	2,541
BlueLinx Holdings, Inc.(a)	239,500	1,686
Donaldson Co., Inc.	140,000	5,846
Dynamic Materials Corp.(a)	296,900	14,219
Forward Air Corp.(a)	267,611	7,969
GATX Corp.(a)	394,500	16,865
Genesis Lease Ltd. ADR	39,400	980
Gol Linhas Aereas Inteligentes SA ADR(a)	49,500	1,188
Graco, Inc.(a)	342,900	13,411
Grupo Aeroportuario del Pacifico SA de CV ADR	574,900	31,388
Heartland Express, Inc.(a)	376,200	5,372
Herman Miller, Inc.(a)	286,000	7,762
IDEX Corp.	91,700	3,337
Lennox International, Inc.	63,531	2,147
LSI Industries, Inc.	207,787	4,264
Macquarie Infrastructure Co. LLC	8,000	309
McGrath Rentcorp	57,700	1,918
Multi-Color Corp.	53,550	1,222
Portec Rail Products, Inc.	145,427	1,696
Quixote Corp.	52,234	1,034
Seaspan Corp.	84,367	2,776
Twin Disc, Inc.	30,753	1,790
UAP Holding Corp.(a)	91,400	2,866
United Industrial Corp.(a)	105,000	7,902
UTI Worldwide, Inc.	246,200	5,658
Wabtec Corp.(a)	241,000	9,028
Walter Industries, Inc.	127,200	3,422

		169,112

Information Technology (6.0%)
Black Box Corp.(a)	139,600	5,969
Cohu, Inc.	260,100	4,877
Fair Isaac Corp.(a)	384,000	13,866
Ituran Location & Control Ltd.	91,700	1,105
Keithley Instruments, Inc.	246,700	2,615
Nam Tai Electronics, Inc.	337,200	4,242
Patni Computer Systems Ltd. ADR(a)	28,800	673
Tektronix, Inc.(a)	267,500	7,420

		40,767

Materials (7.7%)
Aber Diamond Corp.	127,300	4,982
Aceto Corp.	247,200	2,225
Materials—continued
Compass Minerals International, Inc.	215,300	7,329
Cytec Industries, Inc.	82,700	5,656
Greif, Inc., Cl A(a)	12,200	740
Louisiana-Pacific Corp.(a)	284,900	4,835
Methanex Corp.	49,300	1,252
Myers Industries, Inc.	104,096	2,063
RPM International, Inc.(a)	394,400	9,446
Scotts Miracle-Gro Co., Cl A (The)(a)	187,600	8,020
Valspar Corp. (The)	210,100	5,717

		52,265

Telecommunications (0.9%)
Alaska Communications Systems Group, Inc.	407,800	5,893

Utilities (2.2%)
Companhia de Saneamento Basico do Estado de San Paulo	81,400	4,021
PNM Resources, Inc.(a)	282,200	6,570
Portland General Electric Co.	154,800	4,303

		14,894

Total Common Stocks (Cost $587,354)		664,610

Short-Term Investments (37.6%)
Credit Suisse Flagship Fund (USA) LLC(b)	255,389,324	255,389

Total Short-Term Investments (Cost $255,389)		255,389

Money Market Funds (2.3%)
STI Classic Institutional Cash Management Money Market Fund(c)	15,805,477	15,805

Total Money Market Funds (Cost $15,805)		15,805

Total Investments (Cost $858,548)(d) — 137.6%		935,804
Liabilities in excess of other assets — (37.6)%		(255,903)

Net Assets — 100.0%		$679,901

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $247,368.
(b)	This security was purchased with cash collateral held from securities lending.

See Notes to Financial Statements.

44

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund — concluded

(c)	Affiliate investment.
(d)	Cost for federal income tax purposes is $859,013. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$116,301
Unrealized Depreciation	(39,510)

Unrealized Appreciation	$76,791

ADR	— American Depositary Receipt

Cl	— Class

LLC	— Limited Liability Company

See Notes to Financial Statements.

45

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Life Vision Aggressive Growth Fund

	Shares	Value($)

Equity Funds (92.5%)
STI Classic Aggressive Growth Stock Fund, I Shares*(a)	266,599	3,916
STI Classic Emerging Growth Stock Fund, I Shares*(a)	62,835	983
STI Classic International Equity Index Fund, I Shares(a)	491,405	9,951
STI Classic Large Cap Core Equity Fund, I Shares(a)	518,457	9,778
STI Classic Large Cap Growth Stock Fund, I Shares(a)	253,229	3,682
STI Classic Large Cap Quantitative Equity Fund, I Shares(a)	285,799	4,155
STI Classic Large Cap Value Equity Fund, I Shares(a)	346,996	5,628
STI Classic Mid-Cap Core Equity Fund, I Shares(a)	135,237	1,960
STI Classic Mid-Cap Value Equity Fund, I Shares(a)	35,661	489
STI Classic Select Large Cap Growth Stock Fund, I Shares(a)	118,308	3,673
STI Classic Small Cap Growth Stock Fund, I Shares*(a)	21,200	487
STI Classic Small Cap Value Equity Fund, I Shares(a)	27,078	491

Total Equity Funds (Cost $30,879)		45,193

Exchange Traded Funds (2.0%)
iShares MSCI Emerging Markets Index Fund*	6,503	970

Total Exchange Traded Funds (Cost $974)		970

Money Market Funds (5.9%)
STI Classic Prime Quality Money Market Fund, I Shares(a)	2,896,578	2,897

Total Money Market Funds (Cost $2,897)		2,897

Total Investments (Cost $34,750)(b) — 100.4%		49,060
Liabilities in excess of other assets — (0.4)%		(190)

Net Assets — 100.0%		$48,870

*	Non-income producing security.
(a)	Affiliate investment.
(b)	Cost for federal income tax purposes is $34,777. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):
	Unrealized Appreciation	$14,287
	Unrealized Depreciation	(4)

	Unrealized Appreciation	$14,283

See Notes to Financial Statements.

46

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Life Vision Conservative Fund

	Shares	Value($)

Equity Funds (27.4%)
STI Classic Aggressive Growth Stock Fund, I Shares*(a)	14,991	220
STI Classic Emerging Growth Stock Fund, I Shares*(a)	7,067	110
STI Classic International Equity Index Fund, I Shares(a)	30,396	615
STI Classic Large Cap Core Equity Fund, I Shares(a)	37,946	716
STI Classic Large Cap Growth Stock Fund, I Shares(a)	16,708	243
STI Classic Large Cap Quantitative Equity Fund, I Shares(a)	11,344	165
STI Classic Large Cap Value Equity Fund, I Shares(a)	22,397	364
STI Classic Mid-Cap Core Equity Fund, I Shares(a)	7,605	110
STI Classic Mid-Cap Value Equity Fund, I Shares(a)	8,021	110
STI Classic Select Large Cap Growth Stock Fund, I Shares(a)	7,806	242
STI Classic Small Cap Value Equity Fund, I Shares(a)	6,101	111

Total Equity Funds (Cost $2,344)		3,006

Fixed Income Funds (69.9%)
STI Classic Seix High Yield Fund, I Shares(a)	20,996	219
STI Classic Total Return Bond Fund, I Shares(a)	688,930	6,849
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares(a)	60,455	604

Total Fixed Income Funds (Cost $7,740)		7,672

Exchange Traded Funds (1.0%)
iShares MSCI Emerging Markets Index Fund*	730	108

Total Exchange Traded Funds (Cost $110)		108

Money Market Funds (2.0%)
STI Classic Prime Quality Money Market Fund, I Shares(a)	221,628	222

Total Money Market Funds (Cost $222)		222

Total Investments (Cost $10,416)(b) — 100.3%		11,008
Liabilities in excess of other assets — (0.3)%		(35)

Net Assets — 100.0%		$10,973

*	Non-income producing security.
(a)	Affiliate investment.
(b)	Cost for federal income tax purposes is $10,479. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$619
Unrealized Depreciation	(90)

Unrealized Appreciation	$529

See Notes to Financial Statements.

47

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Life Vision Growth and Income Fund

	Shares	Value($)

Equity Funds (69.9%)
STI Classic Aggressive Growth Stock Fund, I Shares*(a)	513,230	7,539
STI Classic Emerging Growth Stock Fund, I Shares*(a)	115,200	1,802
STI Classic International Equity Index Fund, I Shares(a)	923,440	18,702
STI Classic Large Cap Core Equity Fund, I Shares(a)	973,100	18,353
STI Classic Large Cap Growth Stock Fund, I Shares(a)	478,714	6,960
STI Classic Large Cap Quantitative Equity Fund, I Shares(a)	369,876	5,378
STI Classic Large Cap Value Equity Fund, I Shares(a)	663,293	10,759
STI Classic Mid-Cap Core Equity Fund, I Shares(a)	247,356	3,584
STI Classic Mid-Cap Value Equity Fund, I Shares(a)	87,109	1,193
STI Classic Select Large Cap Growth Stock Fund, I Shares(a)	223,656	6,944
STI Classic Small Cap Growth Stock Fund, I Shares*(a)	51,824	1,189
STI Classic Small Cap Value Equity Fund, I Shares(a)	65,991	1,197

Total Equity Funds (Cost $56,929)		83,600

Fixed Income Funds (20.7%)
STI Classic Seix High Yield Fund, I Shares(a)	113,614	1,189
STI Classic Total Return Bond Fund, I Shares(a)	2,130,400	21,176
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares(a)	237,932	2,377

Total Fixed Income Funds (Cost $24,866)		24,742

Exchange Traded Funds (2.0%)
iShares MSCI Emerging Markets Index Fund*	15,855	2,365

Total Exchange Traded Funds (Cost $2,375)		2,365

Money Market Funds (7.6%)
STI Classic Prime Quality Money Market Fund, I Shares(a)	9,114,400	9,114

Total Money Market Funds (Cost $9,114)		9,114

Total Investments (Cost $93,284)(b) — 100.2%		119,821
Liabilities in excess of other assets — (0.2)%		(275)

Net Assets — 100.0%		$119,546

*	Non-income producing security.
(a)	Affiliate investment.
(b)	Cost for federal income tax purposes is $93,599. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$26,446
Unrealized Depreciation	(224)

Unrealized Appreciation	$26,222

See Notes to Financial Statements.

48

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Life Vision Moderate Growth Fund

	Shares	Value($)

Equity Funds (50.7%)
STI Classic Aggressive Growth Stock Fund, I Shares*(a)	696,274	10,228
STI Classic Emerging Growth Stock Fund, I Shares*(a)	145,826	2,281
STI Classic International Equity Index Fund, I Shares(a)	1,283,055	25,981
STI Classic Large Cap Core Equity Fund, I Shares(a)	1,364,476	25,733
STI Classic Large Cap Growth Stock Fund, I Shares(a)	674,577	9,808
STI Classic Large Cap Quantitative Equity Fund, I Shares(a)	358,844	5,218
STI Classic Large Cap Value Equity Fund, I Shares(a)	907,072	14,713
STI Classic Mid-Cap Core Equity Fund, I Shares(a)	359,068	5,203
STI Classic Mid-Cap Value Equity Fund, I Shares(a)	82,470	1,130
STI Classic Select Large Cap Growth Stock Fund, I Shares(a)	315,051	9,782
STI Classic Small Cap Growth Stock Fund, I Shares*(a)	98,824	2,268
STI Classic Small Cap Value Equity Fund, I Shares(a)	62,486	1,134

Total Equity Funds (Cost $82,844)		113,479

Fixed Income Funds (40.9%)
STI Classic Seix High Yield Fund, I Shares(a)	215,204	2,251
STI Classic Total Return Bond Fund, I Shares(a)	8,296,861	82,470
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares(a)	675,986	6,754

Total Fixed Income Funds (Cost $92,192)		91,475

Exchange Traded Funds (1.0%)
iShares MSCI Emerging Markets Index Fund*	14,933	2,229

Total Exchange Traded Funds (Cost $2,237)		2,229

Money Market Funds (8.6%)
STI Classic Prime Quality Money Market Fund, I Shares(a)	19,138,127	19,138

Total Money Market Funds (Cost $19,138)		19,138

Total Investments (Cost $196,411)(b) — 101.2%		226,321
Liabilities in excess of other assets — (1.2)%		(2,663)

Net Assets — 100.0%		$223,658

*	Non-income producing security.
(a)	Affiliate investment.
(b)	Cost for federal income tax purposes is $199,433. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$27,830
Unrealized Depreciation	(942)

Unrealized Appreciation	$26,888

See Notes to Financial Statements.

49

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Life Vision Target Date 2015 Fund

	Shares	Value($)

Equity Funds (78.9%)
STI Classic Aggressive Growth Stock Fund, I Shares*(a)	12,915	190
STI Classic Emerging Growth Stock Fund, I Shares*(a)	2,608	41
STI Classic International Equity Index Fund, I Shares(a)	23,774	481
STI Classic Large Cap Core Equity Fund, I Shares(a)	25,862	488
STI Classic Large Cap Growth Stock Fund, I Shares(a)	11,972	174
STI Classic Large Cap Quantitative Equity Fund, I Shares(a)	12,115	176
STI Classic Large Cap Value Equity Fund, I Shares(a)	17,060	277
STI Classic Mid-Cap Core Equity Fund, I Shares(a)	6,560	95
STI Classic Mid-Cap Value Equity Fund, I Shares(a)	1,977	27
STI Classic Select Large Cap Growth Stock Fund, I Shares(a)	5,591	173
STI Classic Small Cap Growth Stock Fund, I Shares*(a)	1,175	27

Total Equity Funds (Cost $1,934)		2,149

Fixed Income Funds (12.8%)
STI Classic Seix High Yield Fund, I Shares(a)	5,153	54
STI Classic Total Return Bond Fund, I Shares(a)	24,379	242
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares(a)	5,385	54

Total Fixed Income Funds (Cost $348)		350

Exchange Traded Funds (3.0%)
iShares MSCI Emerging Markets Index Fund*	363	55
iShares Russell 2000 Value Index Fund	351	27

Total Exchange Traded Funds (Cost $81)		82

Money Market Funds (5.0%)
STI Classic Prime Quality Money Market Fund, I Shares(a)	136,270	136

Total Money Market Funds (Cost $136)		136

Total Investments (Cost $2,499)(b) — 99.7%		2,717
Other assets in excess of liabilities — 0.3%		7

Net Assets — 100.0%		$2,724

*	Non-income producing security.
(a)	Affiliate investment.
(b)	Cost for federal income tax purposes is $2,509. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$211
Unrealized Depreciation	(3)

Unrealized Appreciation	$208

See Notes to Financial Statements.

50

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Life Vision Target Date 2025 Fund

	Shares	Value($)

Equity Funds (89.4%)
STI Classic Aggressive Growth Stock Fund, I Shares*(a)	32,059	471
STI Classic Emerging Growth Stock Fund, I Shares*(a)	5,667	89
STI Classic International Equity Index Fund, I Shares(a)	57,558	1,165
STI Classic Large Cap Core Equity Fund, I Shares(a)	62,422	1,177
STI Classic Large Cap Growth Stock Fund, I Shares(a)	29,638	431
STI Classic Large Cap Quantitative Equity Fund, I Shares(a)	32,346	470
STI Classic Large Cap Value Equity Fund, I Shares(a)	41,365	671
STI Classic Mid-Cap Core Equity Fund, I Shares(a)	16,262	236
STI Classic Mid-Cap Value Equity Fund, I Shares(a)	4,288	59
STI Classic Select Large Cap Growth Stock Fund, I Shares(a)	13,847	430
STI Classic Small Cap Growth Stock Fund, I Shares*(a)	2,549	58

Total Equity Funds (Cost $4,746)		5,257

Fixed Income Funds (3.0%)
STI Classic Total Return Bond Fund, I Shares(a)	17,656	176

Total Fixed Income Funds (Cost $175)		176

Exchange Traded Funds (3.0%)
iShares MSCI Emerging Markets Index Fund*	790	117
iShares Russell 2000 Value Index Fund	761	59

Total Exchange Traded Funds (Cost $174)		176

Money Market Funds (5.1%)
STI Classic Prime Quality Money Market Fund, I Shares(a)	299,479	299

Total Money Market Funds (Cost $299)		299

Total Investments (Cost $5,394)(b) — 100.5%		5,908
Liabilities in excess of other assets — (0.5)%		(28)

Net Assets — 100.0%		$5,880

*	Non-income producing security.
(a)	Affiliate investment.
(b)	Cost for federal income tax purposes is $5,411. Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$500
Unrealized Depreciation	(3)

Unrealized Appreciation	$497

See Notes to Financial Statements.

51

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Life Vision Target Date 2035 Fund

	Shares	Value($)

Equity Funds (89.2%)
STI Classic Aggressive Growth Stock Fund, I Shares*(a)	11,316	166
STI Classic Emerging Growth Stock Fund, I Shares*(a)	2,666	42
STI Classic International Equity Index Fund, I Shares(a)	20,727	421
STI Classic Large Cap Core Equity Fund, I Shares(a)	22,032	415
STI Classic Large Cap Growth Stock Fund, I Shares(a)	10,756	156
STI Classic Large Cap Quantitative Equity Fund, I Shares(a)	12,148	176
STI Classic Large Cap Value Equity Fund, I Shares(a)	14,876	241
STI Classic Mid-Cap Core Equity Fund, I Shares(a)	5,752	83
STI Classic Mid-Cap Value Equity Fund, I Shares(a)	1,519	21
STI Classic Select Large Cap Growth Stock Fund, I Shares(a)	5,023	156
STI Classic Small Cap Growth Stock Fund, I Shares*(a)	902	21

Total Equity Funds (Cost $1,709)		1,898

Fixed Income Funds (0.9%)
STI Classic Total Return Bond Fund, I Shares(a)	2,077	20

Total Fixed Income Funds (Cost $20)		20

Exchange Traded Funds (2.9%)
iShares MSCI Emerging Markets Index Fund*	278	42
iShares Russell 2000 Value Index Fund	269	20

Total Exchange Traded Funds (Cost $61)		62

Exchange Traded Funds—continued
Money Market Funds (5.4%)
STI Classic Prime Quality Money Market Fund, I Shares(a)	113,603	114

Total Money Market Funds (Cost $114)		114

Total Investments (Cost $1,904)(b) — 98.4%		2,094
Other assets in excess of liabilities — 1.6%		33

Net Assets — 100.0%		$2,127

*	Non-income producing security.
(a)	Affiliate investment.
(b)	Cost for federal income tax purposes is $1,908. Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$189
Unrealized Depreciation	(3)

Unrealized Appreciation	$186

See Notes to Financial Statements.

52

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

	Aggressive	Emerging		International		Large Cap
	Growth Stock	Growth Stock	International	Equity Index	Large Cap Core	Growth Stock
	Fund	Fund	Equity Fund	Fund	Equity Fund	Fund

Assets:
Total Investments, at Cost	$446,445	$159,565	$1,128,788	$850,823	$1,820,156	$910,233

Investments, at Value*	$532,954	$191,429	$1,436,952	$1,287,815	$2,145,950	$1,066,574
Investments in Affiliates, at Value (Cost $7,156, $3,937, $—, $—, $3,629 and $11,899, respectively)	7,156	3,937	—	—	3,629	11,899

Total Investments	540,110	195,366	1,436,952	1,287,815	2,149,579	1,078,473

Foreign Currency, at Value (Cost $—, $—, $11,868, $10,305, $— and $—, respectively)	—	—	12,004	11,206	—	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	—	12	—	—	—
Interest and Dividends Receivable	56	32	3,506	2,276	1,197	419
Receivable for Investment Securities Sold	132	131	42,454	—	9,193	—
Receivable for Capital Shares Issued	762	522	2,231	2,357	796	2,069
Reclaims Receivable	—	—	122	127	—	—
Prepaid Expenses	10	9	20	11	14	15

Total Assets	541,070	196,060	1,497,301	1,303,792	2,160,779	1,080,976

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	—	62	—	—	—
Payable for Investment Securities Purchased	1,767	—	59,591	—	3,072	—
Payable for Capital Shares Redeemed	313	48	2,096	1,579	3,850	1,471
Payable for Collateral Received on Securities Loaned	169,780	51,888	140,272	170,487	442,464	278,755
Investment Advisory Fees Payable	318	123	1,119	430	1,113	614
Administration and Fund Accounting Fees Payable	2	1	12	14	7	5
Compliance Services Fees Payable	—	—	1	—	—	—
Distribution and Services Fees Payable	3	—	10	7	63	48
Custodian Fees Payable	4	6	239	235	16	12
Trustee Fees Payable	1	—	2	2	3	1
Other Fees Payable	27	10	100	91	150	84

Total Liabilities	172,215	52,076	203,504	172,845	450,738	280,990

Total Net Assets	$368,855	$143,984	$1,293,797	$1,130,947	$1,710,041	$799,986

Net Assets Consist of:
Capital	$277,186	$101,812	$836,659	$721,508	$1,216,640	$457,957
Accumulated Net Investment Income (Loss)	(1,343)	(497)	17,404	15,247	211	(81)
Accumulated Net Realized Gain (Loss) from Investment Transactions and Foreign Currency Transactions	(653)	6,868	131,398	(43,744)	163,767	173,870
Net Unrealized Appreciation on Investments and Foreign Currency	93,665	35,801	308,336	437,936	329,423	168,240

Total Net Assets	$368,855	$143,984	$1,293,797	$1,130,947	$1,710,041	$799,986

Net Assets:
I Shares	$364,462	$143,056	$1,269,042	$1,117,177	$1,597,397	$682,081
A Shares	$929	$823	$16,254	$6,508	$47,705	$81,838
C Shares	$3,464	$105	$8,501	$7,262	$64,939	$36,067
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	24,817	9,145	68,556	55,137	84,707	46,903
A Shares	64	53	888	324	2,504	5,936
C Shares	244	7	493	373	3,492	2,818
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$14.69	$15.64	$18.51	$20.26	$18.86	$14.54
A Shares	$14.53	$15.46	$18.31	$20.07	$19.05	$13.79
C Shares(b)	$14.18	$15.12	$17.25	$19.46	$18.60	$12.80
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$14.69	$15.64	$18.51	$20.26	$18.86	$14.54
A Shares	$15.42	$16.40	$19.43	$21.29	$20.21	$14.63
C Shares	$14.18	$15.12	$17.25	$19.46	$18.60	$12.80
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

Amounts designated as “ — ” are $0 or have been rounded to $0.

*	The Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund and Large Cap Growth Stock Fund include securities on loan of $165,512, $50,360, $134,588, $166,669, $430,688 and $272,108, respectively.
(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

53

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap			Select Large	Small Cap
	Quantitative	Value Equity	Mid-Cap Core	Mid-Cap Value	Cap Growth	Growth Stock
	Equity Fund	Fund	Equity Fund	Equity Fund	Stock Fund	Fund

Assets:
Total Investments, at Cost	$262,006	$1,384,285	$384,793	$395,383	$131,553	$924,838

Investments, at Value*	$276,160	$1,492,365	$444,375	$396,986	$152,079	$1,034,023
Investments in Affiliates, at Value (Cost $—, $30,209, $814, $6,405, $2,973 and $8,901, respectively)	—	30,209	814	6,405	2,973	8,901

Total Investments	276,160	1,522,574	445,189	403,391	155,052	1,042,924

Dividends Receivable	172	1,586	376	740	132	294
Receivable for Investment Securities Sold	2,997	9,449	3,238	5,535	—	20,166
Receivable for Capital Shares Issued	429	972	895	482	3	1,366
Prepaid Expenses	12	9	11	9	5	14

Total Assets	279,770	1,534,590	449,709	410,157	155,192	1,064,764

Liabilities:
Payable for Fund Overdraft	72	—	—	—	—	—
Payable for Investment Securities Purchased	—	9,621	—	6,299	—	21,346
Payable for Capital Shares Redeemed	450	4,629	178	270	92	3,316
Payable for Collateral Received on Securities Loaned	—	334,158	117,310	83,520	26,127	331,097
Investment Advisory Fees Payable	198	739	271	259	90	652
Administration and Fund Accounting Fees Payable	2	6	2	2	1	5
Compliance Services Fees Payable	1	—	3	—	—	—
Distribution and Services Fees Payable	1	47	11	6	26	22
Custodian Fees Payable	14	10	9	6	2	24
Trustee Fees Payable	—	2	1	—	—	1
Other Fees Payable	27	100	28	24	16	68

Total Liabilities	765	349,312	117,813	90,386	26,354	356,531

Total Net Assets	$279,005	$1,185,278	$331,896	$319,771	$128,838	$708,233

Net Assets Consist of:
Capital	$238,489	$947,968	$247,896	$268,659	$275,967	$408,534
Accumulated Net Investment Income (Loss)	(25)	748	115	422	(6)	(2,235)
Accumulated Net Realized Gain (Loss) from Investment Transactions	26,387	98,273	23,489	42,682	(170,622)	183,848
Net Unrealized Appreciation on Investments	14,154	138,289	60,396	8,008	23,499	118,086

Total Net Assets	$279,005	$1,185,278	$331,896	$319,771	$128,838	$708,233

Net Assets:
I Shares	$276,623	$1,083,646	$310,817	$309,876	$95,793	$664,622
A Shares	$1,132	$62,673	$11,119	$4,242	$408	$23,174
C Shares	$1,250	$38,959	$9,960	$5,653	$32,637	$20,437
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	18,899	66,806	21,450	22,621	3,085	28,955
A Shares	78	3,876	804	311	14	1,044
C Shares	89	2,435	787	416	1,141	999
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$14.64	$16.22	$14.49	$13.70	$31.05	$22.96
A Shares	$14.51	$16.17	$13.84	$13.65	$30.79	$22.20
C Shares(b)	$14.12	$16.00	$12.65	$13.58	$28.62	$20.46
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$14.64	$16.22	$14.49	$13.70	$31.05	$22.96
A Shares	$15.40	$17.16	$14.68	$14.48	$32.67	$23.55
C Shares	$14.12	$16.00	$12.65	$13.58	$28.62	$20.46
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

Amounts designated as “ — ” are $0 or have been rounded to $0.

*		The Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund include securities on loan of $323,827, $113,516, $81,149, $25,599 and $319,658, respectively.
(a	)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b	)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

54

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

	Small Cap	Life Vision	Life Vision	Life Vision	Life Vision	Life Vision
	Value Equity	Aggressive	Conservative	Growth and	Moderate	Target Date
	Fund	Growth Fund	Fund	Income Fund	Growth Fund	2015 Fund

Assets:
Total Investments, at Cost	$858,548	$34,750	$10,416	$93,284	$196,411	$2,499

Investments, at Value*	$919,999	$970	$108	$2,365	$2,229	$82
Investments in Affiliates, at Value (Cost $15,805, $33,776, $10,306, $90,909, $194,174 and $2,418, respectively)	15,805	48,090	10,900	117,456	224,092	2,635

Total Investments	935,804	49,060	11,008	119,821	226,321	2,717

Interest and Dividends Receivable	1,099	11	34	141	453	2
Receivable for Capital Shares Issued	360	29	1	52	61	2
Prepaid Expenses	10	4	3	5	12	6

Total Assets	937,273	49,104	11,046	120,019	226,847	2,727

Liabilities:
Payable for Capital Shares Redeemed	1,268	219	66	431	3,122	—
Payable for Collateral Received on Securities Loaned	255,389	—	—	—	—	—
Investment Advisory Fees Payable	634	4	—	10	18	—
Administration and Fund Accounting Fees Payable	4	—	—	1	1	—
Distribution and Services Fees Payable	8	6	4	17	30	—
Custodian Fees Payable	11	1	2	2	1	2
Trustee Fees Payable	1	—	—	—	1	—
Other Fees Payable	57	4	1	12	16	1

Total Liabilities	257,372	234	73	473	3,189	3

Total Net Assets	$679,901	$48,870	$10,973	$119,546	$223,658	$2,724

Net Assets Consist of:
Capital	$447,567	$29,480	$10,292	$86,862	$193,675	$2,497
Accumulated Net Investment Income	483	1	12	37	139	1
Accumulated Net Realized Gain (Loss) from Investment Transactions	154,595	5,079	77	6,110	(66)	8
Net Unrealized Appreciation on Investments	77,256	14,310	592	26,537	29,910	218

Total Net Assets	$679,901	$48,870	$10,973	$119,546	$223,658	$2,724

Net Assets:
I Shares	$640,631	$38,034	$4,769	$90,175	$176,932	$2,707
A Shares	$7,006	$3,661	$581	$6,095	$10,421	$17
B Shares	N/A	$5,466	$4,779	$17,003	$12,819	N/A
C Shares	$32,264	$1,709	$844	$6,273	$23,486	N/A
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	35,318	2,707	411	6,600	15,580	220
A Shares	390	261	50	447	918	1
B Shares	N/A	394	411	1,246	1,132	N/A
C Shares	1,841	122	73	462	2,072	N/A
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$18.14	$14.06	$11.61	$13.66	$11.36	$12.34
A Shares	$17.98	$14.02	$11.62	$13.65	$11.35	$12.33
B Shares(b)	N/A	$13.87	$11.61	$13.64	$11.33	N/A
C Shares(b)	$17.52	$14.00	$11.60	$13.59	$11.34	N/A
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$18.14	$14.06	$11.61	$13.66	$11.36	$12.34
A Shares	$19.08	$14.88	$12.20	$14.48	$12.04	$13.08
B Shares	N/A	$13.87	$11.61	$13.64	$11.33	N/A
C Shares	$17.52	$14.00	$11.60	$13.59	$11.34	N/A
Maximum Sales Charge — A Shares	5.75%	5.75%	4.75%	5.75%	5.75%	5.75%

Amounts designated as “ — ” are $0 or have been rounded to $0.

*		The Small Cap Value Equity Fund includes securities on loan of $247,368.
(a	)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b	)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

55

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

	Life Vision	Life Vision
	Target Date	Target Date
	2025 Fund	2035 Fund

Assets:
Total Investments, at Cost	$5,394	$1,904

Investments, at Value	$176	$62
Investments in Affiliates, at Value (Cost $5,220 and $1,843, respectively)	5,732	2,032

Total Investments	5,908	2,094

Interest and Dividends Receivable	2	1
Receivable for Capital Shares Issued	5	29
Prepaid Expenses	5	6

Total Assets	5,920	2,130

Liabilities:
Payable for Capital Shares Redeemed	36	—
Investment Advisory Fees Payable	—	—
Administration and Fund Accounting Fees Payable	—	—
Compliance Service Fees Payable	—	—
Distribution and Services Fees Payable	—	—
Custodian Fees Payable	3	2
Trustee Fees Payable	—	—
Other Fees Payable	1	1

Total Liabilities	40	3

Total Net Assets	$5,880	$2,127

Net Assets Consist of:
Capital	$5,309	$1,912
Accumulated Net Investment Income	1	1
Accumulated Net Realized Gains from Investment Transactions	56	24
Net Unrealized Appreciation on Investments	514	190

Total Net Assets	$5,880	$2,127

Net Assets:
I Shares	$5,826	$2,097
A Shares	$54	$30
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	454	167
A Shares	4	2
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$12.84	$12.56
A Shares	$12.84	$12.55
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$12.84	$12.56
A Shares	$13.62	$13.32
Maximum Sales Charge — A Shares	5.75%	5.75%

Amounts designated as “ — ” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See Notes to Financial Statements.

56

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

	Aggressive	Emerging		International	Large Cap	Large Cap
	Growth Stock	Growth Stock	International	Equity Index	Core Equity	Growth Stock
	Fund	Fund	Equity Fund	Fund	Fund	Fund

Investment Income:
Dividend Income	$513	$134	$25,566	$21,619	$18,340	$5,572
Dividend Income from Affiliated Investment Companies	90	66	—	—	407	323
Interest Income	—	—	105	333	—	—
Income from Securities Lending	89	80	1,340	1,448	236	277
Less: Foreign Taxes Withheld	—	—	(2,560)	(2,449)	—	—

Total Investment Income	692	280	24,451	20,951	18,983	6,172

Expenses:
Investment Advisory Fees	1,904	712	6,846	2,580	6,897	4,677
Administration and Fund Accounting Fees	44	17	190	199	217	126
Compliance Services Fees	3	1	11	9	12	10
Distribution Fees — A Shares	1	1	22	9	60	121
Distribution and Services Fees — C Shares	17	1	43	36	343	182
Custodian Fees	6	8	331	267	24	17
Professional Fees	7	3	24	21	32	19
Insurance Fees	3	1	9	3	4	8
Registration Fees	22	19	19	21	25	19
Transfer Agent Fees	6	1	9	4	41	42
Printing Fees	8	3	27	24	45	22
Trustees’ Fees	4	1	13	11	18	10
Other Fees	4	—	8	9	15	8

Total Expenses	2,029	768	7,552	3,193	7,733	5,261
Less: Administration Fees Waived	(2)	(2)	(6)	(5)	(9)	(40)

Net Expenses	2,027	766	7,546	3,188	7,724	5,221

Net Investment Income (Loss)	(1,335)	(486)	16,905	17,763	11,259	951

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain from Investment Transactions and Foreign Currency Transactions	20,005	6,122	65,287	16,788	87,502	113,513
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	33,786	18,504	36,083	56,656	12,559	5,936

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	53,791	24,626	101,370	73,444	100,061	119,449

Change in Net Assets from Operations	$52,456	$24,140	$118,275	$91,207	$111,320	$120,400

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

57

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

	Large Cap	Large Cap	Mid-Cap	Mid-Cap	Select Large Cap	Small Cap
	Quantitative	Value Equity	Core Equity	Value Equity	Growth Stock	Growth Stock
	Equity Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Dividend Income	$2,329	$13,165	$2,426	$4,398	$617	$1,010
Dividend Income from Affiliated Investment Companies	56	1,204	88	293	102	432
Income from Securities Lending	—	249	95	111	21	807

Total Investment Income	2,385	14,618	2,609	4,802	740	2,249

Expenses:
Investment Advisory Fees	1,323	4,394	1,739	1,595	548	4,310
Administration and Fund Accounting Fees	42	145	45	41	17	99
Compliance Services Fees	6	10	3	3	1	7
Distribution Fees — A Shares	1	96	17	6	1	36
Distribution and Services Fees — C Shares	6	201	52	31	163	106
Custodian Fees	26	16	9	9	4	33
Professional Fees	8	22	7	6	2	15
Insurance Fees	1	2	1	1	—	2
Registration Fees	20	24	18	21	18	20
Transfer Agent Fees	1	28	11	5	18	23
Printing Fees	1	26	8	7	3	18
Trustees’ Fees	3	12	4	3	1	8
Other Fees	3	10	3	3	3	6

Total Expenses	1,441	4,986	1,917	1,731	779	4,683
Less: Administration Fees Waived	(2)	(6)	(2)	(1)	(3)	(52)

Net Expenses	1,439	4,980	1,915	1,730	776	4,631

Net Investment Income (Loss)	946	9,638	694	3,072	(36)	(2,382)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from Investment Transactions	4,896	62,779	16,392	19,067	6,469	133,713
Net Change in Unrealized Appreciation/Depreciation on Investments	6,403	9,321	(1,174)	(4,214)	12,197	(44,842)

Net Realized and Unrealized Gain (Loss) on Investments	11,299	72,100	15,218	14,853	18,666	88,871

Change in Net Assets from Operations	$12,245	$81,738	$15,912	$17,925	$18,630	$86,489

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

58

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

	Small Cap	Life Vision	Life Vision	Life Vision	Life Vision	Life Vision
	Value Equity	Aggressive	Conservative	Growth and	Moderate	Target Date
	Fund	Growth Fund	Fund	Income Fund	Growth Fund	2015 Fund

Investment Income:
Dividend Income	$7,144	$—	$—	$—	$—	$—
Dividend Income from Affiliated Investment Companies	545	204	198	1,202	3,149	18
Income from Securities Lending	358	—	—	—	—	—

Total Investment Income	8,047	204	198	1,202	3,149	18

Expenses:
Investment Advisory Fees	4,068	28	5	68	117	1
Administration and Fund Accounting Fees	92	7	1	17	29	—
Compliance Services Fees	6	1	—	1	2	—
Distribution Fees — A Shares	9	5	1	10	16	—
Distribution Fees — B Shares	—	21	18	64	48	—
Distribution and Services Fees — C Shares	43	8	4	31	122	—
Custodian Fees	13	3	3	4	4	5
Professional Fees	14	1	—	3	4	—
Insurance Fees	1	—	—	—	1	—
Registration Fees	22	5	5	6	10	6
Transfer Agent Fees	16	3	1	7	15	—
Printing Fees	18	2	—	5	8	—
Trustees’ Fees	8	1	—	1	2	—
Other Fees	6	—	1	3	1	1

Total Expenses	4,316	85	39	220	379	13
Less: Investment Advisory Fees Waived and Fees Reimbursed	—	—	(5)	—	—	(11)
Less: Administration Fees Waived	(4)	—	(1)	(1)	(1)	—

Net Expenses	4,312	85	33	219	378	2

Net Investment Income	3,735	119	165	983	2,771	16

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions*	73,213	2,845	29	2,229	2,080(a )	(13)
Net Change in Unrealized Appreciation/Depreciation on Investments*	(40,245)	1,775	196	5,552	8,149	149

Net Realized and Unrealized Gain (Loss) on Investments	32,968	4,620	225	7,781	10,229	136

Change in Net Assets from Operations	$36,703	$4,739	$390	$8,764	$13,000	$152

Amounts designated as “—” are $0 or have been rounded to $0.

*	Net Realized Gain (Loss) on Investment Transactions and Net Change in Unrealized Appreciation/Depreciation on Investment Transactions for the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund and Life Vision Target Date 2015 Fund are primarily attributable to the underlying investments in affiliated investment companies.

(a)	Life Vision Moderate Growth Fund Includes Litigation Gains of $144.

See Notes to Financial Statements.

59

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

	Life Vision	Life Vision
	Target Date	Target Date
	2025 Fund	2035 Fund

Investment Income:
Dividend Income	$1	$—
Dividend Income from Affiliated Investment Companies	23	7

Total Investment Income	24	7

Expenses:
Investment Advisory Fees	3	1
Administration and Fund Accounting Fees	1	—
Compliance Services Fees	—	—
Distribution Fees — A Shares	—	—
Custodian Fees	4	3
Professional Fees	—	—
Insurance Fees	—	—
Registration Fees	7	7
Transfer Agent Fees	—	—
Printing Fees	—	—
Trustees’ Fees	—	—
Other Fees	—	—

Total Expenses	15	11
Less: Investment Advisory Fees Waived and Fees Reimbursed	(9)	(10)
Less: Administration Fees Waived	(1)	—

Net Expenses	5	1

Net Investment Income	19	6

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss from Investment Transactions*	(8)	(5)
Net Change in Unrealized Appreciation on Investments*	381	122

Net Realized and Unrealized Gain on Investments	373	117

Change in Net Assets from Operations	$392	$123

Amounts designated as “ — ” are $0 or have been rounded to $0.

*	Net Realized Gain (Loss) on Investment Transactions and Net Change in Unrealized Appreciation/Depreciation on Investment Transactions for the Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

60

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International		International Equity
	Stock Fund		Stock Fund		Equity Fund		Index Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(1,335)	$(2,484)	$(486)	$(698)	$16,905	$13,848	$17,763	$17,444
Net Realized Gain (Loss) from Investments, Forward Foreign Currencies and Foreign Currency Transactions	20,005	(11,788)	6,122	1,704	65,287	96,943	16,788	7,770
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	33,786	29,196	18,504	6,460	36,083	70,475	56,656	143,488

Change in Net Assets from Operations	52,456	14,924	24,140	7,466	118,275	181,266	91,207	168,702

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	—	—	(18,408)	—	(18,118)
A Shares	—	—	—	—	—	(203)	—	(90)
C Shares	—	—	—	—	—	(67)	—	(85)
Net Realized Gains:
I Shares	—	—	—	—	—	(150)	—	—
A Shares	—	—	—	—	—	(2)	—	—
C Shares	—	—	—	—	—	(1)	—	—

Total Dividends and Distributions	—	—	—	—	—	(18,831)	—	(18,293)

Change in Net Assets from Capital Transactions	(10,993)	52,502	8,052	55,623	(12,694)	78,547	31,792	68,874

Change in Net Assets	41,463	67,426	32,192	63,089	105,581	240,982	122,999	219,283

Net Assets:
Beginning of Period	327,392	259,966	111,792	48,703	1,188,216	947,234	1,007,948	788,665

End of Period	$368,855	$327,392	$143,984	$111,792	$1,293,797	$1,188,216	$1,130,947	$1,007,948

Accumulated Net Investment Income (Loss), End of Period	$(1,343)	$(8)	$(497)	$(11)	$17,404	$499	$15,247	$(2,516)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

61

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International		International Equity
	Stock Fund		Stock Fund		Equity Fund		Index Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$43,726	$194,041	$26,325	$106,285	$114,774	$371,965	$163,921	$308,565
Dividends Reinvested	—	—	—	—	—	4,867	—	10,069
Cost of Shares Redeemed	(54,417)	(139,963)	(18,339)	(51,032)	(127,333)	(296,951)	(131,545)	(246,266)

Change in Net Assets from I Shares	$(10,691)	$54,078	$7,986	$55,253	$(12,559)	$79,881	$32,376	$72,368

A Shares:
Proceeds from Shares Issued	$509	$2,944	$246	$516	$3,012	$14,548	$1,373	$5,082
Dividends Reinvested	—	—	—	—	—	181	—	79
Cost of Shares Redeemed	(238)	(2,815)	(166)	(142)	(2,464)	(14,676)	(1,303)	(9,029)

Change in Net Assets from A Shares	$271	$129	$80	$374	$548	$53	$70	$(3,868)

C Shares:
Proceeds from Shares Issued	$39	$104	$—	$68	$362	$414	$266	$2,610
Dividends Reinvested	—	—	—	—	—	67	—	81
Cost of Shares Redeemed	(612)	(1,809)	(14)	(72)	(1,045)	(1,868)	(920)	(2,317)

Change in Net Assets from C Shares	$(573)	$(1,705)	$(14)	$(4)	$(683)	$(1,387)	$(654)	$374

Change in Net Assets from Capital Transactions	$(10,993)	$52,502	$8,052	$55,623	$(12,694)	$78,547	$31,792	$68,874

Share Transactions:
I Shares:
Issued	3,222	16,703	1,849	8,835	6,495	24,381	8,510	18,312
Reinvested	—	—	—	—	—	302	—	569
Redeemed	(3,980)	(11,908)	(1,271)	(4,037)	(7,211)	(19,398)	(6,729)	(14,496)

Change in I Shares	(758)	4,795	578	4,798	(716)	5,285	1,781	4,385

A Shares:
Issued	37	276	17	42	171	1,003	71	317
Reinvested	—	—	—	—	—	11	—	4
Redeemed	(17)	(259)	(12)	(11)	(140)	(981)	(67)	(554)

Change in A Shares	20	17	5	31	31	33	4	(233)

C Shares:
Issued	3	9	—	5	22	29	14	155
Reinvested	—	—	—	—	—	4	—	5
Redeemed	(47)	(156)	(1)	(6)	(64)	(130)	(49)	(144)

Change in C Shares	(44)	(147)	(1)	(1)	(42)	(97)	(35)	16

Change in Shares	(782)	4,665	582	4,828	(727)	5,221	1,750	4,168

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

62

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Core		Large Cap Growth		Large Cap Quantitative		Large Cap Value
	Equity Fund		Stock Fund		Equity Fund		Equity Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$11,259	$22,026	$951	$5,713	$946	$1,551	$9,638	$14,266
Net Realized Gain from Investment Transactions	87,502	121,792	113,513	60,872	4,896	24,394	62,779	102,395
Net Change in Unrealized Appreciation/Depreciation on Investments	12,559	47,465	5,936	(3,769)	6,403	(6,151)	9,321	13,084

Change in Net Assets from Operations	111,320	191,283	120,400	62,816	12,245	19,794	81,738	129,745

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(10,654)	(21,852)	(1,020)	(5,740)	(999)	(1,533)	(8,418)	(13,131)
A Shares	(262)	(571)	(9)	(242)	(2)	(2)	(412)	(812)
C Shares	(130)	(357)	—	(30)	—	—	(128)	(264)
Net Realized Gains:
I Shares	—	(105,997)	—	(48,970)	—	(9,255)	—	(31,908)
A Shares	—	(3,279)	—	(3,726)	—	(36)	—	(2,337)
C Shares	—	(4,984)	—	(1,896)	—	(35)	—	(1,568)

Total Dividends and Distributions	(11,046)	(137,040)	(1,029)	(60,604)	(1,001)	(10,861)	(8,958)	(50,020)

Change in Net Assets from Capital Transactions	(60,518)	95,481	(543,093)	(231,356)	(43,564)	14,966	116,394	37,730

Change in Net Assets	39,756	149,724	(423,722)	(229,144)	(32,320)	23,899	189,174	117,455

Net Assets:
Beginning of Period	1,670,285	1,520,561	1,223,708	1,452,852	311,325	287,426	996,104	878,649

End of Period	$1,710,041	$1,670,285	$799,986	$1,223,708	$279,005	$311,325	$1,185,278	$996,104

Accumulated Net Investment Income (Loss), End of Period	$211	$(2)	$(81)	$(3)	$(25)	$30	$748	$68

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

63

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Core		Large Cap Growth		Large Cap Quantitative		Large Cap Value
	Equity Fund		Stock Fund		Equity Fund		Equity Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$184,299	$442,012	$97,451	$302,082	$32,855	$144,181	$234,905	$188,156
Dividends Reinvested	3,339	61,144	548	36,401	301	4,354	6,108	34,278
Cost of Shares Redeemed	(238,639)	(394,496)	(626,525)	(532,077)	(76,816)	(133,003)	(116,385)	(166,014)

Change in Net Assets from I Shares	$(51,001)	$108,660	$(528,526)	$(193,594)	$(43,660)	$15,532	$124,628	$56,420

A Shares:
Proceeds from Shares Issued	$4,270	$13,376	$2,606	$6,028	$461	$1,708	$1,277	$5,244
Dividends Reinvested	232	3,442	9	3,828	2	35	398	3,039
Cost of Shares Redeemed	(6,484)	(17,648)	(11,549)	(33,556)	(314)	(2,028)	(5,826)	(19,277)

Change in Net Assets from A Shares	$(1,982)	$(830)	$(8,934)	$(23,700)	$149	$(285)	$(4,151)	$(10,994)

C Shares:
Proceeds from Shares Issued	$610	$2,091	$247	$418	$14	$97	$261	$991
Dividends Reinvested	123	5,087	—	1,866	—	33	123	1,777
Cost of Shares Redeemed	(8,268)	(19,527)	(5,880)	(16,346)	(67)	(411)	(4,467)	(10,464)

Change in Net Assets from C Shares	$(7,535)	$(12,349)	$(5,633)	$(14,062)	$(53)	$(281)	$(4,083)	$(7,696)

Change in Net Assets from Capital Transactions	$(60,518)	$95,481	$(543,093)	$(231,356)	$(43,564)	$14,966	$116,394	$37,730

Share Transactions:
I Shares:
Issued	9,809	25,101	7,161	23,675	2,251	10,535	14,691	12,782
Reinvested	176	3,464	40	2,827	21	316	377	2,324
Redeemed	(12,667)	(22,343)	(46,268)	(41,606)	(5,321)	(9,605)	(7,328)	(11,371)

Change in I Shares	(2,682)	6,222	(39,067)	(15,104)	(3,049)	1,246	7,740	3,735

A Shares:
Issued	225	766	200	498	32	129	81	370
Reinvested	12	193	1	313	—	3	25	207
Redeemed	(342)	(992)	(895)	(2,765)	(22)	(151)	(367)	(1,351)

Change in A Shares	(105)	(33)	(694)	(1,954)	10	(19)	(261)	(774)

C Shares:
Issued	33	120	21	37	2	7	17	69
Reinvested	7	293	—	163	—	2	8	122
Redeemed	(446)	(1,124)	(490)	(1,440)	(5)	(31)	(285)	(731)

Change in C Shares	(406)	(711)	(469)	(1,240)	(3)	(22)	(260)	(540)

Change in Shares	(3,193)	5,478	(40,230)	(18,298)	(3,042)	1,205	7,219	2,421

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

64

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Mid-Cap Core		Mid-Cap Value		Select Large Cap Growth		Small Cap Growth
	Equity Fund		Equity Fund		Stock Fund		Stock Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$694	$1,599	$3,072	$2,805	$(36)	$211	$(2,382)	$(7,303)
Net Realized Gain from Investment Transactions	16,392	29,613	19,067	49,345	6,469	17,498	133,713	54,274
Net Change in Unrealized Appreciation/ Depreciation on Investments	(1,174)	945	(4,214)	(9,247)	12,197	(16,393)	(44,842)	(211,108)

Change in Net Assets from Operations	15,912	32,157	17,925	42,903	18,630	1,316	86,489	(164,137)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(582)	(1,688)	(2,767)	(2,658)	(13)	(168)	—	—
A Shares	(10)	(26)	(31)	(22)	—	—	—	—
C Shares	—	—	(25)	(6)	—	—	—	—
Net Realized Gains:
I Shares	—	(24,539)	—	(40,247)	—	—	—	(64,037)
A Shares	—	(881)	—	(492)	—	—	—	(1,912)
C Shares	—	(879)	—	(949)	—	—	—	(1,522)

Total Dividends and Distributions	(592)	(28,013)	(2,823)	(44,374)	(13)	(168)	—	(67,471)

Change in Net Assets from Capital Transactions	(40,027)	(87,508)	16,089	37,716	(21,072)	6,784	(269,691)	(614,776)

Change in Net Assets	(24,707)	(83,364)	31,191	36,245	(2,455)	7,932	(183,202)	(846,384)

Net Assets:
Beginning of Period	356,603	439,967	288,580	252,335	131,293	123,361	891,435	1,737,819

End of Period	$331,896	$356,603	$319,771	$288,580	$128,838	$131,293	$708,233	$891,435

Accumulated Net Investment Income (Loss), End of Period	$115	$13	$422	$173	$(6)	$43	$(2,235)	$147

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

65

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Mid-Cap Core		Mid-Cap Value		Select Large Cap Growth		Small Cap Growth
	Equity Fund		Equity Fund		Stock Fund		Stock Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$27,076	$121,973	$58,872	$141,296	$22,414	$66,219	$92,449	$432,211
Dividends Reinvested	267	14,317	1,144	20,051	5	67	—	53,211
Cost of Shares Redeemed	(64,921)	(216,799)	(43,713)	(124,533)	(38,698)	(42,803)	(355,091)	(1,062,116)

Change in Net Assets from I Shares	$(37,578)	$(80,509)	$16,303	$36,814	$(16,279)	$23,483	$(262,642)	$(576,694)

A Shares:
Proceeds from Shares Issued	$834	$2,572	$1,667	$1,703	$19	$259	$1,387	$21,465
Dividends Reinvested	9	856	27	457	—	—	—	1,738
Cost of Shares Redeemed	(1,973)	(7,841)	(959)	(1,198)	(37)	(376)	(5,123)	(51,551)

Change in Net Assets from A Shares	$(1,130)	$(4,413)	$735	$962	$(18)	$(117)	$(3,736)	$(28,348)

C Shares:
Proceeds from Shares Issued	$50	$303	$277	$616	$89	$280	$90	$855
Dividends Reinvested	—	838	24	919	—	—	—	1,445
Cost of Shares Redeemed	(1,369)	(3,727)	(1,250)	(1,595)	(4,864)	(16,862)	(3,403)	(12,034)

Change in Net Assets from C Shares	$(1,319)	$(2,586)	$(949)	$(60)	$(4,775)	$(16,582)	$(3,313)	$(9,734)

Change in Net Assets from Capital Transactions	$(40,027)	$(87,508)	$16,089	$37,716	$(21,072)	$6,784	$(269,691)	$(614,776)

Share Transactions:
I Shares:
Issued	1,877	9,065	4,307	10,806	779	2,435	4,157	20,133
Reinvested	18	1,072	83	1,596	—	3	—	2,589
Redeemed	(4,486)	(16,117)	(3,201)	(9,501)	(1,335)	(1,681)	(16,235)	(51,099)

Change in I Shares	(2,591)	(5,980)	1,189	2,901	(556)	757	(12,078)	(28,377)

A Shares:
Issued	61	204	122	127	1	10	66	1,023
Reinvested	1	67	2	37	—	—	—	87
Redeemed	(145)	(604)	(72)	(91)	(1)	(14)	(241)	(2,493)

Change in A Shares	(83)	(333)	52	73	—	(4)	(175)	(1,383)

C Shares:
Issued	4	25	20	47	3	12	5	42
Reinvested	—	71	2	74	—	—	—	78
Redeemed	(109)	(315)	(92)	(122)	(182)	(700)	(173)	(637)

Change in C Shares	(105)	(219)	(70)	(1)	(179)	(688)	(168)	(517)

Change in Shares	(2,779)	(6,532)	1,171	2,973	(735)	65	(12,421)	(30,277)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

66

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Small Cap Value		Life Vision Aggressive		Life Vision		Life Vision
	Equity Fund		Growth Fund		Conservative Fund		Growth and Income Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$3,735	$3,992	$119	$541	$165	$332	$983	$2,521
Capital Gain Received from Investments in Affiliated Investment Companies	—	—	—	2,525	—	84	—	4,138
Net Realized Gain (Loss) from Investment Transactions	73,213	162,868	2,845	1,588	29	(5)	2,229	2,187
Net Change in Unrealized Appreciation/Depreciation on Investments	(40,245)	(117,368)	1,775	1,277	196	170	5,552	2,685

Change in Net Assets from Operations	36,703	49,492	4,739	5,931	390	581	8,764	11,531

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(3,198)	(4,008)	(115)	(1,056)	(70)	(130)	(845)	(2,977)
A Shares	(25)	(23)	(4)	(48)	(12)	(35)	(44)	(163)
B Shares			—	(70)	(70)	(168)	(84)	(343)
C Shares	(129)	(134)	—	(16)	(12)	(23)	(24)	(86)
Net Realized Gains:
I Shares	—	(161,578)	—	(1,015)	—	(29)	—	(2,198)
A Shares	—	(1,777)	—	(55)	—	(8)	—	(135)
B Shares			—	(104)	—	(46)	—	(342)
C Shares	—	(9,018)	—	(26)	—	(7)	—	(96)

Total Dividends and Distributions	(3,352)	(176,538)	(119)	(2,390)	(164)	(446)	(997)	(6,340)

Change in Net Assets from Capital Transactions	(70,987)	31,169	(19,036)	(2,541)	1,129	(931)	(29,348)	11,586

Change in Net Assets	(37,636)	(95,877)	(14,416)	1,000	1,355	(796)	(21,581)	16,777

Net Assets:
Beginning of Period	717,537	813,414	63,286	62,286	9,618	10,414	141,127	124,350

End of Period	$679,901	$717,537	$48,870	$63,286	$10,973	$9,618	$119,546	$141,127

Accumulated Net Investment Income, End of Period	$483	$100	$1	$1	$12	$11	$37	$51

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

67

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Small Cap Value		Life Vision Aggressive		Life Vision		Life Vision
	Equity Fund		Growth Fund		Conservative Fund		Growth and Income Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$49,848	$142,003	$5,230	$18,522	$2,231	$1,752	$10,874	$41,607
Dividends Reinvested	2,542	135,202	112	2,024	68	153	840	5,153
Cost of Shares Redeemed	(117,778)	(246,253)	(24,203)	(23,246)	(987)	(1,650)	(39,432)	(37,048)

Change in Net Assets from I Shares	$(65,388)	$30,952	$(18,861)	$(2,700)	$1,312	$255	$(27,718)	$9,712

A Shares:
Proceeds from Shares Issued	$659	$3,313	$599	$426	$15	$108	$1,010	$1,435
Dividends Reinvested	14	1,441	4	102	9	34	44	297
Cost of Shares Redeemed	(1,631)	(1,322)	(250)	(264)	(271)	(666)	(2,127)	(946)

Change in Net Assets from A Shares	$(958)	$3,432	$353	$264	$(247)	$(524)	$(1,073)	$786

B Shares:
Proceeds from Shares Issued			$18	$133	$210	$6	$25	$213
Dividends Reinvested			—	173	61	182	78	644
Cost of Shares Redeemed			(558)	(766)	(243)	(797)	(1,063)	(2,318)

Change in Net Assets from B Shares			$(540)	$(460)	$28	$(609)	$(960)	$(1,461)

C Shares:
Proceeds from Shares Issued	$212	$374	$161	$541	$91	$366	$909	$3,325
Dividends Reinvested	125	8,830	—	42	9	26	23	171
Cost of Shares Redeemed	(4,978)	(12,419)	(149)	(228)	(64)	(445)	(529)	(947)

Change in Net Assets from C Shares	$(4,641)	$(3,215)	$12	$355	$36	$(53)	$403	$2,549

Change in Net Assets from Capital Transactions	$(70,987)	$31,169	$(19,036)	$(2,541)	$1,129	$(931)	$(29,348)	$11,586

Share Transactions:
I Shares:
Issued	2,740	7,539	383	1,482	195	157	812	3,306
Reinvested	138	8,068	8	158	6	14	62	405
Redeemed	(6,446)	(13,164)	(1,769)	(1,837)	(86)	(149)	(2,953)	(2,916)

Change in I Shares	(3,568)	2,443	(1,378)	(197)	115	22	(2,079)	795

A Shares:
Issued	36	172	45	34	1	9	75	117
Reinvested	1	87	—	8	1	3	3	23
Redeemed	(91)	(71)	(18)	(21)	(23)	(59)	(158)	(75)

Change in A Shares	(54)	188	27	21	(21)	(47)	(80)	65

B Shares:
Issued			1	11	18	1	2	17
Reinvested			—	14	5	16	6	51
Redeemed			(41)	(63)	(21)	(71)	(80)	(186)

Change in B Shares			(40)	(38)	2	(54)	(72)	(118)

C Shares:
Issued	12	19	12	43	8	33	68	268
Reinvested	7	546	—	3	1	2	2	13
Redeemed	(283)	(686)	(11)	(18)	(6)	(40)	(40)	(77)

Change in C Shares	(264)	(121)	1	28	3	(5)	30	204

Change in Shares	(3,886)	2,510	(1,390)	(186)	99	(84)	(2,201)	946

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

68

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Life Vision		Life Vision		Life Vision		Life Vision
	Moderate Growth Fund		Target Date 2015 Fund		Target Date 2025 Fund		Target Date 2035 Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$2,771	$5,162	$16	$19	$19	$26	$6	$10
Capital Gain Received from Investments in Affiliated Investment Companies	—	4,083	—	37	—	91	—	43
Net Realized Gain (Loss) from Investment Transactions	2,080	2,093	(13)	(6)	(8)	(4)	(5)	(3)
Net Change in Unrealized Appreciation/Depreciation on Investments	8,149	3,313	149	58	381	115	122	51

Change in Net Assets from Operations	13,000	14,651	152	108	392	228	123	101

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,351)	(5,550)	(16)	(29)	(19)	(49)	(5)	(21)
A Shares	(121)	(191)	—	—	—	—	—	—
B Shares	(123)	(328)
C Shares	(199)	(85)
Net Realized Gains:
I Shares	—	(6,776)	—	(3)	—	(2)	—	(5)
A Shares	—	(243)	—	—	—	—	—	—
B Shares	—	(528)
C Shares	—	(84)

Total Dividends and Distributions	(2,794)	(13,785)	(16)	(32)	(19)	(51)	(5)	(26)

Change in Net Assets from Capital Transactions	(27,871)	60,588	519	1,723	758	3,462	687	657

Change in Net Assets	(17,665)	61,454	655	1,799	1,131	3,639	805	732

Net Assets:
Beginning of Period	241,323	179,869	2,069	270	4,749	1,110	1,322	590

End of Period	$223,658	$241,323	$2,724	$2,069	$5,880	$4,749	$2,127	$1,322

Accumulated Net Investment Income, End of Period	$139	$162	$1	$1	$1	$1	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

69

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Life Vision		Life Vision		Life Vision		Life Vision
	Moderate Growth Fund		Target Date 2015 Fund		Target Date 2025 Fund		Target Date 2035 Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$15,828	$48,287	$1,062	$1,890	$1,550	$3,629	$741	$747
Proceeds from Shares Issued in Acquisition	—	32,309	—	—	—	—	—	—
Dividends Reinvested	2,282	12,207	16	31	19	50	5	26
Cost of Shares Redeemed	(42,460)	(58,615)	(575)	(200)	(817)	(259)	(84)	(120)

Change in Net Assets from I Shares	$(24,350)	$34,188	$503	$1,721	$752	$3,420	$662	$653

A Shares: (1)
Proceeds from Shares Issued	$343	$1,015	$16	$2	$6	$42	$25	$4
Proceeds from Shares Issued in Acquisition	—	5,098	—	—	—	—	—	—
Dividends Reinvested	117	414	—	—	—	—	—	—
Cost of Shares Redeemed	(1,565)	(1,346)	—	—	—	—	—	—

Change in Net Assets from A Shares	$(1,105)	$5,181	$16	$2	$6	$42	$25	$4

B Shares:
Proceeds from Shares Issued	$195	$25
Dividends Reinvested	119	829
Cost of Shares Redeemed	(762)	(2,243)

Change in Net Assets from B Shares	$(448)	$(1,389)

C Shares:
Proceeds from Shares Issued	$659	$875
Proceeds from Shares Issued in Acquisition	—	22,680
Dividends Reinvested	191	159
Cost of Shares Redeemed	(2,818)	(1,106)

Change in Net Assets from C Shares	$(1,968)	$22,608

Change in Net Assets from Capital Transactions	$(27,871)	$60,588	$519	$1,723	$758	$3,462	$687	$657

Share Transactions:
I Shares:
Issued	1,416	4,424	88	169	125	313	61	67
Issued in Acquisition	—	2,988	—	—	—	—	—	—
Reinvested	203	1,111	1	3	1	4	—	2
Redeemed	(3,785)	(5,371)	(48)	(18)	(66)	(23)	(7)	(10)

Change in I Shares	(2,166)	3,152	41	154	60	294	54	59

A Shares:(1)
Issued	31	94	1	—	—	4	2	—
Issued in Acquisition	—	471	—	—	—	—	—	—
Reinvested	10	38	—	—	—	—	—	—
Redeemed	(140)	(123)	—	—	—	—	—	—

Change in A Shares	(99)	480	1	—	—	4	2	—

B Shares:
Issued	17	2
Reinvested	11	76
Redeemed	(68)	(207)

Change in B Shares	(40)	(129)

C Shares:
Issued	59	79
Issued in Acquisition	—	2,101
Reinvested	17	15
Redeemed	(252)	(102)

Change in C Shares	(176)	2,093

Change in Shares	(2,481)	5,596	42	154	60	298	56	59

(1)	A Shares commenced operations on January 5,2007, July 12, 2006 and May 4, 2006 for the Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund, respectively.

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

70

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Aggressive Growth Stock Fund(4)
I Shares
Period Ended September 30, 2007*	12.64	(0.05)		2.10	2.05	—	—	—	14.69	16.22	364,462	1.16	(0.76)	1.16	25
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—	—	—	12.64	3.27	323,303	1.17	(0.79)	1.17	49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	— (b)	—	— (b)	12.24	23.77	254,412	1.19	(0.61)	1.23	30
Period Ended March 31, 2005	10.00	(0.06	)(a)	(0.05)	(0.11)	—	—	—	9.89	(1.10)	58,988	1.22	(0.79)	1.45	42
Period Ended May 31, 2004	10.00	(0.02	)(a)	0.02	—	—	—	—	10.00	0.00	20,501	1.22	(0.74)	1.61	2
A Shares
Period Ended September 30, 2007*	12.53	(0.06)		2.06	2.00	—	—	—	14.53	15.96	929	1.46	(1.07)	1.46	25
Year Ended March 31, 2007	12.16	(0.12	)(a)	0.49	0.37	—	—	—	12.53	3.04	553	1.47	(1.10)	1.47	49
Year Ended March 31, 2006	9.84	(0.10	)(a)	2.42	2.32	—	—	—	12.16	23.58	331	1.50	(0.94)	1.55	30
Period Ended March 31, 2005	9.99	(0.09	)(a)	(0.06)	(0.15)	—	—	—	9.84	(1.50)	140	1.58	(1.14)	5.56	42
Period Ended May 31, 2004	10.00	(0.03	)(a)	0.02	(0.01)	—	—	—	9.99	(0.10)	49	1.65	(1.25)	11.29 (c)	2
C Shares
Period Ended September 30, 2007*	12.27	(0.12)		2.03	1.91	—	—	—	14.18	15.57	3,464	2.16	(1.76)	2.16	25
Year Ended March 31, 2007	12.00	(0.20	)(a)	0.47	0.27	—	—	—	12.27	2.25	3,536	2.16	(1.78)	2.16	49
Year Ended March 31, 2006	9.78	(0.17	)(a)	2.39	2.22	—	—	—	12.00	22.70	5,223	2.17	(1.63)	2.27	30
Period Ended March 31, 2005	9.97	(0.15	)(a)	(0.04)	(0.19)	—	—	—	9.78	(1.91)	5,795	2.19	(1.75)	2.56	42
Period Ended May 31, 2004	10.00	(0.04	)(a)	0.01	(0.03)	—	—	—	9.97	(0.30)	65	2.10	(1.69)	8.78 (c)	2
Emerging Growth Stock Fund(4)
I Shares
Period Ended September 30, 2007*	12.97	(0.05)		2.72	2.67	—	—	—	15.64	20.59	143,056	1.18	(0.75)	1.18	53
Year Ended March 31, 2007	12.83	(0.10	)(a)	0.24	0.14	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18	103
Year Ended March 31, 2006	9.38	(0.09	)(a)	3.54	3.45	—	—	—	12.83	36.78	48,369	1.20	(0.84)	1.24	107
Period Ended March 31, 2005	9.60	(0.08	)(a)	(0.14)	(0.22)	—	—	—	9.38	(2.29)	20,494	1.23	(1.03)	1.51	64
Period Ended May 31, 2004	10.00	(0.03	)(a)	(0.37)	(0.40)	—	—	—	9.60	(4.00)	12,891	1.22	(1.04)	1.69	11
A Shares
Period Ended September 30, 2007*	12.83	(0.07)		2.70	2.63	—	—	—	15.46	20.50	823	1.48	(1.05)	1.48	53
Year Ended March 31, 2007	12.74	(0.14	)(a)	0.23	0.09	—	—	—	12.83	0.71	615	1.48	(1.16)	1.49	103
Year Ended March 31, 2006	9.34	(0.13	)(a)	3.53	3.40	—	—	—	12.74	36.30	227	1.51	(1.16)	1.55	107
Period Ended March 31, 2005	9.59	(0.11	)(a)	(0.14)	(0.25)	—	—	—	9.34	(2.61)	86	1.59	(1.40)	6.91	64
Period Ended May 31, 2004	10.00	(0.04	)(a)	(0.37)	(0.41)	—	—	—	9.59	(4.10)	39	1.65	(1.46)	13.36 (c)	11
C Shares
Period Ended September 30, 2007*	12.59	(0.13)		2.66	2.53	—	—	—	15.12	20.10	105	2.18	(1.75)	2.18	53
Year Ended March 31, 2007	12.59	(0.22	)(a)	0.22	—	—	—	—	12.59	0.00	99	2.17	(1.84)	2.18	103
Year Ended March 31, 2006	9.29	(0.20	)(a)	3.50	3.30	—	—	—	12.59	35.52	107	2.17	(1.82)	2.21	107
Period Ended March 31, 2005	9.58	(0.15	)(a)	(0.14)	(0.29)	—	—	—	9.29	(3.03)	34	2.11	(1.92)	13.65	64
Period Ended May 31, 2004	10.14	(0.05	)(a)	(0.51)	(0.56)	—	—	—	9.58	(5.52)	34	2.11	(1.95)	18.36 (c)	11

See Notes to Financial Highlights and Notes to Financial Statements.

71

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
International Equity Fund
I Shares
Period Ended September 30, 2007*	$16.83	$0.24		$1.44	$1.68	$—	$—	$—	$18.51	9.98%	$1,269,042	1.21%	2.74%	1.21%	50%
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)	— (b)	(0.27)	16.83	18.21	1,165,510	1.22	1.31	1.22	81
Year Ended March 31, 2006	11.77	0.16		2.72	2.88	(0.16)	—	(0.16)	14.49	24.47 (d)	926,845	1.31	1.40	1.32	59
Period Ended March 31, 2005	10.15	0.06		1.67	1.73	(0.11)	—	(0.11)	11.77	17.09	480,731	1.38	0.85	1.38	39
Year Ended May 31, 2004	8.00	0.10	(a)	2.19	2.29	(0.14)	—	(0.14)	10.15	28.64	332,180	1.41	1.08	1.41	58
Year Ended May 31, 2003	9.31	0.07		(1.32)	(1.25)	(0.06)	—	(0.06)	8.00	(13.40)	191,041	1.46	0.83	1.46	89
Year Ended May 31, 2002	10.19	0.19		(1.07)	(0.88)	—	—	—	9.31	(8.64)	252,991	1.48	0.48	1.48	102
A Shares
Period Ended September 30, 2007*	16.67	0.20		1.44	1.64	—	—	—	18.31	9.84	16,254	1.51	2.44	1.51	50
Year Ended March 31, 2007	14.34	0.16		2.40	2.56	(0.23)	— (b)	(0.23)	16.67	18.00	14,277	1.52	1.05	1.52	81
Year Ended March 31, 2006	11.64	0.11		2.70	2.81	(0.11)	—	(0.11)	14.34	24.15 (d)	11,805	1.62	1.14	1.63	59
Period Ended March 31, 2005	10.03	0.01		1.67	1.68	(0.07)	—	(0.07)	11.64	16.78	8,480	1.72	0.47	1.75	39
Year Ended May 31, 2004	7.92	0.04	(a)	2.17	2.21	(0.10)	—	(0.10)	10.03	29.97	7,056	1.83	0.46	2.06	58
Year Ended May 31, 2003	9.21	0.04		(1.30)	(1.26)	(0.03)	—	(0.03)	7.92	(13.70)	6,408	1.83	0.59	2.22	89
Year Ended May 31, 2002	10.11	0.14		(1.04)	(0.90)	—	—	—	9.21	(8.90)	5,272	1.83	(0.21)	2.08	102
C Shares
Period Ended September 30, 2007*	15.76	0.15		1.34	1.49	—	—	—	17.25	9.45	8,501	2.21	1.74	2.21	50
Year Ended March 31, 2007	13.58	0.05		2.25	2.30	(0.12)	— (b)	(0.12)	15.76	16.97	8,429	2.22	0.35	2.22	81
Year Ended March 31, 2006	11.01	—		2.57	2.57	—	—	—	13.58	23.34 (d)	8,584	2.31	0.51	2.32	59
Period Ended March 31, 2005	9.49	(0.02	)(a)	1.54	1.52	— (b)	—	— (b)	11.01	16.03	8,248	2.40	(0.21)	2.45	39
Year Ended May 31, 2004	7.50	(0.01	)(a)	2.06	2.05	(0.06)	—	(0.06)	9.49	27.32	7,606	2.53	(0.15)	2.86	58
Year Ended May 31, 2003	8.75	(0.01)		(1.24)	(1.25)	—	—	—	7.50	(14.29)	5,678	2.53	(0.17)	3.03	89
Year Ended May 31, 2002	9.68	0.04		(0.97)	(0.93)	—	—	—	8.75	(9.61)	6,567	2.53	(0.73)	2.93	102
International Equity Index Fund
I Shares
Period Ended September 30, 2007*	18.64	0.32		1.30	1.62	—	—	—	20.26	8.69	1,117,177	0.59	3.35	0.59	7
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)	—	(0.36)	18.64	20.27	994,685	0.61	1.99	0.61	8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)	—	(0.21)	15.81	25.06 (d)	774,008	0.76	1.84	0.78	7
Period Ended March 31, 2005	11.11	0.08	(a)	1.88	1.96	(0.24)	—	(0.24)	12.83	17.68	517,993	0.97	0.81	1.06	21
Year Ended May 31, 2004	8.39	0.14	(a)	2.71	2.85	(0.13)	—	(0.13)	11.11	34.07	351,163	0.98	1.38	1.07	10
Year Ended May 31, 2003	9.76	0.10	(a)	(1.43)	(1.33)	(0.04)	—	(0.04)	8.39	(13.63)	248,770	1.03	1.26	1.12	25
Year Ended May 31, 2002	11.18	0.04		(1.43)	(1.39)	(0.03)	—	(0.03)	9.76	(12.43)	287,944	1.04	0.63	1.12	35
A Shares
Period Ended September 30, 2007*	18.49	0.29		1.29	1.58	—	—	—	20.07	8.55	6,508	0.89	3.06	0.89	7
Year Ended March 31, 2007	15.66	0.28		2.84	3.12	(0.29)	—	(0.29)	18.49	20.03	5,921	0.91	1.69	0.91	8
Year Ended March 31, 2006	12.69	0.25		2.87	3.12	(0.15)	—	(0.15)	15.66	24.74 (d)	8,666	1.09	1.58	1.12	7
Period Ended March 31, 2005	10.93	0.04	(a)	1.84	1.88	(0.12)	—	(0.12)	12.69	17.22	7,600	1.36	0.38	1.45	21
Year Ended May 31, 2004	8.28	0.07	(a)	2.68	2.75	(0.10)	—	(0.10)	10.93	33.26	15,037	1.49	0.73	1.61	10
Year Ended May 31, 2003	9.64	0.10	(a)	(1.45)	(1.35)	(0.01)	—	(0.01)	8.28	(14.03)	9,877	1.49	1.33	1.87	25
Year Ended May 31, 2002	11.05	(0.02)		(1.38)	(1.40)	(0.01)	—	(0.01)	9.64	(12.65)	3,222	1.49	(0.12)	1.90	35

See Notes to Financial Highlights and Notes to Financial Statements.

72

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
International Equity Index Fund
C Shares
Period Ended September 30, 2007*	$17.99	$0.23		$1.24	$1.47	$—	$—	$—	$19.46	8.17%	$7,262	1.59%	2.39%	1.59%	7%
Year Ended March 31, 2007	15.29	0.21		2.71	2.92	(0.22)	—	(0.22)	17.99	19.13	7,342	1.61	0.99	1.61	8
Year Ended March 31, 2006	12.37	0.07		2.87	2.94	(0.02)	—	(0.02)	15.29	23.79 (d)	5,991	1.77	0.94	1.80	7
Period Ended March 31, 2005	10.69	(0.02	)(a)	1.80	1.78	(0.10)	—	(0.10)	12.37	16.62	5,763	1.99	(0.24)	2.12	21
Year Ended May 31, 2004	8.10	0.02	(a)	2.62	2.64	(0.05)	—	(0.05)	10.69	32.60	5,208	2.14	0.25	2.54	10
Year Ended May 31, 2003	9.48	0.01	(a)	(1.39)	(1.38)	—	—	—	8.10	(14.56)	3,093	2.14	0.18	2.82	25
Year Ended May 31, 2002	10.93	(0.12)		(1.33)	(1.45)	—	—	—	9.48	(13.27)	3,505	2.14	(0.68)	2.26	35
Large Cap Core Equity Fund
I Shares
Period Ended September 30, 2007*	17.79	0.13		1.07	1.20	(0.13)	—	(0.13)	18.86	6.72	1,597,397	0.85	1.36	0.85	33
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)	(1.27)	(1.53)	17.79	12.51	1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)	(0.70)	(0.88)	17.20	12.76	1,396,362	0.90	1.15	0.90	55
Period Ended March 31, 2005	14.72	0.17		1.74	1.91	(0.18)	(0.38)	(0.56)	16.07	12.98	1,010,717	0.96	1.23	0.96	44
Year Ended May 31, 2004	12.21	0.14	(a)	2.50	2.64	(0.13)	—	(0.13)	14.72	21.76	782,665	1.00	1.03	1.00	51
Year Ended May 31, 2003	13.80	0.13		(1.60)	(1.47)	(0.12)	—	(0.12)	12.21	(10.58)	598,862	0.99	1.05	0.99	52
Year Ended May 31, 2002	15.05	0.09		(1.26)	(1.17)	(0.08)	—	(0.08)	13.80	(7.80)	792,557	0.99	0.63	0.99	68
A Shares
Period Ended September 30, 2007*	17.97	0.10		1.08	1.18	(0.10)	—	(0.10)	19.05	6.53	47,705	1.10	1.10	1.10	33
Year Ended March 31, 2007	17.36	0.20		1.89	2.09	(0.21)	(1.27)	(1.48)	17.97	12.25	46,878	1.10	1.19	1.10	58
Year Ended March 31, 2006	16.21	0.14		1.85	1.99	(0.14)	(0.70)	(0.84)	17.36	12.50	45,851	1.15	0.90	1.15	55
Period Ended March 31, 2005	14.83	0.14		1.77	1.91	(0.15)	(0.38)	(0.53)	16.21	12.86	44,743	1.18	0.97	1.23	44
Year Ended May 31, 2004	12.31	0.12	(a)	2.51	2.63	(0.11)	—	(0.11)	14.83	21.45	45,808	1.18	0.84	1.36	51
Year Ended May 31, 2003	13.91	0.11		(1.61)	(1.50)	(0.10)	—	(0.10)	12.31	(10.74)	36,305	1.18	0.88	1.38	52
Year Ended May 31, 2002	15.17	0.06		(1.27)	(1.21)	(0.05)	—	(0.05)	13.91	(7.97)	36,789	1.18	0.44	1.36	68
C Shares
Period Ended September 30, 2007*	17.56	0.04		1.04	1.08	(0.04)	—	(0.04)	18.60	6.13	64,939	1.85	0.35	1.85	33
Year Ended March 31, 2007	17.00	0.08		1.84	1.92	(0.09)	(1.27)	(1.36)	17.56	11.40	68,436	1.85	0.42	1.85	58
Year Ended March 31, 2006	15.89	0.02		1.81	1.83	(0.02)	(0.07)	(0.72)	17.00	11.69	78,348	1.90	0.15	1.90	55
Period Ended March 31, 2005	14.54	0.03		1.74	1.77	(0.04)	(0.38)	(0.42)	15.89	12.12	88,741	1.93	0.23	1.99	44
Year Ended May 31, 2004	12.08	0.01	(a)	2.47	2.48	(0.02)	—	(0.02)	14.54	20.58	97,899	1.93	0.09	2.17	51
Year Ended May 31, 2003	13.66	—		(1.56)	(1.56)	(0.02)	—	(0.02)	12.08	(11.41)	74,261	1.93	0.11	2.20	52
Year Ended May 31, 2002	14.96	(0.02)		(1.28)	(1.30)	—	—	—	13.66	(8.69)	94,671	1.93	(0.29)	2.16	68

See Notes to Financial Highlights and Notes to Financial Statements.

73

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2007*	$12.86	$0.02		$1.68	$1.70	$(0.02)	$—	$(0.02)	$14.54	13.21%	$682,081	1.00%	0.26%	1.00%	54%
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)	(0.55)	(0.61)	12.86	5.08	1,105,504	0.98	0.48	0.98	79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)	(0.26)	(0.28)	12.83	7.33	1,296,236	1.06	0.22	1.07	74
Period Ended March 31, 2005	12.33	0.03	(a)	0.07	0.10	(0.03)	(0.18)	(0.21)	12.22	0.76	1,493,213	1.19	0.31	1.21	72
Year Ended May 31, 2004	11.02	(0.03	)(a)	1.34	1.31	—	—	—	12.33	11.89	1,248,636	1.23	(0.25)	1.24	106
Year Ended May 31, 2003	12.24	(0.03	)(a)	(1.19)	(1.22)	—	—	—	11.02	(9.97)	1,090,549	1.22	(0.32)	1.24	69
Year Ended May 31, 2002	13.89	—		(1.53)	(1.53)	—	(0.12)	(0.12)	12.24	(11.06)	1,204,445	1.22	(0.54)	1.24	75
A Shares
Period Ended September 30, 2007*	12.19	(0.01)		1.61	1.60	— (b)	—	— (b)	13.79	13.14	81,838	1.30	(0.06)	1.30	54
Year Ended March 31, 2007	12.20	0.02	(a)	0.56	0.58	(0.04)	(0.55)	(0.59)	12.19	4.69	80,848	1.28	0.18	1.28	79
Year Ended March 31, 2006	11.66	(0.03	)(a)	0.83	0.80	—	(0.26)	(0.26)	12.20	6.97	104,733	1.50	(0.22)	1.50	74
Period Ended March 31, 2005	11.82	(0.04	)(a)	0.06	0.02	—	(0.18)	(0.18)	11.66	0.15	126,895	1.86	(0.38)	1.90	72
Year Ended May 31, 2004	10.63	(0.10	)(a)	1.29	1.19	—	—	—	11.82	11.19	145,883	1.88	(0.91)	2.00	106
Year Ended May 31, 2003	11.89	(0.10	)(a)	(1.16)	(1.26)	—	—	—	10.63	(10.60)	141,488	1.88	(0.98)	2.00	69
Year Ended May 31, 2002	13.59	(0.10)		(1.48)	(1.58)	—	(0.12)	(0.12)	11.89	(11.68)	163,155	1.88	(1.20)	1.99	75
C Shares
Period Ended September 30, 2007*	11.36	(0.05)		1.49	1.44	—	—	—	12.80	12.68	36,067	2.00	(0.76)	2.00	54
Year Ended March 31, 2007	11.46	(0.06	)(a)	0.52	0.46	(0.01)	(0.55)	(0.56)	11.36	3.96	37,356	1.98	(0.52)	1.98	79
Year Ended March 31, 2006	11.04	(0.09	)(a)	0.77	0.68	—	(0.26)	(0.26)	11.46	6.27	51,883	2.07	(0.79)	2.08	74
Period Ended March 31, 2005	11.22	(0.07	)(a)	0.07	—	—	(0.18)	(0.18)	11.04	(0.02)	75,786	2.21	(0.74)	2.24	72
Year Ended May 31, 2004	10.15	(0.15	)(a)	1.22	1.07	—	—	—	11.22	10.54	100,472	2.35	(1.38)	2.43	106
Year Ended May 31, 2003	11.40	(0.14	)(a)	(1.11)	(1.25)	—	—	—	10.15	(10.96)	94,505	2.35	(1.45)	2.45	69
Year Ended May 31, 2002	13.09	(0.06)		(1.51)	(1.57)	—	(0.12)	(0.12)	11.40	(12.05)	110,923	2.35	(1.67)	2.39	75
Large Cap Quantitative Equity Fund(4)
I Shares
Period Ended September 30, 2007*	14.08	0.04		0.57	0.61	(0.05)	—	(0.05)	14.64	4.32	276,623	0.92	0.61	0.92	230
Year Ended March 31, 2007	13.75	0.07	(a)	0.69	0.76	(0.06)	(0.37)	(0.43)	14.08	5.63	309,126	0.92	0.48	0.92	450
Year Ended March 31, 2006	13.25	0.01	(a)	1.55	1.56	— (b)	(1.06)	(1.06)	13.75	12.17	284,727	0.99	0.07	1.02	432
Period Ended March 31, 2005	12.08	(0.02	)(a)	1.91	1.89	—	(0.72)	(0.72)	13.25	15.84	93,204	1.11	(0.19)	1.26	346
Period Ended May 31, 2004	10.00	(0.02	)(a)	2.35	2.33	—	(0.25)	(0.25)	12.08	23.43	66,812	1.13	(0.22)	1.33	344
A Shares
Period Ended September 30, 2007*	13.97	0.03		0.54	0.57	(0.03)	—	(0.03)	14.51	4.10	1,132	1.17	0.35	1.17	230
Year Ended March 31, 2007	13.65	0.03	(a)	0.69	0.72	(0.03)	(0.37)	(0.40)	13.97	5.38	944	1.17	0.24	1.17	450
Year Ended March 31, 2006	13.18	(0.02	)(a)	1.55	1.53	—	(1.06)	(1.06)	13.65	11.90	1,181	1.23	(0.17)	1.27	432
Period Ended March 31, 2005	12.05	(0.05	)(a)	1.90	1.85	—	(0.72)	(0.72)	13.18	15.54	407	1.39	(0.47)	2.37	346
Period Ended May 31, 2004	11.35	(0.05	)(a)	1.00	0.95	—	(0.25)	(0.25)	12.05	8.48	155	1.55	(0.67)	10.70 (c)	344

See Notes to Financial Highlights and Notes to Financial Statements.

74

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

																Ratio of
																Expenses
				Net											Ratio of	to Average
				Realized											Net	Net Assets
				and					Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized				Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain				from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on		Total From		Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments		Operations		Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Large Cap Quantitative Equity Fund(4)
C Shares
Period Ended September 30, 2007*	$13.61	$(0.03)		$0.54		$0.51		$—	$—	$—	$14.12	3.75%	$1,250	1.92%	(0.39)%	1.92%	230%
Year Ended March 31, 2007	13.37	(0.07	)(a)	0.68		0.61		—	(0.37)	(0.37)	13.61	4.60	1,255	1.92	(0.54)	1.92	450
Year Ended March 31, 2006	13.03	(0.13	)(a)	1.53		1.40		—	(1.06)	(1.06)	13.37	11.11	1,518	2.00	(0.97)	2.05	432
Period Ended March 31, 2005	12.00	(0.13	)(a)	1.88		1.75		—	(0.72)	(0.72)	13.03	14.76	1,458	2.13	(1.22)	2.39	346
Period Ended May 31, 2004	11.64	(0.11	)(a)	0.72		0.61		—	(0.25)	(0.25)	12.00	5.34	1,573	2.30	(1.42)	3.09	344
Large Cap Value Equity Fund
I Shares
Period Ended September 30, 2007*	15.13	0.14		1.08		1.22		(0.13)	—	(0.13)	16.22	8.05	1,083,646	0.82	1.75	0.82	57
Year Ended March 31, 2007	13.85	0.23		1.85		2.08		(0.23)	(0.57)	(0.80)	15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26		1.49		(0.23)	—	(0.23)	13.85	11.93	766,547	0.85	1.74	0.86	104
Period Ended March 31, 2005	11.47	0.15		1.15		1.30		(0.18)	—	(0.18)	12.59	11.42	792,677	0.86	1.52	0.86	87
Year Ended May 31, 2004	9.73	0.15	(a)	1.74		1.89		(0.15)	—	(0.15)	11.47	19.58	715,928	0.90	1.40	0.90	67
Year Ended May 31, 2003	11.05	0.15		(1.33)		(1.18)		(0.14)	—	(0.14)	9.73	(10.54)	681,899	0.89	1.68	0.89	46
Year Ended May 31, 2002	11.61	0.12		(0.56)		(0.44)		(0.12)	—	(0.12)	11.05	(3.68)	686,014	0.90	1.13	0.90	60
A Shares
Period Ended September 30, 2007*	15.08	0.11		1.08		1.19		(0.10)	—	(0.10)	16.17	7.92	62,673	1.12	1.45	1.12	57
Year Ended March 31, 2007	13.82	0.19		1.83		2.02		(0.19)	(0.57)	(0.76)	15.08	14.81	62,390	1.13	1.32	1.13	95
Year Ended March 31, 2006	12.56	0.19		1.26		1.45		(0.19)	—	(0.19)	13.82	11.61	67,845	1.16	1.43	1.17	104
Period Ended March 31, 2005	11.43	0.11		1.16		1.27		(0.14)	—	(0.14)	12.56	11.18	75,462	1.20	1.18	1.20	87
Year Ended May 31, 2004	9.70	0.11	(a)	1.73		1.84		(0.11)	—	(0.11)	11.43	19.10	73,257	1.28	1.01	1.31	67
Year Ended May 31, 2003	11.01	0.12		(1.32)		(1.20)		(0.11)	—	(0.11)	9.70	(10.85)	65,294	1.28	1.29	1.32	46
Year Ended May 31, 2002	11.58	0.08		(0.56)		(0.48)		(0.09)	—	(0.09)	11.01	(4.14)	75,697	1.28	0.74	1.31	60
C Shares
Period Ended September 30, 2007*	14.92	0.06		1.07		1.13		(0.05)	—	(0.05)	16.00	7.58	38,959	1.82	0.75	1.82	57
Year Ended March 31, 2007	13.68	0.09		1.81		1.90		(0.09)	(0.57)	(0.66)	14.92	14.04	40,223	1.83	0.62	1.83	95
Year Ended March 31, 2006	12.43	0.09		1.25		1.34		(0.09)	—	(0.09)	13.68	10.86	44,257	1.85	0.74	1.86	104
Period Ended March 31, 2005	11.31	0.03		1.15		1.18		(0.06)	—	(0.06)	12.43	10.46	53,147	1.88	0.49	1.89	87
Year Ended May 31, 2004	9.60	0.03	(a)	1.72		1.75		(0.04)	—	(0.04)	11.31	18.27	57,403	2.02	0.27	2.07	67
Year Ended May 31, 2003	10.90	0.05		(1.31)		(1.26)		(0.04)	—	(0.04)	9.60	(11.56)	49,007	2.02	0.55	2.10	46
Year Ended May 31, 2002	11.46	—		(0.55)		(0.55)		(0.01)	—	(0.01)	10.90	(4.82)	59,392	2.02	0.00	2.05	60
Mid-Cap Core Equity Fund
I Shares
Period Ended September 30, 2007*	13.89	0.04		0.59		0.63		(0.03)	—	(0.03)	14.49	4.51	310,817	1.06	0.44	1.06	31
Year Ended March 31, 2007	13.67	0.06		1.21		1.27		(0.06)	(0.99)	(1.05)	13.89	9.59	333,976	1.07	0.43	1.07	189
Year Ended March 31, 2006	12.03	0.07		2.26		2.33		(0.07)	(0.62)	(0.69)	13.67	19.68	410,459	1.12	0.63	1.13	138
Period Ended March 31, 2005	10.32	0.07		1.70		1.77		(0.06)	—	(0.06)	12.03	17.17	214,660	1.20	0.64	1.22	68
Year Ended May 31, 2004	8.74	0.06	(a)	1.57		1.63		(0.05)	—	(0.05)	10.32	18.70	177,128	1.23	0.64	1.26	126
Year Ended May 31, 2003	9.79	(0.03	)(a)	(1.02	)(e)	(1.05	)(e)	—	—	—	8.74	(10.73)	118,092	1.22	(0.31)	1.25	144
Year Ended May 31, 2002	10.95	0.01		(1.17)		(1.16)		—	—	—	9.79	(10.59)	171,813	1.22	(0.18)	1.24	87

See Notes to Financial Highlights and Notes to Financial Statements.

75

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Mid-Cap Core Equity Fund
A Shares
Period Ended September 30, 2007*	$13.28	$0.01		$0.56	$0.57	$(0.01)	$—	$(0.01)	$13.84	4.31%	$11,119	1.36%	0.14%	1.36%	31%
Year Ended March 31, 2007	13.12	0.02		1.16	1.18	(0.03)	(0.99)	(1.02)	13.28	9.28	11,773	1.37	0.12	1.37	189
Year Ended March 31, 2006	11.57	0.03		2.17	2.20	(0.03)	(0.62)	(0.65)	13.12	19.32	16,009	1.47	0.25	1.48	138
Period Ended March 31, 2005	9.92	0.02		1.64	1.66	(0.01)	—	(0.01)	11.57	16.79	14,556	1.63	0.21	1.68	68
Year Ended May 31, 2004	8.42	0.02	(a)	1.51	1.53	(0.03)	—	(0.03)	9.92	18.16	17,125	1.68	0.20	1.87	126
Year Ended May 31, 2003	9.47	(0.05	)(a)	(1.00)	(1.05)	—	—	—	8.42	(11.09)	12,137	1.68	(0.68)	1.92	144
Year Ended May 31, 2002	10.64	(0.03)		(1.14)	(1.17)	—	—	—	9.47	(11.00)	10,766	1.68	(0.63)	1.89	87
C Shares
Period Ended September 30, 2007*	12.16	(0.04)		0.53	0.49	—	—	—	12.65	4.03	9,960	2.06	(0.56)	2.06	31
Year Ended March 31, 2007	12.15	(0.01)		1.01	1.00	—	(0.99)	(0.99)	12.16	8.51	10,854	2.07	(0.58)	2.07	189
Year Ended March 31, 2006	10.81	—		1.96	1.96	—	(0.62)	(0.62)	12.15	18.44	13,499	2.13	(0.42)	2.14	138
Period Ended March 31, 2005	9.30	0.01		1.50	1.51	—	—	—	10.81	16.24	14,557	2.21	(0.37)	2.28	68
Year Ended May 31, 2004	7.92	(0.04	)(a)	1.43	1.39	(0.01)	—	(0.01)	9.30	17.51	15,998	2.28	(0.41)	2.54	126
Year Ended May 31, 2003	8.97	(0.10	)(a)	(0.95)	(1.05)	—	—	—	7.92	(11.71)	12,013	2.28	(1.33)	2.60	144
Year Ended May 31, 2002	10.14	0.02		(1.19)	(1.17)	—	—	—	8.97	(11.54)	13,937	2.28	(1.23)	2.50	87
Mid-Cap Value Equity Fund(4)
I Shares
Period Ended September 30, 2007*	13.02	0.13		0.67	0.80	(0.12)	—	(0.12)	13.70	6.15	309,876	1.06	1.95	1.06	108
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)	(2.17)	(2.30)	13.02	17.47	278,949	1.06	1.08	1.06	196
Year Ended March 31, 2006	12.27	0.13		2.15	2.28	(0.13)	(1.28)	(1.41)	13.14	19.49	243,534	1.13	1.03	1.16	169
Period Ended March 31, 2005	10.95	0.11		1.33	1.44	(0.12)	—	(0.12)	12.27	13.25	209,088	1.22	1.19	1.32	117
Year Ended May 31, 2004	8.62	0.05	(a)	2.33	2.38	(0.05)	—	(0.05)	10.95	27.71	147,185	1.26	0.53	1.36	95
Year Ended May 31, 2003	10.95	0.05		(2.16)	(2.11)	(0.04)	(0.18)	(0.22)	8.62	(19.05)	99,854	1.25	0.63	1.35	71
Period Ended May 31, 2002	10.00	0.02		0.94	0.96	(0.01)	—	(0.01)	10.95	9.65	174,859	1.27	0.29	1.37	30
A Shares
Period Ended September 30, 2007*	12.97	0.10		0.68	0.78	(0.10)	—	(0.10)	13.65	6.04	4,242	1.36	1.69	1.36	108
Year Ended March 31, 2007	13.10	0.11		2.03	2.14	(0.10)	(2.17)	(2.27)	12.97	17.11	3,362	1.36	0.78	1.36	196
Year Ended March 31, 2006	12.24	0.09		2.14	2.23	(0.09)	(1.28)	(1.37)	13.10	19.09	2,435	1.46	0.72	1.49	169
Period Ended March 31, 2005	10.94	0.08		1.31	1.39	(0.09)	—	(0.09)	12.24	12.73	1,724	1.62	0.74	1.93	117
Period Ended May 31, 2004	9.39	0.02	(a)	1.55	1.57	(0.02)	—	(0.02)	10.94	16.73	610	1.60	0.24	4.23	95
C Shares
Period Ended September 30, 2007*	12.91	0.07		0.66	0.73	(0.06)	—	(0.06)	13.58	5.62	5,653	2.06	0.92	2.06	108
Year Ended March 31, 2007	13.06	0.02		2.01	2.03	(0.01)	(2.17)	(2.18)	12.91	16.27	6,269	2.06	0.07	2.06	196
Year Ended March 31, 2006	12.21	0.02		2.13	2.15	(0.02)	(1.28)	(1.30)	13.06	18.47	6,366	2.03	0.13	2.17	169
Period Ended March 31, 2005	10.90	0.04		1.32	1.36	(0.05)	—	(0.05)	12.21	12.47	6,888	1.91	0.54	2.39	117
Year Ended May 31, 2004	8.58	(0.01	)(a)	2.33	2.32	— (b)	—	— (b)	10.90	27.06	7,880	1.90	(0.11)	2.74	95
Year Ended May 31, 2003	10.92	0.01		(2.16)	(2.15)	(0.01)	(0.18)	(0.19)	8.58	(19.58)	5,744	1.90	0.03	2.85	71
Period Ended May 31, 2002	10.00	(0.01)		0.93	0.92	—	—	—	10.92	9.24	5,465	1.89	(0.31)	2.72	30

See Notes to Financial Highlights and Notes to Financial Statements.

76

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Select Large Cap Growth Stock Fund(4)
I Shares
Period Ended September 30, 2007*	$26.92	$0.03		$4.10	$4.13	$— (b)	$—	$— (b)	$31.05	15.39%	$95,793	0.95%	0.20%	0.95%	32%
Year Ended March 31, 2007	25.83	0.15	(a)	0.99	1.14	(0.05)	—	(0.05)	26.92	4.42	98,027	0.97	0.59	0.98	160
Year Ended March 31, 2006	24.14	—		1.82	1.82	(0.13)	—	(0.13)	25.83	7.54	74,481	1.07	0.21	1.08	82
Period Ended March 31, 2005	23.31	0.10	(a)	0.77	0.87	(0.04)	—	(0.04)	24.14	3.74	98,982	1.22	0.52	1.25	51
Year Ended May 31, 2004	20.78	(0.06	)(a)	2.59	2.53	—	—	—	23.31	12.18	144,732	1.25	(0.28)	1.25	49
Year Ended May 31, 2003	23.25	—	(a)	(2.47)	(2.47)	—	—	—	20.78	(10.62)	198,429	1.24	(0.01)	1.24	58
Year Ended May 31, 2002	26.74	(0.02)		(3.47)	(3.49)	—	—	—	23.25	(13.05)	244,707	1.24	(0.10)	1.24	69
A Shares
Period Ended September 30, 2007*	26.73	(0.02)		4.08	4.06	—	—	—	30.79	15.19	408	1.25	(0.10)	1.25	32
Year Ended March 31, 2007	25.67	0.07	(a)	0.99	1.06	—	—	—	26.73	4.13	371	1.28	0.26	1.29	160
Year Ended March 31, 2006	24.02	(0.05)		1.78	1.73	(0.08)	—	(0.08)	25.67	7.21	468	1.39	(0.11)	1.41	82
Period Ended March 31, 2005	23.26	0.03	(a)	0.77	0.80	(0.04)	—	(0.04)	24.02	3.42	667	1.62	0.13	2.00	51
Period Ended May 31, 2004	22.32	(0.10	)(a)	1.04	0.94	—	—	—	23.26	4.21	365	1.65	(0.71)	4.48 (c)	49
C Shares
Period Ended September 30, 2007*	24.93	(0.12)		3.81	3.69	—	—	—	28.62	14.80	32,637	1.95	(0.81)	1.95	32
Year Ended March 31, 2007	24.11	(0.11	)(a)	0.93	0.82	—	—	—	24.93	3.40	32,895	1.98	(0.44)	1.99	160
Year Ended March 31, 2006	22.67	(0.11)		1.57	1.46	(0.02)	—	(0.02)	24.11	6.46	48,412	2.07	(0.80)	2.08	82
Period Ended March 31, 2005	22.04	(0.09	)(a)	0.72	0.63	—	—	—	22.67	2.86	67,950	2.23	(0.47)	2.28	51
Year Ended May 31, 2004	19.85	(0.29	)(a)	2.48	2.19	—	—	—	22.04	11.03	92,966	2.31	(1.34)	2.41	49
Year Ended May 31, 2003	22.45	(0.20	)(a)	(2.40)	(2.60)	—	—	—	19.85	(11.58)	110,085	2.31	(1.07)	2.40	58
Year Ended May 31, 2002	26.10	(0.41)		(3.24)	(3.65)	—	—	—	22.45	(13.98)	167,973	2.31	(1.16)	2.36	69
Small Cap Growth Stock Fund
I Shares
Period Ended September 30, 2007*	20.61	(0.07)		2.42	2.35	—	—	—	22.96	11.40	664,622	1.18	(0.59)	1.19	65
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—	(1.19)	(1.19)	20.61	(7.80)	845,570	1.16	(0.51)	1.16	139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—	(1.66)	(1.66)	23.65	27.55	1,641,681	1.17	(0.66)	1.18	98
Period Ended March 31, 2005	20.25	(0.08	)(a)	2.27	2.19	—	(2.45)	(2.45)	19.99	10.60	940,775	1.22	(0.46)	1.22	70
Year Ended May 31, 2004	15.19	(0.16	)(a)	5.22	5.06	—	—	—	20.25	33.31	789,650	1.25	(0.83)	1.25	107
Year Ended May 31, 2003	17.28	(0.12	)(a)	(1.72)	(1.84)	—	(0.25)	(0.25)	15.19	(10.50)	567,714	1.24	(0.87)	1.24	96
Year Ended May 31, 2002	18.37	—		(1.02)	(1.02)	—	(0.07)	(0.07)	17.28	(5.55)	593,211	1.25	(1.01)	1.25	100
A Shares
Period Ended September 30, 2007*	19.96	(0.10)		2.34	2.24	—	—	—	22.20	11.22	23,174	1.48	(0.89)	1.49	65
Year Ended March 31, 2007	23.02	(0.17	)(a)	(1.70)	(1.87)	—	(1.19)	(1.19)	19.96	(8.06)	24,320	1.46	(0.81)	1.46	139
Year Ended March 31, 2006	19.56	(0.21	)(a)	5.33	5.12	—	(1.66)	(1.66)	23.02	27.13 (f)	59,896	1.51	(1.00)	1.54	98
Period Ended March 31, 2005	19.92	(0.14	)(a)	2.23	2.09	—	(2.45)	(2.45)	19.56	10.26	38,954	1.61	(0.84)	1.73	70
Year Ended May 31, 2004	15.00	(0.22	)(a)	5.14	4.92	—	—	—	19.92	32.80	40,590	1.61	(1.20)	1.88	107
Year Ended May 31, 2003	17.12	(0.17	)(a)	(1.70)	(1.87)	—	(0.25)	(0.25)	15.00	(10.77)	21,887	1.61	(1.23)	1.93	96
Year Ended May 31, 2002	18.26	(0.17)		(0.90)	(1.07)	—	(0.07)	(0.07)	17.12	(5.86)	24,978	1.61	(1.37)	1.88	100

See Notes to Financial Highlights and Notes to Financial Statements.

77

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

																Ratio of
																Expenses
				Net											Ratio of	to Average
				Realized											Net	Net Assets
				and				Distributions			Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net		Realized	Dividends		Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment		Capital	and		End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Small Cap Growth Stock Fund
C Shares
Period Ended September 30, 2007*	$18.46	$(0.16)		$2.16	$2.00	$—		$—	$—		$20.46	10.83%	$20,437	2.18%	(1.59)%	2.19%	65%
Year Ended March 31, 2007	21.53	(0.29	)(a)	(1.59)	(1.88)	—		(1.19)	(1.19)		18.46	(8.68)	21,545	2.16	(1.51)	2.16	139
Year Ended March 31, 2006	18.51	(0.33	)(a)	5.01	4.68	—		(1.66)	(1.66)		21.53	26.27 (f)	36,242	2.18	(1.67)	2.18	98
Period Ended March 31, 2005	19.06	(0.23	)(a)	2.13	1.90	—		(2.45)	(2.45)		18.51	9.71	35,322	2.22	(1.46)	2.24	70
Year Ended May 31, 2004	14.45	(0.34	)(a)	4.95	4.61	—		—	—		19.06	31.90	40,354	2.31	(1.90)	2.40	107
Year Ended May 31, 2003	16.62	(0.26	)(a)	(1.66)	(1.92)	—		(0.25)	(0.25)		14.45	(11.40)	25,601	2.31	(1.93)	2.46	96
Year Ended May 31, 2002	17.85	(0.02)		(1.14)	(1.16)	—		(0.07)	(0.07)		16.62	(6.50)	29,457	2.31	(2.07)	2.41	100
Small Cap Value Equity Fund(4)
I Shares
Period Ended September 30, 2007*	17.35	0.10		0.78	0.88	(0.09)		—	(0.09)		18.14	5.05	640,631	1.19	1.06	1.19	26
Year Ended March 31, 2007	20.93	0.10		1.25	1.35	(0.11)		(4.82)	(4.93)		17.35	7.41	674,619	1.18	0.55	1.18	62
Year Ended March 31, 2006	19.86	0.10		5.39	5.49	(0.10)		(4.32)	(4.42)		20.93	30.70	762,709	1.20	0.48	1.20	58
Period Ended March 31, 2005	18.26	0.04	(a)	3.15	3.19	(0.06)		(1.53)	(1.59)		19.86	17.57	726,904	1.21	0.22	1.21	17
Year Ended May 31, 2004	13.73	0.06	(a)	4.53	4.59	(0.06)		—	(0.06)		18.26	33.56	682,567	1.25	0.38	1.25	44
Year Ended May 31, 2003	14.54	0.08		(0.82)	(0.74)	(0.07)		—	(0.07)		13.73	(5.09)	518,468	1.24	0.64	1.24	29
Year Ended May 31, 2002	12.21	0.08		2.35	2.43	(0.10)		—	(0.10)		14.54	20.06	614,199	1.25	0.67	1.25	29
A Shares
Period Ended September 30, 2007*	17.20	0.08		0.77	0.85	(0.07)		—	(0.07)		17.98	4.91	7,006	1.44	0.79	1.44	26
Year Ended March 31, 2007	20.79	0.05		1.24	1.29	(0.06)		(4.82)	(4.88)		17.20	7.17	7,629	1.44	0.28	1.44	62
Year Ended March 31, 2006	19.75	0.06		5.36	5.42	(0.06)		(4.32)	(4.38)		20.79	30.44	5,317	1.45	0.22	1.48	58
Period Ended March 31, 2005	18.18	(0.01	)(a)	3.13	3.12	(0.02)		(1.53)	(1.55)		19.75	17.26	4,616	1.47	(0.05)	1.61	17
Period Ended May 31, 2004	15.75	0.03	(a)	2.41	2.44	(0.01)		—	(0.01)		18.18	15.51	4,088	1.55	0.30	2.15	44
C Shares
Period Ended September 30, 2007*	16.76	0.08		0.75	0.83	(0.07)		—	(0.07)		17.52	4.98	32,264	1.44	0.80	1.44	26
Year Ended March 31, 2007	20.39	0.05		1.20	1.25	(0.06)		(4.82)	(4.88)		16.76	7.10	35,289	1.43	0.30	1.43	62
Year Ended March 31, 2006	19.45	0.06		5.26	5.32	(0.06)		(4.32)	(4.38)		20.39	30.41	45,388	1.45	0.23	1.70	58
Period Ended March 31, 2005	17.91	(0.01	)(a)	3.09	3.08	(0.01)		(1.53)	(1.54)		19.45	17.27	43,664	1.50	(0.07)	2.25	17
Year Ended May 31, 2004	13.55	(0.10	)(a)	4.46	4.36	—	(b)	—	—	(b)	17.91	32.20	46,192	2.26	(0.64)	2.45	44
Year Ended May 31, 2003	14.43	(0.04)		(0.84)	(0.88)	—		—	—		13.55	(6.10)	34,064	2.31	(0.40)	2.50	29
Year Ended May 31, 2002	12.15	—		2.29	2.29	(0.01)		—	(0.01)		14.43	18.92	32,708	2.31	(0.38)	2.52	29
Life Vision Aggressive Growth Fund(4)(g)
I Shares
Period Ended September 30, 2007*	13.00	0.04		1.06	1.10	(0.04)		—	(0.04)		14.06	8.44	38,034	0.18	0.53	0.18	19
Year Ended March 31, 2007	12.32	0.12	(a)	1.05	1.17	(0.25)		(0.24)	(0.49)		13.00	9.60	53,098	0.18	0.94	0.18	52
Year Ended March 31, 2006(h)	11.07	0.07	(a)	1.45	1.52	(0.14)		(0.13)	(0.27)		12.32	13.90	52,765	0.21	0.66	0.26	31
Period Ended March 31, 2005(h)	10.25	0.09		0.85	0.94	(0.12)		—	(0.12)		11.07	9.15	43,283	0.21	0.98	0.34	29
Year Ended May 31, 2004	8.55	0.04	(a)	1.70	1.74	(0.04	)(i)	—	(0.04	)(i)	10.25	20.34	38,468	0.25	0.39	0.39	44
Year Ended May 31, 2003	9.57	0.03		(1.02)	(0.99)	(0.03)		—	(0.03)		8.55	(10.36)	28,681	0.25	0.33	0.40	50
Year Ended May 31, 2002	10.31	0.02		(0.74)	(0.72)	(0.02)		—	(0.02)		9.57	(6.96)	34,398	0.25	0.17	0.41	101

See Notes to Financial Highlights and Notes to Financial Statements.

78

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Life Vision Aggressive Growth Fund(4)(g)
A Shares
Period Ended September 30, 2007*	$12.97	$0.02		$1.05	$1.07	$(0.02)	$—	$(0.02)	$14.02	8.23%	$3,661	0.48%	0.29%	0.48%	19%
Year Ended March 31, 2007	12.29	0.08	(a)	1.05	1.13	(0.21)	(0.24)	(0.45)	12.97	9.31	3,040	0.48	0.63	0.48	52
Year Ended March 31, 2006(h)	11.05	0.04	(a)	1.44	1.48	(0.11)	(0.13)	(0.24)	12.29	13.50	2,619	0.52	0.42	0.62	31
Period Ended March 31, 2005(h)	10.23	0.06		0.85	0.91	(0.09)	—	(0.09)	11.05	8.90	2,080	0.55	0.86	1.01	29
Period Ended May 31, 2004	9.46	(0.01	)(a)	0.81	0.80	(0.03)	—	(0.03)	10.23	8.43	867	0.51	(0.24)	5.15	44
B Shares
Period Ended September 30, 2007*	12.84	(0.01)		1.04	1.03	—	—	—	13.87	8.02	5,466	0.93	(0.20)	0.93	19
Year Ended March 31, 2007	12.19	0.03	(a)	1.02	1.05	(0.16)	(0.24)	(0.40)	12.84	8.71	5,575	0.93	0.18	0.93	52
Year Ended March 31, 2006(h)	10.98	(0.02	)(a)	1.45	1.43	(0.09)	(0.13)	(0.22)	12.19	13.10	5,756	0.99	(0.14)	1.10	31
Period Ended March 31, 2005(h)	10.18	0.03		0.83	0.86	(0.06)	—	(0.06)	10.98	8.44	5,452	1.03	0.19	1.40	29
Year Ended May 31, 2004	8.53	(0.04	)(a)	1.70	1.66	(0.01)	—	(0.01)	10.18	19.49	4,367	1.00	(0.36)	1.95	44
Period Ended May 31, 2003	7.23	(0.01)		1.31	1.30	—	—	—	8.53	18.03	1,052	0.89	(0.86)	1.36	50
C Shares
Period Ended September 30, 2007*	12.98	(0.03)		1.05	1.02	—	—	—	14.00	7.86	1,709	1.18	(0.43)	1.18	19
Year Ended March 31, 2007	12.33	—	(a)	1.04	1.04	(0.15)	(0.24)	(0.39)	12.98	8.54	1,573	1.18	(0.03)	1.18	52
Period Ended March 31, 2006(h)	11.07	0.01	(a)	1.46	1.47	(0.08)	(0.13)	(0.21)	12.33	13.40	1,146	1.17	0.03	1.22	31
Life Vision Conservative Fund(4)(g)
I Shares
Period Ended September 30, 2007*	11.37	0.21		0.25	0.46	(0.22)	—	(0.22)	11.61	4.03	4,769	0.20	3.86	0.34	22
Year Ended March 31, 2007	11.21	0.45	(a)	0.30	0.75	(0.48)	(0.11)	(0.59)	11.37	6.91	3,362	0.20	4.00	0.32	43
Year Ended March 31, 2006(h)	11.09	0.34		0.20	0.54	(0.36)	(0.06)	(0.42)	11.21	4.96	3,066	0.20	3.33	0.56	29
Period Ended March 31, 2005(h)	10.87	0.27		0.29	0.56	(0.30)	(0.04)	(0.34)	11.09	5.18	414	0.17	3.18	1.52	121
Period Ended May 31, 2004	10.71	0.15	(a)	0.14	0.29	(0.13)	—	(0.13)	10.87	2.68	30	0.25	2.41	85.33 (c)	138
A Shares
Period Ended September 30, 2007*	11.38	0.22		0.22	0.44	(0.20)	—	(0.20)	11.62	3.88	581	0.50	3.54	0.64	22
Year Ended March 31, 2007	11.21	0.41	(a)	0.32	0.73	(0.45)	(0.11)	(0.56)	11.38	6.64	811	0.50	3.61	0.62	43
Year Ended March 31, 2006(h)	11.09	0.30		0.20	0.50	(0.32)	(0.06)	(0.38)	11.21	4.63	1,324	0.53	2.85	0.83	29
Period Ended March 31, 2005(h)	10.86	0.23		0.30	0.53	(0.26)	(0.04)	(0.30)	11.09	4.88	606	0.56	2.50	1.51	121
Period Ended May 31, 2004	10.68	0.12	(a)	0.18	0.30	(0.12)	—	(0.12)	10.86	2.82	474	0.57	2.06	4.00	138
B Shares
Period Ended September 30, 2007*	11.38	0.18		0.22	0.40	(0.17)	—	(0.17)	11.61	3.57	4,779	0.95	3.09	1.09	22
Year Ended March 31, 2007	11.22	0.36	(a)	0.31	0.67	(0.40)	(0.11)	(0.51)	11.38	6.12	4,653	0.95	3.23	1.07	43
Year Ended March 31, 2006(h)	11.09	0.25		0.21	0.46	(0.27)	(0.06)	(0.33)	11.22	4.23	5,189	0.97	2.34	1.19	29
Period Ended March 31, 2005(h)	10.86	0.19		0.30	0.49	(0.22)	(0.04)	(0.26)	11.09	4.50	5,635	0.96	2.11	1.67	121
Year Ended May 31, 2004	10.43	0.17	(a)	0.39	0.56	(0.13)	—	(0.13)	10.86	5.38	5,012	0.95	1.54	1.81	138
Period Ended May 31, 2003	10.00	0.01		0.42	0.43	—	—	—	10.43	4.30	800	0.92	0.85	1.39	160
C Shares
Period Ended September 30, 2007*	11.37	0.16		0.23	0.39	(0.16)	—	(0.16)	11.60	3.46	844	1.20	2.85	1.34	22
Year Ended March 31, 2007	11.20	0.34	(a)	0.31	0.65	(0.37)	(0.11)	(0.48)	11.37	5.91	792	1.20	2.99	1.32	43
Period Ended March 31, 2006(h)	11.08	0.26		0.20	0.46	(0.28)	(0.06)	(0.34)	11.20	4.22	835	1.03	2.39	1.59	29

See Notes to Financial Highlights and Notes to Financial Statements.

79

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Life Vision Growth and Income Fund(4)(g)
I Shares
Period Ended September 30, 2007*	$12.89	$0.12		$0.76	$0.88	$(0.11)	$—	$(0.11)	$13.66	6.87%	$90,175	0.17%	1.59%	0.17%	20%
Year Ended March 31, 2007	12.43	0.25	(a)	0.82	1.07	(0.35)	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17	45
Year Ended March 31, 2006(h)	11.41	0.17	(a)	1.08	1.25	(0.23)	—	(0.23)	12.43	11.05	97,964	0.19	1.46	0.24	34
Period Ended March 31, 2005(h)	10.76	0.14		0.69	0.83	(0.18)	—	(0.18)	11.41	7.77	87,520	0.22	1.60	0.33	59
Year Ended May 31, 2004	9.33	0.14	(a)	1.43	1.57	(0.14)	—	(0.14)	10.76	16.92	75,083	0.25	1.38	0.36	97
Year Ended May 31, 2003	9.98	0.13		(0.65)	(0.52)	(0.13)	—	(0.13)	9.33	(5.16)	59,449	0.25	1.46	0.37	139
Year Ended May 31, 2002	10.42	0.12		(0.43)	(0.31)	(0.13)	—	(0.13)	9.98	(2.97)	77,395	0.25	1.25	0.39	166
A Shares
Period Ended September 30, 2007*	12.87	0.09		0.78	0.87	(0.09)	—	(0.09)	13.65	6.80	6,095	0.47	1.31	0.47	20
Year Ended March 31, 2007	12.41	0.21	(a)	0.82	1.03	(0.31)	(0.26)	(0.57)	12.87	8.44	6,778	0.47	1.71	0.47	45
Year Ended March 31, 2006(h)	11.39	0.15	(a)	1.06	1.21	(0.19)	—	(0.19)	12.41	10.73	5,737	0.51	1.24	0.58	34
Period Ended March 31, 2005(h)	10.75	0.11		0.68	0.79	(0.15)	—	(0.15)	11.39	7.37	3,575	0.57	1.33	0.91	59
Period Ended May 31, 2004	10.18	0.06	(a)	0.58	0.64	(0.07)	—	(0.07)	10.75	6.32	1,426	0.56	1.04	1.95	97
B Shares
Period Ended September 30, 2007*	12.87	0.07		0.77	0.84	(0.07)	—	(0.07)	13.64	6.50	17,003	0.92	0.87	0.92	20
Year Ended March 31, 2007	12.41	0.16	(a)	0.82	0.98	(0.26)	(0.26)	(0.52)	12.87	7.95	16,966	0.92	1.24	0.92	45
Year Ended March 31, 2006(h)	11.39	0.08	(a)	1.08	1.16	(0.14)	—	(0.14)	12.41	10.21	17,829	0.96	0.71	1.07	34
Period Ended March 31, 2005(h)	10.74	0.06		0.69	0.75	(0.10)	—	(0.10)	11.39	7.00	16,641	1.01	0.83	1.34	59
Year Ended May 31, 2004	9.34	0.07	(a)	1.42	1.49	(0.09)	—	(0.09)	10.74	15.99	13,060	1.00	0.63	1.61	97
Period Ended May 31, 2003	8.10	0.02		1.24	1.26	(0.02)	—	(0.02)	9.34	15.57	2,017	0.90	0.39	1.34	139
C Shares
Period Ended September 30, 2007*	12.83	0.04		0.77	0.81	(0.05)	—	(0.05)	13.59	6.34	6,273	1.17	0.64	1.17	20
Year Ended March 31, 2007	12.39	0.13	(a)	0.80	0.93	(0.23)	(0.26)	(0.49)	12.83	7.62	5,535	1.17	1.05	1.17	45
Period Ended March 31, 2006(h)	11.41	0.11	(a)	1.02	1.13	(0.15)	—	(0.15)	12.39	9.94	2,820	1.15	0.89	1.20	34
Life Vision Moderate Growth Fund(4)(g)
I Shares
Period Ended September 30, 2007*	10.88	0.15		0.48	0.63	(0.15)	—	(0.15)	11.36	5.78	176,932	0.17	2.53	0.17	17
Year Ended March 31, 2007	10.85	0.31	(a)	0.55	0.86	(0.37)	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16	49
Year Ended March 31, 2006(h)	10.49	0.24	(a)	0.64	0.88	(0.28)	(0.24)	(0.52)	10.85	8.48	158,301	0.18	2.17	0.22	34
Period Ended March 31, 2005(h)	10.06	0.18		0.52	0.70	(0.22)	(0.05)	(0.27)	10.49	6.98	132,522	0.21	2.10	0.32	83
Year Ended May 31, 2004	9.02	0.16	(a)	1.04	1.20	(0.16)	—	(0.16)	10.06	13.35	121,659	0.25	1.65	0.36	109
Year Ended May 31, 2003	9.40	0.16		(0.38)	(0.22)	(0.16)	—	(0.16)	9.02	(2.21)	93,722	0.25	1.87	0.36	101
Year Ended May 31, 2002	9.73	0.17		(0.32)	(0.15)	(0.18)	—	(0.18)	9.40	(1.52)	88,592	0.25	1.81	0.36	202
A Shares
Period Ended September 30, 2007*	10.88	0.12		0.48	0.60	(0.13)	—	(0.13)	11.35	5.54	10,421	0.47	2.24	0.47	17
Year Ended March 31, 2007	10.84	0.28	(a)	0.55	0.83	(0.33)	(0.46)	(0.79)	10.88	7.77	11,069	0.46	2.53	0.46	49
Year Ended March 31, 2006(h)	10.48	0.20	(a)	0.64	0.84	(0.24)	(0.24)	(0.48)	10.84	8.16	5,821	0.47	1.92	0.59	34
Period Ended March 31, 2005(h)	10.05	0.15		0.52	0.67	(0.19)	(0.05)	(0.24)	10.48	6.74	8,161	0.47	1.91	0.87	83
Period Ended May 31, 2004	9.58	0.10	(a)	0.45	0.55	(0.08)	—	(0.08)	10.05	5.79	3,541	0.55	1.49	1.27	109

See Notes to Financial Highlights and Notes to Financial Statements.

80

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
				Net									Ratio of	to Average
				Realized									Net	Net Assets
				and			Distributions		Net				Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			Ratio of Net	Income	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Expenses to	(Loss) to	Reimbursements,	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Average	Average	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Net Assets(2)	Net Assets(2)	Offset)(2)	Rate(3)
Life Vision Moderate Growth Fund(4)(g)
B Shares
Period Ended September 30, 2007*	$10.86	$0.10		$0.48	$0.58	$(0.11)	$—	$(0.11)	$11.33	5.33%	$12,819	0.92%	1.80%	0.92%	17%
Year Ended March 31, 2007	10.82	0.22	(a)	0.56	0.78	(0.28)	(0.46)	(0.74)	10.86	7.36	12,723	0.91	2.03	0.91	49
Year Ended March 31, 2006(h)	10.46	0.16	(a)	0.64	0.80	(0.20)	(0.24)	(0.44)	10.82	7.60	14,073	0.92	1.41	1.06	34
Period Ended March 31, 2005(h)	10.03	0.11		0.52	0.63	(0.15)	(0.05)	(0.20)	10.46	6.28	14,797	0.92	1.37	1.35	83
Year Ended May 31, 2004	9.00	0.09	(a)	1.04	1.13	(0.10)	—	(0.10)	10.03	12.66	13,236	1.00	0.91	1.56	109
Period Ended May 31, 2003	8.05	0.03		0.95	0.98	(0.03)	—	(0.03)	9.00	12.22	2,691	0.91	0.93	1.34	101
C Shares
Period Ended September 30, 2007*	10.86	0.08		0.49	0.57	(0.09)	—	(0.09)	11.34	5.29	23,486	1.17	1.55	1.17	17
Year Ended March 31, 2007	10.82	0.23	(a)	0.52	0.75	(0.25)	(0.46)	(0.71)	10.86	7.01	24,424	1.19	2.12	1.19	49
Period Ended March 31, 2006(h)	10.49	0.15	(a)	0.62	0.77	(0.20)	(0.24)	(0.44)	10.82	7.40	1,674	1.13	1.43	1.19	34
Life Vision Target Date 2015 Fund(4)(g)
I Shares
Period Ended September 30, 2007*	11.56	0.07		0.78	0.85	(0.07)	—	(0.07)	12.34	7.35	2,707	0.20	1.22	1.05	43
Year Ended March 31, 2007	10.86	0.21	(a)	0.77	0.98	(0.26)	(0.02)	(0.28)	11.56	9.18	2,067	0.20	1.87	2.20	67
Period Ended March 31, 2006(h)	10.00	0.09	(a)	0.90	0.99	(0.13)	—	(0.13)	10.86	9.94	270	0.20	1.80	13.92 (c)	25
A Shares
Period Ended September 30, 2007*	11.56	0.05		0.78	0.83	(0.06)	—	(0.06)	12.33	7.15	17	0.50	1.01	1.34	43
Period Ended March 31, 2007	11.42	0.05	(a)	0.11	0.16	(0.02)	—	(0.02)	11.56	1.43	2	0.50	1.64	2.36 (c)	67
Life Vision Target Date 2025 Fund(4)(g)
I Shares
Period Ended September 30, 2007*	11.93	0.04		0.91	0.95	(0.04)	—	(0.04)	12.84	7.98	5,826	0.20	0.70	0.55	32
Year Ended March 31, 2007	11.11	0.15	(a)	0.91	1.06	(0.23)	(0.01)	(0.24)	11.93	9.64	4,704	0.20	1.28	1.28	48
Period Ended March 31, 2006(h)	10.00	0.09	(a)	1.14	1.23	(0.12)	—	(0.12)	11.11	12.33	1,110	0.20	1.86	11.64 (c)	17
A Shares
Period Ended September 30, 2007*	11.93	0.02		0.91	0.93	(0.02)	—	(0.02)	12.84	7.84	54	0.50	0.40	0.86	32
Period Ended March 31, 2007	10.82	0.07	(a)	1.23	1.30	(0.18)	(0.01)	(0.19)	11.93	12.01	45	0.50	0.86	2.00	48
Life Vision Target Date 2035 Fund(4)(g)
I Shares
Period Ended September 30, 2007*	11.64	0.04		0.92	0.96	(0.04)	—	(0.04)	12.56	8.21	2,097	0.20	0.65	1.38	25
Year Ended March 31, 2007	10.89	0.12	(a)	0.90	1.02	(0.22)	(0.05)	(0.27)	11.64	9.41	1,318	0.20	1.05	2.45	50
Period Ended March 31, 2006(h)	10.00	0.07	(a)	0.94	1.01	(0.12)	—	(0.12)	10.89	10.14	590	0.20	1.41	10.98 (c)	40
A Shares
Period Ended September 30, 2007*	11.64	0.02		0.91	0.93	(0.02)	—	(0.02)	12.55	7.97	30	0.53	0.27	1.69	25
Period Ended March 31, 2007	11.07	0.08	(a)	0.73	0.81	(0.19)	(0.05)	(0.24)	11.64	7.39	4	0.50	0.77	4.75	50

See Notes to Financial Highlights and Notes to Financial Statements.

81

NOTES TO FINANCIAL HIGHLIGHTS

*	Unaudited

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Inception Date

Aggressive Growth Stock Fund	I Shares	February 23, 2004
Aggressive Growth Stock Fund	A Shares	February 23, 2004
Aggressive Growth Stock Fund	C Shares	February 23, 2004
Emerging Growth Stock Fund	I Shares	February 23, 2004
Emerging Growth Stock Fund	A Shares	February 23, 2004
Emerging Growth Stock Fund	C Shares	February 27, 2004
Large Cap Quantitative Equity Fund	I Shares	August 7, 2003
Large Cap Quantitative Equity Fund	A Shares	October 8, 2003
Large Cap Quantitative Equity Fund	C Shares	October 13, 2003
Mid-Cap Value Equity Fund	I Shares	November 30, 2001
Mid-Cap Value Equity Fund	A Shares	October 27, 2003
Mid-Cap Value Equity Fund	C Shares	November 30, 2001
Select Large Cap Growth Stock Fund	A Shares	October 14, 2003
Small Cap Value Equity Fund	A Shares	October 9, 2003
Life Vision Aggressive Growth Fund	A Shares	October 16, 2003
Life Vision Aggressive Growth Fund	B Shares	March 11, 2003
Life Vision Aggressive Growth Fund	C Shares	April 4, 2005
Life Vision Conservative Fund	I Shares	November 6, 2003
Life Vision Conservative Fund	A Shares	November 11, 2003
Life Vision Conservative Fund	B Shares	March 11, 2003
Life Vision Conservative Fund	C Shares	April 4, 2005
Life Vision Growth and Income Fund	A Shares	November 5, 2003
Life Vision Growth and Income Fund	B Shares	March 11, 2003
Life Vision Growth and Income Fund	C Shares	April 6, 2005
Life Vision Moderate Growth Fund	A Shares	October 10, 2003
Life Vision Moderate Growth Fund	B Shares	March 11, 2003
Life Vision Moderate Growth Fund	C Shares	April 6, 2005
Life Vision Target Date 2015 Fund	I Shares	October 12, 2005
Life Vision Target Date 2015 Fund	A Shares	January 5, 2007
Life Vision Target Date 2025 Fund	I Shares	October 21, 2005
Life Vision Target Date 2025 Fund	A Shares	July 12, 2006
Life Vision Target Date 2035 Fund	I Shares	November 2, 2005
Life Vision Target Date 2035 Fund	A Shares	May 4, 2006

(a)	Per share data calculated using average shares outstanding method.

(b)	Amount represents less than $0.005.

(c)	Ratio reflects the impact of the initial low level of average net assets associated with the commencement of operations.

(d)	The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

(e)	Includes redemption fees of $0.001.

(f)	The Fund’s total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares respectively. There was no effect to the total return in I Shares.

(g)	The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying funds. The expense ratios do not include such expenses.

(h)	Net Investment Income (Loss), Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) to Average Net Assets have been adjusted due to the reclassification of short-term gains from Net Investment Income to Net Realized and Unrealized Gains (Losses) on Investments. The Fund Changed its fiscal year period to March 31.

(i)	Includes return of capital of $0.03.

82

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

1.	Organization

The STI Classic Funds (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering 49 funds as of September 30, 2007. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, the Emerging Growth Stock Fund, the International Equity Fund, the International Equity Index Fund, the Large Cap Core Equity Fund (formerly Large Cap Relative Value Fund), the Large Cap Growth Stock Fund (formerly Capital Appreciation Fund), the Large Cap Quantitative Equity Fund, the Large Cap Value Equity Fund, the Mid-Cap Core Equity Fund (formerly the Mid-Cap Equity Fund), the Mid-Cap Value Equity Fund, the Select Large Cap Growth Stock Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Funds may offer the following share classes: I Shares, A Shares and C Shares. In addition, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund may offer B Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution Plan and the Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Life Vision Conservative Fund) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Life Vision Conservative Fund A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is less, if redeemed within one year of purchase. The B Shares will not be subject to a sales charge but will be subject to a maximum CDSC of 5.00% as a percentage of original purchase price if redeemed within five years of purchase.

Effective August 1, 2005, investors are not permitted to make new purchases of Class B Shares, except through dividend or distribution reinvestments in Class B Shares and exchanges of Class B Shares of a Fund for Class B Shares of another Fund.

Effective April 30, 2004, the Small Cap Value Equity Fund was closed to new investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Reorganization

Life Vision Moderate Growth Fund — The Trust entered into a plan of reorganization on the behalf of the Balanced Fund and the Life Vision Moderate Growth Fund that provided for (i) the acquisition by the Life Vision Moderate Growth Fund of all of the net assets of the Balanced Fund in exchange for I Shares, A Shares, and C Shares of the Life Vision Moderate Growth Fund, (ii) the distribution of such shares to the shareholders of the Balanced Fund and (iii) the dissolution of the Balanced Fund. The reorganization was approved by the Board of Trustees (the “Board”) on November 14, 2006 and was completed on February 28, 2007. The following

83

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the reorganization:

	Before Reorganization		After Reorganization
		Life Vision Moderate	Life Vision Moderate
	Balanced Fund	Growth Fund	Growth Fund

Shares	6,599,362	16,050,580	21,610,264
Net Assets	$60,087,436	$173,582,176	$233,669,612
Net Asset Value:
I Shares	$9.14	$10.81	$10.81
A Shares	$9.20	$10.81	$10.81
C Shares	$9.04	$10.80	$10.80

3. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Board. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant

84

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Fund’s accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser or sub-adviser does not pre-authorize the Fund’s accounting agent to utilize a Fair Value Pricing Service, the adviser or sub-adviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by a Fair Value Pricing Service to fair value their international equity securities.

The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the “Life Vision Funds”) consist of investments in underlying investment companies (some of which are affiliated), which are valued at their respective daily net asset values. Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the underlying securities in which the Life Vision Funds invest. Also, in addition to the Life Vision Funds’ direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses.

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Contracts — The International Equity and the International Equity Index Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of

85

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

the foreign currency changes unfavorably. As of September 30, 2007, certain Funds had outstanding forward foreign currency contracts as listed on the Schedules of Portfolio Investments.

Securities Lending — Each Fund (except the Life Vision Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Flagship Fund (USA) LLC (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At September 30, 2007, the Portfolio was invested in repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 4.900% to 5.983% and maturity dates ranging from 10/1/2007 to 10/15/2019).

The Funds paid securities lending fees during the period ended September 30, 2007, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (in thousands):

Fees ($)

Aggressive Growth Stock Fund	16
Emerging Growth Stock Fund	14
International Equity Fund	236
International Equity Index Fund	255
Large Cap Core Equity Fund	41
Large Cap Growth Stock Fund	49
Large Cap Value Equity Fund	43
Mid-Cap Core Equity Fund	17
Mid-Cap Value Equity Fund	20
Select Large Cap Growth Stock Fund	4
Small Cap Growth Stock Fund	141
Small Cap Value Equity Fund	63

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities

86

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

(“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. The Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. The International Equity Fund and the International Equity Index Fund do not have a compensating balance arrangement with their custodian, Brown Brothers Harriman & Co.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the STI Classic Variable Trust (collectively, the “STI Complex”) are allocated across the STI Complex based upon relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Funds, except for the International Equity and International Equity Index Funds, which distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Redemption Fees — Prior to November 20, 2006 for all Funds other that the International Equity and International Equity Index Funds, and prior to August 1, 2007 for the International Equity and International Equity Index Funds, a redemption fee of 2% of the value of the shares sold was imposed on shares redeemed within seven days of purchase (60 days or less for the International Equity and International Equity Index Funds) unless the redemption was excluded under the Funds’ Redemption Fee Policy. On November 20, 2006, the Redemption Fee Policy was removed from all Funds except for the International Equity and International Equity Index Funds. On August 1, 2007, the Redemption Fee Policy was removed from the International Equity and International Equity Index Funds. For financial statement purposes, these amounts are recorded as an addition to paid-in capital and are included in the Statements of

87

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Changes in Net Assets within “Change in Net Assets from Capital Transactions”. Fees for the Funds during the six months ended September 30, 2007 and the year ended March 31, 2007 were as follows:

	Six Months Ended	Year Ended
	09/30/07 ($)	03/31/07 ($)

Aggressive Growth Stock Fund	—	266
Emerging Growth Stock Fund	—	1
International Equity Fund	1,709	26,327
International Equity Index Fund	474	50,088
Large Cap Core Equity Fund	—	3,599
Large Cap Growth Stock Fund	—	953
Large Cap Quantitative Equity Fund	—	105
Large Cap Value Equity Fund	—	6
Mid-Cap Core Equity Fund	—	2,007
Mid-Cap Value Equity Fund	—	1,118
Select Large Cap Growth Stock Fund	—	6
Small Cap Growth Stock Fund	—	23,750
Small Cap Value Equity Fund	—	462
Life Vision Conservative Fund	—	55
Life Vision Growth and Income Fund	—	276

Amounts designated as “—” are $0.

New Accounting Pronouncements  — In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

4.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and Trusco Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an investment advisory agreement. Zevenbergen Capital Investments LLC serves as the Sub-Adviser for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each

88

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the period ended September 30, 2007 were as follows:

				Net
			Advisory Fees	Annual
	Maximum Annual	Discounted Annual	Waived or	Fees
	Advisory Fee (%)	Advisory Fee (%)	Reimbursed (%)	Paid (%)

Aggressive Growth Stock Fund*	1.10	1.10	—	1.10
Emerging Growth Stock Fund*	1.10	1.10	—	1.10
International Equity Fund	1.15	1.11	—	1.11
International Equity Index Fund	0.50	0.49	—	0.49
Large Cap Core Equity Fund	0.85	0.80	—	0.80
Large Cap Growth Stock Fund	0.97	0.94	—	0.94
Large Cap Quantitative Equity Fund	0.85	0.85	—	0.85
Large Cap Value Equity Fund	0.80	0.77	—	0.77
Mid-Cap Core Equity Fund	1.00	1.00	—	1.00
Mid-Cap Value Equity Fund	1.00	1.00	—	1.00
Select Large Cap Growth Stock Fund	0.85	0.85	—	0.85
Small Cap Growth Stock Fund	1.15	1.13	—	1.13
Small Cap Value Equity Fund	1.15	1.13	—	1.13
Life Vision Aggressive Growth Fund	0.10	0.10	—	0.10
Life Vision Conservative Fund	0.10	0.10	(0.11)	—
Life Vision Growth and Income Fund	0.10	0.10	—	0.10
Life Vision Moderate Growth Fund	0.10	0.10	—	0.10
Life Vision Target Date 2015 Fund	0.10	0.10	(0.82)	—
Life Vision Target Date 2025 Fund	0.10	0.10	(0.33)	—
Life Vision Target Date 2035 Fund	0.10	0.10	(1.16)	—

*	Aggregate annual fees paid to the Investment Adviser, who pays Zevenbergen Capital Investments LLC a portion of the fees to serve as the Fund’s Sub-Adviser.

The Investment Adviser has contractually agreed, until at least August 1, 2008 to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Operating Expense, expressed as a percentage of average daily net assets, as noted below:

		Total Operating
		Expense (%)

Select Large Cap Growth Stock Fund	I Shares	0.95
Select Large Cap Growth Stock Fund	A Shares	1.25
Select Large Cap Growth Stock Fund	C Shares	1.95
Life Vision Aggressive Growth Fund	I Shares	0.20
Life Vision Aggressive Growth Fund	A Shares	0.50
Life Vision Aggressive Growth Fund	B Shares	0.95
Life Vision Aggressive Growth Fund	C Shares	1.20
Life Vision Conservative Fund	I Shares	0.20
Life Vision Conservative Fund	A Shares	0.50
Life Vision Conservative Fund	B Shares	0.95
Life Vision Conservative Fund	C Shares	1.20
Life Vision Growth and Income Fund	I Shares	0.20
Life Vision Growth and Income Fund	A Shares	0.50
Life Vision Growth and Income Fund	B Shares	0.95

89

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

		Total Operating
		Expense (%)

Life Vision Growth and Income Fund	C Shares	1.20
Life Vision Moderate Growth Fund	I Shares	0.20
Life Vision Moderate Growth Fund	A Shares	0.50
Life Vision Moderate Growth Fund	B Shares	0.95
Life Vision Moderate Growth Fund	C Shares	1.20
Life Vision Target Date 2015 Fund	I Shares	0.20
Life Vision Target Date 2015 Fund	A Shares	0.50
Life Vision Target Date 2015 Fund	C Shares	1.20
Life Vision Target Date 2025 Fund	I Shares	0.20
Life Vision Target Date 2025 Fund	A Shares	0.50
Life Vision Target Date 2025 Fund	C Shares	1.20
Life Vision Target Date 2035 Fund	I Shares	0.20
Life Vision Target Date 2035 Fund	A Shares	0.50
Life Vision Target Date 2035 Fund	C Shares	1.20

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. During the period April 1, 2007 through September 30, 2007, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2007, the cumulative potential reimbursement based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement (until August 1, 2010), as reduced by amounts forfeited during the fiscal year are as follows (in thousands):

Amount ($)

Life Vision Conservative Fund	38
Life Vision Target Date 2015 Fund	44
Life Vision Target Date 2025 Fund	43
Life Vision Target Date 2035 Fund	44

During the period April 1, 2007 through September 30, 2007, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers will not be recouped by the Investment Adviser in subsequent years.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), formerly BISYS Fund Services Ohio, Inc., under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the STI Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,714 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the STI Complex, including $300,000 towards the premium for Directors and Officers Liability/Errors and

90

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the STI Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement. The fees the Distributor receives for the services it performs pursuant to the Distribution Agreement have been waived through September 30, 2007. Prior to August 1, 2007, BISYS Fund Services Limited Partnership was the distributor for the Funds. With respect to the A Shares, C Shares and B Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of C Shares and B Shares) a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2007 were as follows:

	Board Approved	Board Approved	Board Approved
	and Charged	and Charged	and Charged
	A Share	B Share	C Share
	Distribution	Distribution and	Distribution and
	Fee (%)	Service Fee (%)	Service Fee (%)

Aggressive Growth Stock Fund	0.30	N/A	1.00
Emerging Growth Stock Fund	0.30	N/A	1.00
International Equity Fund	0.30	N/A	1.00
International Equity Index Fund	0.30	N/A	1.00
Large Cap Core Equity Fund	0.25	N/A	1.00
Large Cap Growth Stock Fund	0.30	N/A	1.00
Large Cap Quantitative Equity Fund	0.25	N/A	1.00
Large Cap Value Equity Fund	0.30	N/A	1.00
Mid-Cap Core Equity Fund	0.30	N/A	1.00
Mid-Cap Value Equity Fund	0.30	N/A	1.00
Select Large Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Value Equity Fund	0.25	N/A	0.25
Life Vision Aggressive Growth Fund	0.30	0.75	1.00
Life Vision Conservative Fund	0.30	0.75	1.00
Life Vision Growth and Income Fund	0.30	0.75	1.00
Life Vision Moderate Growth Fund	0.30	0.75	1.00
Life Vision Target Date 2015 Fund	0.30	N/A	N/A
Life Vision Target Date 2025 Fund	0.30	N/A	N/A
Life Vision Target Date 2035 Fund	0.30	N/A	N/A

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for the International Equity Fund and the International Equity Index Fund, which have appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the STI Complex are also officers of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended plus

91

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2007, retainer and meeting fees are as follows:

	Chairman ($)	Trustee ($)

Annual Retainer	55,000	44,000
Regular Meeting Fee	10,000	8,000
Special Meeting Fee	5,000	4,000
Committee Meeting Fee	4,500	3,000

The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of Class I Shares of one or more series of the STI Classic Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. As of September 30, 2007, under the deferred compensation plan, the trust had a deferred liability of approximately $248,537.

The Investment Adviser provides services to the STI Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $475,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the STI Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the STI Complex and are reflected on the Statements of Operations as “Compliance Services Fees”.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2007, SunTrust Robinson Humphrey, Inc. did not receive any payments from the Funds.

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2007 were as follows (in thousands):

		Sales and
	Purchases ($)	Maturities ($)

Aggressive Growth Stock Fund	87,078	102,406
Emerging Growth Stock Fund	72,054	67,475
International Equity Fund	619,800	609,426
International Equity Index Fund	107,076	71,631
Large Cap Core Equity Fund	556,315	618,520
Large Cap Growth Stock Fund	520,536	1,073,070
Large Cap Quantitative Equity Fund	696,894	740,703
Large Cap Value Equity Fund	735,137	614,942
Mid-Cap Core Equity Fund	106,838	143,431
Mid-Cap Value Equity Fund	347,967	328,671
Select Large Cap Growth Stock Fund	39,766	59,293
Small Cap Growth Stock Fund	489,713	751,753
Small Cap Value Equity Fund	183,139	261,039
Life Vision Aggressive Growth Fund	10,277	30,305

92

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

		Sales and
	Purchases ($)	Maturities ($)

Life Vision Conservative Fund	3,363	2,114
Life Vision Growth and Income Fund	26,335	58,679
Life Vision Moderate Growth Fund	37,728	72,365
Life Vision Target Date 2015 Fund	1,484	1,063
Life Vision Target Date 2025 Fund	2,267	1,686
Life Vision Target Date 2035 Fund	1,017	410

6.	Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

As required, effective September 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

At September 30, 2007, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2007, are presented on each Fund’s Schedule of Portfolio Investments.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2008.

The tax character of distributions paid to shareholders during the year ended March 31, 2007 was as follows (in thousands):

	Distributions paid from
	Net	Net Long	Total
	Investment	Term Capital	Distributions
Fund	Income ($)	Gains ($)	Paid ($)*

International Equity Fund	18,678	153	18,831
International Equity Index Fund	18,293	—	18,293
Large Cap Core Equity Fund	53,247	83,793	137,040
Large Cap Growth Stock Fund	20,866	39,738	60,604
Large Cap Quantitative Equity Fund	3,062	7,799	10,861
Large Cap Value Equity Fund	14,207	35,813	50,020
Mid-Cap Core Equity Fund	1,714	26,299	28,013

93

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

	Distributions paid from
	Net	Net Long	Total
	Investment	Term Capital	Distributions
Fund	Income ($)	Gains ($)	Paid ($)*

Mid-Cap Value Equity Fund	30,066	14,308	44,374
Select Large Cap Growth Stock Fund	168	—	168
Small Cap Growth Stock Fund	15,457	52,014	67,471
Small Cap Value Equity Fund	46,044	130,494	176,538
Life Vision Aggressive Growth Fund	1,323	1,067	2,390
Life Vision Conservative Fund	378	68	446
Life Vision Growth and Income Fund	3,732	2,608	6,340
Life Vision Moderate Growth Fund	7,147	6,638	13,785
Life Vision Target Date 2015 Fund	30	2	32
Life Vision Target Date 2025 Fund	50	1	51
Life Vision Target Date 2035 Fund	22	4	26

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of March 31, 2007 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Earnings
	Income($)	Capital Gains($)	Earnings($)	Other Losses($)**	(Depreciation)($)***	(Deficit)($)

Aggressive Growth Stock Fund	—	—	—	(18,823)	58,048	39,225
Emerging Growth Stock Fund	—	1,034	1,034	—	17,009	18,043
International Equity Fund	15,808	56,135	71,943	—	266,922	338,865
International Equity Index Fund	4,070	—	4,070	(44,845)	359,009	318,234
Large Cap Core Equity Fund	22,826	56,375	79,201	—	313,929	393,130
Large Cap Growth Stock Fund	—	61,573	61,573	—	161,088	222,661
Large Cap Quantitative Equity Fund	19,583	3,015	22,598	—	6,683	29,281
Large Cap Value Equity Fund	21,798	14,483	36,281	—	128,251	164,532
Mid-Cap Core Equity Fund	6,908	2,555	9,463	—	59,218	68,681
Mid-Cap Value Equity Fund	22,663	1,652	24,315	—	11,695	36,010
Select Large Cap Growth Stock Fund	43	—	43	(176,881)	11,092	(165,746)
Small Cap Growth Stock Fund	—	53,557	53,557	—	159,656	213,213
Small Cap Value Equity Fund	2,435	79,589	82,024	—	116,960	198,984
Life Vision Aggressive Growth Fund	423	2,834	3,257	—	11,513	14,770
Life Vision Conservative Fund	25	78	103	—	352	455
Life Vision Growth and Income Fund	438	4,879	5,317	—	19,600	24,917
Life Vision Moderate Growth Fund	354	549	903	—	18,874	19,777
Life Vision Target Date 2015 Fund	1	22	23	—	68	91
Life Vision Target Date 2025 Fund	3	65	68	—	130	198
Life Vision Target Date 2035 Fund	—	27	27	—	70	97

**	As of the latest tax year end of March 31, 2007, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

94

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

	Expires
	2009($)	2010($)	2011($)	2012($)	2013($)	2014($)	2015($)

Aggressive Growth Stock Fund	—	3,369	—	—	1,399	2,683	11,372
International Equity Index Fund	—	15,965	16,546	9,207	3,127	—	—
Select Large Cap Growth Stock Fund	114,701	52,653	9,527	—	—	—	—

During the year ended March 31, 2007, the Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Value Equity Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund utilized $525, $25,598, $7,672, $30,146, $17,564 and $665 in capital loss carryforwards, respectively (in thousands).

***	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and return of capital adjustments.

7.	Risks

The International Equity and International Equity Index Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with these Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

95

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Mr. Ridley is a trustee who may be deemed to be an “interested person” of the Trust.

				Number of
		Term of		Portfolios
Name, Business Address,	Position	Office and	Principal	in Fund	Other
State of Residence	Held With	Length of	Occupation(s)	Complex	Directorships
and Date of Birth	Trust	Time Served	During the Past 5 Years	Overseen	Held

INTERESTED TRUSTEES*:
Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 06/42	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	54	Crawford & Co.; Haverty Furniture Companies

INDEPENDENT TRUSTEES:
Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) DOB 02/50	Trustee	Indefinite; since January 2007	Retired. Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	54	None

F. Wendell Gooch 3435 Stelzer Road Columbus, OH 43219 (Indiana) DOB 12/32	Trustee	Indefinite; since May 1992	Retired	54	SEI Family of Funds

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 07/49	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	54	ServiceMaster Company; Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 11/40	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	54	WellPoint, Inc.; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 04/58	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	54	None

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) DOB 07/35	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	54	None

*	Mr. Ridley may be deemed an “interested person” of the Trust as that team is defined in The 1940 Act because of a material business relationship with the parent of the Investment Adviser.

96

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Term of
	Position(s)	Office and
Name, Address	Held with	Length of	Principal Occupation(s)
and Date of Birth	Trust	Time Served	During the Past 5 Years

OFFICERS
Julia Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One-year: since July 2007	Managing Director, Product Manager, Trusco Capital Management, Inc. (since 2004); Relationship Manager, SEI Investments (Financial Services) (1994-2004)

Deborah A. Lamb 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 10/52	Executive Vice President; Assistant Secretary; Chief Compliance Officer	One-year; since September 2004; since November 2003; since August 2004 (respectively)	Chief Compliance Officer, Managing Director, Trusco Capital Management, Inc. (since 2003); President, Investment Industry Consultants, LLC (2000-2003);

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer; Chief Accounting Officer	One-year; since March 2007	Vice President, Financial Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One-year; since February 2005	Senior Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2004); Director and Counsel, Investors Bank & Trust Company (1999-2004)

Jennifer A. English 3435 Stelzer Road Columbus, OH 43219 DOB 03/72	Assistant Secretary	One-year; since November 2005	Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2007); Assistant Counsel, Legal Services, Citi Fund Services Ohio, Inc. (2005-2007); Assistant Counsel, PFPC, Inc. (2002-2005)

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

97

ADDITIONAL INFORMATION
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Expense Examples

As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or services fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07($)	09/30/07($)	04/01/07-09/30/07($)	04/01/07-09/30/07(%)

Aggressive Growth Stock Fund	I Shares	1,000.00	1,162.20	6.29	1.16
	A Shares	1,000.00	1,159.60	7.90	1.46
	C Shares	1,000.00	1,155.70	11.67	2.16
Emerging Growth Stock Fund	I Shares	1,000.00	1,205.90	6.53	1.18
	A Shares	1,000.00	1,205.00	8.18	1.48
	C Shares	1,000.00	1,201.00	12.03	2.18
International Equity Fund	I Shares	1,000.00	1,099.80	6.37	1.21
	A Shares	1,000.00	1,098.40	7.94	1.51
	C Shares	1,000.00	1,094.50	11.60	2.21
International Equity Index Fund	I Shares	1,000.00	1,086.90	3.09	0.59
	A Shares	1,000.00	1,085.50	4.65	0.89
	C Shares	1,000.00	1,081.70	8.30	1.59
Large Cap Core Equity Fund	I Shares	1,000.00	1,067.20	4.40	0.85
	A Shares	1,000.00	1,065.30	5.70	1.10
	C Shares	1,000.00	1,061.30	9.56	1.85
Large Cap Growth Stock Fund	I Shares	1,000.00	1,132.10	5.34	1.00
	A Shares	1,000.00	1,131.40	6.95	1.30
	C Shares	1,000.00	1,126.80	10.66	2.00
Large Cap Quantitative Equity Fund	I Shares	1,000.00	1,043.20	4.71	0.92
	A Shares	1,000.00	1,041.00	5.99	1.17
	C Shares	1,000.00	1,037.50	9.81	1.92
Large Cap Value Equity Fund	I Shares	1,000.00	1,080.50	4.28	0.82
	A Shares	1,000.00	1,079.20	5.84	1.12
	C Shares	1,000.00	1,075.80	9.47	1.82
Mid-Cap Core Equity Fund	I Shares	1,000.00	1,045.10	5.43	1.06
	A Shares	1,000.00	1,043.10	6.97	1.36
	C Shares	1,000.00	1,040.30	10.54	2.06
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,061.50	5.48	1.06
	A Shares	1,000.00	1,060.40	7.02	1.36
	C Shares	1,000.00	1,056.20	10.62	2.06
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,153.90	5.13	0.95
	A Shares	1,000.00	1,151.90	6.74	1.25
	C Shares	1,000.00	1,148.00	10.50	1.95

98

ADDITIONAL INFORMATION (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07($)	09/30/07($)	04/01/07-09/30/07($)	04/01/07-09/30/07(%)

Small Cap Growth Stock Fund	I Shares	1,000.00	1,114.00	6.25	1.18
	A Shares	1,000.00	1,112.20	7.84	1.48
	C Shares	1,000.00	1,108.30	11.52	2.18
Small Cap Value Equity Fund	I Shares	1,000.00	1,050.50	6.12	1.19
	A Shares	1,000.00	1,049.10	7.40	1.44
	C Shares	1,000.00	1,049.80	7.40	1.44
Life Vision Aggressive Growth Fund	I Shares	1,000.00	1,084.40	0.94	0.18
	A Shares	1,000.00	1,082.30	2.51	0.48
	B Shares	1,000.00	1,080.20	4.85	0.93
	C Shares	1,000.00	1,078.60	6.15	1.18
Life Vision Conservative Fund	I Shares	1,000.00	1,040.30	1.02	0.20
	A Shares	1,000.00	1,038.80	2.56	0.50
	B Shares	1,000.00	1,035.70	4.85	0.95
	C Shares	1,000.00	1,034.60	6.12	1.20
Life Vision Growth and Income Fund	I Shares	1,000.00	1,068.70	0.88	0.17
	A Shares	1,000.00	1,068.00	2.44	0.47
	B Shares	1,000.00	1,065.00	4.76	0.92
	C Shares	1,000.00	1,064.10	6.05	1.17
Life Vision Moderate Growth Fund	I Shares	1,000.00	1,057.80	0.88	0.17
	A Shares	1,000.00	1,055.40	2.42	0.47
	B Shares	1,000.00	1,053.30	4.74	0.92
	C Shares	1,000.00	1,052.90	6.02	1.17
Life Vision Target Date 2015 Fund	I Shares	1,000.00	1,073.50	1.04	0.20
	A Shares	1,000.00	1,071.50	2.60	0.50
Life Vision Target Date 2025 Fund	I Shares	1,000.00	1,079.80	1.04	0.20
	A Shares	1,000.00	1,078.40	2.61	0.50
Life Vision Target Date 2035 Fund	I Shares	1,000.00	1,082.10	1.04	0.20
	A Shares	1,000.00	1,079.70	2.76	0.53

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year.

**	Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each STI Classic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07($)	09/30/07($)	04/01/07-09/30/07($)	04/01/07-09/30/07(%)

Aggressive Growth Stock Fund	I Shares	1,000.00	1,019.25	5.87	1.16
	A Shares	1,000.00	1,017.75	7.39	1.46
	C Shares	1,000.00	1,014.24	10.91	2.16

99

ADDITIONAL INFORMATION (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07($)	09/30/07($)	04/01/07-09/30/07($)	04/01/07-09/30/07(%)

Emerging Growth Stock Fund	I Shares	1,000.00	1,019.15	5.97	1.18
	A Shares	1,000.00	1,017.65	7.49	1.48
	C Shares	1,000.00	1,014.14	11.01	2.18
International Equity Fund	I Shares	1,000.00	1,019.00	6.12	1.21
	A Shares	1,000.00	1,017.50	7.64	1.51
	C Shares	1,000.00	1,013.99	11.16	2.21
International Equity Index Fund	I Shares	1,000.00	1,022.11	2.99	0.59
	A Shares	1,000.00	1,020.61	4.51	0.89
	C Shares	1,000.00	1,017.10	8.04	1.59
Large Cap Core Equity Fund	I Shares	1,000.00	1,020.81	4.31	0.85
	A Shares	1,000.00	1,019.55	5.57	1.10
	C Shares	1,000.00	1,015.79	9.35	1.85
Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.05	5.06	1.00
	A Shares	1,000.00	1,018.55	6.58	1.30
	C Shares	1,000.00	1,015.04	10.10	2.00
Large Cap Quantitative Equity Fund	I Shares	1,000.00	1,020.46	4.66	0.92
	A Shares	1,000.00	1,019.20	5.92	1.17
	C Shares	1,000.00	1,015.44	9.70	1.92
Large Cap Value Equity Fund	I Shares	1,000.00	1,020.96	4.15	0.82
	A Shares	1,000.00	1,019.45	5.67	1.12
	C Shares	1,000.00	1,015.94	9.20	1.82
Mid-Cap Core Equity Fund	I Shares	1,000.00	1,019.75	5.37	1.06
	A Shares	1,000.00	1,018.25	6.88	1.36
	C Shares	1,000.00	1,014.74	10.40	2.06
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,019.75	5.37	1.06
	A Shares	1,000.00	1,018.25	6.88	1.36
	C Shares	1,000.00	1,014.74	10.40	2.06
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.31	4.81	0.95
	A Shares	1,000.00	1,018.80	6.33	1.25
	C Shares	1,000.00	1,015.29	9.85	1.95
Small Cap Growth Stock Fund	I Shares	1,000.00	1,019.15	5.97	1.18
	A Shares	1,000.00	1,017.65	7.49	1.48
	C Shares	1,000.00	1,014.14	11.01	2.18
Small Cap Value Equity Fund	I Shares	1,000.00	1,019.10	6.02	1.19
	A Shares	1,000.00	1,017.85	7.28	1.44
	C Shares	1,000.00	1,017.85	7.28	1.44
Life Vision Aggressive Growth Fund	I Shares	1,000.00	1,024.17	0.91	0.18
	A Shares	1,000.00	1,022.66	2.43	0.48
	B Shares	1,000.00	1,020.41	4.71	0.93
	C Shares	1,000.00	1,019.15	5.97	1.18
Life Vision Conservative Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
	B Shares	1,000.00	1,020.31	4.81	0.95
	C Shares	1,000.00	1,019.05	6.07	1.20
Life Vision Growth and Income Fund	I Shares	1,000.00	1,024.22	0.86	0.17
	A Shares	1,000.00	1,022.71	2.38	0.47
	B Shares	1,000.00	1,020.46	4.66	0.92
	C Shares	1,000.00	1,019.20	5.92	1.17
Life Vision Moderate Growth Fund	I Shares	1,000.00	1,024.22	0.86	0.17
	A Shares	1,000.00	1,022.71	2.38	0.47
	B Shares	1,000.00	1,020.46	4.66	0.92
	C Shares	1,000.00	1,019.20	5.92	1.17
Life Vision Target Date 2015 Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
Life Vision Target Date 2025 Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
Life Vision Target Date 2035 Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.41	2.69	0.53

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year.

**	Annualized.

100

ADDITIONAL INFORMATION (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Other Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

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103

2007 Semi-Annual report
FIXED INCOME AND MONEY MARKET FUNDS
September 30, 2007
STI CLASSIC FUNDS

STI CLASSIC FUNDS September 30, 2007

Letter to Shareholders	1

Industry Allocation	3

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	127

Statements of Operations	131

Statements of Changes in Net Assets	135

Financial Highlights	149

Notes to Financial Statements	164

Trustees and Officers of the STI Classic Funds	181

Additional Information	183

LETTER TO SHAREHOLDERS
September 30, 2007
Dear Valued Client:
Most major stock indexes moved modestly higher point-to-point in the third quarter, but it was far from a boring summer. Slowing economic momentum and significant credit market turbulence increased market volatility and prompted the Federal Reserve (the “Fed”) to cut the overnight federal funds rate by 50 basis points (0.50%) to 4.75%. Fixed-income markets rallied in response to the Fed ease as well as moderating core inflation and bond yields fell. The S&P 500 gained 2.02% and the Lehman Brothers U.S. Aggregate Index added 2.84% for the quarter while increasing 9.11% and 3.85%, respectively through nine months.
Economic momentum slowed in the third quarter following a moderate spring rebound. Intensified weakness in housing was perhaps the most visible barometer of the slowing, but an unexpected decline in the initial August employment report raised concerns that a recession might be either near or underway. However, consumer spending remained firm overall despite the rising headwinds, and combined with continued strength in export trade and capital spending, helped sustained growth. Core inflation remained in the Fed’s 1-2% comfort zone, despite record oil prices and further dollar declines.
Perhaps the most significant stress to the markets in the third quarter occurred when the well publicized troubles in the subprime mortgage markets spilled over into the short-term asset-backed commercial paper market. The contagion spread globally. Buyers, fearful of potential collateral impairment, backed away. Credit spreads rose in the broader bond market, but from very narrow levels. The Fed, seeing the markets become increasingly dysfunctional, stepped in first to cut the discount rate and then to lower the fed funds, as we mentioned.
The impact of the economic and financial events discussed above did not prevent a net equity advance during the quarter, but the markets did move decisively in the direction of quality and sustainability. Within the S&P 500, Consumer Discretionary and Financial stocks bore the brunt of the selling pressure, while Energy, Technology, and Industrials led the market higher. This trend favored the Growth style in the third quarter, while sluggish domestic growth and the weaker dollar helped Large-Caps and International outperform.
In the bond markets, the combination of Fed ease, ebbing economic momentum, and comfortable core inflation helped push the yield on the 10-year Treasury down below 4.6% from over 5% at midyear and all major sectors improved. But as in the stock market, bond investors showed a strong preference for higher quality. Treasury bonds outperformed while the High Yield sector lagged significantly. Credit spreads widened from relatively low levels and the yield curve steepened.
The turmoil and stress in the credit markets generally affected asset classes with significant leverage, and that included Hedge funds, where major styles lagged the broad equity and bond indexes. However, Commodities rose sharply during the quarter as continued demand for lower cost imports fueled global demand for commodities.
Looking ahead to the remainder of 2007 and into 2008, we see four key factors that we believe will drive market performance. The first is slower but positive growth. Despite firm economic growth in the third quarter, momentum continued to slow and economic “headwinds” such as higher energy prices and credit concerns increased. Even with these headwinds, we believe positive growth could help corporate profits maintain positive momentum. A second expectation is that core inflation may remain within the Fed’s unofficial 1-2% target range. Clearly upward pressure on energy prices is a concern but we see it more as a headwind to growth than a tailwind to inflation. A third factor in our outlook is the expectation that Federal Reserve policy has shifted in favor of accommodation and could remain in that mode for the next several quarters. Recent stability in the credit markets may allow the Fed to move more gradually in the coming months, but we expect a minimum of one or two more eases by early next year. Finally we believe equity valuations are reasonable and that the markets have been rational during the recent market turbulence.
As we mentioned in our previous letter, exciting changes have been taking place at Trusco Capital. We have seen these changes have an immediate and positive impact of the relative performance of several of our strategies. We hope to report more good news on that front in future letters.
We close this letter, as always, with thanks to you, our valued client. All of us at Trusco appreciate your support and confidence over the years, and we will strive to earn that trust again this year and the years to follow.
Sincerely,

David H. Eidson
President and CEO
Trusco Capital Management, Inc.

INDUSTRY ALLOCATION (As a percentage of Total Investments)
STI CLASSIC FUNDS September 30, 2007
(Unaudited)
Georgia Tax-Exempt Bond Fund

Municipal Bonds	98.8%
Money Market Funds	1.2%
High Grade Municipal Bond Fund

Municipal Bonds	93.7%
Money Market Funds	6.3%
High Income Fund

Corporate Bonds	70.4%
Short-Term Investments	11.7%
Bank Loans	11.4%
Repurchase Agreements	6.5%
Intermediate Bond Fund

U.S. Treasury Obligations	42.7%
Short-Term Investments	21.3%
Corporate Bonds	17.8%
Collateralized Mortgage Obligations	7.7%
U.S. Government Agency Mortgages	5.3%
Money Market Funds	3.6%
Asset Backed Securities	1.6%
Investment Grade Bond Fund

Corporate Bonds	28.5%
U.S. Treasury Obligations	27.6%
Short-Term Investments	20.2%
Collateralized Mortgage Obligations	12.8%
U.S. Government Agency Mortgages	6.8%
Asset Backed Securities	2.0%
U.S. Government Agencies	1.6%
Money Market Funds	0.5%
Investment Grade Tax-Exempt Bond Fund

Municipal Bonds	93.6%
Money Market Funds	6.4%
Limited Duration Fund

Asset Backed Securities	81.9%
Collateralized Mortgage Obligations	13.3%
Money Market Funds	4.8%
Limited-Term Federal Mortgage Securities Fund

U.S. Government Agency Mortgages	84.8%
Collateralized Mortgage Obligations	14.0%
Money Market Funds	1.2%
Maryland Municipal Bond Fund

Municipal Bonds	94.7%
Money Market Funds	5.3%
North Carolina Tax-Exempt Bond Fund

Municipal Bonds	97.3%
Money Market Funds	2.7%
Seix Floating Rate High Income Fund

Bank Loans	85.8%
Repurchase Agreements	9.4%
Corporate Bonds	4.8%
Seix High Yield Fund

Corporate Bonds	76.4%
Short-Term Investments	11.2%
Bank Loans	8.1%
Repurchase Agreements	4.0%
U.S. Treasury Obligations	0.3%
Short-Term Bond Fund

U.S. Government Agency Mortgages	21.0%
Collateralized Mortgage Obligations	19.2%
Short-Term Investments	16.8%
Corporate Bonds	15.2%
U.S. Treasury Obligations	14.3%
U.S. Government Agencies	7.2%
Asset Backed Securities	2.9%
Money Market Funds	2.1%
Master Notes	1.3%
Portfolio composition is subject to change.

INDUSTRY ALLOCATION (As a percentage of Total Investments)
STI CLASSIC FUNDS September 30, 2007
(Unaudited)
Short-Term U.S. Treasury Securties Fund

U.S. Treasury Obligations	67.2%
Short-Term Investments	31.8%
Money Market Funds	1.0%
Strategic Income Fund

Corporate Bonds	33.4%
Short-Term Investments	18.3%
U.S. Treasury Obligations	17.5%
Foreign Government Bonds	15.8%
Collateralized Mortgage Obligations	8.4%
Bank Loans	4.9%
Mutual Fund	0.8%
Asset Backed Securities	0.6%
Commercial Papers	0.3%
Total Return Bond Fund

U.S. Government Agency Mortgages	33.1%
U.S. Treasury Obligations	18.4%
Corporate Bonds	17.0%
Collateralized Mortgage Obligations	16.5%
Short-Term Investments	10.3%
Money Market Funds	2.7%
Asset Backed Securities	2.0%
Ultra-Short Bond Fund

U.S. Government Agency Mortgages	46.4%
Collateralized Mortgage Obligations	18.9%
Corporate Bonds	18.6%
U.S. Government Agencies	4.4%
Asset Backed Securities	3.1%
Commercial Papers	3.0%
Money Market Funds	2.8%
Short-Term Investments	1.5%
Master Notes	1.3%
U.S. Government Securities Fund

U.S. Government Agency Mortgages	45.6%
Short-Term Investments	19.8%
U.S. Treasury Obligations	19.5%
Collateralized Mortgage Obligations	10.4%
Money Market Funds	2.5%
U.S. Government Agencies	1.3%
Asset Backed Securities	0.9%
U.S. Government Securities Ultra-Short Bond Fund

U.S. Government Agency Mortgages	87.2%
U.S. Government Agencies	7.1%
Money Market Funds	4.0%
Short-Term Investments	1.7%
Virginia Intermediate Municipal Bond Fund

Municipal Bonds	99.3%
Money Market Funds	0.7%
Prime Quality Money Market Fund

Corporate Bonds	42.7%
Commercial Papers	32.3%
Certificates of Deposit	7.0%
Time Deposits	4.9%
Repurchase Agreements	4.1%
Money Market Funds	4.0%
Master Notes	2.9%
U.S. Government Agencies	2.1%
Tax-Exempt Money Market Fund

Municipal Bonds	96.7%
Money Market Funds	3.3%
U.S. Government Securities Money Market Fund

Repurchase Agreements	72.3%
U.S. Government Agencies	27.7%
U.S. Treasury Money Market Fund

Repurchase Agreements	100.0%
Virginia Tax-Free Money Market Fund

Municipal Bonds	96.9%
Money Market Funds	3.1%
Portfolio composition is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (102.7%)
Georgia (98.1%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,874
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,048
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	11,000	11,261
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	5,276
Atlanta Development Authority, Student Housing Facilities, Georgia State University, RB, 5.000%, 09/01/30, Callable 09/01/15 @ 100, XLCA	2,000	2,061
Atlanta Development Authority, Student Housing Facilities, Georgia State University, RB, 5.000%, 09/01/35, Callable 09/01/15 @ 100, XLCA	2,000	2,050
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	2,104
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	5,000	5,260
Barrow County, GO, 4.500%, 10/01/11, FGIC	1,255	1,301
Bartow County Georgia, GO, 4.500%, 08/01/13, MBIA	6,000	6,288
Georgia—continued
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,121
Burke County Development Authority Pollution Control, Vogtle Project, RB, 4.100%, 10/01/32(a)	2,190	2,190
Burke County Development Authority, Pollution Control, Vogtle Project, RB, 4.150%, 10/01/32(a)	11,038	11,037
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,073
Carrollton Payroll Development Authority, UWG Campus Center, RB, 5.250%, 08/01/27, Callable 8/01/14 @ 100, MBIA	1,000	1,056
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA	1,885	2,010
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC	1,000	989
Cherokee County School System, GO, 5.000%, 08/01/13, MBIA	1,000	1,076
Cobb County Development Authority, Kennesaw State University Project, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,250	2,327

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Georgia—continued
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,000	2,063
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	932
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	994
College Park Business & Industrial Development Authority, Civic Center Project, RB, 5.750%, 09/01/20, Prerefunded 09/01/10 @ 102, AMBAC	3,000	3,236
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	1,041
Dekalb County Public Safety & Judicial Facilities Authority, Public Safety & Judicial Facility Project, RB, 5.000%, 12/01/29, Callable 01/01/14 @ 101, County Guaranteed	1,000	1,036
Dekalb County, Water & Sewer, RB, 5.125%, 10/01/31, Prerefunded 10/01/10 @ 101	1,200	1,265
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 12/01/15 @ 100, AMBAC	1,390	1,484
Georgia—continued
Douglasville-Douglas County Water & Sewer Authority, RB, 5.000%, 06/01/28, Callable 12/01/15 @ 100, MBIA	2,000	2,076
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,205
Forsyth County Water & Sewer Authority, RB, 5.000%, 04/01/28, Callable 04/01/13 @ 100	1,700	1,748
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,372
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,000	1,025
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,543
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,557
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	1,029
Fulton County Water & Sewer, RB, 5.000%, 01/01/16, Callable 07/01/08 @ 101, FGIC	1,630	1,663

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Georgia—continued
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	2,078
Gainesville Redevelopment Authority, Educational Facilities, Riverside Military Academy, RB, 5.125%, 03/01/37, Callable 03/01/17 @ 100	4,100	3,883
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 05/21/07 @ 100, ETM	1,900	2,356
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,675	1,772
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/14, MBIA	3,000	3,240
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	2,854
Georgia State, Ser A, GO, 5.000%, 09/01/15	3,480	3,795
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,167
Gwinnett County Hospital Authority, Gwinnett Hospital Systems Project, Ser B, RB, Cl B, 5.000%, 10/01/24, Callable 10/01/14 @ 100	1,250	1,283
Gwinnett County, Public Schools Project, COP, 5.250%, 01/01/25, Prerefunded 01/01/14 @ 100, MBIA	1,500	1,630
Georgia—continued
Heard County Development Authority, Pollution Control, RB, 4.050%, 09/01/29(a)	2,049	2,049
Henry County Water & Sewer Authority, Refunding & Improvements, Ser A, RB, 5.375%, 02/01/13, MBIA	1,290	1,402
Henry County Water & Sewer, RB, 6.150%, 02/01/20, AMBAC	2,100	2,498
Laurens County Georgia Public Facilities Authority, RB, 5.000%, 07/01/11, MBIA	1,000	1,051
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Ser A, RB, 5.250%, 07/01/21, FGIC	1,000	1,110
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,595	3,925
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,703
Municipal Electric Authority of Georgia, Combustion, Ser A, RB, 5.000%, 11/01/24, Callable 11/01/07 @ 100, MBIA	2,000	2,002
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @100, MBIA	1,435	1,536
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,368
Oconee County Industrial Development Authority, OIIT Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100, XLCA	1,295	1,356

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Georgia—continued
Paulding County Courthouse, Government Complex Project, GO, 4.750%, 02/01/28, Callable 02/01/17 @ 100, FGIC	2,000	2,042
Paulding County School District, GO, 6.000%, 02/01/10, MBIA	1,000	1,055
Paulding County School District, Ser A, GO, 6.625%, 02/01/08	525	530
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	2,086
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,192
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.000%, 10/01/33, Callable 10/01/17 @ 100, AMBAC	8,000	8,203
Walker, Dade & Catoosa Counties, Hutcheson Medical Project, Ser A, RB, 5.500%, 10/01/08, Callable 10/01/07 @ 102, FSA	1,370	1,397
Washington County Georgia School District, GO, 4.250%, 12/01/10, LOC:
State Aid Withholding	1,665	1,702

		157,936

Puerto Rico (4.6%)
Puerto Rico Electric Power Authority, Ser SS, RB, 5.000%, 07/01/24, Callable 07/01/15 @ 100, MBIA	1,000	1,051
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	2,500	2,835
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Ser C, 5.500%, 07/01/23, AMBAC	1,000	1,137
Puerto Rico Municipal Finance Agency, Ser A, GO, 5.000%, 08/01/30, Callable 08/01/15 @ 100, FSA	2,300	2,395

		7,418

Total Municipal Bonds (Cost $163,092)		165,354

Money Market Funds (1.2%)
Federated Tax-Free Obligations Fund	1,801,083	1,801
SEI Tax Exempt Trust, Institutional Tax Free Fund	72,428	72

Total Money Market Funds (Cost $1,873)		1,873

Total Investments (Cost $164,965) (b)— 103.9%		167,227
Liabilities in excess of other assets — (3.9)%		(6,340)

Net Assets — 100.0%		$160,887

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Cost for federal income tax purposes is $165,468 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,244
Unrealized Depreciation	(485)

Unrealized Appreciation	$1,759

AMBAC	— Security insured by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security insured by Financial Guaranty Insurance Company

FSA	— Security insured by Financial Security Assurance

GO	— General Obligation

LOC	— Letter of Credit

MBIA	— Security insured by Municipal Bond Insurance Association

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

RAN	— Revenue Anticipation Note

RB	— Revenue Bond

Ser	— Series

XLCA	— Security insured by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (94.7%)
Alabama (4.2%)
Homewood Educational Building Authority, Samford University, Ser A, RB, 5.000%, 12/01/34, Callable 12/01/16 @ 100, MBIA	2,500	2,582
Jefferson County Sewer, Ser B-8, RB, 5.250%, 02/01/11, Callable 02/01/10 @ 100, FSA	4,500	4,665

		7,247
California (2.7%)
Los Angeles Unified School District, Ser B, GO, 5.000%, 07/01/20, Callable 07/01/17 @ 100, AMBAC	4,350	4,673
Florida (35.4%)
Brevard County School Board, COP, 5.500%, 07/01/17, Callable 07/01/12 @100, AMBAC	1,860	2,012
Brevard County School Board, COP, 5.500%, 07/01/18, Callable 07/01/12 @ 100, AMBAC	3,015	3,262
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, FGIC	1,000	1,064
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, FGIC	1,000	1,064
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,240
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/08 @ 101	1,000	1,021
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC	2,130	2,289
Florida—continued
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.375%, 06/01/15, Callable 06/01/12 @ 100	1,535	1,647
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,308
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,784
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC	2,130	2,214
Greater Orlando Aviation Authority, Airport Facilities, RB, AMT, 5.500%, 10/01/17, FGIC	1,810	1,997
Hillsborough County Industrial Development Authority, University Community Hospital Project, RB, 6.500%, 08/15/19, MBIA	145	173
Jacksonville Electric Authority, Electrical Systems Project, Ser 3-A, RB, 5.250%, 10/01/13, Callable 10/01/07 @ 101	1,000	1,010
Jacksonville Health Facilities Authority, Charity Obligation Group, Ser C, RB, 5.750%, 08/15/13, Prerefunded 08/15/11 @ 101	3,090	3,239
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,533
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,281
Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,654

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Florida—continued
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,085
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,137
Manatee County Improvement Project, RB, 5.000%, 10/01/23, Callable 10/01/14 @ 100, FGIC	2,095	2,180
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, MBIA	1,000	1,092
Orange County Tourist Development Tax Authority, RB, 5.500%, 10/01/11, Callable 10/1/09 @ 100, AMBAC	3,030	3,148
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,082
Palm Beach County School Board Authority, Ser C, COP, 5.500%, 08/01/14, Callable 08/01/12 @ 100, FSA	2,735	2,960
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%, 10/01/09, AMBAC	505	530
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/08 @ 102, MBIA	1,075	1,117
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,176
Polk County Utility Systems Authority, RB, 6.000%, 10/01/08, FGIC, ETM	985	996
Sarasota, GO, 5.000%, 07/01/32, Callable 07/01/17 @ 100, MBIA	3,000	3,096
Florida—continued
Tampa Guaranteed Entitlement Authority, RB, 6.000%, 10/01/18, AMBAC	500	563
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,759
Tampa, University of Tampa Project, RB, 5.000%, 04/01/28, Callable 04/01/16 @ 100, CIFG	5,000	5,164

		60,877
Illinois (7.4%)
Chicago Housing Authority, Capital Program, RB, 5.000%, 07/01/23, Callable 07/01/16 @ 100, FSA(a)	5,000	5,212
Illinois Municipal Electric Agency Power Supply, Ser A, RB, 5.250%, 02/01/23, FGIC	7,000	7,518

		12,730
Massachusetts (3.1%)
Massachusetts State, Consolidation Lien, Ser A, GO, 5.000%, 03/01/23, Prerefunded 03/01/15 @ 100, FSA	5,000	5,414

Minnesota (2.2%)
Minnesota State Highway, GO, 5.000%, 08/01/16	3,500	3,826

New Jersey (2.6%)
Tobacco Settlement Financing Corp., RB, 6.250%, 06/01/43, Prerefunded 06/01/13 @ 100	4,000	4,515

North Carolina (2.1%)
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100, MBIA	3,405	3,653

Pennsylvania (3.1%)
Allegheny County Airport Authority, Pittsburgh International Airport, Ser B, RB, AMT, 5.000%, 01/01/18, MBIA	5,000	5,258

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Puerto Rico (17.1%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,860	6,336
Puerto Rico Commonwealth Highway & Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	3,000	3,244
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax, Ser C, RB, 5.500%, 07/01/17, AMBAC	10,000	11,340
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	6,965	7,461
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/16, Callable 08/01/12 @ 100, FSA	1,020	1,093

		29,474
South Carolina (3.7%)
South Carolina State Public Service Authority, Ser B, RB, 5.000%, 01/01/19, MBIA	5,855	6,342

Texas (11.1%)
Kermit Independent School District, GO, 5.250%, 02/15/37, Callable 02/15/17 @ 100	4,000	4,209
North East Independent School District, GO, 5.000%, 08/01/33, Prerefunded 08/01/14 @ 100, MBIA	6,000	6,482
San Antonio, General Improvement, GO, 5.000%, 02/01/21, Callable 02/01/16 @ 100	3,805	4,006
Texas—continued
Texas State Transportation Commission, RB, 5.000%, 04/01/16	4,000	4,327

		19,024

Total Municipal Bonds (Cost $161,475)		163,033
Money Market Funds (6.4%)
Federated Tax-Free Obligations Fund	8,431,797	8,432
SEI Tax Exempt Trust, Institutional Tax Free Fund	2,605,083	2,605

Total Money Market Funds (Cost $11,037)		11,037

Total Investments (Cost $172,512) (b)— 101.1%		174,070
Liabilities in excess of other assets — (1.1)%		(1,897)

Net Assets — 100.0%		$172,173

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Cost for federal income tax purposes is $172,512 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,156
Unrealized Depreciation	(598)

Unrealized Appreciation	$1,558

AMBAC	— Security insured by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

CIFG	— Security insured by Capitalized Interest Financial Guaranty

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security insured by Financial Guaranty Insurance Company

FSA	— Security insured by Financial Security Assurance

GO	— General Obligation

MBIA	— Security insured by Municipal Bond Insurance Association

RB	— Revenue Bond

Ser	— Series

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (13.6%)
Commercial Services (2.8%)
Cengage Learning, Inc., 7.950%, 07/03/14(a)(b)	875	849
Merrill Corp., 11.629%, 10/01/13(a)(b)	1,000	970

		1,819
Diversified Financial Services (7.2%)
Cenveo Corp., 9.629%, 06/21/14(a)(b)	575	575
Clark American Corp., 0.000%, 04/01/14(a)(b)(f)	860	798
East Valley Tourist Development Authority, 10.860%, 08/06/14(a)(b)	1,400	1,385
First Data Corp., 0.000%, 09/24/14(a)(b)(f)	1,000	965
First Data Corp., 0.000%, 09/24/14(a)(b)(f)	1,000	963

		4,686
Health Care (0.8%)
Community Health Systems, Inc., 0.000%, 04/25/08(a)(b)(f)	550	547
Investment Company (1.5%)
Thermal North America, Inc., 7.950%, 10/27/08(a)(b)	977	968
Telecommunications (1.3%)
Wind Acquisition Holdings, 12.609%, 12/07/11(a)(b)	802	810

Total Bank Loans (Cost $8,852)		8,830

Corporate Bonds (83.6%)
Advertising (3.9%)
Affinion Group, Inc., 11.500%, 10/15/15, Callable 10/15/10 @ 105.75	520	546
Quebecor World Capital Corp., 8.750%, 03/15/16, Callable 03/15/11 @ 104.38(b)	35	32
Quebecor World, Inc., 9.750%, 01/15/15, Callable 01/15/11 @ 104.88(b)	1,040	996
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44(b)	555	563
Advertising—continued
Valassis Communication, 8.250%, 03/01/15, Callable 03/01/11 @ 104.13(c)	475	413

		2,550
Aerospace/Defense (0.3%)
Hawker Beechcraft Corp., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25(b)	205	210
Apparel (2.8%)
Hanesbrands, Inc., 8.784%, 12/15/14, Callable 12/15/08 @ 102(a)	255	254
Levi Strauss & Co., 8.875%, 04/01/16, Callable 04/01/11 @ 104.44(c)	1,500	1,545

		1,799
Auto Manufacturers (3.3%)
General Motors Corp., 8.375%, 07/15/33(c)	2,470	2,164
Auto Parts & Equipment (1.6%)
Goodyear Tire & Rubber Co. (The), 9.135%, 12/01/09(a)(b)	1,060	1,068
Beverages (0.2%)
Cott Beverages, Inc., 8.000%, 12/15/11, Callable 12/15/07 @ 102.67	155	153
Chemicals (3.1%)
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25(b)(c)	2,080	1,991
Commercial Services (6.9%)
Aramark Services, Inc., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25(c)	655	668
Aramark Services, Inc., 8.856%, 02/01/15, Callable 02/01/09 @ 102(a)	75	76
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	675	655
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	100	99
Deluxe Corp., Ser B, 5.125%, 10/01/14	225	193

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Commercial Services—continued
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25(c)	395	427
Seitel Acquisition Corp., 9.750%, 02/15/14	55	52
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/12 @ 103.25	330	334
United Rentals NA, Inc., 7.750%, 11/15/13, Callable 11/15/08 @ 103.88(c)	1,350	1,390
Visant Holdings Corp., 8.750%, 12/01/13, Callable 12/01/08 @ 106.563(c)	515	527

		4,421

Diversified Financial Services (8.8%)
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69(b)	235	221
Ford Motor Credit Co., 8.625%, 11/01/10	1,410	1,398
Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12, Callable 12/15/09 @ 104.94(b)	100	103
GMAC LLC, 6.625%, 05/15/12	300	280
GMAC LLC, 6.750%, 12/01/14	95	86
GMAC LLC, 8.000%, 11/01/31	685	672
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	440	484
Hexion US Finance Corp., 10.058%, 11/15/14, Callable 11/15/08 @ 102(a)	80	82
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	1,095	1,092
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	45	50
Level 3 Financing, Inc., 9.150%, 02/15/15, Callable 02/15/09 @ 102(a)	75	72
Diversified Financial Services—continued
Nielsen Finance LLC, 10.000%, 08/01/14, Callable 08/01/10 @ 105	580	613
NSG Holdings LLC, 7.750%, 12/15/25(b)	475	470
Snoqualmie Enterprise Authority, 9.125%, 02/01/15, Callable 02/01/11 @ 104.56(b)	45	44

		5,667

Diversified Minerals (0.8%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	435	512
Diversified Operations (1.8%)
Activant Solutions, Inc., 9.500%, 05/01/16, Callable 05/01/11 @ 104.75	990	871
Freeport-McMoRan Copper & Gold, Inc., 8.564%, 04/01/15, Callable 04/01/09 @ 102(a)	255	265

		1,136

Electric (8.3%)
Aquila, Inc., 12.073%, 07/01/12(c)	1,495	1,884
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50(b)	825	866
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	1,350	1,370
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	1,220	1,232

		5,352

Entertainment (0.4%)
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19(b)	90	99
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69(b)(c)	135	136

		235

Food (0.7%)
Smithfield Foods, Inc., 7.750%, 07/01/17	450	461

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Forest Products & Paper (2.1%)
Boise Cascade LLC, 8.231%, 10/15/12, Callable 08/21/12 @ 102(a)	600	600
Verso Paper Holdings, Ser B, 9.106%, 08/01/14, Callable 08/01/08 @ 102(a)	745	749

		1,349

Health Care (7.9%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(b)	885	909
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81(b)	1,635	1,745
Universal Hospital Services, Inc., 8.500%, 06/01/15, Callable 06/01/11 @ 104.25(b)	205	203
Universal Hospital Services, Inc., 8.759%, 06/01/15, Callable 06/01/09 @ 102(a)(b)	1,200	1,194
US Oncology, Inc., 10.750%, 08/15/14, Callable 08/15/09 @ 105.38	1,000	1,033

		5,084

Insurance (0.4%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	247
Leisure Time (1.5%)
Sabre Holdings Corp., 8.350%, 03/15/16	1,100	990
Lodging (1.4%)
Harrahs Operating Co., Inc., 5.750%, 10/01/17	1,215	930
Machinery Diversified (2.0%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	1,294
Media (8.7%)
Bonten Media Acquisition, 9.000%, 06/01/15, Callable 06/01/11 @ 104.50(b)	575	515
Clear Channel Communications, Inc., 7.650%, 09/15/10	135	134
EchoStar DBS Corp., 7.125%, 02/01/16	530	545
Media—continued
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	1,010	1,081
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,675	1,679
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	165	157
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88(b)	270	257
Univision Communications, 9.750%, 03/15/15, Callable 03/15/11 @ 104.88(b)(c)	1,275	1,243

		5,611

Miscellaneous Manufacturer (0.4%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	239	253
Oil & Gas (4.6%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	211
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	88
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63(b)	105	105
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	145	142
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13(b)	725	725
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25(b)	105	108
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	1,540	1,585

		2,964

Packaging & Containers (1.0%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75	650	668

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Pipelines (2.6%)
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25(b)	1,405	1,405
Williams Partners LP, 7.250%, 02/01/17	250	255

		1,660

Real Estate (0.8%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	75	74
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56(b)	440	419
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	20	19

		512

Semiconductors (1.0%)
Amkor Technologies, Inc., 7.125%, 03/15/11	160	155
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63(c)	180	182
Freescale Semiconductor, Inc., 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	70	68
Freescale Semiconductor, Inc., 10.125%, 12/15/16, Callable 12/15/11 @ 105.06(c)	265	246

		651

Telecommunication Services (5.7%)
Intelsat Subsidiary Holding Co. Ltd., 8.250%, 01/15/13, Callable 01/15/09 @ 104.13	215	218
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.438(b)	185	195
PanAmSat Corp., 9.000%, 06/15/16, Callable 06/15/11 @ 104.50	840	865
Telcordia Technologies, Inc., 9.110%, 07/15/12, Callable 07/15/08 @ 102(a)(b)	1,300	1,213
West Corp., 11.000%, 10/15/16, Callable 10/15/11 @ 105.50(c)	1,055	1,108
Telecommunication Services—continued
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	75	83

		3,682

Transportation (0.6%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75(b)	375	384

Total Corporate Bonds (Cost $53,725)		53,998
Short-Term Investment (13.9%)
Credit Suisse Flagship Fund (USA) LLC (d)	8,979,025	8,979

Total Short-Term Investment (Cost $8,979)		8,979

Repurchase Agreement (7.7%)
Merrill Lynch & Co., Inc., 4.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $4,964 (collateralized by U.S. Government Agencies; 5.500%-5.750%, due 02/15/34-10/15/34; total market value $5,061)	$4,962	4,962

Total Repurchase Agreement (Cost $4,962)		4,962

Total Investments (Cost $76,518) (e) — 118.8%		76,769
Liabilities in excess of other assets — (18.8)%		(12,149)

Net Assets — 100.0%		$64,620

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — concluded

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 41.5% of net assets as of September 30, 2007.

(c)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $8,579.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Cost for federal income tax purposes is $77,550 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$0
Unrealized Depreciation	(781)

Unrealized Depreciation	$(781)

(f)	This security has not settled as of September 30, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

Ser	— Series

At September 30, 2007, liquid assets totaling $3,524 in thousands, have been designated as collateral for open swap agreements.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Abitibi Consolidated, Inc.	JP Morgan	500	4.50	06/20/09	(53)
Charter Communications Holdings LLC	JP Morgan	1,000	5.15	09/20/10	(45)
Lennar Corp.	Morgan Stanley	(1,000)	3.15	12/20/12	7

					(91)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (2.1%)
Automobile ABS (0.5%)
Daimler Chrysler Auto Trust, Ser 2003-B, Cl A4, 6.500%, 11/15/13	2,195	2,276
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	390	387

		2,663

Collateralized Loan Obligations ABS (0.6%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 9.210%, 12/22/20(a)(b)	1,200	911
Marathon CLO Ltd., Ser 2005-2A, Cl D, 10.288%, 12/20/19(a)(b)	645	516
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20(a)(b)	1,750	1,744

		3,171

Credit Card ABS (0.7%)
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7, 5.750%, 07/15/20	1,593	1,600
Citibank Credit Card Master Trust I, Ser 1998-2, Cl A, 6.050%, 01/15/10	550	551
Discover Card Master Trust, Ser 2007-A1, Cl A1, 5.650%, 03/16/20	1,309	1,307

		3,458

Home Equity ABS (0.0%)
Contimortgage Home Equity Loan Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27	47	49
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1F, 7.962%, 09/15/29(a)	5	5
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31(a)	8	8

		62

Utility ABS (0.3%)
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	1,144	1,206
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	387	417

		1,623

Total Asset-Backed Securities (Cost $10,927)		10,977

Collateralized Mortgage Obligations (10.0%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	355	350
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	530	533
Banc of America Commercial Mortgage, Inc., Ser 2006-2, Cl A4, 5.930%, 05/10/45(a)	2,113	2,154
Banc of America Commercial Mortgage, Inc., Ser 2006-3, Cl A4, 5.889%, 07/10/44(a)	2,958	3,031
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2005-PW10, Cl A4, 5.405%, 12/11/40(a)	3,347	3,324
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	430	430
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,388	1,461
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44(a)	415	411
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4, 5.545%, 01/15/46(a)	275	273
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44(a)	3,892	3,803

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.176%, 08/25/36(a)	3,883	3,938
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,216	1,181
Fremont Home Loan Trust, Ser 2005-B, Cl 2A2, 5.331%, 04/25/35(a)	47	47
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,916	3,025
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.518%, 03/10/44(a)	360	358
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40	495	491
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.111%, 07/10/38(a)	3,082	3,178
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38(a)	1,688	1,706
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39(a)	375	375
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42(a)	891	859
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44(a)	2,636	2,606
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43(a)	560	571
Collateralized Mortgage Obligations—continued
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB16, Cl A4, 5.552%, 05/12/45	1,860	1,860
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43(a)	385	384
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4, 4.954%, 09/15/30	3,700	3,578
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30(a)	792	778
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.228%, 02/15/31	790	773
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4, 5.661%, 03/15/39(a)	1,624	1,640
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-1, Cl A4, 5.607%, 02/12/39(a)	2,348	2,347
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41(a)	790	778
Morgan Stanley Dean Witter Capital 1, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,580	2,690
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.385%, 10/15/44(a)	3,414	3,370
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45(a)	455	451

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	696	664

Total Collateralized Mortgage Obligations (Cost $52,412)		53,418

Corporate Bonds (23.0%)
Aerospace/Defense (0.3%)
United Technologies Corp., 4.875%, 05/01/15	1,400	1,348

Airlines (0.6%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	1,285	1,245
Southwest Airlines Co., Ser 07-1, 6.150%, 08/01/22	1,853	1,856

		3,101

Banks (1.7%)
Bank of America Corp., 7.400%, 01/15/11	3,697	3,934
UBS AG Stamford, 5.350%, 07/23/09(a)	2,810	2,808
Wachovia Corp., 5.300%, 10/15/11	2,035	2,044

		8,786

Beverages (0.4%)
SABMiller PLC, 6.200%, 07/01/11(c)	2,152	2,223

Building Materials (0.2%)
Lafarge SA, 6.150%, 07/15/11	1,215	1,239

Commercial Services (0.6%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	886	894
ERAC USA Finance Co., 5.600%, 05/01/15(c)	1,200	1,160
Xerox Corp., 5.500%, 05/15/12	945	936

		2,990

Computers (0.2%)
IBM Corp., 5.700%, 09/14/17	1,107	1,113

Computers—(continued)
Diversified Financial Services (7.1%)
ABX Financing Co., 5.750%, 10/15/16(c)	1,760	1,746
American Express Co., 6.150%, 08/28/17	1,669	1,684
CIT Group, Inc., 5.600%, 04/27/11	1,365	1,330
Citigroup, Inc., 5.125%, 05/05/14	1,770	1,724
Citigroup, Inc., 6.000%, 08/15/17	854	874
Credit Suisse (USA), Inc., 6.500%, 01/15/12	930	972
Fund American Cos., Inc., 5.875%, 05/15/13	2,060	2,031
General Electric Capital Corp., 4.250%, 01/15/08	5,400	5,383
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	2,030	1,938
Household Finance Corp., 4.125%, 12/15/08	3,310	3,274
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	895	875
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,971	1,962
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	475	471
Janus Capital Group, Inc., 5.875%, 09/15/11	845	842
Jefferies Group, Inc., 5.875%, 06/08/14	1,830	1,779
JPMorgan Chase & Co., 6.625%, 03/15/12	3,059	3,211
Lazard Group LLC, 7.125%, 05/15/15	2,375	2,399
Merrill Lynch & Co., Inc., 6.050%, 08/15/12	3,307	3,391
Morgan Stanley, 5.300%, 03/01/13	1,970	1,939

		37,825

Electric (2.7%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,754	1,747
Enel Finance International, 5.700%, 01/15/13(c)	4,349	4,382

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Electric—(continued)
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,096	2,098
Florida Power Corp., Ser A, 5.800%, 09/15/17	942	945
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	2,945	2,839
Nevada Power Co., Ser L, 5.875%, 01/15/15	530	518
Oncor Electric Delivery Co., 6.375%, 01/15/15	1,360	1,363
Union Electric Co., 5.400%, 02/01/16	750	717

		14,609

Insurance (0.8%)
American International Group, Ser G, 5.600%, 10/18/16	2,445	2,412
MetLife, Inc., 5.000%, 06/15/15	800	763
Travelers Cos., Inc. (The), 5.375%, 06/15/12	990	1,000

		4,175

Media (1.2%)
News America Holdings, Inc., 9.250%, 02/01/13	1,510	1,749
Time Warner Cable, Inc., 5.850%, 05/01/17	3,725	3,621
Time Warner, Inc., 5.500%, 11/15/11	825	824

		6,194

Miscellaneous Manufacturer (1.1%)
General Electric Co., 5.000%, 02/01/13	1,220	1,209
Kimberly-Clark Corp., 6.125%, 08/01/17	2,858	2,944
Siemens Financierings NV, 5.750%, 10/17/16(c)	1,485	1,498

		5,651

Oil & Gas (0.5%)
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	2,160	2,116
Oil & Gas—(continued)
Weatherford International Ltd., 4.950%, 10/15/13	535	512

		2,628

Pharmaceuticals (2.3%)
Astrazeneca PLC, 5.900%, 09/15/17(d)	5,021	5,097
Johnson & Johnson, 5.550%, 08/15/17	2,985	3,032
Merck & Co., Inc., 5.125%, 11/15/11	1,150	1,159
Schering-Plough, 6.000%, 09/15/17	2,616	2,628
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	520	505

		12,421

Pipelines (0.6%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,980	2,163
El Paso Natural Gas Co., 5.950%, 04/15/17(c)	590	576
Southern Natural Gas Co., 5.900%, 04/01/17(c)	495	482

		3,221

Retail (0.9%)
JC Penney Corp., Inc., 5.750%, 02/15/18	295	283
Wal-Mart Stores, Inc., 5.800%, 02/15/18	4,605	4,637

		4,920

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	415	396

Telecommunication Services (1.7%)
AT&T, Inc., 5.100%, 09/15/14	1,870	1,810
Cisco Systems, Inc., 5.500%, 02/22/16	1,960	1,947
Comcast Corp., 4.950%, 06/15/16	1,015	940
Rogers Wireless, Inc., 7.500%, 03/15/15	925	991
Verizon Communications, Inc., 5.550%, 02/15/16	975	965

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Telecommunication Services—continued
Vodafone Group PLC, 5.500%, 06/15/11	2,620	2,627

		9,280

Total Corporate Bonds (Cost $122,755)		122,120

U.S. Government Agency Mortgages (6.9%)
Fannie Mae (2.1%)
5.725%, 03/01/12	213	218
6.260%, 05/01/12	303	316
5.000%, 07/25/24	1,492	1,491
5.000%, 01/25/34	1,375	1,289
5.500%, 02/01/35	1,248	1,227
5.500%, 01/25/36	1,330	1,291
5.397%, 06/25/36	2,995	3,012
5.716%, 05/01/37(a)	2,652	2,675

		11,519

Freddie Mac (4.3%)
6.500%, 08/01/08	18	18
5.000%, 09/15/18	1,183	1,179
5.000%, 08/15/25	1,899	1,900
5.500%, 07/15/27	1,778	1,789
5.500%, 11/15/28	3,189	3,210
5.500%, 05/15/29	3,346	3,367
5.500%, 01/15/30	5,241	5,275
5.500%, 07/15/36	2,525	2,462
5.000%, 07/15/37	3,644	3,583

		22,783

Government National Mortgage Association (0.5%)
6.378%, 10/16/20(a)	145	147
4.449%, 03/16/25	321	317
4.811%, 05/16/27	429	426
4.271%, 01/16/28	393	386
3.760%, 09/16/28	426	415
4.300%, 07/16/29	188	185
5.373%, 02/16/31(a)	400	398
5.269%, 03/16/37(a)	400	395

		2,669

Total U.S. Government Agency Mortgages (Cost $36,525)		36,971

U.S. Treasury Obligations (55.0%)
U.S. Treasury Notes (55.0%)
4.750%, 02/15/10(d)	47,966	48,783
4.000%, 04/15/10(d)	94,893	94,900
4.250%, 10/15/10(d)	55,921	56,275
4.625%, 10/31/11	31,367	31,926
U.S. Treasury Notes—continued
4.500%, 04/30/12(d)	31,641	32,029
4.125%, 08/31/12(d)	26,190	26,083
4.750%, 08/15/17(d)	2,656	2,692

Total U.S. Treasury Obligations (Cost $289,572)		292,688

Short-Term Investment (27.5%)
Credit Suisse Flagship Fund (USA) LLC(e)	146,144,836	146,145

Total Short Term Investment (Cost $146,145)		146,145

Money Market Fund (4.6%)
STI Classic Institutional Cash Management Money Market Fund(f)	24,531,783	24,532

Total Money Market Fund (Cost $24,532)		24,532

Total Investments (Cost $682,868)(g) — 129.1%		686,851
Liabilities in excess of other assets (29.1)%		(154,784)

Net Assets 100.0%		$532,067

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2007 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percent of
Description	Date	($)	($)	($)	Net Assets(%)

Commercial Industrial Finance Corp.	07/20/07	854	1,200	911	0.17
Marathon CLO Ltd.	07/19/07	516	645	516	0.10
Muir Grove CLO Ltd.	09/25/07	1,744	1,750	1,744	0.33

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.9% of net assets as of September 30, 2007.

(d)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $141,048.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

(g)	Cost for federal income tax purposes is $684,358 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$3,875
Unrealized Depreciation	(1,382)

Unrealized Appreciation	$2,493

Cl	— Class

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

Ser	— Series

At September 30, 2007, liquid assets totaling $116,892, in thousands have been designated as collateral for open swap agreements.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Dow Jones CDX Indices; Series 7	Merrill Lynch	3,705	0.59	12/20/16	37
Dow Jones CDS Indices; Series 7	Bank of America	1,860	0.60	06/20/17	62
Dow Jones CDX Indices; Series 7	Credit Suisse First Boston	1,270	0.65	12/20/16	19
Dow Jones CDX Indices; Series 7	Merrill Lynch	790	0.60	06/20/17	28
North America High Yield Index; Series 8	Merrill Lynch	25,770	2.75	06/20/12	(197)
Bear Stearns Cos., Inc. (The)	J.P. Morgan	(620)	1.29	09/20/17	(20)
Brunswick Corp.	Merrill Lynch	(500)	1.20	03/20/17	(2)
Brunswick Corp.	Merrill Lynch	(120)	1.15	03/20/17	—
Carnival Corp.	J.P. Morgan	(790)	0.70	09/20/17	(7)
Centex Corp.	Credit Suisse First Boston	(620)	2.65	09/20/17	12
Dow Chemical Co.	Barclays Bank PLC	(620)	0.67	09/20/17	(8)
Gannett Co.	Citibank N.A.	(500)	0.83	06/20/17	4
Gannett Co.	Citibank N.A.	(120)	0.81	06/20/17	1
IStar Financial, Inc.	Citibank N.A.	(500)	0.88	03/20/17	42
IStar Financial, Inc.	Citibank N.A.	(120)	0.70	03/20/17	12
MBIA, Inc.	Credit Suisse First Boston	(620)	0.88	09/20/17	(9)
MBIA, Inc.	Bank of America	(635)	1.35	09/20/17	12
Wells Fargo & Co.	J.P. Morgan	(500)	0.19	06/20/17	4
Wells Fargo & Co.	J.P. Morgan	(120)	0.22	06/20/17	1
Weyerhaeuser Co.	Citibank N.A.	(500)	.098	03/20/11	2
Weyerhaeuser Co.	Citibank N.A.	(120)	1.05	03/20/11	—
Yum Brands, Inc.	Barclays Bank PLC	(620)	1.06	09/20/17	(18)

					($25)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Intermediate Bond Fund — continued

At September 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	12/20/07	1,244	1,069	1,100	(31)
Australian Dollar	12/24/07	1,229	1,055	1,086	(31)
Australian Dollar	12/31/07	1,219	1,061	1,077	(16)
Brazilian Real	10/23/07	1,834	944	999	(55)
Brazilian Real	11/06/07	3,760	1,946	2,045	(99)
Brazilian Real	11/27/07	1,021	516	554	(38)
Brazilian Real	11/27/07	1,020	516	553	(37)
Brazilian Real	11/30/07	1,037	515	563	(48)
Brazilian Real	12/10/07	821	415	445	(30)
Brazilian Real	12/14/07	2,037	1,056	1,104	(48)
Brazilian Real	12/24/07	1,983	1,054	1,074	(20)
Chilean Peso	11/06/07	515,543	988	1,009	(21)
Chinese Yuan Renminbi	07/21/08	7,048	978	986	(8)
Chinese Yuan Renminbi	07/21/08	10,590	1,469	1,482	(13)
Euro	12/10/07	379	524	540	(16)
Euro	12/18/07	760	1,072	1,085	(13)
Hungarian Forint	12/14/07	192,423	1,044	1,090	(46)
Hungarian Forint	12/18/07	194,742	1,055	1,103	(48)
Israeli Shekel	10/26/07	6,230	1,455	1,553	(98)
Israeli Shekel	11/06/07	4,273	994	1,065	(71)
Israeli Shekel	11/08/07	2,149	501	536	(35)
Israeli Shekel	11/13/07	4,227	990	1,054	(64)
Israeli Shekel	11/13/07	2,135	500	532	(32)
India Rupee	01/25/08	39,646	965	993	(28)
Japanese Yen	10/23/07	595,729	4,935	5,201	(266)
Japanese Yen	12/11/07	117,912	1,050	1,036	14
Japanese Yen	12/20/07	120,638	1,052	1,060	(8)
Japanese Yen	12/26/07	119,384	1,042	1,050	(8)
Korean Won	12/17/07	969,675	1,046	1,065	(19)
Mexican Nuevo Peso	10/18/07	15,894	1,467	1,452	15
Mexican Nuevo Peso	10/25/07	10,699	974	977	(3)
Mexican Nuevo Peso	11/23/07	11,291	1,012	1,029	(17)
Mexican Nuevo Peso	12/11/07	5,853	525	533	(8)
Malaysian Ringgit	10/16/07	8,264	2,393	2,428	(35)
Malaysian Ringgit	12/11/07	1,836	525	541	(16)
Malaysian Ringgit	12/17/07	3,627	1,047	1,069	(22)
Norwegian Krone	12/13/07	5,963	1,058	1,106	(48)
New Zealand Dollar	11/14/07	681	500	514	(14)
New Zealand Dollar	11/14/07	675	500	509	(9)
New Zealand Dollar	11/14/07	704	500	531	(31)
New Zealand Dollar	11/23/07	740	510	558	(48)
New Zealand Dollar	11/30/07	723	510	545	(35)
New Zealand Dollar	11/30/07	742	515	559	(44)
New Zealand Dollar	12/07/07	605	415	455	(40)
New Zealand Dollar	12/10/07	607	415	457	(42)
New Zealand Dollar	12/11/07	769	525	579	(54)
New Zealand Dollar	12/21/07	1,452	1,069	1,091	(22)
New Zealand Dollar	12/27/07	1,447	1,067	1,087	(20)
New Zealand Dollar	12/31/07	1,439	1,060	1,080	(20)
Phillippine Peso	10/12/07	110,740	2,458	2,460	(2)
Phillippine Peso	10/25/07	110,062	2,393	2,444	(51)
Phillippine Peso	12/14/07	48,804	1,047	1,082	(35)
Phillippine Peso	12/19/07	48,530	1,070	1,076	(6)
Phillippine Peso	12/19/07	48,530	1,072	1,076	(4)
Turkish Lira	10/18/07	1,293	983	1,068	(85)
Turkish Lira	10/19/07	1,925	1,501	1,590	(89)
Turkish Lira	10/26/07	1,901	1,442	1,566	(124)
Turkish Lira	11/06/07	649	493	533	(40)
Turkish Lira	11/13/07	1,324	990	1,084	(94)
Turkish Lira	11/13/07	661	500	541	(41)
Turkish Lira	11/13/07	677	500	554	(54)
Turkish Lira	11/21/07	1,410	1,007	1,152	(145)
Turkish Lira	11/28/07	696	510	567	(57)
Turkish Lira	11/28/07	698	510	569	(59)
Turkish Lira	12/07/07	695	520	565	(45)
Turkish Lira	12/12/07	1,387	1,069	1,125	(56)

Total Short Contracts			$66,459	$69,192	$(2,733)

Long:
Australian Dollar	12/20/07	1,244	1,055	1,100	45
Australian Dollar	12/24/07	1,229	1,060	1,087	27
Australian Dollar	12/31/07	1,219	1,060	1,077	17
Brazilian Real	10/23/07	1,834	980	999	19
Brazilian Real	11/06/07	1,872	990	1,018	28
Brazilian Real	11/06/07	573	300	312	12
Brazilian Real	11/06/07	379	200	206	6
Brazilian Real	11/06/07	936	495	509	14
Brazilian Real	11/27/07	1,032	515	560	45
Brazilian Real	11/27/07	1,009	505	548	43
Brazilian Real	11/30/07	1,037	520	562	42
Brazilian Real	12/10/07	821	414	445	31
Brazilian Real	12/14/07	2,037	1,055	1,104	49
Brazilian Real	12/24/07	1,983	1,055	1,073	18
Brazilian Real	12/26/07	1,993	1,060	1,079	19
Chilean Peso	11/06/07	515,543	990	1,009	19
Chinese Yuan Renminbi	07/21/08	7,048	975	986	11
Chinese Yuan Renminbi	07/21/08	10,590	1,465	1,482	17
Euro	12/10/07	379	520	541	21
Euro	12/18/07	760	1,055	1,085	30
Hungarian Forint	12/14/07	192,423	1,050	1,090	40
Hungarian Forint	12/18/07	194,742	1,066	1,103	37
Indonesia Rupiah	12/31/07	9,688,400	1,060	1,053	(7)
Israeli Shekel	10/26/07	4,144	985	1,033	48
Israeli Shekel	10/26/07	2,086	495	520	25
Israeli Shekel	11/06/07	4,273	990	1,065	75

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Intermediate Bond Fund — concluded

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Israeli Shekel	11/08/07	2,149	500	536	36
Israeli Shekel	11/13/07	6,362	1,508	1,586	78
India Rupee	01/25/08	39,646	985	993	8
Japanese Yen	10/23/07	595,729	4,985	5,201	216
Japanese Yen	12/11/07	59,148	525	519	(6)
Japanese Yen	12/11/07	58,764	525	516	(9)
Japanese Yen	12/20/07	120,638	1,055	1,061	6
Japanese Yen	12/26/07	119,384	1,055	1,050	(5)
Korean Won	12/17/07	969,675	1,050	1,064	14
Mexican Nuevo Peso	10/18/07	15,894	1,470	1,452	(18)
Mexican Nuevo Peso	10/25/07	10,699	985	977	(8)
Mexican Nuevo Peso	11/23/07	11,291	1,015	1,029	14
Mexican Nuevo Peso	12/11/07	5,853	524	533	9
Malaysian Ringgit	10/16/07	8,264	2,410	2,428	18
Malaysian Ringgit	12/11/07	1,836	525	541	16
Malaysian Ringgit	12/17/07	3,627	1,050	1,069	19
Norwegian Krone	12/13/07	5,963	1,050	1,106	56
Norwegian Krone	12/20/07	5,933	1,055	1,100	45
New Zealand Dollar	11/14/07	1,030	693	777	84
New Zealand Dollar	11/14/07	1,030	694	777	83
New Zealand Dollar	11/23/07	740	513	558	45
New Zealand Dollar	11/30/07	723	504	545	41
New Zealand Dollar	11/30/07	742	518	558	40
New Zealand Dollar	12/07/07	605	413	455	42
New Zealand Dollar	12/10/07	607	416	457	41
New Zealand Dollar	12/11/07	769	530	579	49
New Zealand Dollar	12/21/07	1,452	1,055	1,092	37
New Zealand Dollar	12/27/07	1,447	1,060	1,087	27
New Zealand Dollar	12/31/07	1,439	1,060	1,081	21
Phillippine Peso	10/12/07	110,740	2,410	2,460	50
Phillippine Peso	10/25/07	110,062	2,465	2,444	(21)
Phillippine Peso	12/14/07	48,804	1,050	1,082	32
Phillippine Peso	12/19/07	97,060	2,110	2,152	42
Russian Rouble	12/26/07	26,601	1,060	1,065	5
Turkish Lira	10/18/07	1,293	980	1,069	89
Turkish Lira	10/19/07	1,925	1,465	1,590	125
Turkish Lira	10/26/07	1,901	1,480	1,566	86
Turkish Lira	11/06/07	649	495	533	38
Turkish Lira	11/13/07	1,330	918	1,090	172
Turkish Lira	11/13/07	1,330	925	1,090	165
Turkish Lira	11/21/07	1,410	1,015	1,152	137
Turkish Lira	11/28/07	1,394	1,026	1,136	110
Turkish Lira	12/07/07	695	520	565	45
Turkish Lira	12/12/07	1,387	1,050	1,125	75

Total Long Contracts			$70,612	$73,492	$2,880

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (2.5%)
Automobile ABS (0.7%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	2,568	2,547

Collateralized Loan Obligations ABS (0.7%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 9.210%, 12/22/20(a)(b)	960	729
Marathon CLO Ltd., Ser 2005-2A, Cl D, 10.288%, 12/20/19(a)(b)	515	412
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20(a)(b)	1,450	1,445

		2,586

Credit Card ABS (0.8%)
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7, 5.750%, 07/15/20	1,170	1,176
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7, 4.150%, 07/07/17	1,000	922
Discover Card Master Trust, Ser 2007-A1, Cl A1, 5.650%, 03/16/20	942	940

		3,038

Utility ABS (0.3%)
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	839	885
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	295	318

		1,203

Total Asset-Backed Securities (Cost $9,295)		9,374

Collateralized Mortgage Obligations (15.9%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,375	2,340
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	1,675	1,686
Collateralized Mortgage Obligations—continued
Banc of America Commerical Mortgage, Inc., Ser 2006-2, Cl A4, 5.930%, 05/10/45(a)	1,674	1,706
Banc of America Commerical Mortgage, Inc., Ser 2006-3, Cl A4, 5.889%, 07/10/44(a)	2,342	2,399
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	1,385	1,386
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,028	1,082
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44(a)	2,995	2,968
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44(a)	3,082	3,012
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.176%, 08/25/36(a)	3,004	3,047
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	933	905
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,159	2,239
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.518%, 03/10/44(a)	2,450	2,438
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40	2,943	2,921
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.111%, 07/10/38(a)	2,439	2,515
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38(a)	4,556	4,606
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39(a)	1,200	1,201
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42(a)	701	676

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44(a)	2,115	2,091
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43(a)	1,865	1,901
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB16, Cl A4, 5.552%, 05/12/45	1,480	1,480
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43(a)	1,235	1,231
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30(a)	878	862
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.228%, 02/15/31	2,430	2,376
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4, 5.661%, 03/15/39(a)	1,340	1,354
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-1, Cl A4, 5.607%, 02/12/39(a)	1,860	1,859
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41(a)	2,705	2,663
Morgan Stanley Dean Witter Capital 1, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	1,890	1,971
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.385%, 10/15/44(a)	2,696	2,661
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45(a)	2,985	2,961
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	530	505

Collateralized Mortgage Obligations—continued
Total Collateralized Mortgage Obligations (Cost $60,453)		61,042

Corporate Bonds (35.3%)
Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	1,650	1,643
United Technologies Corp., 4.875%, 05/01/15	1,430	1,376

		3,019

Airlines (0.7%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	1,425	1,381
Southwest Airlines Co., Ser 07-1, 6.150%, 08/01/22	1,487	1,489

		2,870

Auto Manufacturers (0.5%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	1,475	1,828

Banks (2.3%)
Bank of America Corp., 7.400%, 01/15/11	3,883	4,132
UBS AG Stamford, 5.350%, 07/23/09(a)	2,450	2,448
Wachovia Corp., 5.300%, 10/15/11	2,280	2,291

		8,871

Beverages (1.1%)
Anheuser-Busch Cos., Inc., 6.450%, 09/01/37	1,904	1,979
SABMiller PLC, 6.200%, 07/01/11(c)	2,155	2,226

		4,205

Building Materials (0.5%)
Lafarge SA, 6.150%, 07/15/11	1,155	1,178
Martin Marietta Materials, Inc., 6.250%, 05/01/37	975	920

		2,098

Chemicals (0.4%)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,585	1,448

Commercial Services (0.8%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	716	723

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Commercial Services—continued
ERAC USA Finance Co., 5.600%, 05/01/15(c)	1,335	1,291
Xerox Corp., 5.500%, 05/15/12	1,055	1,045

		3,059

Computers (0.5%)
Dell, Inc., 7.100%, 04/15/28	515	547
IBM Corp., 5.700%, 09/14/17	910	915
IBM Corp., 5.875%, 11/29/32(d)	395	388

		1,850

Diversified Financial Services (8.5%)
ABX Financing Co., 6.350%, 10/15/36(c)	1,015	984
American Express Co., 6.150%, 08/28/17	1,381	1,394
CIT Group, Inc., 5.600%, 04/27/11	1,705	1,661
Citigroup, Inc., 5.125%, 05/05/14	715	696
Citigroup, Inc., 6.000%, 08/15/17	724	741
Citigroup, Inc., 5.850%, 12/11/34	630	608
Credit Suisse (USA), Inc., 6.500%, 01/15/12	805	841
Fund American Cos., Inc., 5.875%, 05/15/13	2,610	2,573
General Electric Capital Corp., 6.150%, 08/07/37	1,781	1,828
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	2,390	2,281
HSBC Holdings PLC, 7.625%, 05/17/32	900	1,011
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	790	773
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,601	1,594
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	530	525
Janus Capital Group, Inc., 5.875%, 09/15/11	910	907
Jefferies Group, Inc., 6.450%, 06/08/27	1,220	1,146
JPMorgan Chase & Co., 6.625%, 03/15/12	3,197	3,356
Lazard Group LLC, 7.125%, 05/15/15	2,705	2,732
Diversified Financial Services—continued
Merrill Lynch & Co., Inc., 5.770%, 07/25/11	2,430	2,461
Merrill Lynch & Co., Inc., 6.050%, 08/15/12	2,769	2,839
Morgan Stanley, 5.300%, 03/01/13	1,755	1,727

		32,678

Electric (4.8%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,353	1,347
Duke Energy Carolinas LLC, 6.100%, 06/01/37	2,910	2,856
Enel Finance International, 6.800%, 09/15/37(c)	1,741	1,773
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,676	1,677
Florida Power Corp., 6.350%, 09/15/37	446	455
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,515	1,471
Nevada Power Co., Ser L, 5.875%, 01/15/15	530	518
Nevada Power Co., Ser R, 6.750%, 07/01/37	1,130	1,136
Oncor Electric Delivery Co., 7.000%, 05/01/32	995	1,002
Pacific Gas & Electric Co., 6.050%, 03/01/34(d)	1,660	1,630
Public Service Colorado, Ser 17, 6.250%, 09/01/37	907	921
Union Electric Co., 5.400%, 02/01/16	830	793
Virginia Electric & Power Co., Ser A, 6.000%, 05/15/37	1,995	1,908
Wisconsin Power & Light Co., 6.375%, 08/15/37	922	939

		18,426

Insurance (1.1%)
American International Group, Ser G, 5.600%, 10/18/16	2,840	2,803
Metlife, Inc., 5.700%, 06/15/35	340	314
Travelers Cos., Inc. (The), 5.375%, 06/15/12	1,120	1,131

		4,248

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Machinery Diversified (0.1%)
Caterpillar, Inc., 6.050%, 08/15/36	295	295

Media (1.5%)
News America Holdings, Inc., 6.200%, 12/15/34	790	744
Time Warner Cable, Inc., 5.850%, 05/01/17	4,140	4,025
Time Warner, Inc., 6.500%, 11/15/36(d)	975	940

		5,709

Miscellaneous Manufacturer (2.1%)
General Electric Co., 5.000%, 02/01/13	4,270	4,233
Kimberly-Clark Corp., 6.125%, 08/01/17	2,486	2,560
Siemens Financierings NV, 6.125%, 08/17/26(c)	1,170	1,175

		7,968

Oil & Gas (1.5%)
Apache Corp., 6.000%, 01/15/37	955	919
ConocoPhillips, 5.900%, 10/15/32	700	687
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	1,155	1,026
Weatherford International, Inc., 6.500%, 08/01/36	1,065	1,049
Western Oil Sands, Inc., 8.375%, 05/01/12	1,773	1,957

		5,638

Pharmaceuticals (2.2%)
AstraZeneca PLC, 6.450%, 09/15/37	2,826	2,930
Johnson & Johnson, 5.550%, 08/15/17	2,510	2,550
Merck & Co., Inc., 5.125%, 11/15/11	1,125	1,134
Schering-Plough Corp., 6.550%, 09/15/37	1,376	1,404
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	715	679

		8,697

Pipelines (1.2%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,385	1,513
Colonial Pipeline Co., 6.375%, 08/01/37(c)	1,953	1,952
El Paso Natural Gas Co., 5.950%, 04/15/17(c)	650	635
Southern Natural Gas Co., 5.900%, 04/01/17(c)	535	521

		4,621

Retail (1.6%)
JC Penney Corp., Inc., 5.750%, 02/15/18	330	317
Wal-Mart Stores, Inc., 5.250%, 09/01/35	575	504
Wal-Mart Stores, Inc., 6.500%, 08/15/37	5,239	5,437

		6,258

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	430	410

Telecommunication Services (3.0%)
AT&T, Inc., 5.100%, 09/15/14	1,800	1,742
AT&T, Inc., 6.450%, 06/15/34	1,100	1,116
Cisco Systems, Inc., 5.500%, 02/22/16	2,225	2,210
Comcast Corp., 6.450%, 03/15/37(d)	995	982
Rogers Wireless, Inc., 7.500%, 03/15/15	1,035	1,109
Verizon Communications, Inc., 5.550%, 02/15/16	1,555	1,540
Vodafone Group PLC, 5.500%, 06/15/11(d)	2,865	2,872

		11,571

Total Corporate Bonds (Cost $136,063)		135,767

U.S. Government Agencies (2.0%)
Fannie Mae (0.4%)
3.250%, 02/15/09	1,000	984
5.125%, 01/02/14	500	505

		1,489

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

U.S. Government Agencies—continued
Federal Home Loan Bank (1.4%)
4.989%, 03/03/08(a)	2,500	2,499
5.040%, 03/24/08, Callable 12/24/07 @100 (a)	2,000	1,991
5.000%, 05/08/18, Callable 11/08/07 @100	1,000	992

		5,482

Freddie Mac (0.2%)
4.050%, 11/17/09	700	695

Total U.S. Government Agencies (Cost $7,666)		7,666

U.S. Government Agency Mortgages (8.5%)
Fannie Mae (2.6%)
5.000%, 07/25/24	1,121	1,120
5.000%, 01/25/34	1,150	1,079
5.500%, 02/01/35	1,466	1,441
5.500%, 01/25/36	1,021	991
5.397%, 06/25/36	3,322	3,341
5.713%, 05/01/37(a)	2,044	2,062

		10,034

Freddie Mac (5.8%)
5.000%, 09/15/18	893	890
5.000%, 08/15/25	1,436	1,437
5.500%, 07/15/27	1,980	1,993
5.500%, 11/15/28	3,543	3,565
5.500%, 05/15/29	3,699	3,723
5.500%, 01/15/30	5,824	5,861
5.500%, 07/15/36	1,870	1,823
5.000%, 07/15/37	2,923	2,874

		22,166

Government National Mortgage Association (0.1%)
7.000%, 04/15/13	167	173
7.000%, 08/15/14	103	106
7.000%, 05/15/31	56	58

		337

Total U.S. Government Agency
Mortgages (Cost $32,093)		32,537

U.S. Treasury Obligations (34.2%)
U.S. Treasury Bond (1.1%)
4.750%, 02/15/37	4,443	4,381

U.S. Treasury Notes (33.1%)
4.750%, 02/15/10	22,064	22,440
4.000%, 04/15/10	42,790	42,792
U.S. Treasury Notes—(continued)
4.250%, 10/15/10	13,681	13,768
4.500%, 04/30/12	26,968	27,299
4.125%, 08/31/12	20,429	20,346
4.750%, 08/15/17	502	509

		127,154

Total U.S. Treasury Obligations (Cost $129,660)		131,535

Short-Term Investment (25.1%)
Credit Suisse Flagship Fund (USA) LLC(e)	96,666,439	96,666

Total Short-Term Investment (Cost $96,666)		96,666

Money Market Fund (0.6%)
STI Classic Institutional Cash Management Money Market Fund(f)	2,462,072	2,462

Total Money Market Fund (Cost $2,462)		2,462

Total Investments (Cost $474,358) (g) — 124.1%		477,049
Liabilities in excess of other assets (24.1)%		(92,656)

Net Assets 100.0%		$384,393

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2007 are identified below (in thousands):

Security	Acquisition	Cost	Par	Value	Percent of
Description	Date	($)	($)	($)	Net Assets(%)

Commercial Industrial Finance Corp.	07/20/07	683	960	729	0.19
Marathon CLO Ltd.	07/19/07	412	515	412	0.11
Muir Grove CLO Ltd.	09/25/07	1,445	1,450	1,445	0.37

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.79% of net assets as of September 30, 2007.

(d)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $93,240.

(e)	This security was purchased with cash collateral held from securities lending.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Investment Grade Bond Fund — continued

(f)	Affiliate investment.

(g)	Cost for federal income tax purposes is $475,674 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$3,156
Unrealized Depreciation	(1,781)

Unrealized Appreciation	$1,375

Cl	— Class

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

At September 30, 2007, liquid assets totaling $60,856, in thousands have been designated as collateral for open swap agreements.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Dow Jones CDX Indices; Series 7	Merrill Lynch	4,475	0.59	12/20/16	30
Dow Jones CDX Indices; Series 7	Bank of America	2,220	0.60	06/20/17	74
Dow Jones CDX Indices; Series 7	Credit Suisse First Boston	1,140	0.65	12/20/16	21
Dow Jones CDX Indices; Series 7	Merrill Lynch	645	0.60	06/20/17	23
North America High Yield Index; Series 8	Merrill Lynch	1,912	2.75	06/20/12	(146)
Bear Stearns Cos., Inc. (The)	Bank of America	(740)	1.29	09/20/17	(24)
Brunswick Corp.	Merrill Lynch	(740)	1.15	03/20/17	(1)
Carnival Corp.	J.P. Morgan	(645)	0.70	09/20/17	(6)
Centex Corp.	Credit Suisse First Boston	(740)	2.65	09/20/17	15
Dow Chemical Co.	Barclays Bank PLC	(740)	0.67	09/20/17	(10)
Gannett Co.	Citibank N.A.	(740)	0.81	06/20/17	7
IStar Financial, Inc.	Citibank N.A.	(740)	0.70	03/20/17	71
MBIA, Inc.	Credit Suisse First Boston	(705)	0.88	09/20/17	14
MBIA, Inc.	Bank of America	(740)	1.35	09/20/17	(11)
Wells Fargo & Co.	J.P. Morgan	(740)	0.22	06/20/17	5
Weyerhaeuser Co.	Citibank N.A.	(740)	1.05	03/20/17	—
Yum Brands, Inc.	Barclays Bank PLC	(740)	1.06	09/20/17	(21)

					41

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Investment Grade Bond Fund — continued

At September 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	12/20/07	932	801	824	(23)
Australian Dollar	12/24/07	915	785	808	(23)
Australian Dollar	12/31/07	897	780	792	(12)
Brazilian Real	10/23/07	1,459	752	795	(43)
Brazilian Real	11/05/07	1,466	775	798	(23)
Brazilian Real	11/06/07	2,955	1,530	1,608	(78)
Brazilian Real	11/27/07	790	400	429	(29)
Brazilian Real	11/27/07	791	399	429	(30)
Brazilian Real	11/30/07	795	395	431	(36)
Brazilian Real	12/10/07	624	315	338	(23)
Brazilian Real	12/14/07	1,535	796	832	(36)
Brazilian Real	12/24/07	1,475	784	799	(15)
Chilean Peso	11/06/07	406,185	779	795	(16)
Chinese Yuan Renminbi	07/21/08	5,639	782	789	(7)
Chinese Yuan Renminbi	07/21/08	8,458	1,173	1,183	(10)
Euro	12/10/07	288	398	411	(13)
Euro	12/18/07	569	803	812	(9)
Hungarian Forint	12/14/07	145,692	790	825	(35)
Hungarian Forint	12/18/07	145,826	790	826	(36)
Israeli Shekel	10/26/07	4,925	1,150	1,227	(77)
Israeli Shekel	11/06/07	3,367	783	839	(56)
Israeli Shekel	11/08/07	1,676	391	418	(27)
Israeli Shekel	11/13/07	3,309	775	825	(50)
Israeli Shekel	11/13/07	1,665	390	415	(25)
India Rupee	01/25/08	31,395	764	786	(22)
Japanese Yen	10/23/07	473,806	3,925	4,136	(211)
Japanese Yen	12/11/07	88,715	790	779	11
Japanese Yen	12/20/07	90,336	788	794	(6)
Japanese Yen	12/26/07	88,831	776	782	(6)
Korean Won	12/17/07	729,565	787	801	(14)
Mexican Nuevo Peso	10/18/07	12,758	1,177	1,165	12
Mexican Nuevo Peso	10/25/07	8,472	771	773	(2)
Mexican Nuevo Peso	11/23/07	8,788	788	801	(13)
Mexican Nuevo Peso	12/11/07	4,404	395	401	(6)
Malaysian Ringgit	10/16/07	6,704	1,941	1,970	(29)
Malaysian Ringgit	12/11/07	1,382	395	407	(12)
Malaysian Ringgit	12/17/07	2,729	787	804	(17)
Norwegian Krone	12/13/07	4,515	800	837	(37)
New Zealand Dollar	11/14/07	531	390	401	(11)
New Zealand Dollar	11/14/07	527	390	397	(7)
New Zealand Dollar	11/14/07	549	390	414	(24)
New Zealand Dollar	11/23/07	574	395	432	(37)
New Zealand Dollar	11/30/07	560	395	422	(27)
New Zealand Dollar	11/30/07	569	395	429	(34)
New Zealand Dollar	12/07/07	459	315	345	(30)
New Zealand Dollar	12/10/07	461	315	347	(32)
New Zealand Dollar	12/11/07	579	395	435	(40)
New Zealand Dollar	12/21/07	1,088	801	818	(17)
New Zealand Dollar	12/27/07	1,064	785	799	(14)
New Zealand Dollar	12/31/07	1,059	780	795	(15)
Phillippine Peso	10/12/07	89,832	1,994	1,996	(2)
Phillippine Peso	10/25/07	87,291	1,897	1,938	(41)
Phillippine Peso	12/14/07	36,719	788	814	(26)
Phillippine Peso	12/19/07	36,340	801	805	(4)
Phillippine Peso	12/19/07	36,340	803	806	(3)
Turkish Lira	10/18/07	1,036	788	856	(68)
Turkish Lira	10/19/07	1,537	1,199	1,270	(71)
Turkish Lira	10/26/07	1,503	1,140	1,238	(98)
Turkish Lira	11/06/07	511	388	420	(32)
Turkish Lira	11/13/07	1,036	775	849	(74)
Turkish Lira	11/13/07	515	390	422	(32)
Turkish Lira	11/14/07	528	390	432	(42)
Turkish Lira	11/21/07	1,098	784	897	(113)
Turkish Lira	11/21/07	1,098	784	897	(113)
Turkish Lira	11/28/07	539	395	439	(44)
Turkish Lira	11/28/07	541	395	441	(46)
Turkish Lira	12/07/07	528	395	429	(34)
Turkish Lira	12/12/07	1,044	804	847	(43)

Total Short Contracts			$53,056	$55,314	$(2,258)

Long:
Australian Dollar	12/20/07	932	790	824	34
Australian Dollar	12/24/07	915	788	808	20
Australian Dollar	12/31/07	897	780	792	12
Brazilian Real	10/23/07	1,459	780	795	15
Brazilian Real	11/05/07	1,466	775	798	23
Brazilian Real	11/06/07	1,475	780	802	22
Brazilian Real	11/06/07	449	235	244	9
Brazilian Real	11/06/07	294	155	160	5
Brazilian Real	11/06/07	737	390	401	11
Brazilian Real	11/27/07	790	395	428	33
Brazilian Real	11/27/07	791	395	430	35
Brazilian Real	11/30/07	795	399	431	32
Brazilian Real	12/10/07	624	315	338	23
Brazilian Real	12/14/07	1,535	795	832	37
Brazilian Real	12/24/07	1,475	785	799	14
Brazilian Real	12/26/07	1,467	780	794	14
Chilean Peso	11/06/07	406,185	780	795	15
Chinese Yuan Renminbi	07/21/08	5,639	780	789	9
Chinese Yuan Renminbi	07/21/08	8,458	1,170	1,184	14
Euro	12/10/07	288	395	411	16
Euro	12/18/07	569	790	812	22
Hungarian Forint	12/14/07	145,692	795	825	30
Hungarian Forint	12/18/07	145,826	798	825	27
Indonesia Rupiah	12/31/07	7,129,200	780	775	(5)
Israeli Shekel	10/26/07	3,282	780	818	38

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Investment Grade Bond Fund — concluded

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Israeli Shekel	10/26/07	1,643	390	410	20
Israeli Shekel	11/06/07	3,367	780	839	59
Israeli Shekel	11/08/07	1,676	390	418	28
Israeli Shekel	11/13/07	4,974	1,179	1,240	61
India Rupee	01/25/08	31,395	780	786	6
Japanese Yen	10/23/07	473,806	3,965	4,137	172
Japanese Yen	12/11/07	44,502	395	391	(4)
Japanese Yen	12/11/07	44,213	395	388	(7)
Japanese Yen	12/20/07	90,336	790	794	4
Japanese Yen	12/26/07	88,831	785	782	(3)
Korean Won	12/17/07	729,565	790	801	11
Mexican Nuevo Peso	10/18/07	12,758	1,180	1,165	(15)
Mexican Nuevo Peso	10/25/07	8,472	780	774	(6)
Mexican Nuevo Peso	11/23/07	8,788	790	801	11
Mexican Nuevo Peso	12/11/07	4,404	394	401	7
Malaysian Ringgit	10/16/07	6,704	1,955	1,970	15
Malaysian Ringgit	12/11/07	1,382	395	407	12
Malaysian Ringgit	12/17/07	2,729	790	804	14
Norwegian Krone	12/13/07	4,515	795	837	42
Norwegian Krone	12/20/07	4,443	790	824	34
New Zealand Dollar	11/14/07	804	541	606	65
New Zealand Dollar	11/14/07	804	541	606	65
New Zealand Dollar	11/23/07	936	649	706	57
New Zealand Dollar	11/23/07	574	397	432	35
New Zealand Dollar	11/30/07	560	391	422	31
New Zealand Dollar	11/30/07	569	398	429	31
New Zealand Dollar	12/07/07	459	313	345	32
New Zealand Dollar	12/10/07	461	316	347	31
New Zealand Dollar	12/11/07	579	398	435	37
New Zealand Dollar	12/21/07	1,088	790	818	28
New Zealand Dollar	12/27/07	1,064	780	800	20
New Zealand Dollar	12/31/07	1,059	780	795	15
Phillippine Peso	10/12/07	89,832	1,955	1,996	41
Phillippine Peso	10/25/07	87,291	1,955	1,938	(17)
Phillippine Peso	12/14/07	36,719	790	814	24
Phillippine Peso	12/19/07	72,680	1,580	1,611	31
Russian Rouble	12/26/07	19,574	780	784	4
Turkish Lira	10/18/07	1,036	785	856	71
Turkish Lira	10/19/07	1,537	1,170	1,270	100
Turkish Lira	10/26/07	1,503	1,170	1,238	68
Turkish Lira	11/06/07	511	390	420	30
Turkish Lira	11/13/07	1,040	717	852	135
Turkish Lira	11/13/07	1,040	723	852	129
Turkish Lira	11/21/07	1,098	790	897	107
Turkish Lira	11/28/07	1,080	795	880	85
Turkish Lira	12/07/07	528	395	429	34
Turkish Lira	12/12/07	1,044	790	847	57

Total Long Contracts			$55,992	$58,304	$2,312

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax–Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (98.2%)
Alabama (3.8%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50	3,950	4,145
Alabama Water Pollution Control Authority, RB, 5.750%, 08/15/12, Callable 08/15/09 @ 100, AMBAC	5,205	5,405
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,384
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,603
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,080

		19,617

Arizona (0.7%)
Arizona Water Infrastructure Finance Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09 @ 101	3,280	3,437
California (5.5%)
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/14, Callable 05/01/12 @ 101, AMBAC	3,140	3,417
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/15, Callable 05/01/12 @ 101, AMBAC	5,800	6,299
California State, Department of Water Resources Power Supply, Ser A, RB, 6.000%, 05/01/14, Callable 05/01/12 @ 101	2,950	3,257
California State, GO, 5.500%, 11/01/33, Callable 11/01/13 @ 100	11,000	11,646
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,158
California—continued
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	2,075	2,379

		28,156

Colorado (1.1%)
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC	2,540	2,834
Metropolitan Wastewater Reclamation District, RB, 5.450%, 04/01/12, Callable 04/01/08 @ 100	2,570	2,594

		5,428

Florida (8.9%)
Florida State Board of Education, Public Education, Ser J, GO, 5.000%, 06/01/30, Callable 06/01/13 @ 101	5,405	5,546
Florida State Board of Education, Ser A, GO, 5.000%, 01/01/16, Callable 01/01/15 @ 101	2,000	2,156
Florida State Board of Education, Ser C, GO, 5.750%, 06/01/23, Prerefunded 06/01/10 @ 101, FGIC	5,000	5,325
Florida State Department of Transportation, Ser A, GO, 5.000%, 07/01/10	4,100	4,257
Florida State Environmental Protection Preservation, RB, 5.000%, 07/01/12, MBIA	15,310	16,246
Orange County Health Facilities Authority, RB, 5.000%, 01/01/29	6,710	7,207
Tampa, University of Tampa Project, RB, 5.000%, 04/01/28, Callable 04/01/16 @ 100, CIFG	5,000	5,164

		45,901

Georgia (2.9%)
Gwinnett County School District, GO, 5.000%, 02/01/11	14,485	15,159

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax–Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Illinois (9.0%)
Chicago O’Hare International Airport, General Airport Third Lien, Ser A, RB, 5.250%, 01/01/26, Callable 01/01/16 @ 100, MBIA	4,675	4,944
Illinois Municipal Electric Agency Power Supply, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, FGIC	5,000	5,422
Illinois Municipal Electric Agency Power Supply, RB, 5.250%, 02/01/21, Callable 02/01/17 @ 100, FGIC	5,420	5,860
Illinois Municipal Electric Agency Power Supply, RB, 5.250%, 02/01/22, Callable 02/01/17 @ 100, FGIC	5,000	5,382
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 06/15/08 @ 100.50	3,390	3,429
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, FSA	6,400	6,788
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,654
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/26, Callable 07/01/16 @ 100, FSA	2,500	2,613
Illinois State, First Ser, GO, 5.375%, 12/01/15, Callable 12/01/12 @ 100, FSA	8,600	9,276

		46,368

Indiana (1.3%)
Indiana Bond Bank, State Funding Program, Ser B, RB, 5.000%, 02/01/18	6,320	6,828
Kansas (1.0%)
Lenexa, Refunding & Improvements, Ser A, GO, 5.000%, 09/01/09, FSA	5,115	5,261
Maryland (6.0%)
Anne Arundel County, General Improvement, GO, 5.000%, 03/01/14	2,000	2,160
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,426
Maryland State Health & Higher Educational Facilities Authority, Ser D, RB, 3.840%, 01/01/29, LOC: Bank of America N.A. (a)	15,815	15,815
Montgomery County, Public Improvement, Ser A, GO, 5.000%, 05/01/15	5,000	5,442

		30,843

Massachusetts (4.3%)
Massachusetts State, Consolidated Lien, Ser A, GO, 5.000%, 03/01/21, Prerefunded 03/01/15 @ 100	4,000	4,331
Massachusetts State, Consolidated Lien, Ser C, GO, 5.250%, 09/01/23, Prerefunded 09/01/15 @ 100	5,710	6,304
Massachusetts State, Consolidation Lien, Ser A, GO, 5.000%, 03/01/23, Prerefunded 03/01/15 @ 100, FSA	5,000	5,414
Massachusetts State, Special Obligation, Ser A, RB, 5.500%, 06/01/15, FGIC	5,400	6,033

		22,082

Michigan (5.5%)
Detroit Michigan Sewage Disposal, RB, 5.000%, 07/01/28, Callable 07/01/13 @ 100, FSA	8,000	8,569
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,535
Michigan State, RB, 5.250%, 09/15/20, Callable 09/15/17 @ 100, FSA	15,000	16,386

		28,490

Minnesota (3.7%)
Minnesota State Highway, GO, 5.000%, 08/01/16	17,260	18,867

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax–Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Missouri (5.6%)
Missouri State Highways & Transportation Commission, RB, 5.000%, 02/01/15	4,750	5,137
Missouri State Highways & Transportation Commission, RB, 5.000%, 02/01/18	21,855	23,785

		28,922

Nevada (1.9%)
Clark County Airport, Sub Lien, Ser A-1, RB, AMT, 5.000%, 07/01/14, AMBAC	7,295	7,732
Clark County Airport, Sub Lien, Ser A-1, RB, AMT, 5.000%, 07/01/12, AMBAC	2,000	2,101

		9,833

New Jersey (4.7%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA	10,000	11,341
Newark Housing Authority Port, RB, 5.000%, 01/01/37, MBIA	3,250	3,492
Tobacco Settlement Financing Corp., RB, 6.250%, 06/01/43, Prerefunded 06/01/13 @ 100	8,335	9,409

		24,242

New Mexico (1.1%)
New Mexico Finance Authority State Transportation, RB, 5.000%, 06/15/11, AMBAC	5,500	5,779
New York (5.9%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC	1,075	1,154
New York City, Ser C, GO, 5.000%, 01/01/14	2,500	2,674
New York Local Government Assistance Corp., RB, 5.000%, 04/01/11	10,000	10,474
Tobacco Settlement Financing Corp., Ser A1, RB, 5.250%, 06/01/13, Callable 06/01/08 @ 100	10,000	10,091
Tobacco Settlement Financing Corp., Ser A1, RB, 5.500%, 06/01/14, Callable 06/01/09 @ 100	3,750	3,849
New York—continued
Tobacco Settlement Financing Corp., Ser C1, RB, 5.250%, 06/01/12, Callable 06/01/08 @ 100	1,995	1,998

		30,240

North Carolina (3.9%)
Charlotte-Mecklenburg Hospital Authority, RB, 5.000%, 01/15/15, MBIA	3,650	3,907
Charlotte-Mecklenburg Hospital Authority, RB, 5.000%, 01/15/17, MBIA	4,000	4,282
Mecklenburg County, Ser C, GO, 3.870%, 03/01/14, LOC: Bank of America N.A.(a)	4,000	4,000
North Carolina State, Ser B, GO, 5.000%, 04/01/15	7,100	7,718

		19,907

Ohio (1.2%)
Ohio State, GO, 5.000%, 09/15/11	6,000	6,321

Pennsylvania (4.5%)
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	11,039
Pennsylvania State Projects, First Ser, GO, 5.250%, 02/01/13, MBIA	5,755	6,218
Pennsylvania State, First Ser, GO, 5.000%, 01/01/18, Callable 01/01/13 @ 100, MBIA	5,690	6,063

		23,320

Puerto Rico (3.6%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,000	5,406
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/17, Callable 07/01/13 @ 100, FGIC	5,260	5,688
Puerto Rico Commonwealth Highway & Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	2,720	2,941

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax–Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Puerto Rico—continued
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	4,000	4,285

		18,320

Rhode Island (1.0%)
Rhode Island State Health & Educational Building Corp., Catholic School Project, Ser A, RB, 3.870%, 04/01/36, LOC: Citizens Bank of Rhode Island(a)	5,000	5,000
Tennessee (1.1%)
Shelby County Tennessee, GO, 5.000%, 03/01/14, MBIA	5,260	5,502
Texas (8.9%)
Dallas , GO, 5.000%, 02/15/18, Callable 02/15/15 @ 100	7,175	7,610
Harris County Hospital District, RB, 5.000%, 02/15/21, Callable 02/15/17 @ 100, MBIA	4,255	4,466
Harris County Texas, GO, 5.250%, 10/01/17	5,230	5,687
Irving Waterworks & Sewer, RB, 5.950%, 06/15/19, Callable 06/15/09 @ 100.50	1,460	1,526
North East Independent School District, GO, 5.000%, 08/01/33, MBIA	6,085	6,574
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	2,902
Texas State Transportation Commission, RB, 5.000%, 04/01/16	11,500	12,439
Texas State Transportation Commission, RB, 5.000%, 04/01/19	4,000	4,332

		45,536

Washington (1.1%)
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC	5,200	5,558

Total Municipal Bonds (Cost $500,523)		504,917
Money Market Funds (6.7%)
Federated Tax-Free Obligations Fund	25,760,577	25,761
SEI Tax Exempt Trust, Institutional Tax Free Fund	8,526,782	8,527

Total Money Market Funds (Cost $34,288)		34,288

Total Investments
(Cost $534,811)(b) — 104.9%		539,205
Liabilities in excess of other assets — (4.9)%		(25,138)

Net Assets — 100.0%		$514,067

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Cost for federal income tax purposes is $534,863(amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$5,335
Unrealized Depreciation	(993)

Unrealized Appreciation	$4,342

AMBAC	— Security insured by American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax Paper
CIFG	— Security insured by Capitalized Interest Financial Guaranty
COP	— Certificate of Participation
FGIC	— Security insured by Financial Guaranty Insurance Company
FSA	— Security insured by Financial Security Assurance
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Security insured by Municipal Bond Insurance Association
RB	— Revenue Bond
Ser	— Series

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (81.7%)
Automobile ABS (22.7%)
Capital Auto Receivables Asset Trust, Ser 2007-SN1, CL A4, 5.825%, 02/15/11(a)	1,000	994
Capital One Prime Auto Receivables Trust, Ser 2004-2, Cl A4, 5.813%, 04/15/10(a)	1,208	1,208
Chase Manhattan Auto Owner Trust, Ser 2005-B, Cl A3, 4.840%, 07/15/09	161	160
Daimler Chrysler Master Owner Trust, Ser 2005-A, Cl A, 5.803%, 04/15/10(a)	1,000	999
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A2B, 5.777%, 12/15/09(a)	1,445	1,444
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A4B, 5.793%, 02/15/12(a)	100	99
Harley-Davidson Motorcycle Trust, Ser 2005-4, Cl A1, 4.780%, 11/15/10	168	168
Harley-Davidson Motorcycle Trust, Ser 2007-3, Cl A3, 6.100%, 06/15/12(a)	800	800
Honda Auto Receivables Owner Trust, Ser 2007-3, Cl A4, 6.003%, 01/18/11(a)	1,500	1,476
Hyundai Auto Receivables Trust, Ser 2006-B, Cl A2, 5.250%, 09/15/09	376	376
M&I Auto Loan Trust, Ser 2005-1, Cl A3, 4.739%, 09/21/09	808	806
Nissan Auto Receivables Owner Trust, Ser 2006-B, Cl A2, 5.180%, 08/15/08	18	18
Nissan Master Owner Trust Receivables, Ser 2005-A, Cl A, 5.780%, 07/15/10(a)	1,500	1,496
Triad Auto Receivables Owner Trust, Ser 2006-B, Cl A2, 5.434%, 11/12/09	76	76
Automobile ABS—continued
Volkswagen Credit Auto Master Trust, Ser 2005-1, Cl A, 5.516%, 07/20/10(a)	500	498

		10,618
Credit Card ABS (23.0%)
American Express Credit Account Master Trust, Ser 2003-3, Cl A, 5.863%, 11/15/10(a)	800	800
American Express Credit Account Master Trust, Ser 2005-3, Cl A, 5.753%, 01/18/11(a)	1,140	1,139
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8, 5.880%, 08/15/14(a)	275	273
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A, 5.833%, 09/15/15(a)	1,500	1,479
Citibank Credit Card Issuance Trust, Ser 2003-A9, Cl A, 5.440%, 11/22/10(a)	1,600	1,598
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7, 5.589%, 11/25/13(a)	300	296
Discover Card Master Trust I, Ser 2004-2, Cl A1, 5.773%, 05/15/10(a)	1,600	1,601
JP Morgan Chase & Co. Credit Card Master Trust, Ser 2003-2, Cl A, 5.860%, 07/15/10(a)	800	800
JP Morgan Chase & Co. Issuance Trust, Ser 2005-A1, Cl A1, 5.763%, 12/15/10(a)	1,175	1,175
MBNA Credit Card Master Note Trust, Ser 2002-A13, Cl A, 5.883%, 05/17/10(a)	1,400	1,401
MBNA Credit Card Master Note Trust, Ser 2006-A5, Cl A5, 5.813%, 10/15/15(a)	200	197

		10,759

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Limited Duration Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Diversified Financial Services (20.6%)
College Loan Corporation Trust, Ser 2003-2, Cl A3, 5.560%, 07/25/13(a)	2,000	2,000
Collegiate Funding Services Education Loan Trust, Ser 2005-A, Cl A2, 5.450%, 12/28/21(a)	1,547	1,550
Nelnet Student Loan Trust, Ser 2003-2, Cl A4, 5.560%, 07/25/22(a)	363	363
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 5.260%, 06/22/17(a)	2,000	2,004
SLC Student Loan Trust, Ser 2006-1, Cl A3, 5.720%, 09/15/17(a)	2,000	1,995
SLM Student Loan Trust, Ser 2003-6, Cl A4, 5.894%, 12/17/18(a)	712	715
SLM Student Loan Trust, Ser 2004-8, Cl A3, 5.450%, 07/27/15(a)	982	983

		9,610
Equipment (1.3%)
CNH Equipment Trust, Ser 2006-A, Cl A2, 5.180%, 11/17/08	598	599
Home Equity ABS (7.9%)
Aames Mortgage Investment Trust, Ser 2005-2, Cl 1A2, 5.351%, 07/25/35(a)	312	312
Countrywide Asset-Backed Certificates, Ser 2005-13, Cl AF1, 5.261%, 04/25/36(a)	253	253
Countrywide Home Equity Loan Trust, Ser 2003-C, CL A, 6.023%, 05/15/29(a)	139	137
Countrywide Home Equity Loan Trust, Ser 2006-C, Cl 2A, 5.933%, 05/15/36(a)	739	726
Countrywide Home Equity Loan Trust, Ser 2006-E, Cl 2A, 5.893%, 11/29/31(a)	454	446
Guarantor Trust, Ser 2002-T10, Cl A1, 5.371%, 06/25/32(a)	815	815
Home Equity ABS—continued
Novastar Home Equity Loan, Ser 2006-1, Cl A2A, 5.191%, 05/25/36(a)	596	596
Residential Asset Securities Corporation, Ser 2005-KS12, Cl A1, 5.221%, 01/25/36(a)	413	413

		3,698
Utilities (6.2%)
Connecticut RRB Special Purpose Trust CL&P-1, Ser 2001-1, Cl A4, 5.670%, 12/30/10(a)	1,920	1,906

PECO Energy Transition Trust, Ser 1999-A, Cl A7, 6.130%, 03/01/09	962	969

		2,875

Total Asset-Backed Securities (Cost $38,181)		38,159
Collateralized Mortgage Obligations (13.3%)
Fannie Mae, Ser 2001-61, Cl FM, 5.864%, 10/18/16(a)	651	651
Fremont Home Loan Trust, Ser 2005-B, Cl 2A2, 5.331%, 04/25/35(a)	32	32
Granite Mortgages PLC, Ser 2003-1, Cl 1A3, 5.667%, 01/20/20(a)(b)	248	248
Holmes Financing PLC, Ser 6, Cl 4A1, 5.600%, 10/15/09(a)	325	325
Impac CMB Trust, Ser 2004-7, Cl 1A1, 5.501%, 11/25/34(a)	827	827
Medallion Trust, Ser 2000-2G, 5.846%, 12/18/31(a)	1,297	1,288
Permanent Master Issuer PLC, Ser 2006-1, Cl 1A, 5.730%, 10/15/07(a)	1,700	1,700
Superannuation Members Home Loans Global Fund, Ser 3A, Cl A, 5.800%, 12/01/28(a)	517	517

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Limited Duration Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
Superannuation Members Home Loans Global Fund, Ser 4A, Cl A, 5.580%, 10/09/29(a)	637	637

		6,225

Total Collateralized Mortgage Obligations (Cost $6,222)		6,225
Money Market Fund (4.8%)
STI Classic Institutional Cash Management Money Market Fund(d)	2,232,911	2,233

Total Money Market Fund (Cost $2,233)		2,233

Total Investments (Cost $46,636)(c) — 99.8%		46,617
Other assets in excess of liabilities — 0.2%		103

Net Assets — 100.0%		$46,720

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.3% of net assets as of September 30, 2007.

(c)	Cost for federal income tax purposes is $46,640 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$65
Unrealized Depreciation	(88)

Unrealized Depreciation	$(23)

(d)	Affiliate investment.

Cl	— Class

PLC	— Public Limited Company

Ser	— Series

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Limited–Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations (13.6%)
Bear Stearns ALT-A Trust, Ser 2006-6, Cl 2A1, 5.940%, 11/25/36(a)(c)	2,935	2,870
Citicorp Mortgage Securities, Inc., Ser 2006-2, Cl 1A7, 5.831%, 04/25/36	2,050	2,061
First Horizon Alternative Mortgage Securities, Ser 2006-AA4, Cl 2A1, 6.281%, 07/25/36(a)	8,804	8,893
Master Adjustable Rate Mortgages Trust, Ser 2003-2, Cl 4A1, 4.975%, 07/25/33(a)	2,089	2,071
RACC, Ser 2004-SP2, Cl A1, 6.022%, 01/25/17(a)	2,689	2,713

Total Collateralized Mortgage Obligations (Cost $18,559)		18,608
U.S. Government Agency Mortgages (82.0%)
Fannie Mae (67.1%)
5.500%, 07/01/12	570	574
5.500%, 01/01/13	967	975
6.000%, 05/01/15	1,751	1,793
5.000%, 06/01/15	588	587
5.000%, 06/01/16	6,374	6,365
6.000%, 09/01/16	4,072	4,133
6.500%, 10/01/16	693	711
5.500%, 12/01/16	2,398	2,402
6.500%, 05/01/17	1,129	1,153
6.000%, 10/01/17	882	895
6.000%, 10/01/17	2,667	2,708
6.000%, 06/01/19	1,812	1,837
5.500%, 11/25/26	10,056	10,090
5.500%, 12/25/28	8,290	8,325
5.500%, 10/25/30	10,221	10,240
7.000%, 05/01/32	3,733	3,887
6.500%, 12/01/32	2,596	2,659
5.475%, 07/01/34(a)	3,161	3,227
5.284%, 11/01/35(a)	7,368	7,304
6.500%, 10/14/36(a)	3,000	3,037
5.632%, 12/01/36(a)	6,571	6,589
7.000%, 04/01/37	11,755	12,133

		91,624

Freddie Mac (13.4%)
6.000%, 01/01/17	3,755	3,811
6.500%, 02/01/17	1,660	1,703
Freddie Mac—continued

	Shares or
	Principal
	Amount($)	Value($)

5.500%, 05/01/17	3,275	3,278
6.500%, 01/01/22	9,286	9,490

		18,282
Ginnie Mae (1.5%)
6.500%, 09/19/37(c)	2,000	2,045

Total U.S. Government Agency Mortgages (Cost $111,471)		111,951
Money Market Fund (1.2%)
STI Classic U.S. Government Securities Money Market Fund(d)	1,589,267	1,589

Total Money Market Fund (Cost $1,589)		1,589

Total Investments (Cost $131,619)(b) — 96.8%		132,148
Other assets in excess of liabilities — 3.2%		4,400

Net Assets — 100.0%		$136,548

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Cost for federal income tax purposes is $131,224 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$1,334
Unrealized Depreciation	(410)

Unrealized Appreciation	$924

(c)	This security was purchased on a when-issued basis.

(d)	Affiliate investment.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (96.3%)
Maryland (96.3%)
Annapolis Public Improvement, GO, 5.000%, 04/01/08	250	252
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,065
Baltimore Convention Center, Baltimore Hotel Corp., Ser A, RB, 5.250%, 09/01/39, Callable 09/01/16 @ 100, XLCA	1,000	1,047
Baltimore Public Improvement, Ser A, GO, 4.750%, 10/15/16	1,000	1,076
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22	1,000	1,059
Charles County, Public Improvement, GO, 5.000%, 03/01/16	1,000	1,089
Frederick County Educational Facilities, Mount St. Mary’s University, RB, 5.625%, 09/01/38, Callable 09/01/16 @ 100	500	517
Frederick County Educational Facilities, Mount St. Mary’s University, Ser A, RB, 4.750%, 09/01/08	175	175
Frederick County, Public Facilities, GO, 5.000%, 12/01/15	1,075	1,172
Frederick County, Public Facilities, GO, 5.000%, 12/01/16, Callable 12/01/15 @ 100	1,000	1,085
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,047
Howard County, Public Improvement, GO, 5.000%, 02/15/15	1,000	1,086
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 5.000%, 09/01/27, Callable 03/01/2017 @ 100	250	250
Maryland—continued
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 3.860%, 11/15/38, LOC: Citibank N.A.(a)	1,000	1,000
Maryland Community Development Administration, Department of Housing & Community Development, Ser 2001B, RB, AMT, 4.100%, 07/01/08, FHA/GNMA/HUD	285	286
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, AMT, 4.550%, 09/01/22, Callable 09/01/16 @ 100	500	482
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.5	1,000	1,072
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	1,000	979
Maryland Economic Development Corp., University of Maryland College Park Project, RB, 5.750%, 06/01/18, Callable 06/01/13 @ 100	475	527
Maryland Economic Development Corp., University Village at Sheppard Pratt, RB, 5.875%, 07/01/21, Callable 07/01/11 @ 101, ACA	250	260
Maryland Health & Higher Educational Facilities Authority, Calvert Health Systems, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	1,028

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Maryland—continued
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/18, Callable 07/01/12 @ 100	500	529
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/21, Callable 07/01/12 @ 100	250	263
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Ser A, RB, 6.000%, 12/01/24, Callable 06/01/10 @ 101, ETM	250	267
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Ser A, RB, 4.000%, 07/01/13	500	498
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	588
Maryland Health & Higher Educational Facilities Authority, Hebrew Home of Greater Washington, RB, 5.700%, 01/01/21, Callable 01/01/12 @ 100	480	496
Maryland Health & Higher Educational Facilities Authority, Hebrew Home of Greater Washington, RB, 5.700%, 01/01/22, Callable 01/01/12 @ 100	510	526
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Ser A, RB, 5.125%, 07/01/34, Callable 07/01/14 @ 100	1,000	1,008
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.750%, 07/01/21, Callable 07/01/11 @ 100	1,225	1,318
Maryland—continued
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	1,076
Maryland National Capital Park & Planning Commission, Prince Georges County, PK Acquisition & Development, Ser JJ-2, GO, 5.000%, 05/01/18, Callable 05/01/17 @ 100	535	578
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 7/01/2017 @ 100, FSA	1,000	1,066
Maryland Transportation Authority, Baltimore/Washington International Airport, Ser B, RB, AMT, 5.375%, 03/01/15, Callable 03/01/12 @ 101, AMBAC	1,000	1,066
Maryland, Capital Improvements, Ser A, GO, 5.000%, 02/15/17, Callable 02/15/15 @ 100	1,000	1,079
Maryland, Capital Improvements, Ser A, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,066
Maryland, State & Local Facilities, Ser 2, GO, 5.000%, 08/01/16, Callable 08/01/13 @ 100	1,000	1,070
Montgomery County Department of Finance, Ser A, GO, 4.010%, 06/01/26, LOC: DEXIA Credit Local(a)	1,480	1,480
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,063
Montgomery County Housing Opportunities Commission, Aston Woods Apartments, Ser A, RB, 4.900%, 05/15/31, Callable 05/15/08 @ 102, FNMA	1,150	1,181
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	100	100

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — concluded

	Shares or
	Principal
	Amounts($)	Value($)

Maryland—continued
Montgomery County Housing Opportunities Commission, Ser A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100	1,020	1,060
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,035
Northeast Waste Disposal Authority Solid Waste Revenue, RB, AMT, 5.500%, 04/01/11	220	233
St. Mary’s County, Public Improvement, GO, 5.500%, 07/01/11	665	712
Talbot County Public Facilities, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,073
Washington Suburban Sanitation District, Anticipation Notes, Ser A, GO, 3.750%, 06/01/23, LOC: Landesbank Hessen-Thueringen(a)	1,500	1,499
Washington Suburban Sanitation District, GO, 5.000%, 06/01/13	825	886

Total Municipal Bonds (Cost $38,834)		39,370
Money Market Fund (5.4%)
Federated Maryland Municipal Cash Trust	2,192,825	2,193

Total Money Market Fund (Cost $2,193)		2,193

Total Investments (Cost $41,027)(b) — 101.7%		41,563
Liabilities in excess of other assets — (1.7)%		(707)

Net Assets — 100.0%		$40,856

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Cost for federal income tax purposes is $41,025 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$662
Unrealized Depreciation	(124)

Unrealized Appreciation	$538

ACA	— Security insured by American Capital Access

AMBAC	— Security insured by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

ETM	— Escrowed to Maturity

FHA	— Security insured by Federal Housing Administration

FNMA	— Security insured by Fannie Mae

FSA	— Security insured by Financial Security Assurance

GNMA	— Security insured by Government National Mortgage Association

GO	— General Obligation

HUD	— Security insured by U.S. Department of Housing and Urban Development

LOC	— Letter of Credit

MBIA	— Security insured by Municipal Bond Insurance Association

RB	— Revenue Bond

Ser	— Series

XLCA	— Security insured by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax–Exempt Bond Fund

	Shares or Principal
	Amount($)	Value($)

Municipal Bonds (98.6%)
North Carolina (93.4%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @100, MBIA	1,250	1,297
Brunswick County Enterprise System, Ser A, RB, 5.250%, 04/01/22, Callable 04/01/14 @ 100, FSA	500	537
Buncombe County, COP, 5.250%, 10/01/17, Callable 10/01/13 @ 100, AMBAC	585	623
Charlotte North Carolina Airport, RB, 5.000%, 07/01/36, Callable 7/01/17 @ 100, AMBAC	1,000	1,029
Charlotte Transit Projects, Ser A, COP, 5.000%, 06/01/33, Callable 06/01/13 @ 100	1,920	1,957
Charlotte Water & Sewer System, RB, 5.250%, 06/01/15, Prerefunded 06/01/09 @ 101	500	519
Charlotte, Convention Facilities Project, COP, 5.000%, 12/01/25, Callable 12/01/15 @ 100	1,000	1,038
Charlotte-Mecklenburg Hospital Authority, Carolina’s Health Care System, Ser A, RB, 5.000%, 01/15/13, Prerefunded 11/26/07 @ 102	500	511
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @ 100, AMBAC	830	860
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,687
Iredell County Public Facilities Project, COP, 5.250%, 10/01/20, Callable 10/01/13 @ 100, AMBAC	500	528
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 2/01/17 @ 100, FSA	500	533
Mecklenburg County North Carolina, Ser C, GO, 5.000%, 02/01/15	1,000	1,085
North Carolina—continued
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	3,000	3,225
North Carolina Capital Facilities Finance Agency, Educational Facilities, Brevard College Corp., RB, 5.000%, 10/01/26, Callable 04/01/17 @ 100	1,000	975
North Carolina Capital Facilities Finance Agency, Student Housing, NCA&T University Foundation Project, Ser A, RB, 5.250%, 06/01/20, Callable 06/01/14 @ 100, Radian	500	513
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	526
North Carolina Medical Care Commission Retirement Facilities, RB, 6.500%, 07/01/32, Prerefunded 7/01/12 @ 101	1,000	1,151
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,338
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/18, Callable 11/01/13 @ 100	500	516
North Carolina Medical Care Commission, Health Systems, Mission Health Combined Group, RB, 5.000%, 10/01/25, Callable 10/01/17 @ 100	2,000	2,041
North Carolina State Education Assistance Authority, Student Loans, SubSer Q, RB, AMT, 4.200%, 07/01/36(a)	1,850	1,850
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/15, MBIA	1,000	1,081

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax–Exempt Bond Fund — continued

	Shares or Principal
	Amount($)	Value($)

North Carolina—continued
Onslow County Hospital Authority, Onsolow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	536
Pitt County School Facilities Project, COP, 4.750%, 04/01/27, Callable 4/1/17 @ 100, MBIA	1,000	1,018
Pitt County School Facilities Project, Ser B, COP, 5.300%, 04/01/21, Prerefunded 04/01/10 @ 101, FSA	500	525
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	3,850	3,962
Rockingham County, COP, 5.000%, 04/01/18, Callable 04/01/12 @ 101, AMBAC	500	525
Salisbury Enterprise System, RB, 5.000%, 02/01/20, Callable 02/01/12 @ 101, FSA	500	525
University of North Carolina at Wilmington, COP, 5.000%, 06/01/31, Callable 06/01/15 @ 100, FGIC	1,295	1,331
University of North Carolina Systems Pool, Ser A, RB, 5.375%, 04/01/21, Prerefunded 10/01/12 @ 100, AMBAC	170	184
University of North Carolina Systems Pool, Ser A, RB, 5.375%, 04/01/22, Prerefunded 10/01/12 @ 100, AMBAC	215	233
University of North Carolina Systems Pool, Ser A, RB, 5.000%, 04/01/23, Callable 04/01/15 @ 100, AMBAC	1,910	1,999
Wake County Hospital, RB, 5.125%, 10/01/13, MBIA, ETM	350	378
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,051

Wilmington, Ser A, COP, 5.350%, 06/01/24, Prerefunded 06/01/09 @ 101, MBIA	500	520
North Carolina—continued

	Shares or
	Principal
	Amount($)	Value($)

Wilson Combined Enterprise Systems, RB, 5.250%, 12/01/18, Callable 12/01/12 @ 100, FSA	500	533

		38,740
Puerto Rico (5.2%)
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	595	675
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, 5.500%, 07/01/23, AMBAC	400	454
Puerto Rico Sales Tax Financing, Corporation Sales Tax, Ser A, RB, 5.250%, 08/01/57, Callable 8/1/17 @ 100	1,000	1,036

		2,165

Total Municipal Bonds (Cost $40,617)		40,905
Money Market Funds (2.7%)
Federated Tax-Free Obligations Fund	163,729	164
SEI Tax Exempt Trust, Institutional Tax Free Fund	960,055	960

Total Money Market Funds (Cost $1,124)		1,124

Total Investments (Cost $41,741)(b) — 101.3%		42,029
Liabilities in excess of other assets — (1.3)%		(524)

Net Assets — 100.0%		$41,505

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Cost for federal income tax purposes is $41,741 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$442
Unrealized Depreciation	(154)

Unrealized Appreciation	$288

AMBAC	— Security insured by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security insured by Financial Guaranty Insurance Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax–Exempt Bond Fund — concluded

FHA	— Security insured by Federal Housing Administration

FSA	— Security insured by Financial Security Assurance

GO	— General Obligation

MBIA	— Security insured by Municipal Bond Insurance Association

Radian	— Security insured by Radian

RB	— Revenue Bond

Ser	— Series

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (93.6%)
Advertising (1.8%)
Advanstar Communications, Inc., 7.448%, 05/31/14(a)(b)	1,995	1,865
Affinion Group, Inc., 7.987%, 10/01/12(a)(b)	3,785	3,709
Proquest, 8.263%, 02/09/13(a)(b)	1,912	1,874
Reader’s Digest Association, Inc. (The), 7.541%, 03/02/13(a)(b)	1,990	1,877
Tribune Co., 7.860%, 05/17/09(a)(b)	2,667	2,636
Valassis Communications, Inc., 1.200%, 03/02/14(a)(b)	427	398
Valassis Communications, Inc., 6.950%, 03/02/14(a)(b)	1,432	1,339

		13,698

Aerospace/Defense (0.6%)
AM General Corp., 8.330%, 09/30/12(a)(b)	49	48
AM General Corp., 8.362%, 09/30/12(a)(b)	1,403	1,390
BE Aerospace, Inc., 7.158%, 08/14/12(a)(b)	500	492
Hawker Beechcraft, Inc., 7.193%, 04/02/14(a)(b)	2,293	2,229
Hawker Beechcraft, Inc., 7.360%, 04/02/14(a)(b)	195	189

		4,348

Apparel (0.6%)
Claire’s Stores, Inc., 7.948%, 05/29/14(a)(b)	2,993	2,789
Hanesbrands, Inc., 7.074%, 09/05/13(a)(b)	873	858
Hanesbrands, Inc., 9.110%, 03/05/14(a)(b)	1,000	1,002

		4,649

Auto Parts & Equipment (0.4%)
Baker Tanks, Inc., 7.789%, 05/08/14(a)(b)	3,242	3,145

Building Materials (2.5%)
Brand Services, Inc., 4.941%, 02/07/13(a)(b)	4,354	4,006
Building Materials Corp., 8.126%, 02/22/14(a)(b)	3,970	3,659
Contech Construction Products, Inc., 7.496%, 01/31/13(a)(b)	3,944	3,846
Building Materials—continued
Landsource Communications, 8.250%, 02/26/13(a)(b)	3,980	3,641
Landsource Communications, 9.999%, 02/26/13(a)(b)	1,000	750
Quality Home Brands, 7.643%, 12/01/12(a)(b)	2,965	2,794

		18,696

Chemicals (5.6%)
Celanese Holdings LLC, 7.110%, 04/02/14(a)(b)	5,985	5,856
Columbian Chemicals Co., 6.948%, 02/11/13(a)(b)	4,960	4,712
Compass Minerals International, Inc., 6.789%, 12/22/12(a)(b)	2,435	2,383
Georgia Gulf Corp., 8.279%, 08/02/13(a)(b)	1,860	1,815
Hexion Specialty Chemicals, Inc., 7.625%, 05/05/13(a)(b)	4,067	4,001
Hexion Specialty Chemicals, Inc., 7.813%, 05/15/13(a)(b)	881	869
Huntsman International LLC, 6.890%, 08/16/12(a)(b)	3,699	3,667
Ineos Group Holdings PLC, 0.000%, 12/14/12(a)(b)(c)	2,000	1,931
Ineos Group Holdings PLC, 7.358%, 12/14/13(a)(b)	5,816	5,685
Ineos Group Holdings PLC, 7.858%, 12/14/14(a)(b)	961	944
ISP Chemco, Inc., 7.267%, 05/31/14(a)(b)	2,000	1,927
Lucite International Ltd., 7.450%, 07/03/13(a)(b)	731	719
Lucite International Ltd., 7.450%, 07/03/13(a)(b)	259	254
Lyondell Chemical Co., 6.631%, 08/16/13(a)(b)	3,465	3,438
Macdermid Holdings LLC, 7.198%, 04/11/14(a)(b)	3,980	3,801

		42,002

Coal (0.5%)
Alpha Natural Resources, Inc., 6.948%, 10/26/12(a)(b)	3,937	3,883

Commercial Services (8.4%)
Astoria Generating Co. LLC, 7.210%, 08/13/13(a)(b)	1,410	1,385

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Commercial Services—continued
Bearingpoint, Inc., 8.880%, 05/18/12(a)(b)	1,493	1,403
Bearingpoint, Inc., 9.070%, 05/18/12(a)(b)	2,000	1,910
Cengage Learning, Inc., 7.950%, 07/03/14(a)(b)	12,863	12,477
Cenveo Corp., 7.110%, 03/16/14(a)(b)	110	108
H3C Holdings Ltd., 8.141%, 09/28/12(a)(b)	3,960	3,683
Hertz Corp., 7.555%, 12/21/12(a)(b)	4,505	4,425
Idearc Inc., 6.860%, 11/17/13(a)(b)	4,000	3,860
Live Nation, Inc., 7.950%, 06/21/13(a)(b)	1,657	1,632
Live Nation, Inc., 7.950%, 06/21/13(a)(b)	4,110	4,027
Merrill Corp., 7.420%, 05/15/11(a)(b)	4,433	4,355
Merrill Corp., 11.629%, 10/01/13(a)(b)	3,000	2,910
National Money Mart Co., 7.950%, 10/30/12(a)(b)	1,141	1,113
National Money Mart Co., 7.950%, 10/30/12(a)(b)	839	818
Oshkosh Truck Corp., 7.450%, 12/06/13(a)(b)	4,938	4,863
Quintiles Transnational Corp., 7.201%, 03/21/13(a)(b)	985	957
Quintiles Transnational Corp., 9.200%, 03/21/14(a)(b)	2,000	1,965
R.H. Donnelley, Inc., 7.045%, 06/30/11(a)(b)	2,938	2,899
Rent-A-Center, Inc., 7.201%, 06/30/12(a)(b)	2,846	2,778
Rental Service, Corp., 8.860%, 11/21/13(a)(b)	3,183	3,083
Sedgwick CMS Holdings, Inc., 7.448%, 01/31/13(a)(b)	1,975	1,886

		62,537

Computers (2.1%)
Acxiom Corp., 7.503%, 09/15/12(a)(b)	2,728	2,673
Dresser, Inc., 7.998%, 05/04/14(a)(b)	2,969	2,917
Computers—continued
Kronos, Inc., 7.448%, 06/12/14(a)(b)	998	955
Network Solutions LLC, 7.684%, 03/07/14(a)(b)	2,429	2,308
Reynolds & Reynolds Co., 7.198%, 10/23/12(a)(b)	1,907	1,850
Reynolds & Reynolds Co., 10.698%, 10/23/13(a)(b)	2,000	1,980
Sungard Data Systems, Inc., 7.356%, 02/11/13(a)(b)	1,958	1,918
TTM Technologies, Inc., 7.531%, 10/27/12(a)(b)	1,090	1,068

		15,669

Diversified Financial Services (6.7%)
Cenveo Corp., 9.629%, 06/21/14(a)(b)	2,000	2,000
Clark American Corp., 0.000%, 04/01/14(a)(b)(c)	3,000	2,783
East Valley Tourist Development Authority, 10.860%, 08/06/14(a)(b)	3,000	2,970
First Data Corp., 0.000%, 09/24/14(a)(b)(c)	5,000	4,826
First Data Corp., 0.000%, 09/24/14(a)(b)(c)	1,000	966
First Data Corp., 0.000%, 09/24/14(a)(b)(c)	13,000	12,518
IDEARC, Inc., 7.360%, 11/09/14(a)(b)	5,955	5,844
Level 3 Communications, Inc., 7.610%, 03/01/14(a)(b)	3,000	2,929
Peach Holdings, Inc., 9.109%, 11/21/13(a)(b)	5,888	5,711
TPF Generation Holdings LLC, 5.360%, 12/15/11(a)(b)	94	91
TPF Generation Holdings LLC, 5.360%, 12/15/13(a)(b)	301	291
VNU, Inc., 7.360%, 08/09/13(a)(b)	8,933	8,678

		49,607

Diversified Operations (0.3%)
Aramark Corp., 7.360%, 01/27/14(a)(b)	148	145
Aramark Corp., 7.485%, 01/27/14(a)(b)	2,073	2,032

		2,177

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Electric (2.8%)
Boston Generating LLC, 7.448%, 12/21/13(a)(b)	1,547	1,516
Boston Generating LLC, 7.610%, 12/21/13(a)(b)	345	338
Boston Generating LLC, 7.610%, 12/21/13(a)(b)	97	95
Calpine Corp., 7.448%, 03/29/09(a)(b)	2,987	2,935
Generac Power Systems, Inc., 7.860%, 11/07/13(a)(b)	3,960	3,544
Generac Power Systems, Inc., 11.360%, 04/07/14(a)(b)	1,000	730
Mirant North America LLC, 7.320%, 01/03/13(a)(b)	3,184	3,144
NRG Energy, Inc., 7.110%, 02/01/13(a)(b)	732	717
NRG Energy, Inc., 7.110%, 02/01/13(a)(b)	1,759	1,723
NRG Energy, Inc., 0.500%, 06/08/14(a)(b)	6,000	5,861

		20,603

Energy (2.0%)
Covanta Energy Corporation, 0.000%, 02/09/14(a)(b)(c)	1,339	1,292
Covanta Energy Group, 0.000%, 02/09/14(a)(b)(c)	661	638
Longview Power LLC, 0.750%, 02/27/14(a)(b)	817	776
Longview Power LLC, 5.168%, 02/27/14(a)(b)	350	333
Longview Power LLC, 7.610%, 02/27/14(a)(b)	333	315
Longview Power LLC, 8.000%, 02/27/14(a)(b)	1,000	961
NE Energy, 9.750%, 10/19/11(a)(b)	1,000	935
NE Energy, 7.750%, 10/19/13(a)(b)	106	102
NE Energy, 8.090%, 10/19/13(a)(b)	865	838
NSG Holdings LLC, 0.000%, 06/15/14(a)(b)(c)	51	49
NSG Holdings LLC, 0.000%, 06/15/14(a)(b)(c)	441	421
Energy—continued
Sandridge Energy, Inc., 8.985%, 04/15/14(a)(b)	5,000	4,950
Sandridge Energy, Inc., 8.625%, 04/15/15(a)(b)	3,000	2,955

		14,565

Entertainment (3.3%)
Cedar Fair LP, 7.094%, 08/30/12(a)(b)	3,960	3,861
Cinemark, Inc., 7.271%, 10/04/13(a)(b)	1,967	1,912
Penn National Gaming, Inc., 7.110%, 10/03/12(a)(b)	1,975	1,957
Regal Cinemas, Inc., 6.698%, 02/26/13(a)(b)	4,945	4,800
Tropicana Entertainment, 7.610%, 01/03/12(a)(b)	2,843	2,743
Venetian Macao Ltd., 7.450%, 05/26/12(a)(b)	3,000	2,925
Venetian Macao Ltd., 7.450%, 04/06/13(a)(b)	2,000	1,950
Venetian Macao Ltd., 7.450%, 04/06/13(a)(b)	3,263	3,182
Warner Music Group, 7.483%, 02/28/21(a)(b)	1,000	974

		24,304

Environmental Control (0.3%)
Allied Waste North America, Inc., 6.761%, 01/15/12(a)(b)	1,528	1,503
Allied Waste North America, Inc., 6.820%, 01/15/12(a)(b)	831	818

		2,321

Food (0.9%)
Dean Foods Co., 6.700%, 04/02/14(a)(b)	2,488	2,425
Pinnacle Foods Group, Inc., 7.948%, 04/02/14(a)(b)	2,095	2,023
SUPERVALU, Inc., 7.320%, 06/02/12(a)(b)	1,985	1,962

		6,410

Forest Products & Paper (1.9%)
Cenveo, Inc., 7.110%, 03/16/14(a)(b)	3,295	3,200
Georgia-Pacific Corp., 7.189%, 01/27/11(a)(b)	4,265	4,198

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Forest Products & Paper—continued
Georgia-Pacific Corp., 7.411%, 12/20/12(a)(b)	5,985	5,866
Verso Paper Holdings LLC, 7.000%, 08/03/13(a)(b)	902	878

		14,142

Health Care (10.2%)
Beverly Enterprises, Inc., 7.879%, 04/07/11(a)(b)	3,188	3,156
Capella Healthcare, Inc., 7.698%, 11/30/12(a)(b)	8,938	8,647
Carestream Health, Inc., 7.275%, 04/30/13(a)(b)	4,000	3,845
Carestream Health, Inc., 10.594%, 10/30/13(a)(b)	1,000	960
Community Health Systems, 0.500%, 07/25/14(a)(b)	495	486
Community Health Systems, 7.750%, 07/25/14(a)(b)	7,505	7,361
CRC Health Corp., 7.610%, 02/06/13(a)(b)	2,963	2,881
Davita, Inc., 6.943%, 10/12/12(a)(b)	1,421	1,392
Harlan Sprague Dawley, Inc., 7.355%, 07/11/14(a)(b)	8,332	8,083
HCA, Inc., 6.698%, 11/17/12(a)(b)	6,979	6,749
HCA, Inc., 7.448%, 11/06/13(a)(b)	3,970	3,885
Health Management Associates, 7.110%, 02/28/14(a)(b)	1,995	1,893
Iasis Healthcare Corp., 0.100%, 03/15/14(a)(b)	124	118
Iasis Healthcare Corp., 5.703%, 03/15/14(a)(b)	353	336
Iasis Healthcare Corp., 7.131%, 03/15/14(a)(b)	127	121
Iasis Healthcare Corp., 7.360%, 03/15/14(a)(b)	1,389	1,326
IM US Holdings, LLC, 7.340%, 06/26/14(a)(b)	2,000	1,945
Matria Healthcare, Inc., 7.424%, 01/19/12(a)(b)	1,081	1,054
Multiplan, Inc., 8.065%, 04/08/13(a)(b)	2,572	2,498
Multiplan, Inc., 8.065%, 04/12/13(a)(b)	902	876
Health Care—continued
National Mentor Holdings, Inc., 7.220%, 06/28/13(a)(b)	110	103
National Mentor Holdings, Inc., 7.432%, 06/28/13(a)(b)	1,871	1,759
Royalty Pharma, 6.629%, 04/16/13(a)(b)	7,960	7,885
Sun Healthcare Group, Inc., 0.750%, 01/15/08(a)(b)	92	88
Sun Healthcare Group, Inc., 4.956%, 01/15/08(a)(b)	161	155
Sun Healthcare Group, Inc., 7.367%, 04/12/14(a)(b)	1,425	1,368
Sun Healthcare Group, Inc., 7.460%, 04/12/14(a)(b)	322	309
Talecris Biotherapeutics, Inc., 9.078%, 12/06/13(a)(b)	2,978	2,974
Vanguard Health Systems, Inc., 7.448%, 09/23/11(a)(b)	3,950	3,820

		76,073

Insurance (0.1%)
Hub International Holdings, Inc., 8.183%, 06/12/14(a)(b)	815	795
Hub International Holdings, Inc., 1.375%, 06/12/15(a)(b)	125	122
Hub International Holdings, Inc., 2.832%, 06/12/15(a)(b)	58	56

		973

Investment Companies (0.9%)
Thermal North America, Inc., 7.950%, 10/27/08(a)(b)	4,885	4,836
USPF Holdings LLC, 7.099%, 04/11/14(a)(b)	2,000	1,880

		6,716

Leisure Time (0.8%)
Sabre Holdings Corp., 7.608%, 09/30/14(a)(b)	2,652	2,526
TDS Investor Corp., 7.448%, 08/09/13(a)(b)	2,668	2,601
TDS Investor Corp., 10.981%, 08/23/13(a)(b)	998	969

		6,096

Lodging (4.5%)
Cannery Casino Resorts, 2.250%, 05/18/13(a)(b)	1,638	1,548

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Lodging—continued
Cannery Casino Resorts LLC, 1.555%, 05/18/13(a)(b)	157	149
Cannery Casino Resorts LLC, 7.760%, 05/18/13(a)(b)	2,205	2,083
Fontainebleau Resorts LLC, 2.000%, 06/05/14(a)(b)	1,333	1,267
Fontainebleau Resorts LLC, 8.948%, 06/05/14(a)(b)	2,667	2,540
Isle Of Capri Casinos, 0.500%, 11/25/13(a)(b)	529	508
Isle Of Capri Casinos, 6.890%, 11/25/13(a)(b)	1,760	1,688
Isle Of Capri Casinos, 6.890%, 11/25/13(a)(b)	704	676
Kerzner International Ltd., 8.576%, 08/31/13(a)(b)	1,300	1,196
Kerzner International Ltd., 8.704%, 08/31/13(a)(b)	214	197
Kerzner International Ltd., 8.704%, 08/31/13(a)(b)	2,286	2,103
Las Vegas Sands LLC, 1.750%, 05/15/13(a)(b)	800	776
Las Vegas Sands LLC, 6.950%, 05/15/13(a)(b)	3,192	3,096
Metro-Goldwyn-Mayer, Inc., 8.448%, 03/15/12(a)(b)	2,972	2,850
Metro-Goldwyn-Mayer, Inc., 8.448%, 04/08/12(a)(b)	3,284	3,148
MGM Mirage, Inc., 5.165%, 11/22/09(a)(b)	2,413	2,299
MotorCity Casino, 7.300%, 07/26/12(a)(b)	3,653	3,538
Seminole Indian Casinos, 5.376%, 03/05/14(a)(b)	518	513
Seminole Indian Casinos, 6.875%, 03/05/14(a)(b)	1,733	1,717
Seminole Indian Casinos, 7.125%, 03/05/14(a)(b)	1,749	1,733

		33,625

Machinery Diversified (0.5%)
NACCO Materials Handling Group, Inc., 7.503%, 02/24/13(a)(b)	3,465	3,335

Media (12.8%)
Cablevision Systems Corp., 7.569%, 03/21/12(a)(b)	3,461	3,410
Charter Communications Operating LLC, 7.360%, 04/28/14(a)(b)	10,000	9,658
Media—continued
Citadel Broadcasting Corp., 6.794%, 06/12/14(a)(b)	4,000	3,820
Cw Media Holdings, Inc., 0.000%, 09/21/14(a)(b)(c)	1,000	993
Dex Media West LLC, 6.853%, 12/30/10(a)(b)	828	818
Dex Media, Inc., 0.000%, 03/09/10(a)(b)(c)	3,869	3,829
Entravision Communications Co. LLC, 6.860%, 03/29/13(a)(b)	1,970	1,906
Gray Television, Inc., 6.860%, 12/31/14(a)(b)	9,470	9,091
Insight Midwest Holdings LLC, 6.610%, 10/06/13(a)(b)	17,500	16,975
Mediacom LLC, 7.320%, 04/15/15(a)(b)	6,104	5,895
Next Media Operating, Inc., 7.753%, 11/04/12(a)(b)	1,338	1,264
Next Media Operating, Inc., 7.820%, 11/04/12(a)(b)	594	565
Penton Media, Inc., 10.360%, 02/01/14(a)(b)	1,000	938
Quebecor Media, Inc., 7.356%, 01/17/13(a)(b)	2,955	2,866
San Juan Cable LLC, 7.620%, 10/31/12(a)(b)	985	940
Spanish Broadcasting System, Inc., 6.950%, 06/08/12(a)(b)	2,985	2,847
TCM Media, Inc., 9.064%, 06/30/10(a)(b)	2,860	2,796
Umbrella Acquisition, 1.000%, 09/16/14(a)(b)	785	747
Umbrella Acquisition, 7.610%, 09/16/14(a)(b)	12,215	11,543
Umbrella Acquisition, 7.629%, 09/16/14(a)(b)	5,000	4,950
Wenner Media LLC, 7.110%, 09/29/13(a)(b)	2,850	2,772
WideOpenWest Finance LLC, 7.758%, 06/30/14(a)(b)	5,000	4,787
Yell Group PLC, 7.565%, 08/07/13(a)(b)	1,000	978

		94,388

Miscellaneous Manufacturer (3.7%)
Activant Solutions Holdings, Inc., 7.375%, 05/01/13(a)(b)	3,726	3,577

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Miscellaneous Manufacturer—continued
Aearo Technologies, Inc., 7.448%, 06/01/13(a)(b)	1,995	1,920
Bombardier, Inc., 7.859%, 06/28/13(a)(b)	6,380	6,256
Epco, 0.000%, 08/07/12(a)(b)(c)	5,000	4,883
Goodyear Engineered Products, 7.860%, 07/25/14(a)(b)	875	851
John Maneely Co., 8.521%, 12/06/13(a)(b)	2,769	2,561
Samsonite Corp., 7.469%, 12/21/13(a)(b)	3,980	3,945
Universal City Development, 7.422%, 06/09/11(a)(b)	1,851	1,800
Zuffa, Inc., 7.563%, 06/21/15(a)(b)	1,995	1,841

		27,634

Oil & Gas (1.7%)
Big West Oil LLC, 1.500%, 05/02/14(a)(b)	1,100	1,067
Big West Oil LLC, 7.448%, 05/02/14(a)(b)	895	868
Epd Holdings, 0.500%, 07/25/14(a)(b)	125	122
Niska Gas Storage, 7.280%, 05/01/11(a)(b)	355	347
Niska Gas Storage, 7.323%, 05/01/13(a)(b)	308	303
Niska Gas Storage, 7.323%, 05/01/13(a)(b)	1,895	1,862
Niska Gas Storage, 7.325%, 05/01/13(a)(b)	209	205
Petroleum Geo-Services ASA, 7.771%, 06/29/15(a)(b)	5,771	5,622
TPF Generation Holdings LLC, 7.198%, 12/21/13(a)(b)	1,540	1,489
Western Refining Co., 6.879%, 04/05/14(a)(b)	929	908

		12,793

Pipelines (4.4%)
El Paso Corp., 7.320%, 07/24/11(a)(b)	2,000	1,971
Energy Transfer Equity LP, 7.106%, 02/08/12(a)(b)	13,250	13,040
Kinder Morgan Energy Partners LP, 0.000%, 11/29/13(a)(b)(c)	2,000	1,943
Pipelines—continued
Kinder Morgan Energy Partners LP, 6.639%, 05/25/19(a)(b)	9,732	9,535
Targa Resources, Inc., 5.235%, 10/31/12(a)(b)	1,169	1,161
Targa Resources, Inc., 7.534%, 10/31/12(a)(b)	4,774	4,738

		32,388

Real Estate (0.9%)
Cb Richard Ellis, 6.996%, 12/20/13(a)(b)	4,903	4,781
Mattamy Group, 7.813%, 04/11/13(a)(b)	1,975	1,903

		6,684

Retail (2.7%)
Capital Automotive LP, 7.420%, 12/16/10(a)(b)	4,519	4,435
Gregg Appliances, Inc., 7.591%, 06/29/15(a)(b)	998	958
Neiman Marcus Group, Inc., 7.448%, 04/06/13(a)(b)	3,467	3,413
Petco Animal Supplies, Inc., 7.679%, 10/26/13(a)(b)	3,970	3,858
Rite Aid Corp., 7.331%, 06/04/14(a)(b)	2,000	1,954
Sally Holdings LLC, 7.860%, 11/10/13(a)(b)	2,978	2,909
Sports Authority, Inc. (The), 7.448%, 04/06/13(a)(b)	2,970	2,807

		20,334

Telecommunication Services (9.3%)
American Cellular Corp., 7.360%, 03/15/14(a)(b)	8,993	8,947
Asurion Corp., 8.360%, 07/03/14(a)(b)	7,500	7,294
Asurion Corp., 12.036%, 07/03/14(a)(b)	3,000	2,940
Cequel Communications LLC, 7.377%, 10/01/13(a)(b)	3,980	3,822
Cequel Communications LLC, 9.856%, 05/05/14(a)(b)	1,000	975
Hawaiian Telecom Communications, Inc., 1.330%, 04/30/12(a)(b)	1,400	1,312
Integra Telecom, Inc., 0.000%, 08/31/13(a)(b)(c)	2,000	2,010
Intelsat (Bermuda), Ltd., 7.859%, 02/02/14(a)(b)	8,000	7,887

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Telecommunication Services—continued
IPC Information Systems, Inc., 7.610%, 05/31/14(a)(b)	1,500	1,372
IPC Information Systems, Inc., 10.448%, 05/31/15(a)(b)	2,000	1,720
NG Wireless, Inc., 7.923%, 07/31/14(a)(b)	2,000	1,970
Paetec Holding Corp., 7.629%, 02/09/13(a)(b)	966	954
RCN Corp., 7.500%, 04/20/14(a)(b)	2,993	2,886
Sorenson Communications, Inc., 8.000%, 08/01/13(a)(b)	4,902	4,829
Sorenson Communications, Inc., 12.500%, 02/01/14(a)(b)	828	828
Telcordia Technologies, 0.500%, 03/08/11(a)(b)	5,000	4,575
Time Warner Telecom Holdings, Inc., 7.130%, 10/12/13(a)(b)	3,905	3,837
US Telepacific Corp., 9.381%, 08/07/11(a)(b)	1,126	1,104
Virgin Media Investment Holdings Ltd., 0.000%, 09/03/12(a)(b)(c)	2,714	2,616
West Corp., 7.605%, 10/23/13(a)(b)	5,446	5,331
Wind Acquisition Holdings, 12.609%, 12/07/11(a)(b)	1,604	1,620

		68,829

Transportation (0.4%)
Hertz Corp., 7.110%, 12/21/12(a)(b)	685	673
Travelport, Inc., 7.454%, 08/09/13(a)(b)	535	521
Volnay Acquisition (Compagnie Generale), 7.129%, 01/12/14(a)(b)	1,785	1,758

		2,952

Total Bank Loans (Cost $711,436)		695,576

Corporate Bonds (5.2%)
Auto Parts & Equipment (1.0%)
Goodyear Tire & Rubber Co. (The), 9.135%, 12/01/09(a)(b)	7,075	7,128

Diversified Financial Services (1.0%)
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	4,000	3,990
Level 3 Financing, Inc., 9.150%, 02/15/15, Callable 02/15/09 @ 102(a)	4,000	3,810

		7,800

Diversified Operations (0.7%)
Freeport-McMoRan Copper & Gold, Inc., 8.564%, 04/01/15, Callable 04/01/09 @ 102(a)	3,000	3,116
Leucadia National Corp., 7.000%, 08/15/13	2,000	1,920

		5,036

Health Care (0.4%)
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81(b)	3,000	3,203

Media (1.2%)
Bonten Media Acquisition, 9.000%, 06/01/15, Callable 06/01/11 @ 104.50(b)	2,000	1,790
Clear Channel Communications, Inc., 7.650%, 09/15/10	3,000	2,973
Clear Channel Communications, Inc., 5.500%, 12/15/16	1,000	762
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 01/15/08 @ 101.58	3,000	3,036
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88(b)	665	634

		9,195

Oil & Gas (0.4%)
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	3,000	3,090

Telecommunications (0.5%)
Qwest Communications International, Inc., 9.058%, 02/15/09, Callable 02/15/08 @ 100(a)	3,328	3,362

Total Corporate Bonds (Cost $38,942)		38,814

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Repurchase Agreements (10.3%)
ABN AMRO Bank N.V., 4.865%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $38,472 (collateralized by U.S. Government Agencies; 5.125%-6.000%, due 06/15/11-03/14/36; total market value $39,226)	38,456	38,456
Lehman Brothers, Inc., 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $38,489 (collateralized by U.S. Government Agencies; 6.000%, due 05/01/37; total market value $39,241)	38,473	38,473

Total Repurchase Agreements (Cost $76,929)		76,929

Total Investments (Cost $827,307)(d) — 109.1%		811,319
Liabilities in excess of other assets — (9.1)%		(67,653)

Net Assets — 100.0%		$743,666

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 86.2% of net assets as of September 30, 2007.

(c)	This security has not settled as of September 30, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	Cost for federal income tax purposes is $827,614 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,559
Unrealized Depreciation	(18,854)

Unrealized Depreciation	$(16,295)

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

As of September 30, 2007 the Fund had the following unfunded loan commitments.

		Unrealized
	Unfunded	Appreciation
Borrower	Commitments($)	(Depreciation)($)

Brand Services	3,146	(252)
Calpine Corp.	5,500	(440)
Hawaiian Telecom Communications, Inc.	6,600	(415)
MGM Mirage, Inc.	587	(28)
Umbrella Acquisition	5,000	(317)

		(1,452)

The commitments are available until the maturity date of the respective security.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate%	Date	Value($)

Abitibi Consolidated, Inc.	J.P. Morgan	2,000	2.80	06/20/08	(123)
Abitibi Consolidated, Inc.	J.P. Morgan	1,500	3.45	06/20/08	(85)
Level 3 Communications	J.P. Morgan	2,000	3.85	06/20/12	(74)

					(282)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (9.3%)
Commercial Services (1.5%)
Cengage Learning, Inc., 7.950%, 07/03/14(a)(b)	12,000	11,640

Diversified Financial Services (5.4%)
Cenveo Corp., 9.629%, 06/21/14(a)(b)	6,000	6,000
East Valley Tourist Development Authority, 10.860%, 08/06/14(a)(b)	11,500	11,385
First Data Corp., 0.000%, 09/24/14(a)(b)(c)	5,000	4,828
First Data Corp., 0.000%, 09/24/14(a)(b)(c)	10,250	9,894
First Data Corp., 0.000%, 09/24/14(a)(b)(c)	11,250	10,832

		42,939

Media (1.9%)
Charter Communications Operating LLC, 0.000%, 04/28/14(a)(b)(c)	6,500	6,278
Charter Communications Operating LLC, 7.360%, 04/28/14(a)(b)	9,000	8,692

		14,970

Telecommunication Services (0.5%)
American Cellular Corp., 7.360%, 03/15/14(a)(b)	2,000	1,990
Sorenson Communications, Inc., 8.000%, 08/01/13(a)(b)	1,957	1,928

		3,918

Total Bank Loans (Cost $73,524)		73,467

Corporate Bonds (87.5%)
Advertising (3.1%)
Quebecor World Capital Corp., 8.750%, 03/15/16, Callable 03/15/11 @ 104.38(b)	5,820	5,282
Quebecor World, Inc., 9.750%, 01/15/15, Callable 01/15/11 @ 104.88(b)	460	440
R.H. Donnelley Corp., 6.875%, 01/15/13	450	425
R.H. Donnelley Corp., 6.875%, 01/15/13, Callable 01/15/09 @ 103.438	2,475	2,339
R.H. Donnelley Corp., 8.875%, 01/15/16, Callable 01/15/11 @ 104.438(d)	9,790	9,974
Advertising—continued
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44(b)	5,540	5,623

		24,083

Aerospace/Defense (0.8%)
Hawker Beechcraft Acquisition Co., 8.875%, 04/01/15, Callable 04/01/11 @ 104.44(b)	1,800	1,814
Hawker Beechcraft Acquisition Co., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25(b)(d)	2,010	2,055
Transdigm, Inc., 7.750%, 07/15/14, Callable 07/15/09 @ 105.81	2,380	2,404

		6,273

Apparel (1.0%)
Hanesbrands, Inc., 8.784%, 12/15/14, Callable 12/15/08 @ 102(a)	3,310	3,293
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.875(d)	2,075	2,179
Levi Strauss & Co., 8.875%, 04/01/16, Callable 04/01/11 @ 104.44(d)	2,450	2,524

		7,996

Auto Manufacturers (1.3%)
General Motors Corp., 8.375%, 07/15/33(d)	11,855	10,388

Auto Parts & Equipment (0.7%)
Goodyear Tire & Rubber Co. (The), 9.135%, 12/01/09(a)(b)	3,680	3,708
Goodyear Tire & Rubber Co. (The), 8.625%, 12/01/11, Callable 12/01/09 @ 104.31(b)	631	659
Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15, Callable 07/01/10 @ 104.50(d)	938	1,001

		5,368

Beverages (0.3%)
Cott Beverages, Inc., 8.000%, 12/15/11, Callable 12/15/07 @ 102.67	2,757	2,716

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Building (0.2%)
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.188	1,750	1,628

Chemicals (5.1%)
ARCO Chemical Co., 10.250%, 11/01/10	4,455	4,767
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/15/07 @ 105.81	3,785	4,012
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25(b)(d)	9,500	9,096
Lyondell Chemical Co., 8.000%, 09/15/14, Callable 09/15/10 @ 104	4,970	5,467
Lyondell Chemical Co., 8.250%, 09/15/16, Callable 09/15/11 @ 104.13	9,555	10,773
Mosaic Co., 7.375%, 12/01/14, Callable 12/01/10 @ 103.69(b)	2,490	2,615
Mosaic Co., 7.625%, 12/01/16, Callable 12/01/11 @ 103.81(b)	800	853
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50(b)	2,310	2,333

		39,916

Commercial Services (5.7%)
Aramark Services, Inc., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25(d)	4,290	4,376
Aramark Services, Inc., 8.856%, 02/01/15, Callable 02/01/09 @ 102(a)	1,485	1,500
Corrections Corp. of America, 7.500%, 05/01/11, Callable 05/01/08 @ 101.88	5,250	5,289
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	1,785	1,763
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	465	479
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25(d)	4,255	4,595
Commercial Services—continued
Seitel Acquisition Corp., 9.750%, 02/15/14	4,110	3,884
Service Corp. International, 6.750%, 04/01/15	50	50
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/12 @ 103.25	9,875	9,998
United Rentals NA, Inc., 7.750%, 11/15/13, Callable 11/15/08 @ 103.88(d)	7,115	7,329
Valassis Communication, 8.250%, 03/01/15, Callable 03/01/11 @ 104.13(d)	6,105	5,311

		44,574

Diversified Financial Services (9.3%)
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69(b)	3,840	3,610
Ford Motor Credit Corp., 6.625%, 06/16/08	3,000	2,977
Ford Motor Credit Corp., 5.800%, 01/12/09	4,760	4,597
Ford Motor Credit Corp., 8.105%, 01/13/12(a)	3,730	3,525
Galaxy Entertainment Financial, 10.409%, 12/15/10, Callable 12/15/08 @ 101.50(a)(b)(d)	2,630	2,683
GMAC LLC, 6.875%, 09/15/11	2,580	2,455
GMAC LLC, 6.625%, 05/15/12	1,800	1,680
GMAC LLC, 6.750%, 12/01/14	1,670	1,514
GMAC LLC, 8.000%, 11/01/31(d)	5,715	5,607
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	6,570	7,227
Hexion US Finance Corp., 10.058%, 11/15/14, Callable 11/15/08 @ 102(a)	1,550	1,596
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	15,240	15,202
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	3,660	4,035

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Diversified Financial Services—continued
Level 3 Financing, Inc., 9.150%, 02/15/15, Callable 02/15/09 @ 102(a)	990	943
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38(d)	5,045	4,868
NSG Holdings LLC, 7.750%, 12/15/25(b)	7,885	7,806
Snoqualmie Enterprise Authority, 9.150%, 02/01/14, Callable 02/01/09 @ 103(a)(b)	1,545	1,502
Snoqualmie Enterprise Authority, 9.125%, 02/01/15, Callable 02/01/11 @ 104.56(b)	1,090	1,074

		72,901

Diversified Minerals (2.6%)
FMG Finance Property Ltd., 10.000%, 09/01/13(b)	12,985	14,203
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	5,145	6,058

		20,261

Diversified Operations (2.5%)
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13	5,890	6,361
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19(d)	6,545	7,150
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,814
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	4,370	4,163

		19,488

Electric (8.4%)
AES Corp. (The), 8.750%, 05/15/13, Callable 05/15/08 @ 104.375(b)	2	2
Aquila, Inc., 9.950%, 02/01/11	4,740	5,163
Aquila, Inc., 12.073%, 07/01/12	4,200	5,292
Baldor Electic Co., 8.625%, 02/15/17, Callable 02/15/12 @ 103.31, Barnett Banks(d)	1,470	1,536
Electric—continued
Elwood Energy LLC, 8.159%, 07/05/26	4,215	4,264
Homer City Funding LLC, 8.137%, 10/01/19	1,781	1,914
Inergy LP/Inergy Finance, 8.250%, 03/01/16, Callable 03/01/11 @ 104.13	1,565	1,616
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50(b)(d)	5,550	5,828
Midwest Generation LLC, Ser A, 8.300%, 07/02/09	2,304	2,344
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	5,487	5,871
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	5,814	6,440
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69(d)	5,325	5,405
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	11,235	11,263
NRG Energy, Inc., 7.375%, 01/15/17, Callable 11/15/11 @ 100	4,375	4,375
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	2,145	2,166
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	2,900	3,104

		66,583

Electronics (0.3%)
Flextronics International Ltd., 6.500%, 05/15/13	2,625	2,507

Entertainment (1.7%)
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19(b)	2,085	2,288
Seneca Gaming Corp., Ser B, 7.250%, 05/01/12, Callable 05/01/08 @ 103.63	821	827
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69(b)(d)	3,110	3,141
WMG Acquisition Corp., 7.375%, 04/15/14, Callable 04/15/09 @ 103.688	6,087	5,296

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Entertainment—continued
WMG Holdings Corp., 10.148%, 12/15/14, Callable 12/15/09 @ 104.75(e)(f)	2,063	1,444

		12,996

Food (1.9%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/07 @ 104.31	5,627	5,711
Smithfield Foods, Inc., 7.750%, 07/01/17	4,235	4,341
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	1,870	1,931
Stater Brothers Holdings, 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	2,790	2,762

		14,745

Forest Products & Paper (1.1%)
Abitibi-Consolidated, Inc., 6.950%, 04/01/08	265	253
Boise Cascade LLC, 8.231%, 10/15/12, Callable 08/21/12 @ 102(a)	4,115	4,115
Verso Paper Holdings, Ser B, 9.106%, 08/01/14, Callable 08/01/08 @ 102(a)	4,605	4,628

		8,996

Health Care (5.0%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(b)	14,745	15,150
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56(b)	10,845	11,442
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63(b)	7,635	8,112
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81(b)	180	192
Universal Hospital Services, Inc., 8.500%, 06/01/15, Callable 06/01/11 @ 104.25(b)	4,055	4,014
Universal Hospital Services, Inc., 8.759%, 06/01/15, Callable 06/01/09 @ 102(a)(b)	780	776

		39,686

Industrials (1.0%)
Aleris International, Inc., 9.000%, 12/15/14, Callable 12/15/10 @ 104.50	3,340	3,089
Mueller Water Products, 7.375%, 06/01/17, Callable 06/01/17 @ 103.69(b)	5,435	5,055

		8,144
Insurance (1.9%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27	4,142	4,012
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	4,425	4,204
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88(d)	3,075	2,929
Hub International Holdings, 9.000%, 12/15/14, Callable 06/15/11 @ 104.50(b)	4,025	3,864

		15,009

Lodging (2.0%)
Boyd Gaming Corp., 7.750%, 12/15/12, Callable 12/15/07 @ 103.88(d)	3,560	3,658
Caesars Entertainment, Inc., 7.875%, 03/15/10	1,055	1,076
Harrahs Operating Co., Inc., 5.375%, 12/15/13	3,305	2,677
Harrahs Operating Co., Inc., 5.750%, 10/01/17	920	704
MGM Mirage, Inc., 8.500%, 09/15/10	905	946
MGM Mirage, Inc., 6.625%, 07/15/15	3,555	3,373
MGM Mirage, Inc., 7.500%, 06/01/16	755	750
San Pasqual Casino, 8.000%, 09/15/13, Callable 09/15/09 @ 104(b)	2,865	2,893

		16,077

Machinery Diversified (0.4%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	2,700	2,794

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Media (8.0%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(b)	975	970
Charter Communications LLC, 8.000%, 04/30/12(b)	985	980
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19(b)	2,985	3,000
Clear Channel Communications, Inc., 4.400%, 05/15/11	1,455	1,248
Clear Channel Communications, Inc., 7.650%, 09/15/10	1,800	1,784
Clear Channel Communications, Inc., 5.500%, 09/15/14(d)	3,200	2,513
Dex Media, Inc., 8.000%, 11/15/13, Callable 11/15/08 @ 104	360	363
DirecTV Holdings LLC, 8.375%, 03/15/13, Callable 03/15/08 @ 104.19	7,435	7,723
EchoStar DBS Corp., 7.125%, 02/01/16	6,120	6,288
General Cable Corp., 7.735%, 04/01/15, Callable 4/01/09 @ 102(a)	2,720	2,638
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	7,335	7,848
LIN Television Corp., 6.500%, 05/15/13, Callable 05/15/12 @ 103.25(d)	2,600	2,529
LIN Television Corp., Ser B, 6.500%, 05/15/13, Callable 05/15/08 @ 103.25	2,305	2,242
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 01/15/08 @ 101.58	1,000	1,013
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	10,875	10,902
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	4,700	4,483
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88(b)	3,540	3,376
Rogers Cable, Inc., 8.750%, 05/01/32	1,400	1,650
Media—continued
Univision Communication, Inc., 7.850%, 07/15/11	1,650	1,650

		63,200

Miscellaneous Manufacturer (0.6%)
American Railcar Industries, 7.500%, 03/01/14, Callable 03/01/11 @ 103.75	1,755	1,746
Bombardier, Inc., 6.300%, 05/01/14(b)	1,340	1,313
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	1,900	1,991

		5,050

Oil & Gas (6.7%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	6,225	6,412
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	1,510	1,555
Cimarex Energy Co., 7.125%, 05/01/17, Callable 05/01/12 @ 103.56	1,995	1,980
Compton Petroleum Finance Corp., 7.625%, 12/01/13, Callable 12/01/09 @ 103.81	4,415	4,260
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	2,415	2,361
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13(b)	8,170	8,170
OPTI Canada, Inc., 8.250%, 12/15/14, Callable 12/15/10 @ 104.13(b)(d)	9,585	9,657
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	5,645	5,955
Sabine Pass LNG LP, 7.250%, 11/30/13	2,895	2,852
Sabine Pass LNG LP, 7.500%, 11/30/16	4,540	4,472
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	260	268

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Oil & Gas—continued
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25(b)	2,445	2,518
Western Oil Sands, Inc., 8.375%, 05/01/12	2,024	2,234

		52,694

Packaging & Containers (0.8%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75(d)	3,200	3,288
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/08 @ 103.38	3,000	2,910

		6,198

Pipelines (0.8%)
Dynegy Holdings, Inc., 7.500%, 06/01/15(b)	1,685	1,626
Markwest Energy Partners LP, Ser B, 8.500%, 07/15/16, Callable 07/15/11 @ 104.25	3,295	3,246
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25(b)	845	845
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	361

		6,078

Real Estate (0.8%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	1,275	1,264
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56(b)	2,745	2,615
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	2,810	2,676

		6,555

REITS (0.4%)
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/08 @ 103.56	995	1,003
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/09 @ 103.50	2,268	2,262

		3,265

Retail (0.8%)
Asbury Automotive Group, Inc., 7.625%, 03/15/17, Callable 03/15/12 @ 103.81(b)	1,845	1,697
Gamestop Corp., 9.224%, 10/01/11, Callable 10/01/07 @ 102(a)	1,075	1,097
Gamestop Corp., 8.000%, 10/01/12, Callable 10/01/09 @ 104	2,025	2,106
Rite Aid Corp., 8.125%, 05/01/10, Callable 05/01/08 @ 102.03	1,270	1,273

		6,173

Semiconductors (1.8%)
Amkor Technologies, Inc., 7.125%, 03/15/11	1,650	1,600
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63(d)	6,295	6,358
Avago Technologies Finance Ltd., 11.080%, 06/01/13, Callable 12/01/07 @ 102(a)	2,110	2,152
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44(d)	970	936
Freescale Semiconductor, 10.125%, 12/15/16, Callable 12/15/11 @ 105.06(d)	3,760	3,497

		14,543

Telecommunication Services (9.7%)
Alltel Corp., 7.000%, 07/01/12	1,975	1,788
Citizens Communications Co., 9.000%, 08/15/31	2,320	2,355
GCI, Inc., 7.250%, 02/15/14, Callable 02/15/09 @ 103.62	3,460	3,201
Inmarsat Finance II PLC, 7.522%, 11/15/12, Callable 11/15/08 @ 105.19(e)(f)	4,980	4,768
Inmarsat Group Ltd., 7.625%, 06/30/12, Callable 03/01/08 @ 103.81	2,679	2,759
Intelsat Subsidiary Holding Co. Ltd., 8.250%, 01/15/13, Callable 01/15/09 @ 104.13	12,235	12,419

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Telecommunication Services—continued
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.438(b)(d)	4,495	4,742
NTL Cable PLC, 8.750%, 04/15/14, Callable 04/15/09 @ 104.375	6,064	6,216
Qwest Communications International, Inc., 9.058%, 02/15/09, Callable 02/15/08 @ 100(a)(d)	2,245	2,267
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/08 @ 103.62	8,275	8,368
Qwest Corp., 8.944%, 06/15/13(a)	3,000	3,202
Rogers Wireless, Inc., 9.625%, 05/01/11	1,118	1,259
Telcordia Technologies, Inc., 9.110%, 07/15/12, Callable 07/15/08 @ 102(a)(b)	12,335	11,503
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88(d)	2,580	2,704
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	900	997
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31(d)	8,175	8,717

		77,265

Transportation (0.8%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75(b)(d)	3,195	3,259
CHC Helicopter Corp., 7.375%, 05/01/14, Callable 05/01/09 @ 103.69	2,997	2,847

		6,106

Total Corporate Bonds (Cost $696,368)		690,256

U.S. Treasury Obligation (0.4%)
U.S. Treasury Bill (0.4%) 3.399%, 10/18/07(e)	3,000	2,996

Total U.S. Treasury Obligation (Cost $2,992)		2,996

	Shares or
	Principal
	Amount($)	Value($)

Short-Term Investment (12.9%)
Credit Suisse Flagship Fund (USA) LLC(g)	101,321,875	101,322

Total Short-Term Investment (Cost $101,322)		101,322

Repurchase Agreements (4.6%)
HSBC Securities, Inc., 4.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $21,911 (collateralized by U.S. Government Agency; 5.500%, due 09/01/37; total market value $22,345)	$21,902	21,902
Lehman Brothers, Inc., 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $14,385 (collateralized by U.S. Government Agency; 6.000%, due 05/01/37; total market value $14,669)	14,379	14,379

Total Repurchase Agreements (Cost $36,281)		36,281

Total Investments (Cost $910,487) (h) — 114.7%		904,322
Liabilities in excess of other assets — (14.7)%		(116,263)

Net Assets — 100.0%		$788,059

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 35% of net assets as of September 30, 2007.

(c)	This security has not settled as of September 30, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $96,818.

(e)	Rate represents the effective yield at purchase.

(f)	Step bond.

(g)	This security was purchased with cash collateral held from securities lending.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — concluded

(h)	Cost for federal income tax purposes is $912,647 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$6,970
Unrealized Depreciation	(15,295)

Unrealized Depreciation	$(8,325)

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

Ser	— Series

At September 30, 2007, liquid assets totaling $62,202, in thousands, have been designated as collateral for open swap agreements.

As of September 30, 2007, the fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation
Borrower	Commitments ($)	(Depreciation) ($)

Calpine Corp. 0.500%, 03/29/09	5,000	(400)
Umbrella Acquisition, 0.500%, 03/29/14	5,000	(317)

		(717)

The commitments are available until the maturity date of the respective security.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Abitibi Consolidated, Inc.	JP Morgan	8,000	2.80	06/20/08	(490)
Abitibi Consolidated, Inc.	JP Morgan	8,500	3.45	06/20/08	(484)
Centex Corp.	Deutsche Bank	(2,000)	2.70	12/20/12	42
General Motors Corp.	Bank of America	3,500	6.40	09/20/12	197
General Motors Corp.	Citibank N.A.	5,000	5.75	12/20/12	154
Lennar Corp.	Morgan Stanley	(1,000)	3.15	12/20/12	8
North America High Yield Index; Series 8	Bank of America	(10,000)	2.75	06/20/12	(625)

					(1,198)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (3.5%)
Automobile ABS (3.5%)
Capital Auto Receivables Asset Trust, Ser 2006-1, Cl A3, 5.030%, 10/15/09	2,815	2,810
Capital One Prime Auto Receivable Trust, Ser 2006-1 Cl A3, 4.990%, 09/15/10	3,198	3,194
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	2,174	2,170
USAA Auto Owner Trust, Ser 2006-4 Cl A3, 5.010%, 06/15/11	5,000	4,995

Total Asset-Backed Securities (Cost $13,181)		13,169

Collateralized Mortgage Obligations (23.6%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.578%, 05/25/35(a)	1,640	1,615
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	1,462	1,436
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,252
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.947%, 03/25/36(a)	3,840	3,838
Bear Stearns Commercial Mortgage Securities, Ser 2004-ESA, Cl C, 4.937%, 05/14/16(b)	3,000	3,013
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	1,535	1,531
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	3,600	3,556
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	4,435	4,389
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	3,500	3,491
Collateralized Mortgage Obligations—continued
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35(a)	2,502	2,476
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.411%, 09/25/35(a)	2,209	2,213
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	2,150	2,131
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	4,810	4,740
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	3,200	3,206
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 6.013%, 03/25/37(a)	3,123	3,151
J.P. Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,395	3,361
LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	1,867	1,879
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	4,500	4,430
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.995%, 11/25/36(a)	4,455	4,475
Morgan Stanley Capital I, Ser 1998-XL2, Cl A2, 6.170%, 10/03/34	5,326	5,377
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	1,053	1,051
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	2,834	2,832
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1 Cl A2, 5.681%, 04/15/34	853	856

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	4,105	4,050
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.539%, 09/25/34(a)	3,420	3,356
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.432%, 11/25/36	4,761	4,723
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(a)	3,933	3,919
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36(a)	4,486	4,473

Total Collateralized Mortgage Obligations (Cost $87,433)		87,820

Corporate Bonds (18.6%)
Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	1,250	1,251

Banks (1.6%)
JPMorgan Chase & Co., 7.000%, 11/15/09	2,540	2,638
Wachovia Corp., 6.375%, 02/01/09	3,300	3,354

		5,992

Beverages (0.9%)
Diageo Capital PLC, 3.375%, 03/20/08	3,225	3,194

Chemicals (0.2%)
Equistar Chemical Funding Corp., 10.125%, 09/01/08	841	868

Commercial Services (0.3%)
ERAC USA Finance Co., 7.350%, 06/15/08(b)	1,125	1,137

Diversified Financial Services (8.6%)
Boeing Capital Corp., 4.750%, 08/25/08	2,437	2,435
Diversified Financial Services—continued
Caterpillar Financial Services Corp., 4.150%, 01/15/10	1,715	1,688
Citigroup, Inc., 6.200%, 03/15/09	3,225	3,280
General Electric Capital Corp., Ser A, 4.125%, 09/01/09	2,125	2,095
HSBC Finance Corp., 4.125%, 11/16/09	2,720	2,651
ING USA Global Trust, 4.500%, 10/01/10	2,500	2,475
International Lease Finance Corp., 5.750%, 06/15/11	3,250	3,280
John Deere Capital Corp., Ser D, 4.875%, 03/16/09	2,806	2,801
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10	2,455	2,378
Lehman Brothers Holdings, Inc., Ser I, 6.000%, 07/19/12	1,925	1,955
Merrill Lynch & Co., Inc., 4.831%, 10/27/08	2,060	2,035
Morgan Stanley, 4.000%, 01/15/10	3,500	3,419
Wells Fargo & Co., 4.200%, 01/15/10	1,275	1,254

		31,746

Energy (0.5%)
MidAmerican Energy Holdings Co., 3.500%, 05/15/08	2,000	1,977

Media (1.7%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,750	1,815
Cox Communications, Inc., 7.750%, 11/01/10	1,705	1,817
News America, Inc., 6.625%, 01/09/08(c)	1,810	1,816
Time Warner Entertainment Co., 7.250%, 09/01/08	810	819

		6,267

Miscellaneous Manufacturer (1.5%)
Avon Products, Inc., 7.150%, 11/15/09	2,195	2,301
Honeywell International, Inc., 7.500%, 03/01/10	3,165	3,354

		5,655

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Oil & Gas (0.6%)
Anadarko Petroleum Corp., 3.250%, 05/01/08	1,470	1,451
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	740	734

		2,185

Pipelines (0.2%)
ONEOK Partners LP, 7.100%, 03/15/11	886	931

REITS (0.4%)
Simon Property Group LP, 6.375%, 11/15/07	1,500	1,501

Retail (0.9%)
Wal-Mart Stores, Inc., 6.875%, 08/10/09	3,080	3,184

Telecommunication Services (0.6%)
BellSouth Telecommunications, Inc., 5.875%, 01/15/09	1,450	1,464
SBC Communications, Inc., 4.125%, 09/15/09	790	777

		2,241

Transportation (0.3%)
Union Pacific Corp., 6.650%, 01/15/11	1,215	1,253

Total Corporate Bonds (Cost $69,304)		69,382

Master Note (1.6%)
Banks (1.6%)
Bank of America Corp., 5.310%(a)(g)	6,001	6,000

Total Master Note (Cost $6,000)		6,000

U.S. Government Agencies (8.8%)
Fannie Mae (1.6%) 5.200%, 11/20/09, Callable
05/20/08 @ 100(c)	3,500	3,515
5.080%, 05/14/10, Callable
05/14/09 @ 100(c)	2,275	2,294

		5,809

Federal Home Loan Bank (3.7%)
5.000%, 10/16/09, Callable 10/16/08 @ 100(c)	7,930	7,967
5.300%, 01/22/10, Callable
01/22/08 @ 100(c)	3,525	3,533
Federal Home Loan Bank—continued
5.000%, 03/12/10	2,375	2,406

		13,906

Freddie Mac (3.5%) 5.000%, 11/01/10, Callable 11/01/07 @ 100	3,680	3,682
5.125%, 11/24/10, Callable
11/24/08 @ 100	5,375	5,410
5.400%, 02/02/12, Callable
02/02/09 @ 100	3,850	3,893

		12,985

Total U.S. Government Agencies (Cost $32,450)		32,700

U.S. Government Agency Mortgages (25.8%)
Fannie Mae (17.1%)
6.900%, 11/01/07	412	411
6.070%, 10/01/08	2,061	2,065
6.652%, 07/01/09	1,914	1,931
6.850%, 08/01/09	3,832	3,908
7.736%, 02/01/10	2,750	2,870
6.960%, 10/01/10(a)	2,782	2,898
7.010%, 11/01/10	3,014	3,148
5.620%, 02/01/12	3,995	4,079
4.628%, 08/01/13	4,992	4,940
4.000%, 12/01/14	2,941	2,862
4.500%, 07/01/15	2,125	2,091
4.500%, 01/25/25	5,281	5,240
5.000%, 11/25/26	1,703	1,700
6.000%, 12/25/30	2,610	2,647
7.184%, 09/01/33(a)	546	554
6.000%, 10/01/33	5,000	5,006
7.154%, 10/01/33(a)	800	811
4.332%, 03/01/34(a)	1,817	1,854
4.666%, 05/01/35(a)	5,218	5,164
4.827%, 06/01/35(a)	3,768	3,738
5.361%, 06/01/36(a)	5,853	5,855

		63,772

Freddie Mac (7.4%)
4.000%, 07/01/08	1,414	1,397
3.750%, 12/15/11	1,497	1,472
5.741%, 01/25/12(a)	2,250	2,271
5.875%, 05/15/16(a)	3,228	3,254
4.500%, 08/15/19	93	91
5.000%, 12/15/20	1,098	1,098
5.500%, 04/15/26	4,132	4,151
4.500%, 10/15/28	2,068	2,045
4.283%, 03/01/34(a)	1,708	1,717

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Freddie Mac—continued
4.924%, 04/01/34(a)	1,246	1,271
6.258%, 09/01/36(a)	3,385	3,450
5.517%, 04/01/37(a)	5,423	5,405

		27,622

Ginnie Mae (1.3%)
5.991%, 02/16/24(a)	524	530
3.701%, 05/16/25	4,631	4,513

		5,043

Total U.S. Government Agency Mortgages (Cost $96,462)		96,437

U.S. Treasury Obligations (17.6%)
U.S. Treasury Notes (17.6%)
4.500%, 02/15/09(c)	8,860	8,920
3.500%, 08/15/09(c)	34,210	33,926
3.500%, 02/15/10(c)	2,335	2,309
4.750%, 02/15/10(c)	1,110	1,129
4.125%, 08/15/10(c)	19,300	19,363

Total U.S. Treasury Obligations (Cost $65,168)		65,647

Short-Term Investment (20.6%)
Credit Suisse Flagship Fund (USA) LLC (d)	76,789,313	76,789

Total Short-Term Investment (Cost $76,789)		76,789

Money Market Fund (2.6%)
STI Classic Institutional Cash Management Money Market Fund(e)	9,507,358	9,507

Total Money Market Fund (Cost $9,507)		9,507

Total Investments (Cost $456,294) (f) — 122.7%		457,451
Liabilities in excess of other assets — (22.7)%		(84,661)

Net Assets — 100.0%		$372,790

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.1% of net assets as of September 30, 2007.

(c)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $74,716.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Cost for federal income tax purposes is $456,686 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$1,457
Unrealized Depreciation	(692)

Unrealized Appreciation	$765

(g)	Perpetual maturity.

Cl	— Class

LP	— Limited Partnership

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

Ser	— Series

As of September 30, 2007, liquid assets totaling $4,715, in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares and Contracts)
(Unaudited)

Short-Term Bond Fund — concluded

Open Futures Contracts

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount ($)	Month	Contracts	(Depreciation) ($)
U.S. 10YR Note	Short	3,060	12/07	28	(4)

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate %	Date	Value ($)
Merrill Lynch & Co., Inc.	Barclays Bank PLC	8,500	0.95	09/20/12	270
Merrill Lynch & Co., Inc.	Barclays Bank PLC	(5,000)	1.06	09/20/17	(68)

					202

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

U.S. Treasury Obligations (97.7%)
U.S. Treasury Notes (97.7%)

3.750%, 05/15/08	3,150	3,142
4.375%, 11/15/08(a)	23,000	23,090
4.875%, 08/15/09	27,000	27,434
4.125%, 08/15/10(a)	9,000	9,029
4.500%, 11/15/10(a)	2,500	2,534
4.625%, 02/29/12(a)	4,000	4,071

Total U.S. Treasury Obligations (Cost $68,548)		69,300

Short-Term Investments (46.2%)
Credit Suisse Flagship Fund (USA) LLC(b)	32,777,375	32,777

Total Short-Term Investments (Cost $32,777)		32,777

Money Market Fund (1.5%)
Federated U.S. Treasury Cash Reserve Fund	1,098,542	1,099

Total Money Market Fund (Cost $1,099)		1,099

Total Investments (Cost $102,424)(c) — 145.4%		103,176

Liabilities in excess of other assets — (45.4)%		(32,229)

Net Assets — 100.0%		$70,947

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $31,762.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Cost for federal income tax purposes is $102,473 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$703
Unrealized Depreciation	0

Unrealized Appreciation	$703

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (0.7%)
Collateralized Loan Obligations ABS (0.7%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 9.210%, 12/22/20(a)(b)	280	213
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20(a)(b)	500	498

		711

Total Asset-Backed Securities (Cost $698)		711

Bank Loans (5.8%)
Commercial Services (1.5%)
Cengage Learning, Inc., 7.950%, 07/03/14(a)(c)	625	607
Merrill Corp., 11.629%, 10/01/13(a)(c)	1,000	970

		1,577

Diversified Financial Services (3.5%)
Cenveo Corp., 9.629%, 06/21/14(a)(c)	425	425
Clark American Corp., 0.000%, 04/01/14(a)(c)(d)	640	594
East Valley Tourist Development Authority, 10.860%, 08/06/14(a)(c)	1,100	1,088
First Data Corp., 0.000%, 09/24/14(a)(c)(d)	750	724
First Data Corp., 0.000%, 09/24/14(a)(c)(d)	750	722

		3,553

Telecommunications (0.8%)
Wind Acquisition Holdings, 12.609%, 12/07/11(a)(c)	802	810

Total Bank Loans (Cost $5,957)		5,940

Commercial Paper (0.4%)
Diversified Financial Services (0.4%)
General Electric Capital Corp., 5.256%, 11/21/07(e)	410	408

Total Commercial Paper (Cost $407)		408

Collateralized Mortgage Obligations (9.9%)
Banc of America Commercial Mortgage Inc., Ser 2005-6 Cl A4, 5.353%, 09/10/47(a)	3,000	2,965
Collateralized Mortgage Obligations—continued
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.111%, 07/10/38(a)	4,000	4,123
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB16, Cl A4, 5.552%, 05/12/45	3,000	3,000

		10,088

Total Collateralized Mortgage Obligations (Cost $9,760)		10,088

Corporate Bonds (39.6%)
Advertising (1.9%)
Affinion Group, Inc., 11.500%, 10/15/15, Callable 10/15/10 @ 105.75	480	504
Quebecor World Capital Corp., 8.750%, 03/15/16, Callable 03/15/11 @ 104.38(c)	90	82
Quebecor World, Inc., 9.750%, 01/15/15, Callable 01/15/11 @ 104.88(c)	960	919
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44(c)	410	416

		1,921

Aerospace/Defense (0.1%)
Hawker Beechcraft Corp., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25(c)	150	153

Apparel (1.7%)
Hanesbrands, Inc., 8.784%, 12/15/14, Callable 12/15/08 @ 102(a)	230	229
Levi Strauss & Co., 8.875%, 04/01/16, Callable 04/01/11 @ 104.44	1,500	1,545

		1,774

Auto Manufacturers (1.6%)
General Motors Corp., 8.375%, 07/15/33(f)	1,855	1,626

Beverages (0.1%)
Cott Beverages, Inc., 8.000%, 12/15/11, Callable 12/15/07 @ 102.67	140	138

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Chemicals (0.8%)
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25(c)(f)	895	857

Commercial Services (3.2%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	625	606
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	80	79
Deluxe Corp., Ser B, 5.125%, 10/01/14	175	151
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25(f)	315	340
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/08 @ 103.25	320	324
United Rentals NA, Inc., 7.750%, 11/15/13, Callable 11/15/08 @ 103.88(f)	980	1,009
Valassis Communication, 8.250%, 03/01/15, Callable 03/01/11 @ 104.13	340	296
Visant Holdings Corp., 8.750%, 12/01/13, Callable 12/01/08 @ 106.563	490	501

		3,306

Diversified Financial Services (4.6%)
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69(c)	170	160
Ford Motor Credit Co., 8.625%, 11/01/10	1,275	1,263
Galaxy Entertainment Financial, 10.409%, 12/15/10, Callable 12/15/08 @ 101.50(a)(c)	150	153
GMAC LLC, 6.625%, 05/15/12	230	215
GMAC LLC, 6.750%, 12/01/14	75	68
GMAC LLC, 8.000%, 11/01/31	450	441
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	400	440
Diversified Financial Services—continued
Hexion US Finance Corp., 10.058%, 11/15/14, Callable 11/15/08 @ 102(a)	75	77
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	700	698
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	35	39
Level 3 Financing, Inc., 9.150%, 02/15/15, Callable 02/15/09 @ 102(a)	60	57
Nielsen Finance LLC, 10.000%, 08/01/14, Callable 08/01/10 @ 105	420	444
NSG Holdings LLC, 7.750%, 12/15/25(c)	450	446
Snoqualmie Enterprise Authority, 9.125%, 02/01/15, Callable 02/01/11 @ 104.56(c)	40	39

		4,540

Diversified Minerals (0.5%)
FMG Finance Property Ltd., 10.625%, 09/01/16(c)	400	471

Diversified Operations (1.1%)
Activant Solutions, Inc., 9.500%, 05/01/16, Callable 05/01/11 @ 104.75	985	867
Freeport-McMoRan Copper & Gold, Inc., 8.564%, 04/01/15, Callable 04/01/09 @ 102(a)	255	265

		1,132

Electric (3.7%)
Aquila, Inc., 12.073%, 07/01/12	1,040	1,310
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50(c)	600	630
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	990	1,005
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	880	889

		3,834

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Entertainment (0.2%)
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19(c)	90	99
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69(c)	100	101

		200

Food (0.3%)
Smithfield Foods, Inc., 7.750%, 07/01/17	345	354

Health Care (4.2%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(c)	1,200	1,233
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81(b)(c)	1,240	1,324
Universal Hospital Services, Inc., 8.500%, 06/01/15, Callable 06/01/11 @ 104.25(c)	125	124
Universal Hospital Services, Inc., 8.759%, 06/01/15, Callable 06/01/09 @ 102(a)(c)	870	865
US Oncology, Inc., 10.750%, 08/15/14, Callable 08/15/09 @ 105.38	675	697

		4,243

Insurance (0.2%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	210	200

Lodging (0.6%)
Harrahs Operating Co., Inc., 5.750%, 10/01/17	860	658

Machinery Diversified (1.3%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	1,294

Media (4.4%)
Bonten Media Acquisition, 9.000%, 06/01/15, Callable 06/01/11 @ 104.50(c)	425	380
Clear Channel Communications, Inc., 7.650%, 09/15/10	100	99
Media—continued
Clear Channel Communications, Inc., 5.500%, 09/15/14	175	138
EchoStar DBS Corp., 7.125%, 02/01/16	395	406
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	725	776
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,290	1,292
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	195	186
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88(c)	210	200
Univision Communications, 9.750%, 03/15/15, Callable 03/15/11 @ 104.88(c)(f)	925	902

		4,379

Miscellaneous Manufacturer (0.2%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	181	191

Oil & Gas (2.1%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	50	52
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	75	77
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63(c)	80	80
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	115	112
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13(c)	530	530
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	1,220	1,257

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Oil & Gas—continued
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25(c)	80	82

		2,190

Packaging & Containers (0.8%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75	810	832

Pipelines (1.6%)
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25(c)	1,605	1,605

Real Estate (0.4%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	35	35
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	20	19
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56(c)	395	376

		430

Semiconductors (0.4%)
Amkor Technologies, Inc., 7.125%, 03/15/11	135	131
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	140	141
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	50	48
Freescale Semiconductor, 10.125%, 12/15/16, Callable 12/15/11 @ 105.06	190	177

		497

Telecommunication Services (3.3%)
Intelsat Subsidiary Holding Co. Ltd., 8.250%, 01/15/13, Callable 01/15/09 @ 104.13	190	193
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.438(c)	225	237
Telecommunication Services—continued

	Shares or
	Principal
	Amount($)	Value($)

PanAmSat Corp., 9.000%, 06/15/16, Callable 06/15/11 @ 104.50	550	567
Telcordia Technologies, Inc., 9.110%, 07/15/12, Callable 07/15/08 @ 102(a)(c)	950	886
West Corp., 11.000%, 10/15/16, Callable 10/15/11 @ 105.50(f)	1,345	1,412
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(c)	75	83

		3,378

Transportation (0.3%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75(c)	300	306

Total Corporate Bonds (Cost $40,303)		40,509

Foreign Government Bonds (18.7%)
Argentina (0.6%)
Republic of Argentina, 8.280%, 12/31/33	650	590

Brazil (3.8%)
Republic of Brazil, 6.000%, 01/17/17	2,170	2,199
Republic of Brazil, 7.125%, 01/20/37	1,545	1,726

		3,925

Colombia (0.2%)
Republic of Columbia, 7.375%, 09/18/37	180	198

Japan (5.0%)
Japan Governement, 1.700%, 09/20/17 (g)	583,800	5,094

Mexico (0.8%)
United Mexican States, 6.750%, 09/27/34	755	821

Russian Federation (1.9%)
Russian Federation, 7.500%, 03/31/30(c)	1,771	1,980

United Kingdom (5.3%)
United Kingdom, 2.250%, 07/08/08(c)	5,475	5,381

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

	Shares or
	Principal
	Amount ($)	Value($)

Venezuela (1.1%)
Republic of Venezuela, 9.375%, 01/13/34	1,125	1,173

Total Foreign Government Bonds (Cost $19,150)		19,162

Mutual Fund (1.0%)
STI Classic Limited Duration Fund (h)	101,014	1,008
Total Mutual Fund (Cost $1,008)		1,008

U.S. Treasury Obligations (20.7%)
U.S. Treasury Bond (5.1%) 4.750%, 02/15/37	5,265	5,192

U.S. Treasury Notes (15.6%) 4.250%, 10/31/07	3,700	3,701
4.500%, 05/15/10	6,590	6,673
4.750%, 08/15/17	5,555	5,630

		16,004

Total U.S. Treasury Obligations (Cost $21,028)		21,196

Short-Term Investments (21.7%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	5,004	5,004
Credit Suisse Flagship Fund (USA) LLC (i)	17,256,055	17,256

Total Short-Term Investments (Cost $22,260)		22,260

Total Investments (Cost $120,571) (j) — 118.5%		121,282
Liabilities in excess of other assets — (18.5)%		(18,950)

Net Assets — 100.0%		$102,332

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2007 are identified below (in thousands):

Issue	Acquisition	Cost		Value	Percent of
Description	Date	($)	Shares	($)	Net Assets (%)

CIFC	07/20/07	199	280	213	0.21
Muir Grove LTD	09/25/07	498	500	498	0.48

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 27% of net assets as of September 30, 2007.

(d)	This security has not settled as of September 30, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	Rate represents the effective yield at purchase.

(f)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $16,655.

(g)	The principal amount of the security is denominated in Japanese Yen.

(h)	Affiliate Investment.

(i)	This security was purchased with cash collateral held from securities lending.

(j)	Cost for federal income tax purposes is $121,723 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$165
Unrealized Depreciation	(606)

Unrealized Appreciation	$(441)

Cl	— Class

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

Ser	— Series

At September 30, 2007, liquid assets totaling $13,963, in thousands, have been designated as collateral for open swap agreements.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate %	Date	Value ($)
Abitibi Consolidated, Inc.	JP Morgan	500	4.50	06/20/09	(54)
Russian Federation	Merrill Lynch	1,115	0.87	09/20/12	7
Bolivarian Republic of Venezuela	Citigroup	1,700	3.68	10/22/12	(6)

					(53)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Strategic Income Fund — continued

At September 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)
Short:
Australian Dollar	12/20/07	1,321	1,135	1,168	(33)
Australian Dollar	12/24/07	1,311	1,125	1,158	(33)
Australian Dollar	12/31/07	1,299	1,131	1,148	(17)
Brazilian Real	11/26/07	139	72	75	(3)
Brazilian Real	10/23/07	2,098	1,081	1,143	(62)
Brazilian Real	11/5/07	2,033	1,075	1,106	(31)
Brazilian Real	11/6/07	4,073	2,108	2,216	(108)
Brazilian Real	11/27/07	1,081	546	587	(41)
Brazilian Real	11/27/07	1,080	546	586	(40)
Brazilian Real	11/30/07	1,087	540	590	(50)
Brazilian Real	12/10/07	861	435	467	(32)
Brazilian Real	12/14/07	2,163	1,121	1,172	(51)
Brazilian Real	12/24/07	2,114	1,124	1,145	(21)
Chilean Peso	11/6/07	559,806	1,074	1,096	(22)
Chinese Yuan	7/21/08	4,048	562	566	(4)
Chinese Yuan	7/21/08	16,105	2,234	2,254	(20)
Colombia Peso	10/5/07	1,111,920	565	550	15
Euro	12/10/07	404	560	577	(17)
Euro	12/18/07	807	1,138	1,152	(14)
Hungarian Forint	12/14/07	205,251	1,113	1,162	(49)
Hungarian Forint	12/18/07	206,741	1,120	1,170	(50)
India Rupee	11/26/07	2,859	69	72	(3)
India Rupee	1/25/08	45,226	1,100	1,132	(32)
Indonesia Rupiah	10/5/07	5,079,350	558	556	2
Israeli Shekel	10/26/07	7,075	1,653	1,763	(110)
Israeli Shekel	11/6/07	4,640	1,080	1,157	(77)
Israeli Shekel	11/8/07	2,321	541	579	(38)
Israeli Shekel	11/13/07	4,569	1,070	1,139	(69)
Israeli Shekel	11/13/07	2,305	540	575	(35)
Japanese Yen	10/23/07	129,769	1,075	1,133	(58)
Japanese Yen	12/11/07	125,773	1,120	1,105	15
Japanese Yen	12/20/07	128,071	1,117	1,126	(9)
Japanese Yen	12/26/07	127,305	1,112	1,120	(8)
Korean Won	12/17/07	1,029,703	1,111	1,130	(19)
Malaysian Ringgit	10/5/07	5,834	1,700	1,714	(14)
Malaysian Ringgit	10/10/07	5,718	1,672	1,680	(8)
Malaysian Ringgit	10/16/07	9,598	2,780	2,821	(41)
Malaysian Ringgit	12/11/07	1,959	560	577	(17)
Malaysian Ringgit	12/17/07	3,851	1,111	1,135	(24)
Mexican Nuevo Peso	10/18/07	9,028	833	825	8
Mexican Nuevo Peso	10/25/07	12,165	1,107	1,111	(4)
Mexican Nuevo Peso	11/23/07	11,958	1,072	1,090	(18)
Mexican Nuevo Peso	12/11/07	6,243	560	568	(8)
New Zealand Dollar	11/14/07	726	540	555	(15)
New Zealand Dollar	11/14/07	729	540	550	(10)
New Zealand Dollar	11/14/07	753	535	568	(33)
New Zealand Dollar	11/23/07	784	540	591	(51)
New Zealand Dollar	11/30/07	773	545	582	(37)
New Zealand Dollar	11/30/07	778	540	586	(46)
New Zealand Dollar	12/7/07	634	435	477	(42)
New Zealand Dollar	12/10/07	651	445	490	(45)
New Zealand Dollar	12/11/07	820	560	617	(57)
New Zealand Dollar	12/21/07	1,542	1,135	1,159	(24)
New Zealand Dollar	12/27/07	1,542	1,138	1,158	(20)
New Zealand Dollar	12/31/07	1,534	1,130	1,152	(22)
Norweigan Krone	12/13/07	6,417	1,138	1,190	(52)
Peruvian New Sol	12/5/07	441	140	143	(3)
Phillipine Peso	11/29/07	3,192	70	71	(1)
Phillipine Peso	12/19/07	6,394	139	142	(3)
Phillipine Peso	11/29/07	3,192	69	71	(2)
Phillipine Peso	10/3/07	12,888	279	286	(7)
Phillipine Peso	10/9/07	38,606	841	858	(17)
Phillipine Peso	10/12/07	64,560	1,433	1,434	(1)
Phillipine Peso	10/25/07	125,159	2,721	2,779	(58)
Phillipine Peso	12/14/07	51,825	1,112	1,149	(37)
Phillipine Peso	12/19/07	51,520	1,136	1,142	(6)
Phillipine Peso	12/19/07	51,520	1,138	1,142	(4)
Turkish Lira	10/18/07	732	557	605	(48)
Turkish Lira	10/19/07	1,104	861	912	(51)
Turkish Lira	10/26/07	2,151	1,632	1,773	(141)
Turkish Lira	11/6/07	701	533	576	(43)
Turkish Lira	11/13/07	1,430	1,070	1,172	(102)
Turkish Lira	11/13/07	713	540	584	(44)
Turkish Lira	11/13/07	731	540	599	(59)
Turkish Lira	11/21/07	1,494	1,066	1,220	(154)
Turkish Lira	11/28/07	743	545	606	(61)
Turkish Lira	11/28/07	746	545	608	(63)
Turkish Lira	12/7/07	742	555	603	(48)
Turkish Lira	12/12/07	1,493	1,150	1,211	(61)

Total Short Contracts			$71,839	$74,557	($2,718)

Long:
Australian Dollar	12/20/07	1,321	1,120	1,168	48
Australian Dollar	12/24/07	1,311	1,130	1,159	29
Australian Dollar	12/31/07	1,299	1,130	1,148	18
Brazilian Real	11/26/07	139	70	75	5
Brazilian Real	10/23/07	1,048	560	571	11
Brazilian Real	10/23/07	1,050	560	572	12
Brazilian Real	11/5/07	2,033	1,075	1,106	31
Brazilian Real	11/6/07	2,032	1,075	1,106	31
Brazilian Real	11/6/07	621	325	338	13
Brazilian Real	11/6/07	407	215	222	7
Brazilian Real	11/6/07	1,012	535	550	15
Brazilian Real	11/27/07	1,082	540	587	47
Brazilian Real	11/27/07	1,079	540	586	46
Brazilian Real	11/30/07	1,087	546	590	44
Brazilian Real	12/10/07	861	434	467	33
Brazilian Real	12/14/07	2,163	1,120	1,172	52
Brazilian Real	12/24/07	2,114	1,125	1,145	20
Brazilian Real	12/26/07	2,125	1,130	1,150	20
Chilean Peso	11/6/07	559,806	1,075	1,096	21
Chinese Yuan	7/21/08	6,072	840	850	10
Chinese Yuan	7/21/08	4,048	560	567	7
Chinese Yuan	7/21/08	10,032	1,400	1,404	4
Colombia Peso	10/5/07	1,111,920	565	550	(15)
Euro	12/10/07	404	555	577	22
Euro	12/18/07	807	1,120	1,152	32
Hungarian Forint	12/14/07	205,251	1,120	1,162	42
Hungarian Forint	12/18/07	206,741	1,132	1,170	38
India Rupee	11/26/07	2,859	70	72	2
India Rupee	1/25/08	22,540	560	564	4
India Rupee	1/25/08	22,686	560	568	8
Indonesia Rupiah	10/5/07	5,079,350	565	556	(9)
Indonesia Rupiah	12/31/07	10,328,200	1,130	1,123	(7)
Israeli Shekel	10/26/07	2,356	560	587	27

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Strategic Income Fund — concluded

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)
Israeli Shekel	10/26/07	4,719	1,120	1,176	56
Israeli Shekel	11/6/07	4,640	1,075	1,157	82
Israeli Shekel	11/8/07	2,321	540	579	39
Israeli Shekel	11/13/07	6,874	1,630	1,714	84
Japanese Yen	10/23/07	129,769	1,086	1,133	47
Japanese Yen	12/11/07	63,091	560	554	(6)
Japanese Yen	12/11/07	62,682	560	550	(10)
Japanese Yen	12/20/07	128,071	1,120	1,126	6
Japanese Yen	12/26/07	127,305	1,125	1,120	(5)
Korean Won	12/17/07	1,029,703	1,115	1,130	15
Malaysian Ringgit	10/5/07	5,834	1,700	1,714	14
Malaysian Ringgit	10/10/07	5,718	1,670	1,680	10
Malaysian Ringgit	10/16/07	4,818	1,405	1,416	11
Malaysian Ringgit	10/16/07	4,781	1,405	1,405	—
Malaysian Ringgit	12/11/07	1,959	560	577	17
Malaysian Ringgit	12/17/07	3,851	1,115	1,135	20
Mexican Nuevo Peso	10/18/07	9,028	835	825	(10)
Mexican Nuevo Peso	10/25/07	12,165	1,120	1,111	(9)
Mexican Nuevo Peso	11/23/07	11,958	1,075	1,090	15
Mexican Nuevo Peso	12/11/07	6,243	559	568	9
New Russian Rouble	12/26/07	28,357	1,130	1,135	5
New Zealand Dollar	11/14/07	1,109	747	837	90
New Zealand Dollar	11/14/07	1,109	747	837	90
New Zealand Dollar	11/23/07	784	543	591	48
New Zealand Dollar	11/30/07	773	539	582	43
New Zealand Dollar	11/30/07	778	544	586	42
New Zealand Dollar	12/7/07	634	432	477	45
New Zealand Dollar	12/10/07	651	446	490	44
New Zealand Dollar	12/11/07	820	565	617	52
New Zealand Dollar	12/21/07	1,542	1,120	1,159	39
New Zealand Dollar	12/27/07	1,542	1,130	1,158	28
New Zealand Dollar	12/31/07	1,534	1,130	1,152	22
Norweigan Krone	12/13/07	6,417	1,130	1,190	60
Norweigan Krone	12/20/07	6,299	1,120	1,168	48
Peruvian New Sol	12/5/07	441	140	143	3
Phillipine Peso	12/19/07	6,394	140	142	2
Phillipine Peso	10/3/07	12,888	280	286	6
Phillipine Peso	10/9/07	38,606	840	858	18
Phillipine Peso	10/12/07	64,560	1,405	1,434	29
Phillipine Peso	10/25/07	62,287	1,395	1,383	(12)
Phillipine Peso	10/25/07	62,873	1,395	1,396	1
Phillipine Peso	12/14/07	51,825	1,115	1,149	34
Phillipine Peso	12/19/07	103,040	2,240	2,284	44
Turkish Lira	10/18/07	732	555	605	50
Turkish Lira	10/19/07	1,104	840	912	72
Turkish Lira	10/26/07	2,151	1,675	1,773	98
Turkish Lira	11/6/07	701	535	576	41
Turkish Lira	11/13/07	1,437	991	1,177	186
Turkish Lira	11/13/07	1,437	999	1,177	178
Turkish Lira	11/21/07	1,494	1,075	1,220	145
Turkish Lira	11/28/07	1,490	1,096	1,214	118
Turkish Lira	12/7/07	742	555	603	48
Turkish Lira	12/12/07	1,493	1,130	1,211	81

Total Long Contracts			$76,141	$78,992	$2,851

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (2.3%)
Automobile ABS (0.2%)
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A4, 5.210%, 03/17/14	909	909

Collateralized Loan Obligations ABS (0.7%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 9.210%, 12/22/20(a)(b)	1,560	1,185
Marathon CLO Ltd., Ser 2005-2A, Cl D, 10.288%, 12/20/19(a)(b)	840	672
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20(a)(b)	2,300	2,292

		4,149

Credit Card ABS (0.3%)
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7, 5.750%, 07/15/20	1,853	1,861

Home Equity ABS (0.4%)
Aames Mortgage Investment Trust, Ser 2004-1, Cl M3, 6.540%, 01/25/35(a)	741	718
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1F, 7.962%, 09/15/29(a)	5	5
Lehman XS Trust, Ser 2007-6, Cl 3A5, 5.720%, 05/25/37(a)	1,930	1,811
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31(a)	3	4

		2,538

Utility ABS (0.7%)
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	3,337	3,595
TXU Electric Delivery Transition Bond Co., Ser 2004-1, Cl A3, 5.290%, 05/15/18	1,000	991

		4,586

Total Asset-Backed Securities (Cost $13,961)		14,043

Collateralized Mortgage Obligations (18.6%)
Adjustable Rate Mortgage Trust, Ser 2007-2, Cl 1A21, 5.963%, 06/25/37(a)	4,409	4,390
Banc of America Commercial Mortgage Inc., Ser 2005-6 Cl A4, 5.353%, 09/10/47(a)	3,500	3,459
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,625	2,586
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 2,056.410%, 07/10/46	2,130	2,143
Banc of America Commerical Mortgage, Inc., Ser 2006-2, Cl A4, 5.930%, 05/10/45(a)	2,724	2,776
Banc of America Commerical Mortgage, Inc., Ser 2006-3, Cl A4, 5.889%, 07/10/44(a)	3,814	3,908
Bear Stearns ALT-A Trust, Ser 2006-6, Cl 2A1, 5.940%, 11/25/36(a)	3,599	3,520
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2005-PW10, Cl A4, 5.405%, 12/11/40(a)	4,253	4,224
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	1,725	1,726
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,621	1,706
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44(a)	1,910	1,893
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4, 5.545%, 01/15/46(a)	1,250	1,241

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44(a)	2,911	2,845
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.177%, 08/25/36(a)	3,622	3,674
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,546	1,501
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.518%, 03/10/44(a)	2,970	2,956
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40	2,544	2,525
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.111%, 07/10/38(a)	3,949	4,071
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38(a)	3,941	3,984
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39(a)	1,500	1,501
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A2, 5.500%, 06/25/35	6,628	6,353
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42(a)	1,207	1,164
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44(a)	3,368	3,330
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43(a)	2,415	2,462
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB16, Cl A4, 5.552%, 05/12/45	2,360	2,360
Collateralized Mortgage Obligations—continued
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43(a)	1,565	1,559
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30(a)	3,070	3,016
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.228%, 02/15/31	2,050	2,005
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4, 5.661%, 03/15/39(a)	2,187	2,209
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-1, Cl A4, 5.607%, 02/12/39(a)	2,981	2,980
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41(a)	3,425	3,372
Morgan Stanley Dean Witter Capital 1, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	3,003	3,131
PHH Alternative Mortgage Trust, Ser 2007-2, Cl 3A1, 6.000%, 05/25/37	4,008	4,025
Residential Accredit Loans, Inc., Ser 2002-QS18, Cl A1, 5.500%, 12/25/17	7,018	6,972
Sequoia Mortgage Trust, Ser 2007-4, Cl 2A1, 5.501%, 11/20/17(a)	3,687	3,652
Specialty Underwriting & Residential Finance, Ser 2004-AA1, Cl 1A1, 5.000%, 10/25/34	572	562
TBW Mortgage Backed Pass Through Cerfiticates, Ser 2007-2, Cl A6A, 6.015%, 06/25/37(a)	1,550	1,552
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.385%, 10/15/44(a)	4,392	4,336
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45(a)	2,085	2,068

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	884	843
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR6, Cl 2A3, 5.965%, 08/25/36(a)	1,899	1,805

Total Collateralized Mortgage Obligations (Cost $115,098)		116,385

Corporate Bonds (19.2%)
Aerospace/Defense (0.5%)
Boeing Co. (The), 5.125%, 02/15/13	1,355	1,349
United Technologies Corp., 4.875%, 05/01/15	1,590	1,531

		2,880

Airlines (0.4%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	1,170	1,134
Southwest Airlines Co., Ser 07-1, 6.150%, 08/01/22	1,297	1,299

		2,433

Auto Manufacturers (0.2%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	1,215	1,506

Banks (1.2%)
Bank of America Corp., 7.400%, 01/15/11	3,448	3,669
UBS AG Stamford, 5.350%, 07/23/09(a)	2,240	2,238
Wachovia Corp., 5.300%, 10/15/11	1,865	1,874

		7,781

Beverages (0.6%)
Anheuser-Busch Cos., Inc., 6.450%, 09/01/37	1,742	1,811
SABMiller PLC, 6.200%, 07/01/11(c)	1,975	2,040

		3,851

Building Materials (0.3%)
Lafarge SA, 6.150%, 07/15/11	970	989
Building Materials—continued
Martin Marietta Materials, Inc., 6.250%, 05/01/37	800	755

		1,744

Chemicals (0.2%)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,310	1,197

Commercial Services (0.4%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	661	667
ERAC USA Finance Co., 5.600%, 05/01/15(c)	1,080	1,044
Xerox Corp., 5.500%, 05/15/12	870	862

		2,573

Computers (0.2%)
Dell, Inc., 7.100%, 04/15/28	425	451
IBM Corp., 5.700%, 09/14/17	787	791
IBM Corp., 5.875%, 11/29/32(d)	335	329

		1,571

Diversified Financial Services (4.6%)
ABX Financing Co., 6.350%, 10/15/36(c)	875	848
American Express Co., 6.150%, 08/28/17	1,275	1,287
CIT Group, Inc., 5.600%, 04/27/11	1,395	1,359
Citigroup, Inc., 5.125%, 05/05/14	500	487
Citigroup, Inc., 6.000%, 08/15/17	656	671
Citigroup, Inc., 5.850%, 12/11/34	755	728
Credit Suisse (USA), Inc., 6.500%, 01/15/12	710	742
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	2,061
General Electric Capital Corp., 6.150%, 08/07/37	1,612	1,654
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	2,110	2,014
HSBC Holdings PLC, 7.625%, 05/17/32	690	776
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	775	758

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Diversified Financial Services—continued
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,370	1,364
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	425	421
Janus Capital Group, Inc., 5.875%, 09/15/11	735	733
Jefferies Group, Inc., 6.450%, 06/08/27	1,124	1,056
JPMorgan Chase & Co., 6.625%, 03/15/12	2,846	2,987
Lazard Group LLC, 7.125%, 05/15/15	2,215	2,237
Merrill Lynch & Co., Inc., 5.770%, 07/25/11	1,985	2,010
Merrill Lynch & Co., Inc., 6.050%, 08/15/12(d)	2,530	2,594
Morgan Stanley, 5.300%, 03/01/13	1,690	1,663

		28,450

Electric (2.8%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	3,000	2,988
Duke Energy Carolinas LLC, 6.100%, 06/01/37	2,390	2,345
Enel Finance International, 6.800%, 09/15/37(c)	1,519	1,547
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,468	1,469
Florida Power Corp., 6.350%, 09/15/37	388	395
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,300	1,262
Nevada Power Co., Ser L, 5.875%, 01/15/15	435	425
Nevada Power Co., Ser R, 6.750%, 07/01/37	930	935
Oncor Electric Delivery Co., 7.000%, 05/01/32	810	816
Pacific Gas & Electric Co., 6.050%, 03/01/34(d)	1,500	1,473
Public Service Colorado, Ser 17, 6.250%, 09/01/37	825	838
Union Electric Co., 5.400%, 02/01/16	680	650
Virginia Electric & Power Co., Ser A, 6.000%, 05/15/37	1,640	1,568
Electric—continued
Wisconsin Power & Light Co., 6.375%, 08/15/37	844	860

		17,571

Insurance (0.6%)
American International Group, Ser G, 5.600%, 10/18/16	2,340	2,309
Metlife, Inc., 5.700%, 06/15/35	430	397
Travelers Cos., Inc. (The), 5.375%, 06/15/12	905	914

		3,620

Machinery Diversified (0.0%)
Caterpillar, Inc., 6.050%, 08/15/36	245	245

Media (0.8%)
News America Holdings, Inc., 6.200%, 12/15/34	770	725
Time Warner Cable, Inc., 5.850%, 05/01/17(c)	3,425	3,330
Time Warner, Inc., 6.500%, 11/15/36(d)	815	786

		4,841

Miscellaneous Manufacturer (1.1%)
General Electric Co., 5.000%, 02/01/13	3,495	3,465
Kimberly-Clark Corp., 6.125%, 08/01/17	2,269	2,337
Siemens Financierings NV, 6.125%, 08/17/26(c)	995	999

		6,801

Oil & Gas (0.8%)
Apache Corp., 6.000%, 01/15/37	780	751
ConocoPhillips, 5.900%, 10/15/32(d)	580	570
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	945	839
Weatherford International, Inc., 6.500%, 08/01/36	880	866
Western Oil Sands, Inc., 8.375%, 05/01/12	1,552	1,713

		4,739

Pharmaceuticals (1.2%)
AstraZeneca PLC, 6.450%, 09/15/37	2,564	2,659

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Pharmaceuticals—continued
Johnson & Johnson, 5.550%, 08/15/17	2,299	2,335
Merck & Co., Inc., 5.125%, 11/15/11	935	942
Schering-Plough Corp., 6.550%, 09/15/37	1,197	1,221
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	675	641

		7,798

Pipelines (0.7%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,560	1,704
Colonial Pipeline Co., 6.375%, 08/01/37(c)	1,785	1,784
El Paso Natural Gas Co., 5.950%, 04/15/17(c)	535	523
Southern Natural Gas Co., 5.900%, 04/01/17(c)	445	433

		4,444

Retail (0.9%)
JC Penney Corp., Inc., 5.750%, 02/15/18	270	259
Wal-Mart Stores, Inc., 5.250%, 09/01/35	480	421
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,820	5,002

		5,682

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	355	339

Telecommunication Services (1.6%)
AT&T, Inc., 5.100%, 09/15/14	1,665	1,611
AT&T, Inc., 6.450%, 06/15/34	830	842
Cisco Systems, Inc., 5.500%, 02/22/16	1,910	1,897
Comcast Corp., 6.450%, 03/15/37(d)	825	814
Rogers Wireless, Inc., 7.500%, 03/15/15	850	911
Verizon Communications, Inc., 5.550%, 02/15/16	1,440	1,426
Telecommunication Services—continued
Vodafone Group PLC, 5.500%, 06/15/11(d)	2,480	2,487

		9,988

Total Corporate Bonds (Cost $120,348)		120,054

U.S. Government Agency Mortgages (37.2%)
Fannie Mae (21.0%)
5.000%, 12/01/18	7,374	7,255
5.000%, 01/01/19	3,122	3,069
5.500%, 07/01/19	66	66
5.500%, 08/01/19	520	518
5.500%, 09/01/19	2,738	2,737
5.000%, 10/01/19	567	557
5.500%, 12/01/19	142	142
4.500%, 12/01/20	10,085	9,712
5.500%, 07/01/21	1,488	1,485
5.000%, 07/25/24	1,755	1,754
5.500%, 07/25/31	5,513	5,489
6.500%, 06/01/32	57	58
6.500%, 07/01/32	300	307
5.500%, 01/01/33	13,553	13,275
6.500%, 03/01/33	144	147
5.500%, 06/01/33	2,099	2,056
5.500%, 07/01/33	366	359
5.500%, 10/01/33	4,108	4,024
6.500%, 10/01/33	71	72
6.500%, 10/01/33	85	87
5.000%, 11/01/33	5,150	4,913
5.000%, 11/01/33	3,478	3,318
6.000%, 11/01/33	122	123
6.500%, 11/01/33	95	97
6.500%, 11/01/33	620	631
5.000%, 01/25/34	1,865	1,749
4.500%, 03/01/34	8,069	7,485
5.000%, 04/01/34	6,749	6,438
6.500%, 07/01/34	101	102
5.500%, 02/01/35	997	979
6.000%, 10/01/35	2,950	2,955
6.000%, 12/01/35	646	647
6.000%, 01/01/36	4,250	4,260
5.500%, 01/25/36	338	328
5.000%, 03/01/36	3,825	3,648
5.448%, 04/01/36(a)	2,228	2,252
5.500%, 04/01/36	6,431	6,299
5.397%, 06/25/36	2,794	2,810
5.632%, 12/01/36(a)	5,824	5,840
5.443%, 01/01/37	5,268	5,284

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Fannie Mae—continued
5.636%, 01/01/37(a)	4,201	4,227
7.000%, 04/01/37	1,738	1,794
5.713%, 05/01/37(a)	3,376	3,405
5.500%, 07/01/37	534	518
6.000%, 07/01/37	7,889	7,901

		131,172

Freddie Mac (14.6%)
5.000%, 09/15/18	1,399	1,394
5.000%, 11/01/18	51	50
5.500%, 12/01/18	92	92
5.000%, 01/01/19	599	589
5.500%, 07/01/22	2,972	2,963
5.000%, 09/15/24	2,642	2,644
5.069%, 08/15/25	2,257	2,259
5.500%, 07/15/27	1,720	1,731
5.500%, 11/15/28	2,900	2,918
5.500%, 05/15/29	3,053	3,073
5.500%, 01/15/30	4,777	4,808
6.500%, 07/01/32	120	123
6.000%, 12/01/32	712	716
6.000%, 04/01/33	1,136	1,137
6.000%, 10/01/33	24	24
6.000%, 11/01/33	601	603
6.000%, 11/01/33	460	460
6.000%, 12/01/33	216	217
6.000%, 07/01/34	910	913
5.000%, 09/01/34	6,892	6,606
6.000%, 10/01/34	204	205
5.000%, 04/01/35	6,231	5,943
5.500%, 04/01/35	4,118	4,037
5.000%, 07/01/35	4,919	4,700
5.000%, 12/01/35	7,054	6,740
5.500%, 03/01/36	6,641	6,504
5.500%, 07/15/36	3,500	3,412
6.000%, 11/01/36	9,840	9,855
5.286%, 02/01/37(a)	8,105	8,088
5.000%, 07/15/37	4,834	4,752
6.000%, 08/01/37	3,926	3,931

		91,487

Ginnie Mae (1.6%)
6.500%, 10/21/29(e)	8,774	8,966
6.500%, 09/19/37(e)	960	981

		9,947

Total U.S. Government Agency Mortgages (Cost $233,655)		232,606

	Shares or
	Principal
	Amount($)	Value($)

U.S. Treasury Obligations (20.8%)
U.S. Treasury Notes (20.8%)
4.750%, 02/15/10	26,199	26,645
4.000%, 04/15/10(d)	40,706	40,709
4.250%, 10/15/10(d)	15,567	15,665
4.500%, 04/30/12(d)	11,540	11,682
4.125%, 08/31/12(d)	31,562	31,434
4.750%, 08/15/17	3,935	3,988
Total U.S. Treasury Obligations (Cost $128,652)		130,123

Short-Term Investment (11.6%)
Credit Suisse Flagship Fund (USA) LLC(f)	72,267,340	72,267

Total Short-Term Investment (Cost $72,267)		72,267

Money Market Fund (3.1%)
STI Classic Institutional Cash Management Money Market Fund(g)	19,271,545	19,272

Total Money Market Fund (Cost $19,272)		19,272

Total Investments (Cost $703,253)(h) — 112.8%		704,750
Liabilities in excess of other assets — (12.8)%		(80,018)

Net Assets — 100.0%		$624,732

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2007 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percent of
Description	Date	($)	($)	($)	Net Assets (%)

Commercial Industrial Finance Corp.	07/20/07	1,111	1,560	1,185	0.19
Marathon CLO Ltd.	07/19/07	672	840	672	0.11
Muir Grove CLO Ltd.	09/25/07	2,292	2,300	2,292	0.37

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.01% of net assets as of September 30, 2007.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

(d)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $69,727.

(e)	Security purchased on a when-issued basis.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	Affiliate investment.

(h)	Cost for federal income tax purposes is $704,968 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$3,878
Unrealized Depreciation	(4,096)

Unrealized Depreciation	$(218)

Cl	— Class

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

Ser	— Series

At September 30, 2007, liquid assets totaling $153,033, in thousands, have been designated as collateral for open swap agreements.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)

Dow Jones CDS Indices; Series 7	Merrill Lynch	3,340	0.59	12/20/16	23
Dow Jones CDS Indices; Series 7	Bank of America	1,680	0.60	06/20/17	56
Dow Jones CDS Indices; Series 7	Credit Suisse First Boston	1,160	0.65	12/20/16	17
Dow Jones CDS Indices; Series 7	Merrill Lynch	565	0.60	06/20/17	20
North America High Yield Index; Series 8	Merrill Lynch	3,011	2.75	06/20/12	(230)
Bear Stearns Cos., Inc. (The)	Bank of America	(560)	1.29	09/20/17	(18)
Brunswick Corp.	Merrill Lynch	(560)	1.15	03/20/17	(1)
Carnival Corp.	J.P. Morgan	(565)	0.70	09/20/17	(5)
Centex Corp.	Credit Suisse First Boston	(560)	2.65	09/20/17	11
Dow Chemical Co.	Barclays Bank PLC	(560)	0.67	09/20/17	(7)
Gannett Co., inc	Citibank N.A.	(560)	0.81	06/20/17	6
IStar Financial, Inc.	Citibank N.A.	(560)	0.70	03/20/17	54
MBIA, Inc.	Credit Suisse First Boston	(560)	0.88	09/20/17	(8)
MBIA, Inc.	Bank of America	(580)	1.35	09/20/17	11
Wells Fargo & Co.	J.P. Morgan	(560)	0.22	06/20/17	3
Weyerhaeuser Co.	Citibank N.A.	(560)	1.05	03/20/17	—
Yum Brands, Inc.	Barclays Bank PLC	(560)	1.06	09/20/17	(16)

					(84)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Total Return Bond Fund — continued

At September 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	12/20/07	1,457	1,251	1,288	(37)
Australian Dollar	12/24/07	1,439	1,235	1,272	(37)
Australian Dollar	12/31/07	1,414	1,231	1,249	(18)
Brazilian Real	10/23/07	2,395	1,233	1,305	(72)
Brazilian Real	11/5/07	2,393	1,265	1,302	(37)
Brazilian Real	11/6/07	4,774	2,471	2,597	(126)
Brazilian Real	11/27/07	1,297	655	704	(49)
Brazilian Real	11/27/07	1,294	655	703	(48)
Brazilian Real	11/27/07	1,297	655	704	(49)
Brazilian Real	11/30/07	1,308	650	710	(60)
Brazilian Real	12/10/07	1,010	510	547	(37)
Brazilian Real	12/14/07	2,394	1,241	1,298	(57)
Brazilian Real	12/24/07	2,321	1,234	1,257	(23)
Chilean Peso	11/6/07	653,541	1,254	1,279	(25)
Chinese Yuan Renminbi	7/21/08	9,289	1,289	1,300	(11)
Chinese Yuan Renminbi	7/21/08	13,916	1,930	1,947	(17)
Euro	12/10/07	466	645	665	(20)
Euro	12/18/07	889	1,255	1,270	(15)
Hungarian Forint	12/14/07	226,326	1,228	1,282	(54)
Hungarian Forint	12/18/07	227,969	1,235	1,291	(56)
Israeli Shekel	10/26/07	8,040	1,878	2,004	(126)
Israeli Shekel	11/6/07	5,417	1,261	1,350	(89)
Israeli Shekel	11/6/07	2,751	641	686	(45)
Israeli Shekel	11/13/07	5,402	1,265	1,347	(82)
India Rupee	1/25/08	51,319	1,249	1,285	(36)
Japanese Yen	10/23/07	768,955	6,370	6,713	(343)
Japanese Yen	12/11/07	139,249	1,240	1,223	17
Japanese Yen	12/20/07	141,221	1,232	1,242	(10)
Japanese Yen	12/26/07	139,753	1,220	1,230	(10)
Korean Won	12/17/07	1,135,905	1,225	1,247	(22)
Mexican Nuevo Peso	10/18/07	20,705	1,911	1,891	20
Mexican Nuevo Peso	10/25/07	13,794	1,256	1,259	(3)
Mexican Nuevo Peso	11/23/07	14,406	1,291	1,313	(22)
Mexican Nuevo Peso	12/11/07	6,912	620	629	(9)
Malaysian Ringgit	10/16/07	10,904	3,158	3,204	(46)
Malaysian Ringgit	12/11/07	2,168	620	639	(19)
Malaysian Ringgit	12/17/07	4,248	1,226	1,252	(26)
Norweigan Krone	12/13/07	7,014	1,244	1,301	(57)
New Zealand Dollar	11/14/07	872	640	658	(18)
New Zealand Dollar	11/14/07	864	640	652	(12)
New Zealand Dollar	11/14/07	894	635	675	(40)
New Zealand Dollar	11/23/07	936	645	706	(61)
New Zealand Dollar	11/30/07	922	650	694	(44)
New Zealand Dollar	11/30/07	936	650	705	(55)
New Zealand Dollar	12/7/07	743	510	559	(49)
New Zealand Dollar	12/10/07	746	510	561	(51)
New Zealand Dollar	12/11/07	908	620	683	(63)
New Zealand Dollar	12/21/07	1,700	1,252	1,278	(26)
New Zealand Dollar	12/27/07	1,678	1,238	1,261	(23)
New Zealand Dollar	12/31/07	1,670	1,230	1,254	(24)
Phillipine Peso	10/12/07	146,121	3,244	3,246	(2)
Phillipine Peso	10/16/07	141,764	3,082	3,149	(67)
Phillipine Peso	12/14/07	57,170	1,227	1,268	(41)
Phillipine Peso	12/19/07	56,810	1,253	1,259	(6)
Phillipine Peso	12/19/07	56,810	1,255	1,259	(4)
Turkish Lira	10/18/07	1,689	1,284	1,396	(112)
Turkish Lira	10/19/07	2,529	1,973	2,090	(117)
Turkish Lira	10/26/07	2,446	1,856	2,016	(160)
Turkish Lira	11/6/07	826	627	678	(51)
Turkish Lira	11/13/07	1,691	1,265	1,385	(120)
Turkish Lira	11/13/07	846	640	693	(53)
Turkish Lira	11/13/07	866	640	710	(70)
Turkish Lira	11/21/07	1,799	1,285	1,470	(185)
Turkish Lira	11/28/07	887	650	722	(72)
Turkish Lira	11/28/07	890	650	725	(75)
Turkish Lira	12/7/07	855	640	695	(55)
Turkish Lira	12/12/07	1,631	1,257	1,324	(67)
Total Short Contracts			$84,077	$87,556	(3,479)

Long:
Australian Dollar	12/20/07	1,457	1,235	1,288	53
Australian Dollar	12/24/07	1,439	1,241	1,272	31
Australian Dollar	12/31/07	1,414	1,230	1,249	19
Brazilian Real	10/23/07	2,395	1,280	1,305	25
Brazilian Real	11/5/07	2,393	1,265	1,302	37
Brazilian Real	11/6/07	2,373	1,255	1,291	36
Brazilian Real	11/6/07	726	380	395	15
Brazilian Real	11/6/07	483	255	263	8
Brazilian Real	11/6/07	1,191	630	648	18
Brazilian Real	11/27/07	1,303	650	707	57
Brazilian Real	11/27/07	1,288	645	699	54
Brazilian Real	11/30/07	1,308	657	710	53
Brazilian Real	12/10/07	1,010	509	547	38
Brazilian Real	12/14/07	2,394	1,240	1,298	58
Brazilian Real	12/24/07	2,321	1,235	1,257	22
Brazilian Real	12/26/07	2,313	1,230	1,252	22
Chilean Peso	11/6/07	653,541	1,255	1,280	25
Chinese Yuan Renminbi	7/21/08	13,916	1,925	1,947	22
Chinese Yuan Renminbi	7/21/08	9,289	1,285	1,300	15
Euro	12/10/07	466	640	665	25
Euro	12/18/07	889	1,235	1,270	35
Hungarian Forint	12/14/07	226,326	1,235	1,282	47
Hungarian Forint	12/18/07	227,969	1,248	1,291	43
Indonesia Rupiah	12/31/07	11,242	1,230	1,222	(8)
Israeli Shekel	10/26/07	5,365	1,275	1,337	62
Israeli Shekel	10/26/07	2,676	635	667	32
Israeli Shekel	11/6/07	5,417	1,255	1,350	95
Israeli Shekel	11/8/07	2,751	640	686	46
Israeli Shekel	11/13/07	8,134	1,929	2,028	99

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

Total Return Bond Fund — concluded

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

India Rupee	1/25/08	51,319	1,275	1,285	10
Japanese Yen	10/23/07	768,955	6,434	6,713	279
Japanese Yen	12/11/07	69,851	620	613	(7)
Japanese Yen	12/11/07	69,398	620	609	(11)
Japanese Yen	12/20/07	141,221	1,235	1,242	7
Japanese Yen	12/26/07	139,753	1,235	1,230	(5)
Korean Won	12/17/07	1,135,905	1,230	1,247	17
Mexican Nuevo Peso	10/18/07	20,705	1,915	1,891	(24)
Mexican Nuevo Peso	10/25/07	13,794	1,270	1,259	(11)
Mexican Nuevo Peso	11/23/07	14,406	1,295	1,313	18
Mexican Nuevo Peso	12/11/07	6,912	619	629	10
Malaysian Ringgit	10/16/07	10,904	3,180	3,204	24
Malaysian Ringgit	12/11/07	2,168	620	639	19
Malaysian Ringgit	12/17/07	4,248	1,230	1,252	22
Norweigan Krone	12/13/07	7,014	1,235	1,301	66
Norweigan Krone	12/20/07	6,945	1,235	1,288	53
New Zealand Dollar	11/14/07	1,315	885	992	107
New Zealand Dollar	11/14/07	1,315	885	992	107
New Zealand Dollar	11/23/07	936	649	706	57
New Zealand Dollar	11/30/07	922	643	694	51
New Zealand Dollar	11/30/07	936	654	705	51
New Zealand Dollar	12/7/07	743	507	559	52
New Zealand Dollar	12/10/07	746	511	561	50
New Zealand Dollar	12/11/07	908	626	683	57
New Zealand Dollar	12/21/07	1,700	1,235	1,278	43
New Zealand Dollar	12/27/07	1,678	1,230	1,261	31
New Zealand Dollar	12/31/07	1,670	1,230	1,254	24
Phillipine Peso	10/12/07	146,121	3,180	3,246	66
Phillipine Peso	10/25/07	141,764	3,175	3,148	(27)
Phillipine Peso	12/14/07	57,170	1,230	1,268	38
Phillipine Peso	12/19/07	113,620	2,470	2,519	49
New Russian Rouble	12/26/07	30,867	1,230	1,236	6
Turkish Lira	10/18/07	1,689	1,280	1,396	116
Turkish Lira	10/19/07	2,529	1,925	2,090	165
Turkish Lira	10/26/07	2,446	1,905	2,016	111
Turkish Lira	11/6/07	826	630	678	48
Turkish Lira	11/13/07	1,702	1,173	1,394	221
Turkish Lira	11/13/07	1,702	1,183	1,394	211
Turkish Lira	11/21/07	1,799	1,295	1,470	175
Turkish Lira	11/28/07	1,777	1,308	1,448	140
Turkish Lira	12/7/07	855	639	695	56
Turkish Lira	12/12/07	1,631	1,235	1,324	89
Total Long Contracts			$88,885	$92,530	3,645

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (3.1%)
Automobile ABS (1.0%)
Capital One Prime Auto Receivables Trust, Ser 2005-1, Cl A3, 4.320%, 08/15/09(a)	264	263
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	561	560

		823

Home Equity ABS (2.1%)
Morgan Stanley Capital I, Ser 2006-NC2, Cl A2A, 5.201%, 02/25/36(a)	354	353
JP Morgan Mortgage Acquisition Corp., Ser 2006-WMC1, Cl A2, 5.201%, 03/25/36(a)	378	377
Master Asset Backed Securities Trust, Ser 2005-AB1, Cl A1A, 5.281%, 10/25/32(a)	207	206
Residential Funding Mortgage Securities, Ser 2006-HSA1, Cl A1, 5.241%, 11/25/35(a)	692	687

		1,623

Total Asset-Backed Securities (Cost $2,454)		2,446

Collateralized Mortgage Obligations (19.2%)
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 5.381%, 10/25/35(a)	378	377
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	526	517
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.947%, 03/25/36(a)	707	707
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	879	877
Countywide Home Loans, Ser 2002-39, Cl A16, 5.000%, 02/25/33	112	112
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	500	494
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	425	420
Collateralized Mortgage Obligations—continued
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	475	474
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	555	540
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35(a)	618	611
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.411%, 09/25/35(a)	552	553
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	500	496
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	500	493
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	225
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 6.013%, 03/25/37(a)	239	241
Indymac Loan Trust, Ser 2006-L1, Cl A1, 5.206%, 04/25/11(a)	430	429
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A1, 4.173%, 03/15/46	572	566
LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	590	594
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	425	418
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.994%, 11/25/36(a)	294	295
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A2, 3.920%, 04/14/40	450	445
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	584	583

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations—continued
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A2, 6.010%, 07/15/33	218	218
Nationslink Funding Corp., Ser 1999-2, Cl A2C, 7.229%, 06/20/31	704	712
Opteum Mortgage Acceptance Corp., Ser 2005-4, Cl 1A1A, 5.301%, 11/25/35(a)	134	134
Terra LNR Ltd., Ser 2006-1A, Cl A1, 5.883%, 06/15/17(a) (b)	30	30
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	813	802
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.539%, 09/25/34(a)	750	736
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.432%, 11/25/36	536	531
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(a)	899	895
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36(a)	797	794

Total Collateralized Mortgage Obligations (Cost $15,233)		15,319

Commercial Paper (3.0%)
Rabobank USA Finance Corp., 4.842%, 10/01/07(c)	1,200	1,199
UBS Finance Delaware LLC, 4.752%, 10/02/07(c)	1,200	1,199

Total Commercial Paper (Cost $2,400)		2,398

Corporate Bonds (18.9%)
Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	200	200

Banks (4.1%)
Bank of New York Mellon Corp., Ser G, 5.375%, 06/29/10(a)	1,000	994
JPMorgan Chase & Co., 7.000%, 11/15/09	325	338
UBS AG Stamford, 5.350%, 07/23/09(a)	760	759
Banks—continued
Wachovia Corp., 5.430%, 07/26/10(a)	850	846
Wells Fargo & Co., 4.125%, 03/10/08	340	338

		3,275

Chemicals (0.2%)
Equistar Chemical Funding Corp., 10.125%, 09/01/08	159	164

Commercial Services (0.5%)
ERAC USA Finance Co., 7.350%, 06/15/08(b)	375	379

Diversified Financial Services (7.1%)
Allstate Life Global Funding Trusts, 5.360%, 06/30/08(a)	850	851
Boeing Capital Corp., 4.750%, 08/25/08	325	325
Capital One Bank, 4.875%, 05/15/08	650	648
General Electric Capital Corp., Ser A, 4.125%, 09/01/09	200	197
Goldman Sachs Group, Inc. (The), 6.650%, 05/15/09	200	205
Goldman Sachs Group, Inc. (The), Ser B, 5.298%, 06/28/10(a)	800	793
HSBC Finance Corp., 4.125%, 03/11/08	200	199
HSBC Finance Corp., 4.125%, 11/16/09	200	195
International Lease Finance Corp., Ser Q, 4.625%, 06/02/08	500	497
Lehman Brothers Holdings, Inc., 5.450%, 10/22/08(a)	850	844
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10	225	218
Merrill Lynch & Co., Inc., Ser C, 5.406%, 05/08/09(a)	650	647
Morgan Stanley, 4.000%, 01/15/10	200	196

		5,815

Energy (0.6%)
Calenergy Co., Inc., 7.630%, 10/15/07	270	270
MidAmerican Energy Holdings Co., 3.500%, 05/15/08	222	220

		490

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Insurance (1.3%)
Lincoln National Corp., 5.470%, 04/06/09(a)	1,000	1,002

Media (1.0%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	160	166
Cox Communications, Inc., 7.750%, 11/01/10	175	187
News America, Inc., 6.625%, 01/09/08(d)	350	351
Time Warner Entertainment Co., 7.250%, 09/01/08	110	111

		815

Miscellaneous Manufacturer (0.3%)
Honeywell International, Inc., 7.500%, 03/01/10	200	212

Oil & Gas (0.7%)
Anadarko Petroleum Corp., 3.250%, 05/01/08	375	370
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	195	193

		563

REITS (0.5%)
Simon Property Group LP, 6.375%, 11/15/07	375	375

Telecommunication Services (2.1%)
BellSouth Telecommunications, Inc., 5.875%, 01/15/09	375	379
Verizon Communications, Inc., 4.000%, 01/15/08	275	274
Vodafone Group PLC, 5.450%, 12/28/07(a)	1,000	999

		1,652

Transportation (0.2%)
Union Pacific Corp., 6.650%, 01/15/11	125	129

Total Corporate Bonds (Cost $15,093)		15,071

Master Note (1.3%)
Banks (1.3%)
Bank of America Corp., 5.310%(a)(f)	999	999

Total Master Note (Cost $1,000)		999

U.S. Government Agencies (4.5%)
Fannie Mae (0.6%)
5.200%, 11/20/09, Callable 05/20/08 @ 100(d)	450	452

Federal Home Loan Bank (1.1%)
5.300%, 01/22/10, Callable 01/22/08 @ 100	450	451
4.875%, 03/12/10	210	212
5.000%, 03/12/10	190	193

		856

Freddie Mac (2.8%)
5.400%, 04/17/09, Callable 10/17/07@ 100	1,175	1,175
5.125%, 11/24/10, Callable 11/24/08 @ 100	425	428
5.250%, 02/24/11, Callable 02/24/09 @ 100	225	227
5.400%, 02/02/12, Callable 02/02/09 @ 100	450	455

		2,285

Total U.S. Government Agencies (Cost $3,571)		3,593

U.S. Government Agency Mortgages (47.1%)
Fannie Mae (30.7%)
6.900%, 11/01/07	179	178
5.400%, 01/26/09, Callable 10/26/07 @ 100	1,000	1,001
6.652%, 07/01/09	1,349	1,361
7.736%, 02/01/10	600	626
4.500%, 01/25/25	614	609
6.337%, 08/25/30	275	275
6.814%, 05/01/32(a)	176	179
4.394%, 01/01/33(a)	816	818
4.748%, 01/01/33(a)	1,550	1,558
3.647%, 08/01/33(a)	505	505
7.184%, 09/01/33(a)	373	379
7.154%, 10/01/33(a)	556	563
5.290%, 01/01/34(a)	422	428
5.617%, 01/01/34(a)	2,460	2,506
4.332%, 03/01/34(a)	669	682
6.112%, 04/01/34(a)	2,169	2,208
5.714%, 07/01/34(a)	811	824
3.869%, 10/01/34(a)	996	1,004
4.658%, 10/01/34(a)	1,393	1,403
4.034%, 12/01/34(a)	1,161	1,170
4.247%, 12/01/34(a)	717	721
4.070%, 02/01/35(a)	1,102	1,109
4.666%, 05/01/35(a)	884	875
4.288%, 06/01/35(a)	476	475

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Fannie Mae—continued
4.827%, 06/01/35(a)	395	392
4.742%, 07/01/35(a)	800	813
4.815%, 07/01/35(a)	850	860
5.361%, 06/01/36(a)	816	816

		24,338

Freddie Mac (14.7%)
4.000%, 11/15/11	295	294
3.750%, 12/15/11	469	461
5.000%, 02/15/14	131	131
4.375%, 04/15/15	422	415
4.000%, 05/15/15	1,275	1,257
5.000%, 09/15/15	394	394
3.500%, 05/15/19	61	60
5.000%, 12/15/20	236	236
5.500%, 04/15/26	365	367
3.666%, 08/01/33(a)	553	556
4.962%, 10/01/33(a)	2,185	2,231
4.283%, 03/01/34(a)	820	824
4.924%, 04/01/34(a)	173	176
5.579%, 05/01/34(a)	2,008	2,027
4.168%, 02/01/35(a)	1,213	1,216
6.258%, 09/01/36(a)	410	418
5.517%, 04/01/37(a)	611	609

		11,672

Ginnie Mae (1.7%)
5.991%, 02/16/24(a)	251	253
3.701%, 05/16/25	1,120	1,092

		1,345

Total U.S. Government Agency Mortgages (Cost $37,007)		37,355

Short-Term Investment (1.5%)
Credit Suisse Flagship Fund (USA) LLC(e)	1,220,705	1,221

Total Short-Term Investment (Cost $1,221)		1,221
Money Market Fund (2.8%)
STI Classic Institutional Cash Management Money Market Fund (g)	2,267,571	2,268

Total Money Market Fund (Cost $2,268)		2,268

Total Investments (Cost $80,247)(h) — 101.4%		80,670
Liabilities in excess of other assets (1.4)%		(1,077)

Net Assets — 100.0%		$79,593

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.5% of net assets as of September 30, 2007.

(c)	Rate represents the effective yield at purchase.

(d)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $1,181.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Perpetual maturity.

(g)	Affiliate investment

(h)	Cost for federal income tax purposes is $80,201 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$571
Unrealized Depreciation	(102)

Unrealized Appreciation	$469

Cl	— Class

LLC	— Limited Liability Company

LP	— Limited Partnership

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

Ser	— Series

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (1.1%)
Home Equity ABS (1.1%)
Lehman XS Trust, Ser 2007-6, Cl 3A5, 5.720%, 05/25/37(a)	4,730	4,437
Wells Fargo Home Equity Trust, 4.980%, 05/25/34(a)	2,000	1,933

		6,370

Total Asset-Backed Securities (Cost $6,610)		6,370

Collateralized Mortgage Obligations (13.2%)
Countrywide Alternative Loan Trust, Ser 2007-HY3, Cl 3A1, 5.620%, 03/25/47(a)(d)	10,887	10,634
Countrywide Home Loan, Ser 2005-17, Cl 1 A8, 5.500%, 09/25/35(a)	21,696	20,965
Countrywide Home Loan, Ser 2007-8 Class 1A22, 6.000%, 01/25/38	19,950	19,957
Fannie Mae, Ser 2007-77, Cl TB, 5.500%, 07/25/31	1,327	1,321
Fremont Home Loan Trust, Ser 2005-B, Cl 2A2, 5.331%, 04/25/35(a)	44	44
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A2, 5.500%, 06/25/35	6,601	6,327
PHH Alternative Mortgage Trust, Ser 2007-1, Cl 22A1, 5.887%, 02/25/37	12,686	12,840
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR6, Cl 2A3, 5.965%, 08/25/36(a)	7,841	7,452

Total Collateralized Mortgage Obligations (Cost $79,805)		79,540

U.S. Government Agency (1.7%)
Federal Farm Credit Bank (1.7%) 5.680%, 07/29/33	10,000	10,545

Total U.S. Government Agency (Cost $9,989)		10,545

U.S. Government Agency Mortgages (57.6%)
Fannie Mae (32.4%)
5.000%, 10/01/14	13,469	13,450
6.000%, 07/01/16	1,174	1,192
Fannie Mae—continued
6.000%, 07/01/16	591	600
5.500%, 01/01/18	5,664	5,669
6.290%, 08/01/18	1,075	1,102
4.500%, 09/01/20	6,034	5,811
5.500%, 12/25/28	6,827	6,856
7.000%, 06/01/32	480	499
6.000%, 03/01/33	1,174	1,181
6.000%, 10/01/33	2,068	2,078
6.000%, 04/01/34	5,349	5,369
5.500%, 09/01/34	5,023	4,930
5.500%, 02/01/35	9,262	9,083
5.500%, 02/25/35(a)	3,126	3,028
6.000%, 03/01/35	1,998	2,003
5.221%, 07/01/35(a)	13,880	13,741
5.000%, 08/01/35	8,542	8,161
5.164%, 01/01/36(a)	9,196	9,171
6.000%, 01/01/36	12,423	12,444
5.093%, 02/01/36(a)	8,167	8,216
5.220%, 02/01/36(a)	3,906	3,898
6.000%, 02/01/36	5,392	5,401
5.500%, 04/01/36	12,242	12,006
6.500%, 05/01/36	10,991	11,193
5.500%, 06/25/36(a)	10,926	10,694
7.000%, 04/01/37	15,001	15,484
5.000%, 08/25/37	15,510	14,153
7.000%, 09/01/37	7,500	7,741

		195,154

Freddie Mac (21.2%)
5.500%, 04/01/17	1,731	1,733
5.000%, 04/01/19	13,638	13,406
5.500%, 04/01/22	10,529	10,500
6.000%, 07/01/22(d)	9,903	10,030
5.500%, 10/16/22	10,000	9,969
5.500%, 12/01/33	971	953
5.000%, 09/01/35	13,870	13,277
6.378%, 06/01/36	14,820	15,089
5.500%, 07/01/36	22,220	21,760
5.500%, 07/15/36	5,000	4,874
6.500%, 09/01/36	10,297	10,484
6.000%, 08/01/37	15,478	15,497

		127,572

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

U.S. Government Agency Mortgages — (continued)
Ginnie Mae (4.0%)
6.500%, 08/15/37	17,365	17,751
6.500%, 09/19/37(d)	6,000	6,133

		23,884

Total U.S. Government Agency Mortgages (Cost $345,094)		346,610

U.S. Treasury Obligations (24.7%)
U.S. Treasury Notes (24.7%)
5.000%, 02/15/11(b)	22,000	22,662
4.875%, 04/30/11(b)	14,300	14,670
4.625%, 02/29/12(b)	20,000	20,355
4.875%, 06/30/12(b)	32,400	33,306
4.125%, 08/31/12(b)	18,830	18,753
4.250%, 08/15/14(b)	28,550	28,349
4.750%, 08/15/17(b)	6,050	6,131
5.000%, 05/15/37(b)	4,600	4,719

Total U.S. Treasury Obligations (Cost $145,748)		148,945

Short-Term Investments (25.1%)
Credit Suisse Flagship Fund (USA) LLC(e)	151,054,156	151,054

Total Short-Term Investments (Cost $151,054)		151,054

Money Market Fund (3.2%)
STI Classic Institutional U.S. Government Securities Money Market Fund(f)	19,213,995	19,214

Total Money Market Fund (Cost $19,214)		19,214

Total Investments (Cost $757,514)(c) — 126.6%		762,278
Liabilities in excess of other assets (26.6)%		(160,103)

Net Assets — 100.0%		$602,175

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $147,073.

(c)	Cost for federal income tax purposes is $757,578 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$6,691
Unrealized Depreciation	(1,991)

Unrealized Appreciation	$4,700

(d)	This security was purchased on a when-issued basis.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

Cl	— Class

Ser	— Series

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

U. S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

U.S. Government Agencies (7.2%)
Fannie Mae (1.2%)
5.200%, 11/20/09, Callable 05/20/08 @ 100(a)	427	429

Federal Home Loan Bank (4.9%)
4.918%, 10/04/07	1,000	1,000
5.000%, 10/16/09, Callable 10/16/08 @ 100(a)	385	387
4.875%, 03/12/10	225	227
5.125%, 09/29/10	175	178

		1,792

Freddie Mac (1.1%)
5.125%, 11/24/10, Callable 11/24/08 @ 100	250	251
5.250%, 02/24/11, Callable 02/24/09 @ 100	150	151

		402

Total U.S. Government Agencies (Cost $2,611)		2,623

U.S. Government Agency Mortgages (88.1%)
Fannie Mae (66.8%)
5.661%, 10/24/07	1,125	1,122
5.400%, 01/26/09, Callable 10/26/07 @ 100	1,000	1,001
6.350%, 05/01/09	272	275
4.500%, 12/25/12	51	50
4.500%, 01/25/25	307	305
6.814%, 05/01/32(b)	200	204
4.415%, 01/01/33(b)	1,337	1,341
4.748%, 01/01/33(b)	1,150	1,156
4.281%, 03/01/33(b)	839	852
4.193%, 05/01/33(b)	441	444
3.595%, 07/01/33(b)	575	580
3.647%, 08/01/33(b)	545	544
7.184%, 09/01/33(b)	162	165
7.154%, 10/01/33(b)	238	241
5.290%, 01/01/34(b)	190	193
5.617%, 01/01/34(b)	617	628
4.332%, 03/01/34(b)	593	605
6.112%, 04/01/34(b)	887	903
5.590%, 07/01/34(b)	1,158	1,165
5.714%, 07/01/34(b)	804	817
3.869%, 10/01/34(b)	622	628
4.658%, 10/01/34(b)	1,045	1,052
4.033%, 12/01/34(b)	991	998
4.046%, 12/01/34(b)	975	983
4.247%, 12/01/34(b)	1,639	1,648
Fannie Mae — continued
4.630%, 12/01/34(b)	425	423
4.070%, 02/01/35(b)	772	776
4.763%, 04/01/35(b)	751	764
4.666%, 05/01/35(b)	1,061	1,050
4.288%, 06/01/35(b)	108	108
4.827%, 06/01/35(b)	718	712
4.779%, 07/01/35(b)	800	813
4.815%, 07/01/35(b)	503	509
5.318%, 08/01/35	1,192	1,209

		24,264

Freddie Mac (19.6%)
4.000%, 11/15/11	151	151
3.750%, 12/15/11	200	196
5.000%, 02/15/14	58	57
4.375%, 04/15/15	160	157
4.000%, 05/15/15	725	715
5.000%, 09/15/15	131	131
3.500%, 05/15/19	51	51
3.500%, 01/15/23	57	56
3.666%, 08/01/33(b)	553	556
4.962%, 10/01/33(b)	531	542
4.283%, 03/01/34(b)	454	456
4.924%, 04/01/34(b)	84	86
5.579%, 05/01/34(b)	669	676
5.266%, 07/01/34(b)	839	855
4.167%, 02/01/35(b)	1,121	1,125
6.258%, 09/01/36(b)	697	711
5.517%, 04/01/37(b)	586	584

		7,105

Ginnie Mae (1.7%)
5.991%, 02/16/24(b)	63	63
3.701%, 05/16/25	582	567

		630

Total U.S. Government Agency Mortgages (Cost $31,727)		31,999

Short-Term Investment (1.7%)
Credit Suisse Flagship Fund (USA) LLC(d)	599,844	600

Total Short-Term Investment (Cost $600)		600

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

U. S. Government Securities Ultra-Short Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Money Market Fund (4.0%)
Federated Government Obligations Money Market Fund	1,460,727	1,461

Total Money Market Fund (Cost $1,461)		1,461

Total Investments (Cost $36,399)(c) — 101.0%		36,683
Liabilities in excess of other assets — (1.0)%		(349)

Net Assets — 100.0%		$36,334

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $578.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(c)	Cost for federal income tax purposes is $36,355 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$343
Unrealized Depreciation	(15)

Unrealized Appreciation	$328

(d)	This security was purchased with cash collateral held from securities lending.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (98.5%)
Virginia (98.5%)
Amherst County Service Authority, RB, 6.000%, 12/15/20, Callable 12/15/10 @ 102	500	531
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,750	1,847
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/11	2,000	2,106
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/17, Prerefunded 07/01/11 @ 101	2,225	2,392
Arlington County Industrial Development Authority, Resource Recovery, Alexandria/Arlington Waste, Ser B, RB, AMT, 5.375%, 01/01/12, Callable 07/01/08 @ 101, FSA	2,530	2,583
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 07/01/08 @ 101, FSA	2,785	2,844
Arlington County, Public Improvement, GO, 5.000%, 03/15/15, State Aid Withholding	4,950	5,378
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 01/01/16 @ 100, MBIA	2,890	3,088
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	1,062
Chesapeake Water & Sewer Project, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,619
Chesapeake, GO, 5.400%, 12/01/08	2,500	2,556
Chesterfield County Industrial Development Authority, Pollution Control, RB, 4.950%, 12/01/07, Callable 11/05/07 @ 100	500	500
Virginia—continued
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.350%, 10/01/17	750	730
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.450%, 10/01/19, Callable 10/01/17 @ 100	500	480
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	750	717
Fairfax County, Public Improvement, Ser B, GO, 5.000%, 10/01/12, State Aid Withholding	3,250	3,471
Fauquier County, School Bonds, GO, 5.000%, 07/01/19, Callable 07/01/16 @100, MBIA	2,100	2,256
Front Royal & Warren County Development Authority, Ser B, RB, 5.000%, 04/01/23, Callable 04/01/14 @ 100, FSA	2,485	2,573
Greater Richmond Convention Center Authority, Hotel Tax, Center Expansion Project, RB, 6.125%, 06/15/25, Prerefunded 06/15/10 @ 101	1,240	1,333
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	3,070
Hampton Golf Course, RB, 6.000%, 12/01/12	745	764
Hampton Public Improvement, Ser A, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, FGIC	1,640	1,730
Hampton, Ser A, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,384

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	7,039
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA	400	418
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 5.000%, 06/01/10	1,015	1,016
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,094
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,371
Henrico County Economic Development Authority, Residential Care Facility, RB, 5.000%, 10/01/27, Callable 10/01/11 @ 103	850	821
Henrico County Economic Development Authority, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA	500	524
Henrico County Industrial Development Authority, Regency 64, RB, AMT, 3.350%, 03/01/16, Callable 12/13/07 @ 100, LOC: First Union National Bank	935	931
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,634
James City County Economic Development Authority, Public Facility Project, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,359
Virginia—continued
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser C, RB, 4.030%, 02/15/38(a)	1,600	1,600
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,000	1,110
Loudoun County Industrial Development Authority, Northern Virginia Criminal Justice, RB, 5.000%, 06/01/26, Callable 06/01/16 @ 100	2,505	2,599
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,208
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,750	1,820
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser B, RB, 5.000%, 08/01/28, Callable 02/01/08 @ 100.50	1,100	1,099
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,300
Loudoun County, Public Improvement, Ser B, GO, 5.000%, 06/01/14	3,500	3,789
Louisa Industrial Development Authority, Pollution Control, Virginia Electric & Power Co., RB, 5.250%, 12/01/08, Callable 11/08/07 @ 100.5	955	966
Lynchburg Industrial Development Authority, Residential Care Facility, Westminster-Canterbury, RB, 4.875%, 07/01/21, Callable 07/01/17 @ 100	1,000	969

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Metropolitan Washington DC Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	1,045
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	2,008
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA	2,225	2,382
Newport News Redevelopment & Housing Authority, RB, 5.850%, 12/20/30, Callable 08/20/07 @ 102, GNMA	500	509
Newport News, GO, 5.250%, 07/01/15, St Aid Withholding	3,000	3,307
Norfolk VA Water, RB, 5.125%, 11/01/28, Callable 11/01/08 @ 101, FSA	1,000	1,022
Orange County Economic Development Authority, Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, Assured GTY	2,000	2,041
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	4,520	5,435
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA	1,000	1,081
Portsmouth, Ser A, GO, 5.000%, 04/01/14, MBIA	2,005	2,164
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA	2,285	2,484
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,940
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,041
Virginia—continued
Richmond Public Utility, RB, 5.000%, 01/15/23, Callable 01/15/15 @ 100, FSA	1,000	1,047
Richmond, GO, 5.500%, 01/15/12, Callable 01/15/11 @ 101, FSA	2,500	2,669
Richmond, GO, 5.500%, 01/15/15, Callable 01/15/11 @ 101, FSA	1,290	1,374
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, FSA	3,755	3,991
Riverside Regional Jail Authority, Jail Facility, RB, 4.250%, 07/01/10, Callable 07/01/09 @ 100	2,000	2,023
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/13, Callable 07/01/12 @ 100, MBIA	2,000	2,177
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, MBIA	2,000	2,170
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA	1,000	1,067
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA	2,000	2,122
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA	1,000	1,055
Roanoke Public Improvement, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101, St Aid Withholding	2,500	2,638

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Southhampton County Industrial Development Authority, School Project, Ser B, RB, 4.000%, 04/01/10, Callable 04/01/09 @ 100	1,000	1,005
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, FSA	3,635	3,775
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/20, Callable 08/01/17 @ 100, XLCA	1,095	1,162
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,483
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,341
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	725	702
Suffolk Redevelopment & Housing Authority, Multifamily Housing, Summer Station Apartments LLC, RB, 3.970%, 09/01/19, LOC: SunTrust Bank(a)	800	800
Tobacco Settlement Financing Corp., RB, 4.000%, 06/01/13	1,095	1,096
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Callable 06/01/15 @ 100	2,070	2,160
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Callable 06/01/15 @ 100	3,500	3,831
University of Virginia, Ser A, RB, 3.850%, 06/01/34(a)	1,215	1,215
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,769
Virginia Beach, Public Improvement, Ser B, GO, 5.000%, 05/01/13	2,500	2,678
Virginia—continued
Virginia Beach, Ser C, GO, 5.000%, 09/15/16	2,825	3,077
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	4,510	4,830
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,459
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100, State Aid Withholding	3,000	3,251
Virginia College Building Authority, Educational Facilities, RB, 5.000%, 09/01/13	3,000	3,225
Virginia Commonwealth Transportation Board, North Virginia Transportation District, Ser A, RB, 5.000%, 05/15/14	3,000	3,235
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,060
Virginia Housing Development Authority, Commonwealth Mortgage, SubSer D1, RB, AMT, 4.000%, 01/01/09	2,000	2,008
Virginia Housing Development Authority, Multifamily, Ser E, RB, AMT, 5.350%, 11/01/11, Callable 01/01/08 @ 102	1,250	1,280
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100	3,500	3,594

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Virginia Housing Development Authority, Multifamily, Ser I, RB, AMT, 4.875%, 11/01/12, Callable 01/01/09 @ 101	1,950	1,986
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,241
Virginia Public Building Authority, Public Facilities, Ser C, RB, 5.000%, 08/01/14	2,000	2,158
Virginia Public School Authority, School Financing 1997 Resolution, Ser A, RB, 5.000%, 08/01/11	3,000	3,158
Virginia Public School Authority, School Financing 1997, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100, St Aid Withholding	1,365	1,423
Virginia Public School Authority, Ser B, RB, 5.000%, 08/01/13, Callable 08/01/10 @ 101	2,910	3,043
Virginia Resource Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,273
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,212
Virginia Resources Authority, Infrastructure, Ser A, RB, 5.800%, 05/01/30, Prerefunded 05/01/11 @ 101, MBIA	1,500	1,626
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,318
Winchester, Public Improvement, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,580	2,768
Virginia—continued
York County Industrial Development Authority, Pollution Control Project, RB, 5.500%, 07/01/09, Callable 11/08/07 @ 100.5	740	748

		211,463

Total Municipal Bonds (Cost $207,198)		211,463

Money Market Fund (0.7%) Federated Virginia Municipal Cash Trust, Institutional Class	1,491,476	1,491

Total Money Market Fund (Total cost $1,491)		1,491
Total Investments (Cost $208,689) (b) — 99.2%		212,954

Other assets in excess of liabilities — 0.8%		1,659

Net Assets — 100.0%		$214,613

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Cost for federal income tax purposes is $208,674 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$4,660
Unrealized Depreciation	(380)

Unrealized Appreciation	$4,280

AMBAC	— Security insured by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

FGIC	— Security insured by Financial Guaranty Insurance Company

FSA	— Security insured by Financial Security Assurance

GNMA	— Security insured by Government National Mortgage Association

GO	— General Obligation

LLC	— Limited Liability Company

LOC	— Letter of Credit

MBIA	— Security insured by Municipal Bond Insurance Association

RB	— Revenue Bond

Ser	— Series

XLCA	— Security insured by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)

Certificates of Deposit (7.0%)
Banks (7.0%)
ABN AMRO Bank N.V., 5.350%, 01/16/08, Callable 10/16/07 @ 100	100,000	100,000
Depfa Bank PLC NY, 5.320%, 10/23/07	50,000	50,000
Deutsche Bank AG, 4.910%, 02/28/08(a)	75,000	75,000
Deutsche Bank AG, 5.410%, 04/10/08(a)	75,000	75,000
Deutsche Bank NY, 5.335%, 04/14/08, Callable 10/15/07 @ 100	50,000	50,000
Natixis, 4.900%, 03/27/08(a)	75,000	75,000
Natixis, 5.080%, 04/21/08(a)	75,000	75,000
Natixis, 5.360%, 06/17/08, Callable 11/21/07 @ 100	50,000	50,000
Royal Bank of Canada NY, 5.558%, 03/20/08(a)	25,000	25,001
Royal Bank of Scotland, 5.200%, 03/17/08	50,000	50,000
Societe Generale NY, 4.890%, 02/15/08(a)	75,000	75,000

Total Certificates of Deposit (Cost $700,001)		700,001

Commercial Paper (32.2%)
Banks (2.5%)
Australia & New Zealand National Ltd., 5.321%, 10/25/07(b)(c)	50,000	49,825
Bank of Ireland, 5.321%, 10/26/07(b)(c)	50,000	49,818
Northern Rock PLC, 5.342%, 10/09/07(b)(c)	40,293	40,246
Northern Rock PLC, 5.364%, 11/28/07(b)(c)	98,500	97,667
Swedbank Mortgage AB, 5.331%, 10/04/07	7,600	7,597

		245,153

Diversified Financial Services (29.7%)
Alliance & Leicester PLC, 5.323%, 10/22/07(b)(c)	50,000	49,847
Diversified Financial Services—continued
American Honda Finance Corp., 5.306%, 10/11/07	40,000	39,942
Amstel Funding Corp., 5.327%, 10/23/07(b)(c)	27,640	27,551
Anglesea Funding LLC, 5.356%, 10/10/07(b)(c)	50,000	49,934
Anglesea Funding LLC, 5.356%, 11/09/07(b)(c)	150,000	149,147
ASB Finance Ltd., 5.327%, 10/17/07(b)(c)	85,000	84,801
ASB Finance Ltd., 5.536%, 01/22/08(b)(c)	40,680	39,987
Barclays U.S. Funding Corp., 5.167%, 12/26/07	150,000	148,173
Barclays U.S. Funding Corp., 5.119%, 03/26/08	75,000	73,160
Barton Capital Corp., 5.333%, 10/01/07(c)	61,795	61,795
Beethoven Funding Corp., 6.103%, 10/01/07(b)(c)	150,000	150,000
Berkeley Square Finance LLC, 5.368%, 10/12/07(b)(c)	15,369	15,344
Catapult-PmX Funding LLC, 5.496%, 11/30/07(a)(c)	100,000	99,997
Chesham Finance LLC, 5.352%, 10/09/07(a)(c)	30,000	29,965
Chesham Finance LLC, 5.375%, 12/07/07(b)(c)	30,000	29,708
Chesham Finance LLC, 5.392%, 02/04/08(b)(c)	50,000	49,106
Chesham Finance LLC, 5.400%, 05/30/08(b)(c)	26,000	25,105
Concord Minutemen Capital Corp., 5.364%, 11/05/07(b)(c)	76,059	75,668
Ebury Finance LLC, 4.800%, 10/12/07(a)(c)	50,000	50,000
Ebury Finance LLC, 5.415%, 11/02/07(b)(c)	45,000	44,792
Ebury Finance LLC, 5.464%, 01/30/08(b)(c)	60,000	58,969
Five Finance, Inc., 5.334%, 10/09/07(b)(c)	50,000	49,942
Fountain Square Commercial Funding Corp. LLC, 5.302%, 10/01/07(b)(c)	137,224	137,224
Greenwich Capital Holdings, 5.362%, 11/08/07(b)	50,000	49,721

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Diversified Financial Services—continued
Hudson-Thames LLC, 5.340%, 10/01/07(b)(c)	18,249	18,249
Hudson-Thames LLC, 5.360%, 11/21/07(b)(c)	27,186	26,983
ING (U.S.) Funding LLC, 5.089%, 02/01/08(b)	75,000	73,719
Intesa Funding LLC, 5.182%, 10/01/07(b)	150,000	150,000
Irish Life & Permanent PLC, 5.327%, 10/18/07(b)(c)	50,000	49,876
Irish Life & Permanent PLC, 5.328%, 10/24/07(b)(c)	40,000	39,866
JP Morgan Chase & Co., 4.896%, 02/15/08(b)	100,000	98,173
Jupiter Securities Corp., 5.255%, 10/01/07(b)(c)	135,000	135,000
Mica Funding LLC, 5.352%, 10/03/07(b)(c)	50,000	49,985
Mica Funding LLC, 5.353%, 10/04/07(b)(c)	100,000	99,956
Mica Funding LLC, 5.664%, 03/17/08(b)(c)	50,000	49,995
Nordea North America, Inc., 5.006%, 04/01/08(b)	75,000	73,139
Old Line Funding Corp., 5.354%, 10/10/07(b)(c)	31,512	31,470
Orion Finance USA LLC, 5.344%, 10/12/07(b)(c)	50,000	49,919
Park Avenue Receivables Corp., 5.302%, 10/01/07(b)(c)	150,000	150,000
Ranger Funding Corp., 5.372%, 10/11/07(b)(c)	75,000	74,889
Wal-Mart Funding Corp., 5.302%, 11/19/07(b)(c)	150,000	148,926
Westpac Securitization Trust, 5.348%, 10/30/07(b)(c)	10,225	10,182
Westpac Securitization Trust, 5.337%, 11/19/07(b)(c)	50,000	49,643

		2,969,848

Total Commercial Paper (Cost $3,215,001)		3,215,001

Corporate Bonds (42.5%)
Automobile ABS (0.2%)
USAA Auto Owner Trust, Ser 2007-1, Cl A1, 5.337%, 07/11/08(a)	17,409	17,409

Banks (10.3%)
Alliance & Leicester PLC, 5.830%, 09/05/08(a)(c)	30,000	30,000
Allied Irish Banks PLC, 5.483%, 09/18/08(a)(c)	75,000	75,000
Bank of Ireland, 5.356%, 08/15/08(a)(c)	45,000	45,000
Bank of New York Co., Inc., 5.189%, 05/27/08(a)(c)	25,000	25,000
Bank of New York Co., Inc., 5.776%, 09/11/08(a)(c)	50,000	50,000
Credit Agricole SA, 5.180%, 07/22/08(a)(c)	50,000	50,000
Credit Suisse FB USA, Inc., 5.731%, 06/02/08(a)	58,000	58,051
Danske Bank, 5.466%, 09/19/08(a)(c)	50,000	50,000
Fortis Bank NY, 5.341%, 07/18/08(a)(c)	50,000	50,000
Lloyds TSB Group PLC, 5.658%, 10/03/08(a)(c)	75,000	75,000
National Australia Bank Ltd., 5.809%, 09/05/08(a)(c)	75,000	75,000
Northern Rock PLC, 5.785%, 09/04/08(a)(c)	50,000	50,000
Royal Bank of Canada, 5.710%, 09/30/08(a)(c)	75,000	75,000
Skandinaviska Enskilda Banken AB, 5.820%, 09/08/08(a)(c)	50,000	50,000
Skandinaviska Enskilda Banken AB, 5.180%, 10/21/08(a)(c)	50,000	50,000
Svenska Handelsbanken AB, 5.773%, 04/04/08(a)(c)	70,000	70,000
UBS AG, 5.723%, 09/16/08(a)	75,000	75,000
Wells Fargo & Co., 5.780%, 01/02/08(a)	10,000	10,000
Westpac Banking Corp., 5.743%, 09/15/08(a)(c)	60,000	60,000

		1,023,051

Computers (0.3%)
IBM Corp., 5.830%, 09/08/08, Callable 11/08/07 @ 100(a)(c)	25,000	25,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Diversified Financial Services (31.3%)
American Express Credit Corp., 5.865%, 03/05/08(a)	90,000	90,000
American Honda Finance Corp., 5.380%, 04/10/08(a)(c)	75,000	75,000
American Honda Finance Corp., 4.840%, 05/12/08(a)(c)	50,000	50,002
Atlas Capital Funding Corp., 5.350%, 10/25/07(a)(c)	30,000	30,000
Axon Financial Funding LLC, 5.325%, 05/20/08(a)(c)	50,000	50,000
Axon Financial Funding LLC, 5.495%, 05/27/08(a)(c)	20,000	20,000
Bear Stearns Co., Inc., 5.189%, 08/28/08(a)	125,000	124,999
Beta Finance, Inc., 4.282%, 02/06/08(a)(c)	75,000	74,999
Beta Finance, Inc., 4.272%, 04/03/08(a)(c)	50,000	49,997
BNP Paribas, 5.330%, 05/07/08(a)	50,000	50,000
CC USA, Inc., 4.282%, 01/31/08(a)(c)	75,000	75,000
Cheyne Finance LLC, 4.813%, 01/14/08 LOC: SunTrust Banks, Inc. (a)(f)	50,000	49,998
Cheyne Finance LLC, 4.292%, 01/25/08 LOC: SunTrust Banks, Inc. (a)(f)	30,000	29,999
Cullinan Finance Corp., 4.820%, 10/12/07(a)(c)	70,000	70,000
Cullinan Finance Corp., 4.815%, 03/12/08(a)(c)	50,000	49,998
Cullinan Finance Corp., 5.345%, 05/15/08(a)(c)	43,000	43,000
Dorada Finance, Inc., 4.920%, 02/22/08(a)(c)	25,000	25,007
Five Finance, Inc., 4.810%, 10/30/07(a)(c)	50,000	49,999
Five Finance, Inc., 4.870%, 02/15/08(a)(c)	21,000	21,002
Goldman Sachs Group, Inc., 5.823%, 09/12/08(a)(c)	100,000	100,000
Goldman Sachs Group, Inc., 5.356%, 09/24/08(a)(c)	75,000	75,000
Hudson-Thames LLC, 5.420%, 06/16/08(a)(c)	50,000	50,000
K2 (USA) LLC, 4.820%, 12/05/07(a)(c)	50,000	49,999
Diversified Financial Services—continued
K2 (USA) LLC, 4.820%, 12/10/07(a)(c)	50,000	49,998
K2 (USA) LLC, 4.287%, 01/30/08(a)(c)	50,000	50,000
K2 (USA) LLC, 4.267%, 03/03/08(a)(c)	50,000	49,998
Lehman Brothers Holdings, Inc., Ser I, 5.504%, 09/26/08(a)	100,000	100,000
Liberty Light US Capital, 4.820%, 11/02/07(a)(c)	25,000	25,000
Liberty Light US Capital, 4.820%, 02/04/08(a)(c)	25,000	24,998
Liberty Light US Capital, 4.820%, 05/02/08(a)(c)	60,000	60,000
Liberty Light US Capital, 4.820%, 05/20/08(a)(c)	50,000	49,997
Merrill Lynch & Co., Inc., 5.342%, 08/22/08(a)	45,000	45,000
Merrill Lynch & Co., Inc., 5.754%, 09/17/08(a)	40,000	40,000
Merrill Lynch & Co., Inc., 5.296%, 09/23/08(a)	50,000	50,000
Merrill Lynch & Co., Inc., 5.800%, 10/03/08(a)	30,000	30,000
Morgan Stanley, 5.130%, 09/15/08(a)	48,500	48,500
Morgan Stanley, 5.878%, 09/15/08(a)	75,000	75,000
Orion Finance USA LLC, 5.601%, 06/04/08(a)(c)	40,000	40,000
Orion Finance USA LLC, 5.350%, 06/06/08(c)	40,000	40,000
Orion Finance USA LLC, 5.533%, 06/16/08(a)(c)	75,000	75,000
Sedna Finance, Inc., 4.275%, 03/07/08(a)(c)	75,000	74,999
Sedna Finance, Inc., 4.282%, 03/31/08(a)(c)	75,000	75,000
Sigma Finance, Inc., 4.818%, 11/21/07(a)(c)	50,000	49,999
Sigma Finance, Inc., 4.825%, 12/14/07(a)(c)	50,000	49,999
Sigma Finance, Inc., 5.350%, 01/25/08(a)(c)	65,000	65,003
Sigma Finance, Inc., 4.287%, 04/03/08(a)(c)	25,000	24,999

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Diversified Financial Services—continued
Stanfield Victoria LLC, 4.287%, 01/25/08(a)(c)	75,000	74,999
Stanfield Victoria LLC, 5.430%, 06/09/08, Callable 12/10/07 @ 100(a)(c)	90,000	90,000
Toyota Motor Credit Corp., Ser B, 4.242%, 04/14/08(a)	50,000	50,000
Unilever Capital Corp., 5.796%, 09/11/08(a)(c)	50,000	50,000
Whistlejacket Capital Ltd., 4.820%, 11/07/07(a)(c)	25,000	24,999
Whistlejacket Capital Ltd., 4.820%, 01/14/08(a)(c)	100,000	99,999
Zela Finance, Inc., 5.330%, 01/25/08(a)(c)	75,000	74,998
Zela Finance, Inc., 4.282%, 03/12/08(a)(c)	50,000	50,000
Zela Finance, Inc., 5.340%, 05/29/08(c)	50,000	50,000
Zela Finance, Inc., 5.420%, 06/13/08(c)	75,000	75,000

		3,137,484

Insurance (0.4%)
Lincoln National Corp., 5.833%, 08/15/08(a)(c)	35,000	35,000

Total Corporate Bonds (Cost $4,237,945)		4,237,944

Master Note (2.9%)
Banks (2.9%)
Bank of America Corp., 5.310%(a)(d)	285,635	285,635

Total Master Note (Cost $285,634)		285,635

U.S. Government Agencies (2.1%)
Federal Home Loan Bank (2.1)%
5.000%, 01/23/08	27,704	27,274
5.036%, 02/13/08	23,600	23,164
4.994%, 02/15/08	55,600	54,568
5.375%, 04/18/08, Callable 10/18/07 @ 100	100,000	100,000

Total U.S. Government Agencies (Cost $205,006)		205,006

Repurchase Agreements (4.1%)
BNP Paribas, 4.865%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $1,969 (collateralized by Federal Home Loan Bank; DN, due 03/04/09; total market value $2,011)	1,968	1,968
HSBC Securities, Inc., 4.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $171,198 (collateralized by U.S. Government Agencies; 5.500%, due 09/01/37; total market value $174,552)	171,128	171,128
Lehman Brothers, Inc., 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $8,236 (collateralized by U.S. Government Agency; 6.000%, due 05/01/37; total market value $8,399)	8,232	8,232
Merrill Lynch & Co., Inc., 4.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $9,164 (collateralized by U.S. Government Agencies; 5.500%-6.000%, due 12/15/24-01/15/31; total market value $9,347)	9,161	9,161
Morgan Stanley, 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $61,953 (collateralized by U.S. Government Agencies; 5.500%-6.095%, due 08/01/34-08/01/37; total market value $63,166)	61,927	61,927

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

Repurchase Agreements—continued
UBS Warburg LLC, 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $159,735 (collateralized by U.S. Government Agencies; 4.000%-7.500%, due 06/01/12-08/01/37; total market value $162,865)	159,668	159,668

Total Repurchase Agreements (Cost $412,084)		412,084

Money Market Funds (4.0%)
Federated Prime Cash Obligations Fund	200,000,000	200,000
Federated Prime Value Money Market Fund	200,000,000	200,000

Total Money Market Funds (Cost $400,000)		400,000

Time Deposits (4.9%)
BNP Paribas, 5.000%(a)	236,612	236,612
Calyon, 5.030%(a)	251,294	251,294

Total Time Deposits (Cost $487,906)		487,906

Total Investments (Cost $9,943,577)(e) — 99.7%		9,943,577
Other assets in excess of liabilities — 0.3%		34,851

Net Assets — 100.0%		$9,978,428

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rate represents the effective yield at purchase.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 58.9% of net assets as of September 30, 2007.

(d)	Perpetual maturity.

(e)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2007 are identified below (in thousands). See Note 2 in Notes to Financial Statements.

				Amortized
Security	Acquisition	Cost	Par	Cost	Percent of
Description	Date	($)	($)	($)	Net Assets%

Cheyne Finance	01/09/07	49,994	50,000	49,998	0.50
Cheyne Finance	01/22/07	29,997	30,000	29,999	0.30

DN	— Discount Note

LLC	— Limited Liability Company

PLC	— Public Limited Company

Ser	— Series

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (96.2%)
Alabama (2.2%)
Houston County Health Care Authority, Ser PT-880, RB, 3.540%, 10/01/19, Callable 02/12/08 @ 100, MBIA(a)	21,380	21,380
Marion Educational Building Authority, Judson College Project, RB, 3.960%, 01/01/33, LOC: SouthTrust Bank N.A.(a)	6,285	6,285
Stevenson Industrial Development Board, Environmental Improvement Revenue, Mead Corp. Project, RB, 3.770%, 11/01/16, LOC: JP Morgan Chase Bank(a)	5,000	5,000
University of Alabama, Hospital Improvements, Ser B, RB, 3.860%, 09/01/31, AMBAC(a)	10,000	10,000

		42,665

Alaska (1.5%)
Alaska State Housing Finance Corp., Housing Development, Ser D, RB, 3.900%, 06/01/37, MBIA(a)	2,000	2,000
Valdez Alaska Marine Terminal, RB, 4.110%, 12/01/29(a)	26,570	26,570

		28,570

Arizona (0.8%)
Phoenix Civic Improvement Corp., Water System, Ser PT-2898, RB, 3.950%, 07/01/24, Callable 07/01/15 @ 100, MBIA(a)	9,960	9,960
Phoenix, Ser H05, GO, 3.920%, 07/01/21, Callable 07/01/17 @ 100, LOC: Wachovia Bank N.A.(a)(b)	6,485	6,485

		16,445

California (3.2%)
California Department of Water Resources, Power Supply, Ser 1784-B, RB, 4.000%, 05/01/11, LOC: JP Morgan Chase Bank(a)(b)	8,635	8,635
Culver City School Facilities Financing Authority, Ser PT-3263, RB, 3.950%, 08/01/24, FSA(a)(b)	4,980	4,980
Los Angeles Regional Airports Improvement Corp., Sublease L.A. International, RB, 4.150%, 12/01/25, LOC: Societe Generale(a)	22,600	22,600
Pajaro Valley Unified School District, Ser PT-2779, GO, 3.950%, 08/01/22, Callable 08/01/15 @ 100, FSA(a)(b)	4,960	4,960
Putable Floating Option, Tax-Exempt Receipts, Ser PPT-4030, 3.920%, 08/01/32, FSA(a)(b)	19,980	19,980
San Francisco City & County, Ser PT-3017, GO, 3.950%, 06/15/25, Callable 06/15/12 @ 102, MBIA(a)(b)	1,000	1,000

		62,155

Colorado (1.7%)
Arkansas River Power Authority, Ser PT-3550, RB, 3.920%, 10/01/26, XLCA(a)(b)	8,500	8,500
Arkansas River Power Authority, Ser PT-3575, RB, 3.920%, 10/01/21, XLCA(a)(b)	3,000	3,000
Colorado Housing & Finance Authority, St. Moritz Project, Ser H, RB, 3.870%, 10/15/16, FNMA(a)	5,215	5,215
Colorado Water Resources & Power Development Authority, Ser PT-3179, RB, 3.950%, 08/01/25, Callable 08/01/15 @ 100, FSA(a)	12,430	12,430

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Colorado—continued
Westminster, Ser PPT-2784, COP, 3.990%, 12/01/25, Callable 12/01/15 @ 100, MBIA(a)(b)	4,000	4,000

		33,145

Connecticut (0.3%)
Connecticut, Ser PA-720 R, GO, 3.950%, 06/15/11, Callable 06/15/10 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	5,000	5,000

District of Columbia (0.7%)
District of Columbia, Planned Parenthood Project, RB, 3.870%, 12/01/29, LOC: Bank of America N.A.(a)	6,140	6,140
District of Columbia, The Phillips Collection Issue, RB, 3.870%, 08/01/33, LOC: Bank of America N.A.(a)	4,700	4,700
District of Columbia, Thurgood Marshall Center Trust, RB, 3.880%, 11/01/27, LOC: Branch Banking & Trust Co.(a)	3,220	3,220

		14,060

Florida (9.8%)
De Soto County Industrial Development, Tremron Project, RB, 3.980%, 11/01/15, LOC: Branch Banking & Trust Co.(a)	3,500	3,500
Florida Department of Environmental Protection,
Preservation, Ser PT-3335, RB, 3.950%, 07/01/24, Callable 07/01/15 @ 101, MBIA(a)(b)	19,885	19,885
Florida Local Government Finance Commission, 3.550%, 11/29/07	15,000	15,000
Hillsborough County Industrial Development Authority, Independent Day School Project, RB, 3.920%, 09/01/26, LOC: Bank of America N.A.(a)	1,800	1,800
JEA Electric Systems, Ser 3- A, RB, 3.850%, 10/01/36, CIFG(a)	75,000	75,000
Lake County School Board, Ser PA-1321, COP, 3.990%, 06/01/30, Callable 06/01/15 @ 100, AMBAC(a)(b)	2,000	2,000
Manatee County St., Stephens Upper School Project, RB, 3.870%, 11/01/25, LOC: Bank of America N.A.(a)	3,100	3,100
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 3.890%, 09/01/29, LOC: Bank of America N.A.(a)	6,750	6,750
Miami-Dade County School District, Ser 1783, GO, 3.920%, 02/15/11, MBIA(a)(b)	8,260	8,260
Orlando Utilities Commission, Water & Sewer, Ser PT-2285, RB, 3.920%, 04/01/12, LOC: Dexia Credit Local(a)	8,945	8,945
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 3.870%, 10/01/21, LOC: Bank of America N.A.(a)	7,300	7,300
Sarasota County Health Facility Authority, Bay Village Project, RB, 3.890%, 12/01/23, LOC: Bank of America N.A.(a)(b)	4,000	4,000
Sunshine State Government, 3.680%, 12/06/07	15,000	15,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Florida—continued
Tampa-Hillsborough County Expressway Authority, Trust Receipts K13, Ser D, RB, 3.980%, 07/01/23, AMBAC(a)(b)	2,000	2,000
Volusia County Housing Finance Authority, Ser MT 151, RB, 3.750%, 11/15/20, AMBAC(a)(b)	20,035	20,036

		192,576

Georgia (1.6%)
Bulloch County Development Authority, Ser PT-2594, RB, 3.990%, 08/01/26, Callable 08/01/15 @ 100, XLCA(a)(b)	4,060	4,060
Cobb County Development Authority, Kennesaw State University Project, RB, 3.890%, 11/01/18, AMBAC(a)	4,595	4,595
Dekalb, Newton & Gwinnett Counties Joint Development Authority, GGC Real Estate Package I LLC, RB, 3.910%, 06/01/32, LOC: Wachovia Bank N.A.(a)	3,500	3,500
Dekalb, Newton & Gwinnett Counties Joint Development Authority, GPC Real Estate Student I, RB, 3.910%, 06/01/35, LOC: Wachovia Bank N.A.(a)	5,000	5,000
Fulton County Development Authority, Kings Ridge Christian School, RB, 3.880%, 05/01/26, LOC: Branch Banking & Trust Co.(a)	3,000	3,000
Georgia State Finance & Investment Commission, GO, 3.920%, 07/01/15, LOC: Citibank N.A.(a)(b)	6,350	6,350
Georgia—continued
Toombs County Hospital Authority, Meadows Regional Medical Center Project, RB, 3.880%, 12/01/17, LOC: Branch Banking & Trust Co.(a)	4,300	4,300

		30,805

Idaho (1.8%)
Eclipse Funding Trust, RB, 3.780%, 04/01/36, Callable 04/01/17 @ 100, MBIA(a)(b)	20,000	20,000
Idaho Health Facility Authority, St. Lukes Regional Medical Center Project, RB, 4.150%, 07/01/35, FSA(a)	14,700	14,700

		34,700

Illinois (9.7%)
Bloomington-Normal Airport Authority, GO, 4.330%, 01/01/12, LOC: JP Morgan Chase Bank(a)	500	500
Chicago Illinois Sales Tax, Ser PT-2866, RB, 3.950%, 01/01/26, Callable 07/01/15 @ 100, FSA(a)(b)	2,800	2,800
Chicago O’Hare International Airport, General Airport 2nd Lien, Ser B, RB, 3.750%, 01/01/15, LOC: Societe Generale(a)	5,200	5,200
Chicago O’Hare International Airport, General Airport, 3rd Lien, Ser C, RB, 3.870%, 01/01/35, CIFG(a)	22,940	22,940
Chicago, Merlots Project, Ser WWW, GO, 3.920%, 01/01/22, AMBAC(a)(b)	11,000	11,000
Du Page & Will Counties Community School District No 204 Indian, GO, 3.700%, 12/30/21, FGIC(a)(b)	8,680	8,680

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Illinois—continued
Illinois Educational Facilities Authority, Chicago Children’s Museum Project, RB, 3.960%, 02/01/28, LOC: JP Morgan Chase Bank(a)	1,600	1,600
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 3.960%, 11/01/15, LOC: Northern Trust Co.(a)	3,900	3,900
Illinois Finance Authority, Alexian Brothers Health Project, RB, 3.790%, 04/01/35, LOC: JP Morgan Chase Bank(a)	31,000	31,000
Illinois Finance Authority, Resurrection Health, Ser C, RB, 3.840%, 05/15/35, LOC: Lasalle Bank N.A.(a)	31,475	31,475
Illinois Health Facilities Authority, Advocate Health Care Project, Ser B, RB, 3.880%, 08/15/22, LOC: JP Morgan Chase Bank(a)	1,800	1,800
Illinois Housing Development Authority, Center Apartments Project, RB, 3.750%, 01/01/08, FSA(a)	22,100	22,100
Illinois State, Merlots Project, Ser B04, GO, 3.920%, 12/01/24, Callable 01/01/12 @100, FSA(a)(b)	7,210	7,210
Jackson-Union Counties Regional Port District, Port Facilities, Enron Transportation Services, RB, 3.780%, 04/01/24, LOC: Wachovia Bank N.A.(a)	5,225	5,225
Macon County, Millikin University Project, RB, 3.850%, 10/01/28, AMBAC(a)	5,050	5,050
Illinois—continued
Naperville, Heritage YMCA Group, Inc. Project, RB, 3.880%, 12/01/29, LOC: Fifth Third Bank(a)	6,500	6,500
Regional Transportation Authority, Ser PT-2398, RB, 3.920%, 06/01/34, FSA(a)(b)	9,960	9,960
Regional Transportation Authority, Ser PT-3518, RB, 3.920%, 06/01/27, FSA(a)(b)	12,965	12,965

		189,905

Indiana (3.5%)
Baugo School Building Corp., Ser PT-3109, RB, 3.990%, 07/15/24, Callable 07/15/15 @ 100, FSA(a)(b)	2,000	2,000
Evansville Vanderburgh Public Leasing Corp., Ser PT-2694, RB, 3.990%, 01/15/24, Callable 07/15/15 @ 100, AMBAC(a)(b)	2,000	2,000
Indiana Bond Bank, RB, 3.920%, 02/01/22, Callable 02/01/15 @ 100, FGIC(a)(b)	5,090	5,090
Indiana Bond Bank, Ser PPT-2259, RB, 3.990%, 02/01/12, AMBAC(a)(b)	2,000	2,000
Indiana Development Finance Authority, Christel House Project, RB, 3.880%, 02/01/23, LOC: Fifth Third Bank(a)	5,970	5,970
Indiana Development Finance Authority, Indiana Historical Society Project, RB, 3.910%, 08/01/31, LOC: JP Morgan Chase Bank(a)(b)	1,200	1,200
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 3.910%, 02/01/37, LOC: JP Morgan Chase Bank(a)	20,300	20,300

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Indiana—continued
Marion Economic Development, Wesleyan University Project, RB, 3.870%, 06/01/36, LOC: Bank of America N.A.(a)	10,000	10,000
MSD Warren Township Vision 2005 School Building Corp., Merlots Project, Ser A52, RB, 3.920%, 07/15/20, FGIC(a)(b)	6,595	6,595
Purdue University, Ser PT-3817, RB, 3.740%, 07/01/29, LOC: Dexia Credit Local(a)(b)	9,980	9,980
Wayne Township- Marion County School Building Corp., Ser PPT-2896, RB, 3.990%, 07/15/26, Callable 07/15/15 @ 100, FGIC(a)(b)	4,175	4,175

		69,310

Iowa (0.2%)
Iowa Higher Education Loan Authority, Private College-Graceland Project, RB, 3.920%, 02/01/33, LOC: Bank of America N.A.(a)	3,500	3,500

Kansas (0.3%)
Kansas State Department of Transportation Highway, RB, 3.920%, 09/01/17, LOC: Citibank N.A.(a)(b)	5,000	5,000

Kentucky (0.1%)
Campbell County Industrial Building, Hospital Imaging Co., Inc. Project, RB, 3.900%, 04/01/20, LOC: Fifth Third Bank(a)(b)	2,560	2,560

Louisiana (0.6%)
East Baton Rouge Parish LA Pollution Control, RB, 4.110%, 03/01/22(a)	12,700	12,700

Maryland (2.3%)
Maryland Health & Higher Education, 3.650%, 10/03/07	20,450	20,450
Maryland—continued
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 3.880%, 04/01/28, LOC: Branch Banking & Trust Co.(a)	650	650
Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser F, RB, 3.840%, 07/01/41, FGIC(a)	10,000	10,000
Maryland State, Ser PA-816, GO, 3.990%, 03/01/12, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	5,995	5,995
Montgomery County Housing Opportunities Commission, Multifamily Housing Development, Ser C, RB, 3.770%, 07/01/37, LOC: Depfa Bank PLC(a)	1,000	1,000
Montgomery County Housing Opportunities Commission, Single Family Mortgage, Ser C, RB, 3.520%, 10/26/07, FHA	6,705	6,705

		44,800

Massachusetts (3.9%)
Massachusetts Bay Transportation Authority, Sales Tax, Ser PT-2581, RB, 3.930%, 07/01/26, LOC: Dexia Credit Local(a)(b)	29,800	29,800
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 3.600%, 11/01/33, Mandatory Put 01/10/08 @ 100	10,400	10,399
Massachusetts State Special Obligations, Dedicated Tax, Ser PT-3050, RB, 3.930%, 01/01/30, FGIC(a)(b)	24,795	24,795

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Massachusetts—continued
Massachusetts State, Ser PT-1390, GO, 3.930%, 03/01/10, FSA(a)(b)	9,860	9,860
Massachusetts Water Pollution Abatement Trust, Ser PA-1221, RB, 3.950%, 08/01/11, LOC: Merrill Lynch Capital Services, Inc.(a)	2,500	2,500

		77,354

Michigan (2.1%)
Detroit City School District, Ser 1311, GO, 3.920%, 05/01/13, FSA(a)(b)	11,625	11,625
Michigan Hospital Finance Authority, Ser K, RB, 3.920%, 11/15/23, Callable 11/15/09 @ 101, MBIA(a)(b)	4,000	4,000
State of Michigan, School Loan, Ser 05-C, GO, 3.600%, 10/10/07, LOC: Depfa Bank PLC	25,000	25,000

		40,625

Minnesota (0.8%)
Minnesota State, Ser PT-400, RB, 3.930%, 11/01/09, LOC: Merrill Lynch Capital Services, Inc.(a)	14,810	14,824

Mississippi (1.5%)
Mississippi Development Bank, Special Obligation, Ser PT-3303, RB, 3.990%, 12/01/27, Callable 12/01/15 @ 100, AMBAC(a)(b)	5,000	5,000
Mississippi Development Bank, Special Obligation, Ser PT-3636, RB, 3.990%, 01/01/26, Callable 07/01/16 @ 100, FGIC(a)(b)	5,000	5,000
Mississippi—continued
Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Ser 1, RB, 3.900%, 05/15/30, LOC: Citibank N.A.(a)	20,400	20,400

		30,400

Missouri (0.4%)
Howard Bend Levee District, Ser PT-3338, 3.990%, 03/01/27, XLCA(a)(b)	2,000	2,000
St Louis Regional Convention & Sports Complex Authority, Ser 1849, RB, 3.920%, 08/15/14, AMBAC(a)(b)	6,545	6,545

		8,545

Nebraska (1.1%)
Central Plains Energy Nebraska Gas Project, Ser 1898, RB, 3.920%, 12/01/18, LOC: JP Morgan Chase Bank(a)(b)	16,255	16,255
Omaha Public Power District, Electric, Ser PT-3607, RB, 3.990%, 02/01/14, LOC: Merrill Lynch Capital Services, Inc.(a)	5,000	5,000

		21,255

Nevada (1.2%)
Clark County Industrial Development, Ser 1306, RB, AMT, 3.940%, 03/01/38, Callable 09/01/14 @ 101, FGIC(a)(b)	3,000	3,000
Nevada State, Ser 344, GO, 3.910%, 05/15/28, Callable 05/15/08 @ 100, FGIC(a)(b)	5,495	5,495
Washoe County, Ser PT-3452, RB, 3.920%, 12/01/35, LOC: Dexia Credit Local(a)(b)	16,000	16,000

		24,495

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

New Jersey (3.1%)
Essex County Improvement Authority, Lease, Ser PA-648, RB, 3.950%, 10/01/20, FGIC(a)(b)	2,250	2,250
New Jersey Economic Development Authority, Ser PT-2847, RB, 3.880%, 09/01/22, MBIA(a)(b)	19,570	19,570
New Jersey State Turnpike Authority, Ser PT-2843, RB, 3.880%, 01/01/30, FSA(a)(b)	10,500	10,500
New Jersey Transportation Trust Fund Authority, Ser MT-072, RB, 3.950%, 12/15/23, AMBAC(a)(b)	3,700	3,700
New Jersey Transportation Trust Fund Authority, Ser PA-802, RB, 3.890%, 12/15/09, FSA(a)(b)	10,000	10,000
New Jersey Transportation Trust Fund Authority, Ser PT-2494, RB, 3.880%, 12/15/23, AMBAC(a)(b)	20	20
New Jersey Transportation Trust Fund Authority, Ser PZ-116, RB, 3.920%, 12/15/29, AMBAC(a)(b)	15,000	15,000

		61,040

New Mexico (0.9%)
Clayton, Jail Project, Ser MT-286, RB, 3.530%, 11/01/24, Callable 11/01/16 @ 100, CIFG(a)	16,860	16,860

New York (7.6%)
Jay Street Development Corp., Facility Lease, Ser A-2, RB, 3.700%, 05/01/22, LOC: Depfa Bank PLC(a)	5,600	5,600
Long Island Power Authority, Electric System, Ser PA-1150, RB, 3.900%, 09/01/33, CIFG(a)(b)	5,000	5,000
Metropolitan Transportation Authority, Ser-1040, RB, 3.900%, 11/15/20, Callable 11/15/12 @ 100, FGIC(a)(b)	30,770	30,770
New York—continued
New York City Housing Development Corp., Ser PT-2753, RB, 3.950%, 07/01/25, Callable 07/01/15 @ 100, FGIC(a)(b)	2,250	2,250
New York City Municipal Finance Authority, Water & Sewer Systems, Ser 1870, RB, 3.900%, 12/15/14, LOC: JP Morgan Chase Bank(a)(b)	25,000	25,000
New York City Transitional Finance Authority, Ser 2080, RB, 3.900%, 11/01/20, Callable 11/01/17 @ 100, LOC: Morgan Stanley Dean Witter(a)(b)	10,220	10,220
New York City Transitional Finance Authority, Ser 3, SubSer 3C, RB, 3.700%, 11/01/22, LOC: Dexia Credit Local(a)	905	905
New York Convention Center Development Corp., Ser 1247Z, RB, 3.900%, 11/15/13, AMBAC(a)	7,000	7,000
New York State Dormitory Authority, Secondary Issues, Ser PA-1305, RB, 3.950%, 05/15/31, AMBAC(a)	4,705	4,705
New York State Dormitory Authority, Secondary Issues, Ser PT-2645, RB, 3.900%, 03/15/17, Callable 03/15/15 @ 100, AMBAC(a)(b)	9,880	9,880
New York State Dormitory Authority, Secondary Issues, Ser PT-2966, RB, 3.950%, 02/15/25, AMBAC(a)	5,465	5,465
New York State Dormitory Authority, Secondary Issues, Ser PT-3639, RB, 3.540%, 07/01/13, MBIA(a)	12,980	12,980

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

New York—continued
New York, Ser PT-2878, GO, 3.950%, 04/01/25, Callable 04/01/15 @100, CIFG(a)(b)	3,865	3,865
New York, Ser PT-3069, GO, 3.900%, 08/01/25, Callable 08/01/15 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	4,980	4,980
New York, Ser PT-3822, GO, 3.810%, 01/01/17, LOC: Dexia Credit Local(a)(b)	21,025	21,025

		149,645

North Carolina (5.1%)
Charlotte Water & Sewer Systems, Ser B, RB, 3.840%, 07/01/36, LOC: Depfa Bank PLC(a)	10,000	10,000
Forsyth County, Communications System Project, COP, 3.880%, 10/01/12, LOC: Wachovia Bank N.A.(a)	7,695	7,695
Forsyth County, Ser B, GO, 3.840%, 10/01/26, LOC: Depfa Bank PLC(a)	12,000	12,000
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 3.880%, 02/01/23, LOC: Branch Banking & Trust Co.(a)	4,300	4,300
Mecklenburg County, North Carolina, COP, 3.840%, 02/01/26, LOC: Depfa Bank PLC(a)	19,040	19,040
North Carolina Medical Care Commission Healthcare Facilities, University Eastern Carolina, Ser C2, RB, 3.730%, 12/01/36, AMBAC(a)	20,900	20,900
North Carolina—continued
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 3.850%, 09/01/33, LOC: Bank of America N.A.(a)	6,475	6,475
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 3.870%, 03/01/28, LOC: Branch Banking & Trust Co.(a)	7,650	7,650
North Carolina Medical Care Commission, North Carolina Baptist Hospitals Project, Ser B, RB, 3.790%, 06/01/22, LOC: Wachovia Bank of North Carolina(a)	1,200	1,200
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 3.880%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	4,120	4,120
Wake County, Public Improvement, Ser C, GO, 3.830%, 04/01/19, LOC: Lloyds TSB Bank PLC(a)	7,585	7,585

		100,965

Ohio (0.5%)
Ohio State Higher Educational Facility Commission, Pooled Financing Project, RB, 3.960%, 09/01/18, LOC: Fifth Third Bank(a)	2,540	2,540
Rickenbacker Port Authority, YMCA of Central Ohio Project, RB, 3.960%, 05/01/22, LOC: Fifth Third Bank(a)	6,700	6,700

		9,240

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Pennsylvania (2.6%)
Delaware County Industrial Development Authority, Airport Facilities, United Parcel Service Project, RB, 4.110%, 12/01/15(a)	3,100	3,100
Delaware Valley Regional Finance Authority, Local Government, Ser PA-1028, RB, 3.910%, 01/01/14, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	12,000	12,000
Delaware Valley Regional Finance Authority, Local Government, Ser PA-1041R, RB, 3.910%, 07/01/32, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	19,990	19,990
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project, RB, 3.890%, 07/01/27, LOC: Wachovia Bank N.A.(a)	8,380	8,380
Philadelphia School District, Tax & Revenue Anticipation Notes, Ser A, GO, 4.500%, 06/27/08, LOC: Bank of America N.A	7,000	7,039

		50,509

Puerto Rico (1.1%)
Puerto Rico Commonwealth, Public Improvement, Ser C, GO, 5.000%, 07/01/21, Mandatory Put 07/01/08 @ 100, FSA(b)	10,015	10,140
Puerto Rico Electric Power Authority, Ser PA-778R, RB, 3.950%, 07/01/20, FSA(a)(b)	1,400	1,400
Puerto Rico Highway & Transportation Authority, Ser PA-1380R, RB, 3.870%, 07/01/41, CIFG(a)(b)	10,000	10,000

		21,540

South Carolina (3.2%)
Berkeley County School District, Ser PT-3094, GO, 3.990%, 02/01/17, Callable 02/01/13 @ 102, LOC: Merrill Lynch Capital Services, Inc.(a)	4,890	4,890
Columbia Waterworks & Sewer System, Ser PT-2861, RB, 3.990%, 02/01/24, Callable 02/01/15, FSA(a)(b)	2,000	2,000
Patriots Energy Group, Gas Facilities, Ser A, RB, 3.870%, 06/01/36, CIFG(a)	10,000	10,000
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 3.870%, 04/01/28, LOC: Bank of America N.A.(a)	5,255	5,255
South Carolina Educational Facilities Authority, Newberry College Project, RB, 3.880%, 09/01/35, LOC: Branch Banking & Trust Co.(a)	9,000	9,000
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 3.880%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 3.880%, 12/01/24, LOC: Branch Banking & Trust Co.(a)	3,170	3,170
South Carolina State Housing Finance & Development Authority, Ser PT-1272, RB, 4.010%, 12/15/30, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	10,000	10,000
South Carolina State, GO, 3.920%, 01/01/12, LOC: State Aid Withholding(a)(b)	8,000	8,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

South Carolina—continued
University of South Carolina Development Foundation, RB, 3.880%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	4,000	4,000

		62,315

Tennessee (2.0%)
Clarksville Natural Gas Acquisition Corp., RB, 3.920%, 06/15/17, LOC: JP Morgan Chase Bank(a)(b)	13,340	13,340
Memphis, Ser PT-3801, GO, 3.960%, 11/01/22, Callable 11/01/16 @ 100, XLCA(a)(b)	24,815	24,815
Metropolitan Government, Nashville & Davidson County Health & Educational Facilities Board, Nashville Christian School Project, RB, 3.960%, 09/01/23, LOC: SouthTrust Bank N.A.(a)	1,355	1,355

		39,510

Texas (3.5%)
Eclipse Funding Trust, Texas Southmost College District, Ser 2006-0061, GO, 3.910%, 02/15/26, Callable 02/15/15 @ 100, AMBAC(a)(b)	10,000	10,000
Garland Electric System, Ser PT-2677, RB, 3.990%, 03/01/25, Callable 03/01/14 @ 100, FSA(a)(b)	3,000	3,000
Houston Higher Education Finance Corp., Rice University Project, Ser B, RB, 3.900%, 11/15/29, LOC: JP Morgan Chase Bank(a)	18,055	18,055
Lower Colorado River Authority, Merlots Project, Ser ZZZ, RB, 3.920%, 01/01/28, FSA(a)(b)	3,500	3,500
Texas—continued
Lower Colorado River Authority, Ser RR, RB, 3.920%, 01/01/28, FSA(a)(b)	2,500	2,500
Red River Authority, Pollution Control, Ser 1890, RB, 3.920%, 06/01/17, MBIA(a)(b)	10,490	10,490
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply, Ser PA-1453-R, RB, 4.010%, 12/15/17, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	4,000	4,000
Texas State, Ser PT-3670, GO, 3.950%, 04/01/28, Callable 04/01/17 @ 100, FGIC(a)(b)	15,000	15,000
Williamson County, Ser PT-2627, GO, 3.990%, 02/15/18, Callable 02/15/17 @ 100, MBIA(a)	2,000	2,000

		68,545

Virginia (3.1%)
Clarke County Industrial Development Authority, Powhatan School District Project, RB, 3.880%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	1,335	1,335
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 3.840%, 07/01/40, LOC: Bank of America N.A.(a)	7,500	7,500
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser B, RB, 3.870%, 02/15/38(a)	4,760	4,760
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser C, RB, 4.030%, 02/15/38(a)	6,900	6,900

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Louisa County Industrial Development Authority, University of Virginia Health Services Foundation Project, RB, 3.800%, 10/01/30, LOC: First Union National Bank(a)	3,000	3,000
Norfolk Redevelopment & Housing Authority, Student Housing Project, RB, 3.870%, 07/01/34, LOC: Bank of America N.A.(a)	7,000	7,000
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 4.150%, 07/01/16, LOC: Citibank N.A.(a)	1,400	1,400
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 3.890%, 04/01/27, LOC: Wachovia Bank N.A.(a)	6,230	6,230
Virginia Housing Development Authority, Ser PA-1310-R, RB, 3.920%, 07/01/36, Callable 07/01/11 @ 100, MBIA(a)(b)	19,000	19,000
Williamsburg Industrial Development Authority, Colonial Williamsburg Project, RB, 3.850%, 10/01/35, LOC: First Union National Bank(a)	4,220	4,220

		61,345

Washington (3.0%)
King County Housing Authority, Ser PT-2185, RB, 3.990%, 09/20/42, LOC: Merrill Lynch & Co., Inc.(a)(b)	5,385	5,385
King County School District No. 401, Highline Public Schools, Ser PT-1423, GO, 3.950%, 12/01/09, FGIC(a)	9,955	9,955
Washington—continued
King County Sewer, Ser PA-1071, RB, 3.990%, 01/01/10, FSA(a)(b)	7,495	7,495
Seattle Certificates, Ser 348, GO, 3.910%, 12/15/28, Callable 12/15/08 @ 100, LOC: Morgan Stanley Dean Witter(a)(b)	4,495	4,495
Seattle Municipal Light & Power, RB, 3.750%, 11/01/15, LOC: JP Morgan Chase Bank(a)	5,000	5,000
Seattle Municipal Light & Power, Ser A, RB, 3.750%, 05/01/16, LOC: JP Morgan Chase Bank(a)	3,000	3,000
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 3.870%, 07/01/17, LOC: Bank of America N.A.(a)	3,150	3,150
Washington State, Merlots Project, Ser B23, GO, 3.920%, 12/01/25, Callable 06/01/13 @ 100, MBIA(a)(b)	9,995	9,995
Washington State, Ser D, GO, 4.500%, 01/01/08	10,250	10,272

		58,747

Wisconsin (2.4%)
ABN AMRO Munitops Certificates Trust, Ser 2004-49, GO, 3.930%, 05/01/12, FSA(a)(b)	9,400	9,400
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Ser A, RB, 4.160%, 04/01/28, LOC: Marshall & Ilsley(a)	17,410	17,410

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Ser B, RB, 3.810%, 04/01/28, LOC: Marshall & Ilsley(a)	20,490	20,490

		47,300

Wyoming (0.6%)
Kemmerer Wyoming Pollution Control, RB, 4.110%, 11/01/14(a)	11,490	11,490

Other (6.2%)
Eagle Tax-Exempt Trust, Ser 991301, GO, 3.930%, 06/01/25, FSA(a)(b)	9,900	9,900
Lehman Municipal Trust Receipts, Boone McHenry & Dekalb Counties, Ser 06-P90, GO, 3.930%, 12/01/21, MBIA(a)(b)	12,820	12,820
Lehman Municipal Trust Receipts, Ser K38, GO, 3.930%, 06/01/33, Callable 06/01/17 @ 100, FGIC(a)(b)	30,000	30,000
Municipal Securities Pool Trust Receipts, Ser SG P-18, RB, 3.970%, 01/01/35, LOC: Societe Generale(a)(b)	800	800
Municipal Securities Pool Trust Receipts, Ser SG-PG 17, 3.970%, 06/01/34, LOC: Societe Generale(a)(b)	2,815	2,815
Putable Floating Option Tax Exempt, GO, 3.950%, 05/15/22, Callable 05/15/15 @ 100, AMBAC(a)(b)	5,255	5,255
Putable Floating Option Tax-Exempt Receipts, RB, 4.010%, 09/15/17, LOC: Merrill Lynch & Co., Inc.(a)(b)	7,385	7,385
Other—continued
Putable Floating Rate Option, Tax-Exempt Receipts, Ser EC-001, RB, 4.020%, 10/01/35, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	7,170	7,170
Putable Floating Rate Option, Tax-Exempt Receipts, Ser PPT-1001, Cl D, 3.990%, 03/01/40, LOC: Societe Generale(a)(b)	8,045	8,045
Putable Floating Rate Option, Tax-Exempt Receipts, Ser PPT-1001, Cl I, 3.990%, 03/01/40, LOC: Lloyds Bank(a)(b)	8,140	8,140
Putable Floating Rate Option, Tax-Exempt Receipts, Ser PPT-34, 4.140%, 12/01/29, LOC: Merrill Lynch & Co., Inc.(a)(b)	30,000	30,000

		122,330

Total Municipal Bonds (Cost $1,886,775)		1,886,775

Money Market Fund – (3.3%)
Goldman Sachs Financial Square Funds Tax Free Money Market Fund	65,451,892	65,452

Total Money Market Fund (Cost $65,452)		65,452

Total Investments (Cost $1,952,227)(c) — 99.5%		1,952,227
Other assets in excess of liabilities — 0.5%		10,067

Net Assets — 100.0%		$1,962,294

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — concluded

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 46.1% of net assets as of September 30, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	— Security insured by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

CIFG	— Security insured by Capitalized Interest Financial Guaranty

Cl	— Class

COP	— Certificate of Participation

FGIC	— Security insured by Financial Guaranty Insurance Company

FHA	— Security insured by Federal Housing Administration

FNMA	— Security insured by Fannie Mae

FSA	— Security insured by Financial Security Assurance

GO	— General Obligation

LLC	— Limited Liability Company

LOC	— Letter of Credit

MBIA	— Security insured by Municipal Bond Insurance Association

PLC	— Public Limited Company

RB	— Revenue Bond

Ser	— Series

XLCA	— Security insured by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Money Market Fund

	Principal
	Amount($)	Value($)

U.S. Government Agencies (27.7%)
Fannie Mae (9.7%)
5.233%, 10/01/07(a)	72,468	72,468
5.229%, 11/01/07(a)	8,807	8,768
5.300%, 01/08/08, Callable 12/14/07 @ 100	12,500	12,500

		93,736

Federal Home Loan Bank (13.4%)
5.400%, 10/26/07	9,600	9,600
5.250%, 02/04/08, Callable 11/04/07 @ 100	2,500	2,499
4.132%, 02/07/08(b)	5,000	5,000
4.132%, 02/07/08(b)	42,500	42,500
5.375%, 02/28/08, Callable 11/02/07 @ 100	400	400
5.428%, 03/20/08(b)	18,000	17,997
5.375%, 04/18/08, Callable 10/18/07 @ 100	5,000	5,000
5.300%, 05/29/08, Callable 11/29/07 @ 100	12,400	12,399
5.350%, 07/30/08, Callable 10/30/07 @ 100	20,350	20,350
5.400%, 08/15/08, Callable 11/15/07 @ 100	5,000	5,000
5.544%, 09/17/08(b)	9,150	9,146

		129,891

Freddie Mac (4.6%)
4.625%, 10/05/07	8,700	8,699
5.383%, 11/26/07(a)	3,000	2,976
5.375%, 03/14/08, Callable 11/15/07 @ 100	24,500	24,500
4.979%, 03/26/08(b)	8,000	7,999

		44,174

Total U.S. Government Agencies (Cost $267,801)		267,801

Repurchase Agreements (72.3%)
BNP Paribas, 4.865%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $71,147 (collateralized by Federal Home Loan Bank; DN, due 03/04/09; total market value $72,544)	71,119	71,119
HSBC Securities, Inc., 4.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $193,098 (collateralized by U.S. Government Agency; 6.500%, due 10/01/36; total market value $196,883)	193,019	193,019
Repurchase Agreements—continued
Lehman Brothers, Inc., 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $74,297 (collateralized by U.S. Government Agency; 6.000%, due 07/01/37; total market value $75,746)	74,266	74,266
Merrill Lynch & Co., Inc., 4.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $64,102 (collateralized by U.S. Government Agencies; 5.500%-6.000%, due 05/15/32-10/15/34; total market value $65,358)	64,076	64,076
Morgan Stanley, 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $102,831 (collateralized by U.S. Government Agencies; 5.525%-6.673%, due 12/01/32-08/01/37; total market value $106,131)	102,788	102,788
UBS Warburg LLC, 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $192,560 (collateralized by U.S. Government Agencies; 5.000%-6.500%, due 09/01/35-09/01/37; total market value $196,334)	192,480	192,480

Total Repurchase Agreements (Cost $697,748)		697,748

Total Investments (Cost $965,549)(c)— 100.0%		965,549
Liabilities in excess of other assets — 0.0%		(25)

Net Assets — 100.0%		$965,524

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	— Discount Note

LLC	— Limited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Treasury Money Market Fund

	Principal
	Amount($)	Value($)

Repurchase Agreements (100.3%)
ABN AMRO Bank N.V., 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $211,744 (collateralized by U.S. Treasury Obligations; 1.875%-9.000%, due 06/30/09-11/15/18; total market value $215,909)	211,674	211,674
BNP Paribas, 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $170,873 (collateralized by U.S. Treasury Obligation; 3.000%, due 07/15/12; total market value $174,234)	170,817	170,817
Deutsche Bank AG, 3.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $17,108 (collateralized by U.S. Treasury Obligations; DN-8.750%, due 05/15/17-08/15/29; total market value $17,446)	17,103	17,103
Dresdner Bank AG, 3.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $98,638 (collateralized by U.S. Treasury Obligation; 5.250%, due 02/15/29; total market value $100,581)	98,605	98,605
Greenwich Capital Markets, Inc., 3.865%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $145,250 (collateralized by U.S. Treasury Obligation; 6.500%, due 02/15/10; total market value $148,107)	145,203	145,203
Repurchase Agreements—continued
HSBC Securities, Inc., 4.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $211,991 (collateralized by U.S. Treasury Obligations; 3.625%-4.625%, due 11/30/11-08/15/15; total market value $216,162)	211,920	211,920
JP Morgan Chase & Co., 3.765%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $20,270 (collateralized by U.S. Treasury Obligations; 3.750%-5.125%, due 05/15/08-05/15/16; total market value $20,673)	20,264	20,264
Lehman Brothers, Inc., 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $14,139 (collateralized by U.S. Treasury Obligation; DN, due 03/27/08; total market value $14,421)	14,134	14,134
Merrill Lynch & Co., Inc., 3.765%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $65,460 (collateralized by U.S. Treasury Obligations; 4.500%-4.625%, due 07/31/09-05/15/17; total market value $66,752)	65,440	65,440
Morgan Stanley, 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $51,889 (collateralized by U.S. Treasury Obligation; 8.000%, due 11/15/21; total market value $52,911)	51,872	51,872

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Treasury Money Market Fund — concluded

	Principal
	Amount($)	Value($)

Repurchase Agreements—continued
UBS Warburg LLC, 3.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $214,601 (collateralized by U.S. Treasury Obligation; 2.000%, due 07/15/14; total market value $218,824)	214,531	214,531

Total Repurchase Agreements (Cost $1,221,563)		1,221,563

Total Investments (Cost $1,221,563)(a) — 100.3%		1,221,563
Liabilities in excess of other assets — (0.3)%		(3,973)

Net Assets — 100.0%		$1,217,590

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	— Discount Note

LLC	— Limited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (96.4%)
Virginia (79.5%)
Albemarle County Industrial Development Authority, University of Virginia Health Services Project, RB, 3.890%, 10/01/22, LOC: Wachovia Bank N.A.(a)(b)	5,795	5,795
Alexandria Industrial Development Authority, American Red Cross Project, RB, 3.940%, 01/01/09, LOC: First Union National Bank(a)	1,145	1,145
Alexandria Industrial Development Authority, Association for Supervision & Currency Project, RB, 3.890%, 07/01/23, LOC: Wachovia National Bank N.A.(a)(b)	1,330	1,330
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 3.910%, 06/01/25, LOC: First Union National Bank(a)	3,930	3,930
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 3.870%, 07/01/26, LOC: Bank of America N.A.(a)(b)	1,000	1,000
Arlington County Industrial Development Authority, Multifamily Housing, Woodbury Park Apartments, Ser A, RB, 5.350%, 07/01/18, Prerefunded 07/01/08 @ 102	1,000	1,032
Arlington County, Ballston Public Parking Project, RB, 3.820%, 08/01/17, LOC: Citibank N.A.(a)	6,150	6,150
Virginia—continued
Ashland Industrial Development Authority, Health & Community Services Facilities, YMCA Greater Richmond Project, Ser A, RB, 3.890%, 11/01/20, LOC: Wachovia Bank N.A.(a)(b)	8,230	8,230
Charlottesville Industrial Development Authority, Educational Facilities, University of Virginia Foundation Projects, Ser A, RB, 3.840%, 12/01/37, LOC: Wachovia Bank N.A.(a)	5,000	5,000
Charlottesville Industrial Development Authority, Educational Facilities, University of Virginia Foundation Projects, Series B, RB, 3.840%, 12/01/37, LOC: Wachovia Bank N.A.(a)	2,700	2,700
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 3.840%, 12/01/13, Callable 12/01/07 @ 100, LOC: Branch Banking & Trust Co.(a)	3,340	3,340
Chesapeake Bay Bridge & Tunnel Commission, District Authority, General Resolution Project, RB, 3.930%, 07/01/25, MBIA(a)	6,755	6,755
Chesapeake Bay Bridge & Tunnel Commission, District Authority, Ser A-39, RB, 3.920%, 07/01/25, MBIA(a)(b)	1,490	1,490
Chesterfield County, Public Improvement, GO, 5.000%, 01/01/08, State Aid Withholding	1,300	1,304
Clarke County Industrial Development Authority, Hospital Facilities, Winchester Medical Center Project, RB, 3.850%, 01/01/30, FSA(a)	19,480	19,480

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Eclipse Funding Trust, Solar Eclipse, RB, 3.740%, 08/01/37, Callable 08/01/17 @ 100, XLCA(a)(b)	4,500	4,500
Fairfax County Economic Development Authority, Flint Hill School Project, RB, 3.940%, 09/01/21, LOC: First Union National Bank(a)(b)	4,205	4,205
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 3.840%, 07/01/40, LOC: Bank of America N.A.(a)	12,000	12,000
Fairfax County Economic Development Authority, Smithsonian Institute, Ser A, RB, 3.830%, 12/01/33, LOC: Bank of America N.A.(a)	4,000	4,000
Fairfax County Economic Development Authority, Smithsonian Institute, Ser B, RB, 3.800%, 12/01/33, LOC: Bank of America N.A.(a)	7,020	7,020
Fairfax County Industrial Development Authority, Fairfax Hospital Project, Ser A, RB, 3.730%, 10/01/25 (a)	2,250	2,250
Fairfax County Industrial Development Authority, Fairfax Hospital Project, Ser B, RB, 3.730%, 10/01/25 (a)	4,475	4,475
Fairfax County Industrial Development Authority, Inova Health Systems Project, RB, 3.730%, 01/01/30 (a)	10,620	10,620
Fairfax County Industrial Development Authority, Inova Health Systems Project, Ser C-1, 3.850%, 05/15/26 (a)	7,700	7,700
Fairfax County Industrial Development Authority, Inova Services Project, Ser A, RB, 3.730%, 01/15/22 (a)	1,300	1,300
Virginia—continued
Fairfax County Redevelopment & Housing Authority, Affordable Housing, RB, 4.000%, 02/12/08, County Guaranteed	10,000	10,014
Fairfax County Water Authority, Municipal Trade Receipts Project, Ser SGB-40A, RB, 3.900%, 04/01/30, LOC: Societe Generale(a)	7,850	7,850
Fairfax County Water Authority, Ser A-18, RB, 3.990%, 04/01/23, LOC: IXIS Municipal Products(a)(b)	6,360	6,360
Fairfax County Water Authority, Ser PZ-205, RB, 3.990%, 04/01/28, Callable 04/01/17 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	7,200	7,200
Farmville Industrial Development Authority, Educational Facilities, Longwood Student Housing, Ser A, RB, 3.840%, 09/01/36, LOC: Bank of America N.A.(a)	5,320	5,320
Farmville Industrial Development Authority, Educational Facilities, Longwood Student Housing, Ser B, RB, 3.840%, 09/01/36, LOC: Bank of America N.A.(a)	2,080	2,080
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 3.880%, 06/01/26, LOC: Branch Banking & Trust Co.(a)	5,360	5,360
Hampton Roads Jail Authority, Ser 569, RB, 3.920%, 07/01/12, MBIA(a)(b)	1,180	1,180
Hanover County Industrial Development Authority, Residential Care Facility, Covenant Woods Project, RB, 3.880%, 07/01/29, LOC: Branch Banking & Trust Co.(a)(b)	16,100	16,100

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Henrico County Economic Development Authority, Steward School Project, RB, 3.880%, 07/01/33, LOC: Branch Banking & Trust Co.(a)	2,500	2,500
James City & County Economic Development Authority, Industrial Development, Historic Jamestown Project, RB, 3.910%, 11/01/24, LOC: Wachovia Bank N.A.(a)	700	700
King George County Industrial Development Authority, Lease, Ser PT-2473, RB, 3.990%, 03/01/24, FSA(a)	5,200	5,200
Lexington Industrial Development Authority, Educational Facilities, Virginia Military Institute Development Board, Inc. Project, 4.000%, 12/01/36, LOC: Wachovia Bank N.A.(a)	3,200	3,200
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 3.850%, 02/15/38 (a)	18,900	18,900
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser E, RB, 3.960%, 02/15/38 (a)	8,000	8,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser F, RB, 3.850%, 02/15/38 (a)	4,400	4,400
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 3.870%, 01/01/20, LOC: Bank of America N.A.(a)(b)	900	900
Virginia—continued
Lynchburg Industrial Development Authority, Educational Facilities, Randolph Macon Project, RB, 3.910%, 09/01/23, LOC: Wachovia Bank N.A.(a)	7,635	7,635
Lynchburg Industrial Development Hospital Facilities, VHA First Mortgage, Mid Atlantic Project, Ser G, RB, 3.830%, 12/01/25, AMBAC(a)	11,480	11,480
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 3.870%, 11/01/28, LOC: Bank of America N.A.(a)	6,135	6,135
Norfolk Redevelopment & Housing Authority, Old Dominion University Foundation, RB, 3.870%, 08/01/31, CIFG(a)	8,000	8,000
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 4.150%, 07/01/16, LOC: Citibank N.A.(a)	60	60
Peninsula Ports Authority, Riverside Health Systems Project, RB, 3.860%, 07/01/37 (a)	12,900	12,900
Pocahontas Parkway Association, Toll Road, Ser A, RB, 5.250%, 08/15/09, Prerefunded 08/15/08 @ 102	6,000	6,192
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 3.870%, 08/01/19, LOC: Bank of America N.A.(a)(b)	7,425	7,425
Putable Floating Option Tax-Exempts Receipts, Ser PT-3932, RB, 4.040%, 08/15/33, Callable 11/15/07 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	17,000	17,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Putable Floating Option Tax-Exempts Receipts, Ser PT-4134, RB, 3.920%, 08/01/23, Callable 08/01/16 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	4,990	4,990
Richmond, Ser PT-1601, 3.920%, 07/15/17, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	12,425	12,425
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 3.880%, 12/01/33, LOC: Branch Banking & Trust Co.(a)	10,615	10,615
Spotsylvania County Economic Development Authority, Public Facilities, Ser PT-2882, RB, 3.990%, 02/01/25, Callable 02/01/15 @ 100, FSA(a)(b)	2,780	2,780
Stafford County & Staunton, 3.650%, 10/10/07	15,000	15,000
Tobacco Settlement Financing Corp., Ser PA-1303, RB, 3.930%, 06/01/37, Callable 06/01/15 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	14,700	14,700
Tobacco Settlement Financing Corp., Ser PA-1341, RB, 3.900%, 06/01/37, Callable 06/01/15 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	300	300
University of Virginia, Ser A, RB, 3.850%, 06/01/34 (a)	24,500	24,500
Virginia Beach Development Authority, Ocean Ranch Project, RB, 3.880%, 07/01/17, LOC: Branch Banking & Trust Co.(a)(b)	1,615	1,615
Virginia Beach, GO, 5.400%, 07/15/08	2,000	2,027
Virginia—continued
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/08	3,000	3,013
Virginia College Building Authority, Educational Facilities, 21st Century College, Ser B, RB, 4.020%, 02/01/26, Callable 02/01/14 @ 100, LOC: Wachovia Bank N.A.(a)	3,000	3,000
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes, 5.000%, 10/01/07	3,155	3,155
Virginia Commonwealth Transportation Board, ROCS RR II, Ser R 1013, RB, 3.700%, 04/01/17, Callable 04/01/12 @ 100, LOC: Citigroup Global Markets(a)(b)	6,285	6,285
Virginia Commonwealth Transportation Board, Ser II-R 10076, RB, 3.920%, 05/15/19, LOC: Citibank N.A.(a)(b)	11,085	11,085
Virginia Commonwealth Transportation Board, Ser SG 134, RB, 3.920%, 05/15/22, Callable 05/15/09 @ 101, LOC: Societe Generale(a)(b)	10,235	10,235
Virginia Commonwealth University, Ser A, RB, 4.130%, 11/01/30, AMBAC(a)	15,255	15,255
Virginia Housing Development Authority, Commonwealth Mortgage, Ser D-3, RB, AMT, 3.750%, 10/01/07	1,000	1,000
Virginia Housing Development Authority, Commonwealth Mortgage, Ser J, SubSer J-1, RB, 4.300%, 07/01/08, MBIA	5,400	5,423

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Virginia—continued
Virginia Resources Authority, Clean Water, Ser PA-790, RB, 3.990%, 10/01/16, Callable 10/01/10 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	4,600	4,600
Virginia Small Business Financing Authority, Childrens Hospital of Kings, RB, 3.840%, 01/01/36, LOC: Wachovia Bank N.A.(a)	10,300	10,300
Virginia Small Business Financing Authority, Virginia Museum of Fine Arts Foundation, RB, 3.840%, 08/01/35, LOC:
Wachovia Bank N.A.(a)	1,000	1,000
Virginia Small Business Financing Authority, Virginia State University Real Estate, RB, 3.870%, 07/01/31, CIFG(a)	16,130	16,130
Virginia State Public Building Authority, Public Facilities, Ser 131, RB, 3.910%, 08/01/19, Callable 08/01/08 @ 100, MBIA(a)(b)	1,785	1,785
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser D, RB, 5.000%, 02/01/08, State Aid Withholding	8,000	8,037
Virginia State Public School Authority, School Financing, Ser A, RB, 5.000%, 08/01/08, State Aid Withholding	1,435	1,450
Virginia State Public School Authority, Ser A, RB, 5.500%, 08/01/08, State Aid Withholding	1,500	1,522
Virginia State Public School Authority, Ser II-R 4050, RB, 3.920%, 08/01/17, Callable 08/01/13 @ 100, State Aid Withholding(a)(b)	4,070	4,070
Virginia—continued
Virginia State Public School Authority, Ser PT-1619, RB, 3.920%, 08/01/08, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	10,750	10,750
Virginia State Public School Authority, Ser PT-3269, RB, 3.920%, 08/01/20, Callable 08/01/15 @ 100, State Aid Withholding(a)(b)	7,290	7,290
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 3.870%, 12/01/18, LOC: Bank of America N.A.(a)(b)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Cantenbury, Ser B, RB, 3.880%, 01/01/10, LOC: Branch Banking & Trust Co.(a)	1,200	1,200
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Cantenbury, Ser B, RB, 3.880%, 01/01/35, LOC: Branch Banking & Trust Co.(a)	1,260	1,260

		525,889

Puerto Rico (14.0%)
Enhanced Return Putable Floating Option Tax-Exempt Receipts, Ser EC-1004, RB, 3.900%, 07/01/39, FGIC/MBIA/ AMBAC/FSA(a)(b)	2,640	2,640
Puerto Rico Commonwealth, Public Improvement, Ser C, GO, 5.000%, 07/01/21, Mandatory Put 07/01/08 @ 100, FSA(b)	3,000	3,038
Puerto Rico Commonwealth, Ser PA-625, GO, 3.950%, 07/01/10, AMBAC(a)(b)	3,000	3,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Puerto Rico—continued
Puerto Rico Commonwealth, Ser PA-636, GO, 3.950%, 07/01/10, FSA(a)(b)	3,800	3,800
Puerto Rico Commonwealth, Ser PA-774, GO, 3.870%, 07/01/13, MBIA(a)(b)	7,000	7,000
Puerto Rico Commonwealth, Ser PA-943, GO, 3.870%, 07/01/19, MBIA(a)(b)	5,000	5,000
Puerto Rico Electric Power Authority, Ser PA-778R, RB, 3.950%, 07/01/20, FSA(a)(b)	980	980
Puerto Rico Government Development Bank, RB, 3.620%, 12/01/15, MBIA(a)	5,600	5,600
Puerto Rico Highway & Transportation Authority, PT-776, RB, 3.730%, 01/01/11, FGIC(a)(b)	1,900	1,900
Puerto Rico Highway & Transportation Authority, Ser PA-1380R, RB, 3.870%, 07/01/41, CIFG(a)(b)	11,395	11,395
Puerto Rico Highway & Transportation Authority, Ser PA-472, RB, 3.950%, 07/01/18, FSA(a)(b)	600	600
Puerto Rico Highway & Transportation Authority, Ser PT-3189, RB, 3.870%, 07/01/41, AMBAC(a)(b)	15,780	15,780
Puerto Rico Infrastructure Financing Authority, Ser MT-172, RB, 3.950%, 07/01/26, FGIC(a)(b)	2,485	2,485
Puerto Rico Infrastructure Financing Authority, Ser MT-252, RB, 3.870%, 07/01/20, FGIC(a)(b)	11,870	11,870
Puerto Rico Municipal Finance Agency, Ser PT-3326, RB, 3.950%, 08/01/21, CIFG(a)(b)	5,405	5,405
Puerto Rico Public Building Authority, Ser PT-2973, RB, 3.950%, 07/01/16, FGIC(a)(b)	5,500	5,500
Puerto Rico Public Finance Corp., Ser PA-502, 3.950%, 06/01/19, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	6,315	6,315

		92,308

Guam (1.7%)
Guam Power Authority, Ser PA-531, RB, 3.880%, 10/01/18, LOC: Merrill Lynch Capital Services, Inc.(a)	11,025	11,025

Other (1.2%)
Lehman Municipal Trust Receipts, Ser 07-P34W, GO, 3.880%, 10/01/40, Callable 10/01/10 @ 100, Lehman Brothers(a)(b)	8,000	8,000

Total Municipal Bonds (Cost $637,222)		637,222

Money Market Fund (3.1%)
Federated Virginia Municipal Cash Trust,Institutional Class	20,658,864	20,659

Total Money Market Fund (Cost $20,659)		20,659

Total Investments (Cost $657,881)(c) — 99.5%		657,881
Other assets in excess of liabilities — 0.5%		3,414

Net Assets — 100.0%		$661,295

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 40.9% of net assets as of September 30, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	— Security insured by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

CIFG	— Security insured by Capitalized Interest Financial Guaranty

FGIC	— Security insured by Financial Guaranty Insurance Company

FSA	— Security insured by Financial Security Assurance

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — concluded

GO	— General Obligation

LLC	— Limited Liability Company

LOC	— Letter of Credit

MBIA	— Security insured by Municipal Bond Insurance Association

RB	— Revenue Bond

Ser	— Series

XLCA	— Security insured by XL Capital Assurance, Inc.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

	Georgia	High				Investment
	Tax-	Grade			Investment	Grade
	Exempt	Municipal	High	Intermediate	Grade	Tax-	Limited
	Bond	Bond	Income	Bond	Bond	Exempt Bond	Duration
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$164,965	$172,512	$76,518	$682,868	$474,358	$534,811	$46,636

Investments, at Value*	$167,227	$174,070	$71,807	$662,319	$474,587	$539,205	$44,384
Investments in Affiliates, at Value (Cost $—, $—, $—, $24,532, $2,462, $—, $2,233)	—	—	—	24,532	2,462	—	2,233
Repurchase Agreements, at Value and Cost	—	—	4,962	—	—	—	—

Total Investments	167,227	174,070	76,769	686,851	477,049	$539,205	46,617

Interest and Dividends Receivable	2,155	2,020	1,404	6,609	4,250	5,928	173
Receivable for Capital Shares Issued	52	337	225	1,527	2,125	1,570	152
Receivable for Investment Securities Sold	—	16,409	2,705	1,250	900	6,271	—
Appreciated Credit Default Swap Agreements, at Value (Cost $—, $—, $—, $—, $—, $—, $—)	—	—	7	91	111	—	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	—	—	2,983	2,392	—	—
Foreign Currency, at Value (Cost $—, $—, $—, $5,218, $3,864, $—, $—)	—	—	—	5,253	3,890	—	—
Prepaid Expenses	4	15	8	1	8	20	—

Total Assets	169,438	192,851	81,118	704,565	490,725	552,994	46,942

Liabilities:
Income Distributions Payable	427	486	415	2,118	1,539	1,392	215
Payable for Investment Securities Purchased	7,286	20,092	6,818	20,123	2,427	37,201	—
Depreciated Credit Default Swap Agreements, at Value (Proceeds $—, $—, $—, $621, $460, $—, $—)	—	—	98	714	516	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	2,836	2,338	—	—
Payable for Capital Shares Redeemed	747	—	124	410	2,633	79	—
Payable for Collateral Received on Securities Loaned	—	—	8,979	146,145	96,666	—	—
Investment Advisory Fees Payable	72	79	32	108	161	208	4
Administration and Fund Accounting Fees Payable	1	3	—	9	4	5	—
Distribution and Services Fees Payable	6	5	20	—	11	8	—
Custodian Fees Payable	1	1	2	8	7	2	2
Trustee Fees Payable	—	—	—	1	1	1	—
Other Fees Payable	11	12	10	26	29	31	1

Total Liabilities	8,551	20,678	16,498	172,498	106,332	38,927	222

Total Net Assets	$160,887	$172,173	$64,620	$532,067	$384,393	$514,067	$46,720

Net Assets Consist of:
Capital	$159,622	$171,002	$64,776	$531,669	$398,637	$510,780	$46,780
Accumulated Net Investment Income (Loss)	(58)	(8)	(45)	(115)	(138)	(153)	8
Accumulated Net Realized Loss from Investment Transactions, Swaps and Foreign Currency Contracts	(939)	(379)	(271)	(3,650)	(16,932)	(954)	(49)
Net Unrealized Appreciation on investments, Swaps and Foreign Currency Contracts	2,262	1,558	160	4,163	2,826	4,394	(19)

Total Net Assets	$160,887	$172,173	$64,620	$532,067	$384,393	$514,067	$46,720

Net Assets:
I Shares	$150,893	$164,125	$38,964	$531,205	$360,137	$496,590	$46,720
A Shares	$4,478	$2,474	$958	$861	$15,939	$11.073	N/A
C Shares	$5,516	$5,574	$24,698	$1	$8,317	$6,404	N/A
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	14,889	15,123	5,514	53,089	34,262	43,295	4,682
A Shares	441	227	135	86	1,517	964	N/A
C Shares	544	512	3,495	—	791	559	N/A
Net Asset Value, Offering and Redemption Price Per Share:(a)
I Shares	$10.13	$10.85	$7.07	$10.01	$10.51	$11.47	$9.98
A Shares	$10.15	$10.86	$7.07	$10.00	$10.51	$11.48	N/A
C Shares(b)	$10.14	$10.88	$7.07	$10.00	$10.52	$11.46	N/A
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$10.13	$10.85	$7.07	$10.01	$10.51	$11.47	$9.98
A Shares	$10.66	$11.40	$7.42	$10.50	$11.03	$12.05	N/A
C Shares	$10.14	$10.88	$7.07	$10.00	$10.52	$11.46	N/A
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

*	The High Income Fund, Intermediate Bond Fund and Investment Grade Bond Fund include securities on loan of $8,579, $141,048 and $93,240, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

				Seix
			North	Floating			Short-Term
	Limited-Term	Maryland	Carolina	Rate	Seix		U.S.
	Federal	Municipal	Tax-Exempt	High	High	Short-Term	Treasury
	Mortgage	Bond	Bond	Income	Yield	Bond	Securities
	Securities Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$131,619	$41,027	$41,741	$827,307	$910,487	$456,294	$102,424

Investments, at Value*	$130,559	$41,563	$42,029	$734,390	$868,041	$447,944	$103,176
Investments in Affiliates, at Value (Cost $1,589, $—, $—, $—, $—, $9,507, $—)	1,589	—	—	—	—	9,507	—
Repurchase Agreements, at Value and Cost	—	—	—	76,929	36,281	—	—

Total Investments	132,148	41,563	42,029	811,319	904,322	457,451	103,176

Interest and Dividends Receivable	713	416	702	5,071	14,982	2,611	711
Receivable for Capital Shares Issued	317	14	2	4,342	6,193	1,213	163
Receivable for Investment Securities Sold	8,676	—	—	38,222	14,704	12,830	—
Appreciated Credit Default Swap Agreements, at Value (Cost $—, $—, $—, $—, $912, $—, $—)	—	—	—	—	336	270	—
Receivable for Variation Margin on Futures Contracts	—	—	—	—	—	132	—
Prepaid Expenses	11	3	2	—	15	7	6

Total Assets	141,865	41,996	42,735	858,954	940,552	474,514	104,056

Liabilities:
Income Distributions Payable	601	108	129	4,337	5,000	1,396	235
Payable for Investment Securities Purchased	3,053	885	1,078	108,454	44,292	22,822	—
Payable for Capital Shares Redeemed	1,567	121	—	322	165	484	58
Depreciated Credit Default Swap Agreements, at Value (Proceeds $—, $—, $—, $5, $37, $—, $—)	—	—	—	282	622	68	—
Unrealized Depreciation on Unfunded Transactions	—	—	—	1,452	717	—	—
Payable for Collateral Received on Securities Loaned	—	—	—	—	101,322	76,789	32,777
Investment Advisory Fees Payable	58	17	19	259	288	122	23
Administration and Fund Accounting Fees Payable	1	1	—	66	5	2	—
Distribution and Services Fees Payable	11	5	—	2	9	4	8
Custodian Fees Payable	6	1	1	5	13	7	1
Trustee Fees Payable	—	—	—	—	—	—	—
Other Fees Payable	20	2	3	109	60	30	7

Total Liabilities	5,317	1,140	1,230	115,288	152,493	101,724	33,109

Total Net Assets	$136,548	$40,856	$41,505	$743,666	$788,059	$372,790	$70,947

Net Assets Consist of:
Capital	$156,733	$40,372	$41,868	$761,318	$829,641	$382,896	$72,728
Accumulated Net Investment Income (Loss)	188	(41)	(63)	(341)	(388)	87	(1)
Accumulated Net Realized Gain (Loss) from Investment Transactions Swaps, Futures and Foreign Currency Contracts	(20,902)	(11)	(588)	406	(33,151)	(11,552)	(2,532)
Net Unrealized Appreciation/Depreciation on Investments Swaps, Futures and Foreign Currency Contracts	529	536	288	(17,717)	(8,043)	1,359	752

Total Net Assets	$136,548	$40,856	$41,505	$743,666	$788,059	$372,790	$70,947

Net Assets:
I Shares	$121,189	$34,690	$40,971	$733,627	$757,708	$365,265	$57,656
A Shares	$2,990	$45	$534	$9,855	$25,652	$3,683	$3,857
C Shares	$12,369	$6,121	$—	$184	$4,699	$3,842	$9,434
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	12,249	3,432	4,140	75,992	72,460	37,189	5,794
A Shares	303	4	54	1,020	2,511	374	388
C Shares	1,250	604	—	19	450	390	950
Net Asset Value, Offering and Redemption Price Per Share:(a)
I Shares	$9.89	$10.11	$9.90	$9.65	$10.46	$9.82	$9.95
A Shares	$9.88	$10.13	$9.87	$9.66	$10.22	$9.85	$9.94
C Shares(b)	$9.90	$10.13	$9.89	$9.66	$10.45	$9.84	$9.93
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.89	$10.11	$9.90	$9.65	$10.46	$9.82	$9.95
A Shares	$10.13	$10.64	$10.36	$9.91	$10.73	$10.10	$10.19
C Shares	$9.90	$10.13	$9.89	$9.66	$10.45	$9.84	$9.93
Maximum Sales Charge — A Shares	2.50%	4.75%	4.75%	2.50%	4.75%	2.50%	2.50%

Amounts designated as “—” are $0 or have been rounded to $0.

*	The Seix High Yield Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund include securities on loan of $96,818, $74,716 and $31,762, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

					U.S.
					Government	Virginia
		Total		U.S.	Securities	Intermediate
	Strategic	Return	Ultra-Short	Government	Ultra-Short	Municipal
	Income	Bond	Bond	Securities	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$120,571	$703,253	$80,247	$757,514	$36,399	$208,689

Investments, at Value*	$120,274	$685,478	$78,402	$743,064	$36,683	$212,954
Investments in Affiliates, at Value (Cost $1,008, $19,272, $2,268, $19,214, $— and $—)	1,008	19,272	2,268	19,214	—	—
Repurchase Agreements, at Value and Cost	—	—	—	—	—	—

Total Investments	121,282	704,750	80,670	762,278	36,683	212,954

Interest and Dividends Receivable	1,610	4,983	506	3,439	182	2,773
Receivable for Capital Shares Issued	223	1,515	114	1,184	77	203
Receivable for Investment Securities Sold	1,932	9,543	279	—	136	—
Appreciated Credit Default Swap Agreements, at Value (Cost $—, $—, $—, $—, $—, $—)	—	85	—	—	—	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	2,977	3,773	—	—	—	—
Foreign Currency, at Value (Cost $—, $6,086, $—, $—, $—, $—)	—	6,127	—	—	—	—
Reclaims Receivable	—	2	—	—	—	—
Prepaid Expenses	7	2	5	7	4	5

Total Assets	128,031	730,780	81,574	766,908	37,082	215,935

Liabilities:
Income Distributions Payable	496	2,669	311	2,427	132	648
Payable for Investment Securities Purchased	4,678	26,474	221	9,967	—	—
Payable for Capital Shares Redeemed	231	10	200	984	—	556
Depreciated Credit Default Swap Agreements, at Value
(Proceeds $1, $695, $—, $—, $—, $—)	53	840	—	—	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	2,844	3,607	—	—	—	—
Payable for Collateral Received on Securities Loaned	17,256	72,267	1,221	151,054	600	—
Investment Advisory Fees Payable	51	127	14	244	4	97
Administration and Fund Accounting Fees Payable	1	2	1	3	1	2
Distribution and Services Fees Payable	24	—	—	5	—	3
Custodian Fees Payable	56	11	7	7	4	2
Other Fees Payable	9	41	6	42	7	14

Total Liabilities	25,699	106,048	1,981	164,733	748	1,322

Total Net Assets	$102,332	$624,732	$79,593	$602,175	$36,334	$214,613

Net Assets Consist of:
Capital	$107,604	$635,213	$81,512	$609,771	$37,330	$210,910
Accumulated Net Investment Income (Loss)	(1,025)	(596)	81	398	53	(11)
Accumulated Net Realized Loss on Investment
Transactions, Swaps and Foreign Currency Contracts	(5,039)	(11,529)	(2,423)	(12,758)	(1,333)	(551)
Net Unrealized Appreciation/Depreciation from Investments, Swaps and Foreign Currency Contracts	792	1,644	423	4,764	284	4,265

Total Net Assets	$102,332	$624,732	$79,593	$602,175	$36,334	$214,613

Net Assets:
I Shares	$72,482	$624,433	$79,593	$593,876	$36,334	$205,647
A Shares	$1,288	$264	N/A	$3,824	N/A	$5,862
C Shares	$28,562	$35	N/A	$4,475	N/A	$3,104
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	7,432	62,800	7,950	57,806	3,637	20,408
A Shares	132	26	N/A	372	N/A	582
C Shares	2,928	3	N/A	436	N/A	308
Net Asset Value, Offering and Redemption Price Per Share:(a)
I Shares	$9.75	$9.94	$10.01	$10.27	$9.99	$10.08
A Shares	$9.79	$10.24	N/A	$10.27	N/A	$10.08
C Shares(b)	$9.76	$9.95	N/A	$10.27	N/A	$10.07
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.75	$9.94	$10.01	$10.27	$9.99	$10.08
A Shares	$10.28	$10.75	N/A	$10.78	N/A	$10.58
C Shares	$9.76	$9.95	N/A	$10.27	N/A	$10.07
Maximum Sales Charge — A Shares	4.75%	4.75%	N/A	4.75%	N/A	4.75%

Amounts designated as “—” are $0 or have been rounded to $0.

*	The Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund and U.S. Government Securities Ultra-Short Bond Fund include securities on loan of $16,655, $69,727, $1,181, $147,073 and $578, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

			U.S.
			Government
	Prime Quality	Tax-Exempt	Securities	U.S. Treasury	Virginia Tax-
	Money Market	Money Market	Money Market	Money Market	Free Money
	Fund	Fund	Fund	Fund	Market Fund

Assets:
Total Investments, at Cost	$9,943,577	$1,952,227	$965,549	$1,221,563	$657,881

Investments, at Value	$9,531,493	$1,952,227	$267,801	$—	$657,881
Repurchase Agreements, at Cost	412,084	—	697,748	1,221,563	—

Total Investments	9,943,577	1,952,227	965,549	1,221,563	657,881

Interest and Dividends Receivable	52,053	14,486	3,009	400	4,356
Receivable for Capital Shares Issued	26,790	1,807	1,128	181	1,172
Prepaid Expenses	10	7	5	6	3

Total Assets	10,022,430	1,968,527	969,691	1,222,150	663,412

Liabilities:
Income Distributions Payable	38,378	5,285	3,596	3,945	1,794
Investment Advisory Fees Payable	3,925	705	445	511	220
Administration and Fund Accounting Fees Payable	49	15	5	7	6
Compliance Services Fees Payable	4	1	—	—	—
Distribution and Services Fees Payable	818	85	38	5	50
Custodian Fees Payable	40	11	3	7	3
Trustee Fees Payable	17	4	2	—	1
Other Fees Payable	771	127	78	85	43

Total Liabilities	44,002	6,233	4,167	4,560	2,117

Total Net Assets	$9,978,428	$1,962,294	$965,524	$1,217,590	$661,295

Net Assets Consist of:
Capital	$9,978,417	$1,961,987	$965,509	$1,217,691	$661,190
Accumulated Net Investment Income	36	26	13	80	13
Accumulated Net Realized Gain (Loss) from Investment Transactions	(25)	281	2	(181)	92

Total Net Assets	$9,978,428	$1,962,294	$965,524	$1,217,590	$661,295

Net Assets:
I Shares	$3,393,676	$1,262,734	$655,372	$1,170,386	$260,066
A Shares	$6,580,531	$699,560	$310,152	$47,204	$401,229
C Shares	$4,221	N/A	N/A	N/A	N/A
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	3,393,714	1,262,492	655,362	1,170,488	260,024
A Shares	6,580,482	699,494	310,149	47,203	401,165
C Shares	4,223	N/A	N/A	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share:
I Shares	$1.00	$1.00	$1.00	$1.00	$1.00
A Shares	$1.00	$1.00	$1.00	$1.00	$1.00
C Shares(a)	$1.00	N/A	N/A	N/A	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Redemption price per share varies based on length of time shares are held

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

						Investment
	Georgia Tax-	High Grade			Investment	Grade Tax-	Limited
	Exempt Bond	Municipal	High Income	Intermediate	Grade Bond	Exempt Bond	Duration
	Fund	Bond Fund	Fund	Bond Fund	Fund	Fund	Fund

Investment Income:
Interest Income	$3,353	$3,296	$3,062	$10,639	$10,291	$8,721	$1,092
Dividend Income	30	203	—	—	—	612	—
Dividend Income from Affiliated Investment Companies	—	—	—	644	396	—	41
Income from Securities Lending	—	—	52	387	310	—	—

Total Investment Income	3,383	3,499	3,114	11,670	10,997	9,333	1,133

Expenses:
Investment Advisory Fees	426	474	212	549	1,001	1,184	21
Administration and Fund Accounting Fees	21	22	12	68	59	59	5
Compliance Services Fees	2	2	1	3	4	4	1
Distribution Fees — A Shares	3	2	1	1	24	17	—
Distribution and Services Fees — C Shares	32	31	135	—	43	34	—
Custodian Fees	2	2	5	15	12	4	2
Professional Fees	3	3	1	9	8	9	1
Insurance Fees	—	—	—	1	—	1	—
Registration Fees	5	29	8	7	19	25	3
Transfer Agent Fees	1	1	7	—	8	13	—
Printing Fees	2	3	1	8	7	7	1
Trustees’ Fees	2	2	1	5	4	5	—
Other Fees	2	1	1	9	1	5	2

Total Expenses	501	572	385	675	1,190	1,367	36
Less: Administration Fees Waived	(1)	(1)	(3)	(19)	(2)	(2)	—

Net Expenses	500	571	382	656	1,188	1,365	36

Net Investment Income	2,883	2,928	2,732	11,014	9,809	7,968	1,097

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currency:
Net Realized Loss from Investment Transactions, Swaps and Foreign Currency Transactions	(827)	(815)	(1,369)	(463)	(1,682)	(2,297)	(17)
Net Change in Unrealized Appreciation/Depreciation on Investment Transactions, Swaps and Translation of Other Assets and Liabilities in Foreign Currency	(992)	(232)	(1,676)	4,068	2,126	2,923	(17)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currency	(1,819)	(1,047)	(3,045)	3,605	444	626	(34)

Change in Net Assets from Operations	$1,064	$1,881	$(313)	$14,619	$10,253	$8,594	$1,063

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

	Limited-Term
	Federal		North				Short-Term
	Mortgage	Maryland	Carolina Tax-	Seix Floating			U.S. Treasury
	Securities	Municipal	Exempt Bond	Rate High	Seix High	Short-Term	Securities
	Fund	Bond Fund	Fund	Income Fund	Yield Fund	Bond Fund	Fund

Investment Income:
Interest Income	$4,570	$782	$917	$25,370	$40,171	$8,987	$1,596
Dividend Income	—	16	22	2	—	—	31
Dividend Income from Affiliated Investment Companies	353	—	—	—	—	146	—
Income from Securities Lending	6	—	—	—	334	105	51

Total Investment Income	4,929	798	939	25,372	40,505	9,238	1,678

Expenses:
Investment Advisory Fees	483	101	120	1,453	2,220	734	139
Administration and Fund Accounting Fees	25	6	6	174	143	52	9
Compliance Services Fees	2	—	—	6	9	4	1
Distribution Fees — A Shares	3	—	1	15	35	4	4
Distribution and Services Fees — C Shares	66	32	—	—	24	21	50
Custodian Fees	9	1	1	9	20	11	1
Professional Fees	3	1	1	15	19	7	1
Insurance Fees	—	—	—	6	2	1	—
Registration Fees	16	4	4	37	22	21	19
Transfer Agent Fees	5	1	—	3	18	3	5
Printing Fees	3	1	1	23	18	6	1
Trustees’ Fees	2	—	—	16	11	4	1
Other Fees	2	1	1	24	7	2	1

Total Expenses	619	148	135	1,781	2,548	870	232
Less: Administration Fees Waived	(1)	—	(1)	(3)	(5)	(2)	(5)

Net Expenses	618	148	134	1,778	2,543	868	227

Net Investment Income	4,311	650	805	23,594	37,962	8,370	1,451

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currency:
Net Realized Loss from Investment Transactions, Swaps, Futures and Foreign Currency Transactions	(2,243)	(32)	(454)	(1,062)	(15,883)	(44)	(63)
Net Change in Unrealized Appreciation/Depreciation on Investment Transactions, Swaps, Futures and Translation of Other Assets and Liabilities in Foreign Currency	1,466	(317)	(253)	(19,560)	(23,483)	1,444	700

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currency Transactions	(777)	(349)	(707)	(20,622)	(39,366)	1,400	637

Change in Net Assets from Operations	$3,534	$301	$98	$2,972	$(1,404)	$9,770	$2,088

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

					U.S.
				U.S.	Government	Virginia
				Government	Securities	Intermediate
	Strategic	Total Return	Ultra-Short	Securities	Ultra-Short	Municipal
	Income Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

Investment Income:
Interest Income	$3,784	$16,047	$2,041	$14,772	$758	$4,613
Dividend Income	—	—	—	700	19	46
Dividend Income from Affiliated Investment Companies	31	831	47	—	—	—
Income from Securities Lending	77	264	1	356	—	—

Total Investment Income	3,892	17,142	2,089	15,828	777	4,659

Expenses:
Investment Advisory Fees	333	766	92	1,426	34	599
Administration and Fund Accounting Fees	19	85	16	75	7	30
Compliance Services Fees	1	5	1	5	—	2
Distribution Fees — A Shares	2	—	—	5	—	4
Distribution and Services Fees — C Shares	153	—	—	24	—	16
Custodian Fees	34	17	11	11	7	3
Professional Fees	2	12	2	11	1	4
Insurance Fees	—	2	—	—	—	—
Registration Fees	14	7	8	21	9	6
Transfer Agent Fees	8	—	—	4	—	1
Printing Fees	2	10	2	9	—	3
Trustees’ Fees	1	7	1	6	—	2
Other Fees	2	6	—	7	3	6

Total Expenses	571	917	133	1,604	61	676
Less: Investment Advisory Fees Waived	(3)	—	—	—	(10)	—
Less: Administration Fees Waived	(12)	(3)	(9)	(3)	(4)	(4)

Net Expenses	556	914	124	1,601	47	672

Net Investment Income	3,336	16,228	1,965	14,227	730	3,987

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currency:
Net Realized Loss from Investment Transactions, Swaps and Foreign Currency Transactions	(734)	(2,958)	(2)	(3,604)	10	(455)
Net Change in Unrealized Appreciation/Depreciation on Investment Transactions, Swaps and Translation of Other Assets and Liabilities in Foreign Currency	(812)	2,739	83	3,113	138	(361)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currency	(1,546)	(219)	81	(491)	148	(816)

Change in Net Assets from Operations	$1,790	$16,009	$2,046	$13,736	$878	$3,171

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

			U.S.
			Government
	Prime Quality	Tax-Exempt	Securities	U.S. Treasury	Virginia Tax-
	Money	Money	Money	Money	Free Money
	Market Fund	Market Fund	Market Fund	Market Fund	Market Fund

Investment Income:
Interest Income	$262,137	$35,068	$25,733	$26,821	$11,769
Dividend Income	2,551	897	—	—	357

Total Investment Income	264,688	35,965	25,733	26,821	12,126

Expenses:
Investment Advisory Fees	23,622	4,226	2,709	2,945	1,306
Administration and Fund Accounting Fees	1,257	261	126	136	92
Compliance Services Fees	89	17	9	10	6
Distribution Fees — A Shares	4,750	476	205	27	288
Distribution and Services Fees — C Shares	5	—	—	—	—
Custodian Fees	69	17	7	9	6
Professional Fees	190	38	19	22	13
Insurance Fees	26	5	2	2	2
Registration Fees	34	19	17	13	20
Transfer Agent Fees	5	1	—	—	—
Printing Fees	255	29	14	20	10
Trustees’ Fees	104	21	10	12	7
Other Fees	82	15	13	24	5

Total Expenses	30,488	5,125	3,131	3,220	1,755
Less: Administration Fees Waived	(49)	(10)	(5)	(5)	(3)

Net Expenses	30,439	5,115	3,126	3,215	1,752

Net Investment Income	234,249	30,850	22,607	23,606	10,374

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investment Transactions	(25)	162	3	31	92

Change in Net Assets from Operations	$234,224	$31,012	$22,610	$23,637	$10,466

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Georgia Tax-Exempt
	Bond Fund		High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$2,883	$5,179	$2,928	$5,814	$2,732	$5,507	$11,014	$3,747
Net Realized Gain (Loss) from Investment Transactions, Swaps and Foreign Currency Transactions	(827)	(111)	(815)	566	(1,369)	2,975	(463)	(424)
Net Change in Unrealized Appreciation/Depreciation on Investments and Swaps	(992)	1,537	(232)	1,264	(1,676)	992	4,068	1,667

Change in Net Assets from Operations	1,064	6,605	1,881	7,644	(313)	9,474	14,619	4,990

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,554)	(5,083)	(2,812)	(5,498)	(1,772)	(3,270)	(11,027)	(3,775)
A Shares	(69)	(129)	(39)	(132)	(25)	(38)	(12)	—
C Shares	(81)	(226)	(77)	(181)	(982)	(2,265)	—	(2)
Realized Gains:
I Shares	—	(102)	—	(244)	—	—	—	—
A Shares	—	(3)	—	(6)	—	—	—	—
C Shares	—	(5)	—	(11)	—	—	—	—

Total Dividends and Distributions	(2,704)	(5,548)	(2,928)	(6,072)	(2,779)	(5,573)	(11,039)	(3,777)

Change in Net Assets from Capital Transactions	9,942	22,321	(55)	(7,498)	(4,457)	(4,961)	434,245	14,770

Change in Net Assets	8,302	23,378	(1,102)	(5,926)	(7,549)	(1,060)	437,825	15,983

Net Assets:
Beginning of Period	152,585	129,207	173,275	179,201	72,169	73,229	94,242	78,259

End of Period	$160,887	$152,585	$172,173	$173,275	$64,620	$72,169	$532,067	$94,242

Accumulated Net Investment Income (Loss), End of Period	$(58)	$(237)	$(8)	$(8)	$(45)	$2	$(115)	$(90)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Georgia Tax-Exempt
	Bond Fund		High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$28,344	$45,378	$24,994	$45,498	$13,591	$18,813	$465,096	$14,152
Proceeds from Shares Issued in Acquisition	—	—	—	—	—	—	—	33,738
Dividends Reinvested	203	463	193	475	729	1,332	1,792	2,419
Cost of Shares Redeemed	(18,606)	(20,275)	(23,789)	(49,059)	(16,227)	(16,322)	(33,389)	(35,571)

Change in Net Assets from I Shares	$9,941	$25,566	$1,398	$(3,086)	$(1,907)	$3,823	$433,499	$14,738

A Shares:
Proceeds from Shares Issued	$1,598	$447	$439	$442	$789	$403	$1,390	$100
Dividends Reinvested	35	73	22	87	14	28	10	—
Cost of Shares Redeemed	(713)	(659)	(819)	(2,809)	(316)	(363)	(654)	—

Change in Net Assets from A Shares	$920	$(139)	$(358)	$(2,280)	$487	$68	$746	$100

C Shares:
Proceeds from Shares Issued	$1	$14	$3	$6	$323	$743	$—	$1
Dividends Reinvested	71	199	46	129	653	1,481	—	2
Cost of Shares Redeemed	(991)	(3,319)	(1,144)	(2,267)	(4,013)	(11,076)	—	(71)

Change in Net Assets from C Shares	$(919)	$(3,106)	$(1,095)	$(2,132)	$(3,037)	$(8,852)	$—	$(68)

Change in Net Assets from Capital Transactions	$9,942	$22,321	$(55)	$(7,498)	$(4,457)	$(4,961)	$434,245	$14,770

Share Transactions:
I Shares:
Issued	2,806	4,438	2,317	4,182	1,874	2,625	46,828	1,433
Issued in Acquisition	—	—	—	—	—	—	—	3,409
Reinvested	20	45	18	43	101	187	181	244
Redeemed	(1,843)	(1,982)	(2,199)	(4,513)	(2,278)	(2,271)	(3,371)	(3,574)

Change in I Shares	983	2,501	136	(288)	(303)	541	43,638	1,512

A Shares:
Issued	158	44	41	41	111	57	140	11
Reinvested	3	7	2	8	2	4	1	—
Redeemed	(70)	(65)	(76)	(258)	(46)	(51)	(66)	—

Change in A Shares	91	(14)	(33)	(209)	67	10	75	11

C Shares:
Issued	—	3	—	—	44	103	—	—
Reinvested	7	19	4	12	91	208	—	—
Redeemed	(98)	(327)	(106)	(208)	(561)	(1,566)	—	(7)

Change in C Shares	(91)	(305)	(102)	(196)	(426)	(1,255)	—	(7)

Change in Shares	983	2,182	1	(693)	(662)	(704)	43,713	1,516

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

			Investment Grade
	Investment Grade		Tax-Exempt				Limited-Term Federal Mortgage
	Bond Fund		Bond Fund		Limited Duration Fund		Securities Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$9,809	$21,059	$7,968	$11,730	$1,097	$3,661	$4,311	$17,597
Net Realized Gain (Loss) from Investment Transactions, Swaps and Foreign Currency Transactions	(1,682)	(8,199)	(2,297)	2,189	(17)	(49)	(2,243)	(2,755)
Net Change in Unrealized Appreciation on Investments and Swaps	2,126	12,152	2,923	1,681	(17)	10	1,466	6,234

Change in Net Assets from Operations	10,253	25,012	8,594	15,600	1,063	3,622	3,534	21,076

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(9,346)	(20,144)	(7,712)	(11,086)	(1,089)	(3,639)	(4,297)	(18,020)
A Shares	(368)	(818)	(175)	(442)			(79)	(172)
C Shares	(169)	(410)	(81)	(197)			(263)	(605)
Realized Gains:
I Shares	—	—	—	(1,246)	—	(9)	—	—
A Shares	—	—	—	(53)			—	—
C Shares	—	—	—	(29)			—	—

Total Dividends and Distributions	(9,883)	(21,372)	(7,968)	(13,053)	(1,089)	(3,648)	(4,639)	(18,797)

Change in Net Assets from Capital Transactions	(35,723)	(97,708)	83,991	99,451	6,455	(18,570)	(303,166)	44,039

Change in Net Assets	(35,353)	(94,068)	84,617	101,998	6,429	(18,596)	(304,271)	46,318

Net Assets:
Beginning of Period	419,746	513,814	429,450	327,452	40,291	58,887	440,819	394,501

End of Period	$384,393	$419,746	$514,067	$429,450	$46,720	$40,291	$136,548	$440,819

Accumulated Net Investment Income (Loss), End of Period	$(138)	$(64)	$(153)	$(153)	$8	$—	$188	$516

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

			Investment Grade
	Investment Grade		Tax-Exempt				Limited-Term Federal Mortgage
	Bond Fund		Bond Fund		Limited Duration Fund		Securities Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$45,496	$95,825	$131,429	$177,333	$12,500	$95,403	$12,969	$140,799
Dividends Reinvested	5,016	9,341	2,576	3,090	813	3,116	1,238	3,374
Cost of Shares Redeemed	(84,918)	(194,380)	(48,523)	(73,281)	(6,858)	(117,089)	(314,750)	(93,590)

Change in Net Assets from I Shares	$(34,406)	$(89,214)	$85,482	$107,142	$6,455	$(18,570)	$(300,543)	$50,583

A Shares:
Proceeds from Shares Issued	$2,068	$3,811	$155	$1,353			$643	$2,051
Dividends Reinvested	330	738	121	368			68	145
Cost of Shares Redeemed	(2,999)	(8,403)	(921)	(6,313)			(1,242)	(3,076)

Change in Net Assets from A Shares	$(601)	$(3,854)	$(645)	$(4,592)			$(531)	$(880)

C Shares:
Proceeds from Shares Issued	$160	$118	$7	$54			$27	$54
Dividends Reinvested	151	364	62	178			220	508
Cost of Shares Redeemed	(1,027)	(5,122)	(915)	(3,331)			(2,339)	(6,226)

Change in Net Assets from C Shares	$(716)	$(4,640)	$(846)	$(3,099)			$(2,092)	$(5,664)

Change in Net Assets from Capital Transactions	$(35,723)	$(97,708)	$83,991	$99,451	$6,455	$(18,570)	$(303,166)	$44,039

Share Transactions:
I Shares:
Issued	4,367	9,174	11,546	15,472	1,253	9,552	1,314	14,229
Reinvested	481	896	226	269	81	312	125	341
Redeemed	(8,148)	(18,678)	(4,269)	(6,401)	(687)	(11,726)	(31,731)	(9,468)

Change in I Shares	(3,300)	(8,608)	7,503	9,340	647	(1,862)	(30,292)	5,102

A Shares:
Issued	198	366	14	119			65	208
Reinvested	32	71	10	31			7	15
Redeemed	(288)	(807)	(81)	(550)			(126)	(312)

Change in A Shares	(58)	(370)	(57)	(400)			(54)	(89)

C Shares:
Issued	15	10	1	5			3	5
Reinvested	14	35	5	16			22	52
Redeemed	(97)	(492)	(80)	(292)			(236)	(630)

Change in C Shares	(68)	(447)	(74)	(271)			(211)	(573)

Change in Shares	(3,426)	(9,425)	7,372	8,669	647	(1,862)	(30,557)	4,440

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Maryland Municipal
	Bond Fund		North Carolina Tax-Exempt Bond Fund		Seix Floating Rate High Income Fund		Seix High Yield Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$650	$1,360	$805	$1,539	$23,594	$29,105	$37,962	$85,471
Net Realized Gain (Loss) from Investment Transactions, Swaps, Forward Foreign Currencies and Foreign Currency Transactions	(32)	62	(454)	40	(1,062)	2,204	(15,883)	(6,489)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps, Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities in Foreign Currency	(317)	307	(253)	606	(19,560)	2,172	(23,483)	24,870

Change in Net Assets from Operations	301	1,729	98	2,185	2,972	33,481	(1,404)	103,852

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(561)	(1,133)	(788)	(1,519)	(23,610)	(29,505)	(37,163)	(83,349)
A Shares	(1)	(10)	(17)	(19)	(352)	(309)	(1,045)	(2,198)
C Shares	(88)	(216)	—	—	(2)	—	(159)	(320)
Realized Gains:
I Shares	—	(113)	—	—	—	(4)	—	—
A Shares	—	—	—	—	—	—	—	—
C Shares	—	(29)	—	—	—	—	—	—

Total Dividends and Distributions	(650)	(1,501)	(805)	(1,538)	(23,964)	(29,818)	(38,367)	(85,867)

Change in Net Assets from Capital Transactions	4,774	(6,331)	(2,816)	2,993	171,481	483,109	(323,508)	(126,431)

Change in Net Assets	4,425	(6,103)	(3,523)	3,640	150,489	486,772	(363,279)	(108,446)

Net Assets:
Beginning of Period	36,431	42,534	45,028	41,388	593,177	106,405	1,151,338	1,259,784

End of Period	$40,856	$36,431	$41,505	$45,028	$743,666	$593,177	$788,059	$1,151,338

Accumulated Net Investment Income (Loss), End of Period	$(41)	$(41)	$(63)	$(63)	$(341)	$29	$(388)	$17

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Maryland Municipal
	Bond Fund		North Carolina Tax-Exempt Bond Fund		Seix Floating Rate High Income Fund		Seix High Yield Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$8,096	$8,851	$5,280	$8,903	$280,701	$667,504	$125,032	$259,961
Dividends Reinvested	17	140	7	9	18,167	23,103	32,196	72,165
Cost of Shares Redeemed	(2,653)	(12,346)	(7,755)	(6,700)	(127,568)	(217,739)	(477,875)	(450,506)

Change in Net Assets from I Shares	$5,460	$(3,355)	$(2,468)	$2,212	$171,300	$472,868	$(320,647)	$(118,380)

A Shares:
Proceeds from Shares Issued	$294	$684	$367	$1,025	$5,783	$10,570	$763	$3,056
Dividends Reinvested	1	9	4	8	167	167	992	2,028
Cost of Shares Redeemed	(293)	(1,156)	(717)	(252)	(5,951)	(496)	(4,521)	(12,227)

Change in Net Assets from A Shares	$2	$(463)	$(346)	$781	$(1)	$10,241	$(2,766)	$(7,143)

C Shares:
Proceeds from Shares Issued	$1	$24	$—	$—	$181	$—	$94	$437
Dividends Reinvested	70	195	—	—	1	—	62	125
Cost of Shares Redeemed	(759)	(2,732)	(2)	—	—	—	(251)	(1,470)

Change in Net Assets from C Shares	$(688)	$(2,513)	$(2)	$—	$182	$—	$(95)	$(908)

Change in Net Assets from Capital Transactions	$4,774	$(6,331)	$(2,816)	$2,993	$171,481	$483,109	$(323,508)	$(126,431)

Share Transactions:
I Shares:
Issued	802	868	532	893	28,728	67,266	11,628	24,404
Reinvested	2	14	1	1	1,861	2,329	3,041	6,769
Redeemed	(264)	(1,214)	(783)	(671)	(12,984)	(21,886)	(45,229)	(42,077)

Change in I Shares	540	(332)	(250)	223	17,605	47,709	(30,560)	(10,904)

A Shares:
Issued	29	67	37	103	589	1,066	73	294
Reinvested	—	1	—	—	17	17	96	195
Redeemed	(29)	(113)	(72)	(25)	(619)	(50)	(442)	(1,176)

Change in A Shares	—	(45)	(35)	78	(13)	1,033	(273)	(687)

C Shares:
Issued	—	4	—	—	19	—	9	42
Reinvested	7	19	—	—	—	—	6	12
Redeemed	(75)	(268)	—	—	—	—	(24)	(139)

Change in C Shares	(68)	(245)	—	—	19	—	(9)	(85)

Change in Shares	472	(622)	(285)	301	17,611	48,742	(30,842)	(11,676)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Short-Term Bond Fund		Short-Term U.S. Treasury Securities Fund		Strategic Income Fund		Total Return Bond Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$8,370	$15,575	$1,451	$2,719	$3,336	$8,876	$16,228	$27,234
Net Realized Gain (Loss) from Investment Transactions, Swaps, Forward Foreign Currencies, Foreign Currency Transactions and Futures	(44)	(1,256)	(63)	(733)	(734)	1,505	(2,958)	(2,496)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps, Futures, Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities in Foreign Currency	1,444	4,174	700	1,163	(812)	3,394	2,739	8,248

Change in Net Assets from Operations	9,770	18,493	2,088	3,149	1,790	13,775	16,009	32,986

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(8,181)	(15,322)	(1,203)	(2,140)	(2,533)	(5,188)	(16,169)	(27,347)
A Shares	(81)	(174)	(81)	(157)	(38)	(58)	(6)	(22)
C Shares	(73)	(205)	(167)	(421)	(825)	(1,278)	(1)	(1)
From Tax Return of Capital:
I Shares	—	—	—	—	—	(2,196)	—	—
A Shares	—	—	—	—	—	(24)	—	—
C Shares	—	—	—	—	—	(541)	—	—

Total Dividends and Distributions	(8,335)	(15,701)	(1,451)	(2,718)	(3,396)	(9,285)	(16,176)	(27,370)

Change in Net Assets from Capital Transactions	(63,645)	136,305	(501)	(8,905)	(16,882)	(175,090)	22,870	98,162

Change in Net Assets	(62,210)	139,097	136	(8,474)	(18,488)	(170,600)	22,703	103,778

Net Assets:
Beginning of Period	435,000	295,903	70,811	79,285	120,820	291,420	602,029	498,251

End of Period	$372,790	$435,000	$70,947	$70,811	$102,332	$120,820	$624,732	$602,029

Accumulated Net Investment Income (Loss), End of Period	$87	$52	$(1)	$(1)	$(1,025)	$(965)	$(596)	$(648)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Short-Term Bond Fund		Short-Term U.S. Treasury Securities Fund		Strategic Income Fund		Total Return Bond Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$71,416	$229,055	$10,456	$9,435	$9,993	$24,224	$119,956	$204,181
Proceeds from Shares Issued in Acquisition	—	—	—	—	—	—	—	65,561
Dividends Reinvested	1,932	3,405	162	294	282	782	7,233	13,172
Cost of Shares Redeemed	(136,245)	(89,715)	(8,935)	(9,587)	(23,431)	(184,717)	(104,265)	(184,578)

Change in Net Assets from I Shares	$(62,897)	$142,745	$1,683	$142	$(13,156)	$(159,711)	$22,924	$98,336

A Shares:
Proceeds from Shares Issued	$1,049	$2,096	$103	$281	$706	$783	$25	$196
Dividends Reinvested	61	137	64	124	27	61	5	12
Cost of Shares Redeemed	(1,184)	(3,582)	(321)	(792)	(583)	(1,477)	(90)	(383)

Change in Net Assets from A Shares	$(74)	$(1,349)	$(154)	$(387)	$150	$(633)	$(60)	$(175)

C Shares:
Proceeds from Shares Issued	$70	$13	$100	$192	$124	$486	$5	$—
Dividends Reinvested	66	173	146	374	583	1,263	1	1
Cost of Shares Redeemed	(810)	(5,277)	(2,276)	(9,226)	(4,583)	(16,495)	—	—

Change in Net Assets from C Shares	$(674)	$(5,091)	$(2,030)	$(8,660)	$(3,876)	$(14,746)	$6	$1

Change in Net Assets from Capital Transactions	$(63,645)	$136,305	$(501)	$(8,905)	$(16,882)	$(175,090)	$22,870	$98,162

Share Transactions:
I Shares:
Issued	7,314	23,514	1,060	961	1,022	2,489	12,221	20,630
Issued in Acquisition	—	—	—	—	—	—	—	6,597
Reinvested	198	349	16	30	29	80	733	1,331
Redeemed	(13,945)	(9,218)	(909)	(976)	(2,404)	(18,990)	(10,556)	(18,653)

Change in I Shares	(6,433)	14,645	167	15	(1,353)	(16,421)	2,398	9,905

A Shares:
Issued	106	215	10	29	73	81	3	19
Reinvested	6	14	7	13	2	6	—	1
Redeemed	(120)	(367)	(33)	(81)	(60)	(151)	(9)	(37)

Change in A Shares	(8)	(138)	(16)	(39)	15	(64)	(6)	(17)

C Shares:
Issued	7	1	10	20	13	49	—	—
Reinvested	7	19	15	38	60	129	—	—
Redeemed	(83)	(543)	(232)	(942)	(470)	(1,694)	—	—

Change in C Shares	(69)	(523)	(207)	(884)	(397)	(1,516)	—	—

Change in Shares	(6,510)	13,984	(56)	(908)	(1,735)	(18,001)	2,392	9,888

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Ultra-Short Bond Fund		U.S. Government Securities Fund		U.S. Government Securities Ultra-Short Bond Fund		Virginia Intermediate Municipal Bond Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$1,965	$7,125	$14,227	$21,691	$730	$1,465	$3,987	$7,433
Net Realized Gain (Loss) on Investment Transactions	(2)	(520)	(3,604)	(2,786)	10	(108)	(455)	58
Net Change in Unrealized Appreciation/Depreciation on Investments	83	1,489	3,113	8,034	138	469	(361)	2,167

Change in Net Assets from Operations	2,046	8,094	13,736	26,939	878	1,826	3,171	9,658

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(1,957)	(7,415)	(13,964)	(21,594)	(737)	(1,506)	(3,849)	(7,178)
A Shares			(73)	(119)			(96)	(189)
C Shares			(94)	(235)			(42)	(63)

Total Dividends and Distributions	(1,957)	(7,415)	(14,131)	(21,948)	(737)	(1,506)	(3,987)	(7,430)

Change in Net Assets from Capital Transactions	(6,142)	(160,290)	59,544	210,619	1,782	(8,525)	(8,163)	46,132

Change in Net Assets	(6,053)	(159,611)	59,149	215,610	1,923	(8,205)	(8,979)	48,360

Net Assets:
Beginning of Period	85,646	245,257	543,026	327,416	34,411	42,616	223,592	175,232

End of Period	$79,593	$85,646	$602,175	$543,026	$36,334	$34,411	$214,613	$223,592

Accumulated Net Investment Income (Loss), End of Period	$81	$73	$398	$302	$53	$60	$(11)	$(11)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Ultra-Short Bond Fund		U.S. Government Securities Fund		U.S. Government Securities Ultra-Short Bond Fund		Virginia Intermediate Municipal Bond Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06	04/01/07-	04/01/06
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$19,824	$56,762	$113,522	$318,558	$10,974	$13,831	$14,883	$30,094
Proceeds from Shares Issued in Acquisition	—	—	—	—	—	—	—	50,730
Dividends Reinvested	645	1,246	1,895	3,313	249	420	82	224
Cost of Shares Redeemed	(26,611)	(218,298)	(56,215)	(108,207)	(9,441)	(22,776)	(23,430)	(38,022)

Change in Net Assets from I Shares	$(6,142)	$(160,290)	$59,202	$213,664	$1,782	$(8,525)	$(8,465)	$43,026

A Shares:
Proceeds from Shares Issued			$2,408	$1,947			$1,120	$481
Proceeds from Shares Issued in Acquisition							—	321
Dividends Reinvested			57	88			48	94
Cost of Shares Redeemed			(1,490)	(2,241)			(694)	(1,037)

Change in Net Assets from A Shares			$975	$(206)			$474	$(141)

C Shares:
Proceeds from Shares Issued			$2	$20			$48	$11
Proceeds from Shares Issued in Acquisition			—	—			—	3,903
Dividends Reinvested			83	207			31	48
Cost of Shares Redeemed			(718)	(3,066)			(251)	(715)

Change in Net Assets from C Shares			$(633)	$(2,839)			$(172)	$3,247

Change in Net Assets from Capital Transactions	$(6,142)	$(160,290)	$59,544	$210,619	$1,782	$(8,525)	$(8,163)	$46,132

Share Transactions:
I Shares:
Issued	1,985	5,697	11,124	31,229	1,102	1,397	1,488	2,987
Issued in Acquisition	—	—	—	—	—	—	—	5,066
Reinvested	64	125	185	324	26	42	8	22
Redeemed	(2,664)	(21,881)	(5,506)	(10,600)	(948)	(2,306)	(2,340)	(3,780)

Change in I Shares	(615)	(16,059)	5,803	20,953	180	(867)	(844)	4,295

A Shares:
Issued			236	190			112	49
Issued in Acquisition			—	—			—	32
Reinvested			5	9			5	9
Redeemed			(146)	(220)			(69)	(103)

Change in A Shares			95	(21)			48	(13)

C Shares:
Issued			—	3			5	—
Issued in Acquisition			—	—			—	390
Reinvested			8	20			3	5
Redeemed			(70)	(301)			(25)	(71)

Change in C Shares			(62)	(278)			(17)	324

Change in Shares	(615)	(16,059)	5,836	20,654	180	(867)	(813)	4,606

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Prime Quality Money Market Fund		Tax-Exempt Money Market Fund		U.S. Government Securities Money Market Fund
	04/01/07-	04/01/06	04/01/07-	04/01/06	04/01/07-	04/01/06
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$234,249	$371,296	$30,850	$57,426	$22,607	$34,251
Net Realized Gain (Loss) on Investment Transactions	(25)	13	162	212	3	(2)

Change in Net Assets from Operations	234,224	371,309	31,012	57,638	22,610	34,249

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(85,907)	(147,344)	(20,990)	(38,998)	(16,502)	(23,547)
A Shares	(148,246)	(223,766)	(9,860)	(18,401)	(6,105)	(10,691)
C Shares	(93)	(180)	—	—	—	—
Realized Gains:
I Shares	—	—	—	(83)	—	—
A Shares	—	—	—	(39)	—	—

Total Dividends and Distributions	(234,246)	(371,290)	(30,850)	(57,521)	(22,607)	(34,238)

Change in Net Assets from Capital Transactions	808,712	2,177,286	210,028	(91,894)	16,427	281,542

Change in Net Assets	808,690	2,177,305	210,190	(91,777)	16,430	281,553

Net Assets:
Beginning of Period	9,169,738	6,992,433	1,752,104	1,843,881	949,094	667,541

End of Period	$9,978,428	$9,169,738	$1,962,294	$1,752,104	$965,524	$949,094

Accumulated Net Investment Income (Loss), End of Period	$36	$33	$26	$26	$13	$13

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	Prime Quality Money		Tax-Exempt Money
	Market Fund		Market Fund		U.S. Government Securities Money Market Fund
	04/01/07-	04/01/06	04/01/07-	04/01/06	04/01/07-	04/01/06
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$3,040,629	$4,179,973	$850,609	$1,706,593	$456,160	$1,415,785
Dividends Reinvested	9,931	16,752	8	105	200	656
Cost of Shares Redeemed	(2,905,655)	(3,924,831)	(745,683)	(1,721,806)	(492,135)	(1,139,198)

Change in Net Assets from I Shares	$144,905	$271,894	$104,934	$(15,108)	$(35,775)	$277,243

A Shares:
Proceeds from Shares Issued	$1,903,059	$3,355,734	$442,776	$665,313	$210,784	$380,290
Dividends Reinvested	148,172	223,647	9,860	18,439	6,105	10,691
Cost of Shares Redeemed	(1,387,912)	(1,673,732)	(347,542)	(760,538)	(164,687)	(386,682)

Change in Net Assets from A Shares	$663,319	$1,905,649	$105,094	$(76,786)	$52,202	$4,299

C Shares:
Proceeds from Shares Issued	$684	$1,252
Dividends Reinvested	81	154
Cost of Shares Redeemed	(277)	(1,663)

Change in Net Assets from C Shares	$488	$(257)

Change in Net Assets from Capital Transactions	$808,712	$2,177,286	$210,028	$(91,894)	$16,427	$281,542

Share Transactions:
I Shares:
Issued	3,040,628	4,179,973	850,608	1,706,593	456,161	1,415,785
Reinvested	9,931	16,752	8	105	200	656
Redeemed	(2,905,655)	(3,924,831)	(745,683)	(1,721,806)	(492,135)	(1,139,198)

Change in I Shares	144,904	271,894	104,933	(15,108)	(35,774)	277,243

A Shares:
Issued	1,903,062	3,355,734	442,776	665,313	210,784	380,290
Reinvested	148,172	223,647	9,860	18,439	6,105	10,691
Redeemed	(1,387,912)	(1,673,732)	(347,542)	(760,538)	(164,687)	(386,682)

Change in A Shares	663,322	1,905,649	105,094	(76,786)	52,202	4,299

C Shares:
Issued	684	1,252
Reinvested	81	154
Redeemed	(277)	(1,663)

Change in C Shares	488	(257)

Change in Shares	808,714	2,177,286	210,027	(91,894)	16,428	281,542

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Treasury Money Market Fund		Virginia Tax-Free Money Market Fund
	04/01/07-	04/01/06	04/01/07-	04/01/06
	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$23,606	$62,652	$10,374	$16,709
Net Realized Gain on Investment Transactions	31	—	92	—

Change in Net Assets from Operations	23,637	62,652	10,466	16,709

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(22,853)	(61,585)	(4,391)	(6,879)
A Shares	(753)	(1,049)	(5,983)	(9,822)
Realized Gains:
I Shares	—	—	—	(2)
A Shares	—	—	—	(2)

Total Dividends and Distributions	(23,606)	(62,634)	(10,374)	(16,705)

Change in Net Assets from Capital Transactions	160,940	(605,937)	52,471	78,657

Change in Net Assets	160,971	(605,919)	52,563	78,661

Net Assets:
Beginning of Period	1,056,619	1,662,538	608,732	530,071

End of Period	$1,217,590	$1,056,619	$661,295	$608,732

Accumulated Net Investment Income, End of Period	$80	$80	$13	$13

Amounts designated as “ — ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Treasury Money
	Market Fund		Virginia Tax-Free Money Market Fund
	4/01/07-	04/01/06	04/01/07-	04/01/06
	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$1,368,860	$3,869,543	$284,350	$350,300
Dividends Reinvested	199	387	622	1,075
Cost of Shares Redeemed	(1,223,768)	(4,495,054)	(255,134)	(347,504)

Change in Net Assets from I Shares	$145,291	$(625,124)	$29,838	$3,871

A Shares:
Proceeds from Shares Issued	$87,039	$64,373	$250,939	$426,820
Dividends Reinvested	752	1,049	5,983	9,824
Cost of Shares Redeemed	(72,142)	(46,235)	(234,289)	(361,858)

Change in Net Assets from A Shares	$15,649	$19,187	$22,633	$74,786

Change in Net Assets from Capital Transactions	$160,940	$(605,937)	$52,471	$78,657

Share Transactions:
I Shares:
Issued	1,368,860	3,869,543	284,350	350,299
Reinvested	199	387	622	1,075
Redeemed	(1,223,768)	(4,495,054)	(255,134)	(347,504)

Change in I Shares	145,291	(625,124)	29,838	3,870

A Shares:
Issued	87,039	64,373	250,939	426,820
Reinvested	752	1,049	5,983	9,824
Redeemed	(72,142)	(46,235)	(234,289)	(361,858)

Change in A Shares	15,649	19,187	22,633	74,786

Change in Shares	160,940	(605,937)	52,471	78,656

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Georgia Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2007*	$10.25	$0.20		$(0.14)	$0.06	$(0.18)	$—	$(0.18)	$10.13	0.59%	$150,893	0.60%	3.85%	0.60%	25%
Year Ended March 31, 2007	10.16	0.37		0.13	0.50	(0.40)	(0.01)	(0.41)	10.25	4.95	142,485	0.60	3.71	0.60	61
Year Ended March 31, 2006	10.21	0.36	(a)	(0.04)	0.32	(0.36)	(0.01)	(0.37)	10.16	3.19	115,929	0.64	3.53	0.66	43
Period Ended March 31, 2005†	10.24	0.28		0.20	0.48	(0.27)	(0.24)	(0.51)	10.21	4.73	96,503	0.67	3.31	0.71	52
Year Ended May 31, 2004	10.89	0.34	(a)	(0.58)	(0.24)	(0.34)	(0.07)	(0.41)	10.24	(2.18)	98,113	0.71	3.26	0.76	100
Year Ended May 31, 2003	10.29	0.38		0.60	0.98	(0.38)	—	(0.38)	10.89	9.64	98,866	0.71	3.55	0.76	17
Year Ended May 31, 2002	10.10	0.39		0.19	0.58	(0.39)	—	(0.39)	10.29	5.81	91,356	0.71	3.79	0.76	23
A Shares
Period Ended September 30, 2007*	10.26	0.19		(0.13)	0.06	(0.17)	—	(0.17)	10.15	0.61	4,478	0.75	3.70	0.75	25
Year Ended March 31, 2007	10.18	0.35		0.12	0.47	(0.38)	(0.01)	(0.39)	10.26	4.68	3,592	0.75	3.56	0.75	61
Year Ended March 31, 2006	10.22	0.35	(a)	(0.03)	0.32	(0.35)	(0.01)	(0.36)	10.18	3.12	3,711	0.79	3.38	0.81	43
Period Ended March 31, 2005†	10.25	0.27		0.20	0.47	(0.26)	(0.24)	(0.50)	10.22	4.57	2,660	0.86	3.12	0.99	52
Year Ended May 31, 2004	10.90	0.32	(a)	(0.58)	(0.26)	(0.32)	(0.07)	(0.39)	10.25	(2.39)	2,735	0.92	3.06	1.36	100
Year Ended May 31, 2003	10.31	0.35		0.59	0.94	(0.35)	—	(0.35)	10.90	9.29	2,630	0.92	3.34	1.41	17
Year Ended May 31, 2002	10.12	0.37		0.19	0.56	(0.37)	—	(0.37)	10.31	5.58	2,844	0.92	3.58	1.36	23
C Shares
Period Ended September 30, 2007*	10.25	0.15		(0.13)	0.02	(0.13)	—	(0.13)	10.14	0.19	5,516	1.60	2.85	1.60	25
Year Ended March 31, 2007	10.17	0.26		0.12	0.38	(0.29)	(0.01)	(0.30)	10.25	3.81	6,508	1.60	2.74	1.60	61
Year Ended March 31, 2006	10.22	0.27	(a)	(0.04)	0.23	(0.27)	(0.01)	(0.28)	10.17	2.25	9,567	1.57	2.61	1.67	43
Period Ended March 31, 2005†	10.25	0.22		0.20	0.42	(0.21)	(0.24)	(0.45)	10.22	4.09	10,664	1.42	2.56	1.73	52
Year Ended May 31, 2004	10.90	0.27	(a)	(0.58)	(0.31)	(0.27)	(0.07)	(0.34)	10.25	(2.87)	13,351	1.42	2.55	1.84	100
Year Ended May 31, 2003	10.30	0.30		0.60	0.90	(0.30)	—	(0.30)	10.90	8.86	16,591	1.42	2.84	1.84	17
Year Ended May 31, 2002	10.11	0.32		0.19	0.51	(0.32)	—	(0.32)	10.30	5.07	14,269	1.42	3.08	1.84	23
High Grade Municipal Bond Fund
I Shares
Period Ended September 30, 2007*	10.92	0.19		(0.07)	0.12	(0.19)	—	(0.19)	10.85	1.08	164,125	0.62	3.44	0.63	103
Year Ended March 31, 2007	10.82	0.37		0.12	0.49	(0.37)	(0.02)	(0.39)	10.92	4.54	163,707	0.60	3.37	0.61	128
Year Ended March 31, 2006	10.90	0.34		(0.03)	0.31	(0.34)	(0.05)	(0.39)	10.82	2.90	165,341	0.63	3.13	0.65	90
Period Ended March 31, 2005†	10.93	0.26		0.10	0.36	(0.26)	(0.13)	(0.39)	10.90	3.31	157,500	0.67	2.84	0.71	66
Year Ended May 31, 2004	11.69	0.32	(a)	(0.56)	(0.24)	(0.32)	(0.20)	(0.52)	10.93	(2.07)	165,065	0.71	2.82	0.75	56
Year Ended May 31, 2003	10.95	0.40		0.79	1.19	(0.40)	(0.05)	(0.45)	11.69	11.13	147,423	0.71	3.54	0.75	62
Year Ended May 31, 2002	10.79	0.40		0.22	0.62	(0.40)	(0.06)	(0.46)	10.95	5.88	120,885	0.71	3.65	0.76	91
A Shares
Period Ended September 30, 2007*	10.93	0.18		(0.07)	0.11	(0.18)	—	(0.18)	10.86	1.01	2,474	0.78	3.30	0.78	103
Year Ended March 31, 2007	10.83	0.35		0.12	0.47	(0.35)	(0.02)	(0.37)	10.93	4.38	2,844	0.75	3.23	0.76	128
Year Ended March 31, 2006	10.91	0.33		(0.03)	0.30	(0.33)	(0.05)	(0.38)	10.83	2.73	5,077	0.80	2.98	0.81	90
Period Ended March 31, 2005†	10.93	0.25		0.11	0.36	(0.25)	(0.13)	(0.38)	10.91	3.24	6,129	0.86	2.65	0.94	66
Year Ended May 31, 2004	11.69	0.30	(a)	(0.56)	(0.26)	(0.30)	(0.20)	(0.50)	10.93	(2.28)	5,906	0.92	2.62	1.13	56
Year Ended May 31, 2003	10.95	0.38		0.79	1.17	(0.38)	(0.05)	(0.43)	11.69	10.89	8,191	0.92	3.29	1.13	62
Year Ended May 31, 2002	10.79	0.38		0.22	0.60	(0.38)	(0.06)	(0.44)	10.95	5.66	2,935	0.92	3.44	1.37	91

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
High Grade Municipal Bond Fund
C Shares
Period Ended September 30, 2007*	$10.95	$0.13		$(0.07)	$0.06	$(0.13)	$—	$(0.13)	$10.88	0.58%	$5,574	1.63%	2.44%	1.63%	103%
Year Ended March 31, 2007	10.85	0.26		0.12	0.38	(0.26)	(0.02)	(0.28)	10.95	3.49	6,724	1.60	2.37	1.61	128
Year Ended March 31, 2006	10.93	0.24		(0.03)	0.21	(0.24)	(0.05)	(0.29)	10.85	1.95	8,783	1.56	2.22	1.66	90
Period Ended March 31, 2005†	10.96	0.19		0.10	0.29	(0.19)	(0.13)	(0.32)	10.93	2.66	12,347	1.42	2.09	1.73	66
Year Ended May 31, 2004	11.71	0.24	(a)	(0.55)	(0.31)	(0.24)	(0.20)	(0.44)	10.96	(2.68)	19,952	1.42	2.14	1.81	56
Year Ended May 31, 2003	10.97	0.32		0.79	1.11	(0.32)	(0.05)	(0.37)	11.71	10.32	40,241	1.42	2.81	1.80	62
Year Ended May 31, 2002	10.81	0.32		0.22	0.54	(0.32)	(0.06)	(0.38)	10.97	5.15	21,897	1.42	2.93	1.84	91
High Income Fund(4)
I Shares
Period Ended September 30, 2007*	7.36	0.30		(0.29)	0.01	(0.30)	—	(0.30)	7.07	0.13	38,964	0.70	8.26	0.71	263
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
Period Ended March 31, 2005†	7.38	0.46		0.21	0.67	(0.46)	(0.21)	(0.67)	7.38	9.31	51,318	0.73	7.47	0.87	191
Year Ended May 31, 2004	7.16	0.62	(a)	0.22	0.84	(0.62)	—	(0.62)	7.38	11.94	71,314	0.76	8.27	0.91	49
Year Ended May 31, 2003	7.25	0.61		(0.09)	0.52	(0.61)	—	(0.61)	7.16	8.19	100,852	0.78	8.95	0.93	20
Period Ended May 31, 2002	7.37	0.39		(0.12)	0.27	(0.39)	—	(0.39)	7.25	3.70	28,767	0.82	8.27	0.97	59
A Shares
Period Ended September 30, 2007*	7.37	0.29		(0.30)	(0.01)	(0.29)	—	(0.29)	7.07	(0.16)	958	0.99	7.88	1.00	263
Year Ended March 31, 2007	6.98	0.56		0.39	0.95	(0.56)	—	(0.56)	7.37	14.22	498	1.00	7.86	1.01	379
Year Ended March 31, 2006	7.39	0.53		(0.03)	0.50	(0.53)	(0.38)	(0.91)	6.98	7.20	403	1.03	7.36	1.13	208
Period Ended March 31, 2005†	7.38	0.44		0.22	0.66	(0.44)	(0.21)	(0.65)	7.39	9.17	739	1.03	7.34	1.39	191
Period Ended May 31, 2004	7.39	0.35	(a)	(0.01)	0.34	(0.35)	—	(0.35)	7.38	4.61	1,508	1.10	7.80	1.88	49
C Shares
Period Ended September 30, 2007*	7.36	0.26		(0.29)	(0.03)	(0.26)	—	(0.26)	7.07	(0.37)	24,698	1.70	7.27	1.71	263
Year Ended March 31, 2007	6.97	0.51		0.39	0.90	(0.51)	—	(0.51)	7.36	13.45	28,862	1.70	7.11	1.71	379
Year Ended March 31, 2006	7.38	0.49		(0.03)	0.46	(0.49)	(0.38)	(0.87)	6.97	6.57	36,062	1.62	6.78	1.83	208
Period Ended March 31, 2005†	7.38	0.42		0.21	0.63	(0.42)	(0.21)	(0.63)	7.38	8.69	52,847	1.40	6.78	1.88	191
Year Ended May 31, 2004	7.16	0.57	(a)	0.22	0.79	(0.57)	—	(0.57)	7.38	11.23	75,693	1.40	7.62	1.98	49
Year Ended May 31, 2003	7.25	0.57		(0.09)	0.48	(0.57)	—	(0.57)	7.16	7.52	64,418	1.40	8.43	2.00	20
Year Ended May 31, 2002	7.69	0.55		(0.44)	0.11	(0.55)	—	(0.55)	7.25	1.46	46,864	1.40	7.35	2.02	59
Intermediate Bond Fund(4)
I Shares
Period Ended September 30, 2007*	9.96	0.26		0.04	0.30	(0.25)	—	(0.25)	10.01	3.04	531,205	0.30	4.98	0.31	215
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
Period Ended March 31, 2005	10.37	0.14		(0.21)	(0.07)	(0.14)	(0.08)	(0.22)	10.08	(0.75)	47,981	0.29	3.25	0.29	94
Year Ended October 31, 2004††	10.23	0.34		0.14	0.48	(0.34)	—	(0.34)	10.37	4.73	35,848	0.45	3.25	0.59	130
Year Ended October 31, 2003	10.12	0.37		0.15	0.52	(0.41)	—	(0.41)	10.23	5.16	28,689	0.45	3.42	0.56	277
Year Ended October 31, 2002	10.63	0.47		(0.23)	0.24	(0.50)	(0.25)	(0.75)	10.12	2.47	40,284	0.45	4.63	0.73	237

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Intermediate Bond Fund(4)
A Shares
Period Ended September 30, 2007*	$9.95	$0.24		$0.04	$0.28	$(0.23)	$—	$(0.23)	$10.00	2.89%	$861	0.54%	4.73%	0.55%	215%
Year Ended March 31, 2007	9.85	0.44	(a)	0.10	0.54	(0.44)	—	(0.44)	9.95	5.62	105	0.58	4.72	0.58	225
Year Ended March 31, 2006	10.08	0.39		(0.25)	0.14	(0.36)	(0.01)	(0.37)	9.85	1.39	4	0.56	3.83	0.57	154
Period Ended March 31, 2005	10.36	0.13		(0.21)	(0.08)	(0.12)	(0.08)	(0.20)	10.08	(0.82)	1	0.63	2.84	0.63	94
Period Ended October 31, 2004††	10.32	0.02		0.04	0.06	(0.02)	—	(0.02)	10.36	0.53	1	0.71	2.58	0.71	130
C Shares
Period Ended September 30, 2007*	9.95	0.19		0.05	0.24	(0.19)	—	(0.19)	10.00	2.47	1	1.43	3.86	1.43	215
Year Ended March 31, 2007	9.85	0.36	(a)	0.12	0.48	(0.38)	—	(0.38)	9.95	4.92	1	1.31	3.61	1.31	225
Year Ended March 31, 2006	10.08	0.28		(0.21)	0.07	(0.29)	(0.01)	(0.30)	9.85	0.74	68	1.24	2.86	1.25	154
Period Ended March 31, 2005	10.36	0.11		(0.21)	(0.10)	(0.10)	(0.08)	(0.18)	10.08	(0.96)	1	0.91	2.47	1.36	94
Period Ended October 31, 2004††	10.32	0.01		0.04	0.05	(0.01)	—	(0.01)	10.36	0.51	1	1.00	2.22	1.41	130
Investment Grade Bond Fund
I Shares
Period Ended September 30, 2007*	10.49	0.26		0.02	0.28	(0.26)	—	(0.26)	10.51	2.71	360,137	0.56	4.94	0.56	147
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42		(0.11)	0.31	(0.42)	—	(0.42)	10.40	2.94	480,024	0.65	3.91	0.65	171
Period Ended March 31, 2005†	10.31	0.29		0.19	0.48	(0.28)	—	(0.28)	10.51	4.71	602,995	0.78	3.31	0.80	268
Year Ended May 31, 2004	10.94	0.35	(a)	(0.60)	(0.25)	(0.38)	—	(0.38)	10.31	(2.31)	578,345	0.82	3.29	0.84	119
Year Ended May 31, 2003	10.24	0.40		0.76	1.16	(0.46)	—	(0.46)	10.94	11.61	821,342	0.81	3.92	0.83	137
Year Ended May 31, 2002	10.23	0.51		0.01	0.52	(0.51)	—	(0.51)	10.24	5.18	886,471	0.81	4.81	0.83	123
A Shares
Period Ended September 30, 2007*	10.49	0.24		0.02	0.26	(0.24)	—	(0.24)	10.51	2.56	15,939	0.86	4.65	0.86	147
Year Ended March 31, 2007	10.40	0.46		0.10	0.56	(0.47)	—	(0.47)	10.49	5.48	16,526	0.85	4.40	0.85	240
Year Ended March 31, 2006	10.50	0.38		(0.10)	0.28	(0.38)	—	(0.38)	10.40	2.69	20,210	1.00	3.57	1.00	171
Period Ended March 31, 2005†	10.31	0.26		0.18	0.44	(0.25)	—	(0.25)	10.50	4.24	23,687	1.21	2.90	1.26	268
Year Ended May 31, 2004	10.94	0.31	(a)	(0.60)	(0.29)	(0.34)	—	(0.34)	10.31	(2.70)	31,263	1.22	2.90	1.38	119
Year Ended May 31, 2003	10.24	0.38		0.74	1.12	(0.42)	—	(0.42)	10.94	11.16	34,874	1.22	3.45	1.38	137
Year Ended May 31, 2002	10.23	0.48		0.01	0.49	(0.48)	—	(0.48)	10.24	4.81	20,825	1.22	4.40	1.40	123
C Shares
Period Ended September 30, 2007*	10.50	0.21		0.02	0.23	(0.21)	—	(0.21)	10.52	2.20	8,317	1.56	3.94	1.56	147
Year Ended March 31, 2007	10.40	0.38		0.11	0.49	(0.39)	—	(0.39)	10.50	4.84	9,024	1.55	3.69	1.55	240
Year Ended March 31, 2006	10.51	0.31		(0.11)	0.20	(0.31)	—	(0.31)	10.40	1.94	13,580	1.63	2.93	1.66	171
Period Ended March 31, 2005†	10.31	0.21		0.19	0.40	(0.20)	—	(0.20)	10.51	3.90	17,923	1.71	2.39	1.84	268
Year Ended May 31, 2004	10.95	0.25	(a)	(0.60)	(0.35)	(0.29)	—	(0.29)	10.31	(3.27)	24,327	1.71	2.40	2.00	119
Year Ended May 31, 2003	10.25	0.31		0.76	1.07	(0.37)	—	(0.37)	10.95	10.61	37,810	1.71	3.01	1.97	137
Year Ended May 31, 2002	10.24	0.42		0.01	0.43	(0.42)	—	(0.42)	10.25	4.27	36,200	1.71	3.90	1.96	123

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
																Expenses to
				Net								Ratio of		Ratio of		Average
				Realized								Net		Net		Net Assets
				and			Distributions		Net			Expenses		Investment		(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to		Income to		Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average		Average		Reimbursements		Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net		Net		and Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)		Assets(2)		Offset)(2)		Rate(3)
Investment Grade Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2007*	$11.47	$0.19		$—	$0.19	$(0.19)	$—	$(0.19)	$11.47	1.71%	$496,590	0.55%		3.38%		0.56%		93%
Year Ended March 31, 2007	11.38	0.38		0.12	0.50	(0.37)	(0.04)	(0.41)	11.47	4.51	410,473	0.55		3.28		0.55		214
Year Ended March 31, 2006	11.45	0.33		0.01	0.34	(0.33)	(0.08)	(0.41)	11.38	2.92	300,986	0.64		2.84		0.64		237
Period Ended March 31, 2005†	11.44	0.23		0.20	0.43	(0.24)	(0.18)	(0.42)	11.45	3.74	259,542	0.77		2.36		0.80		178
Year Ended May 31, 2004	12.01	0.27	(a)	(0.32)	(0.05)	(0.27)	(0.25)	(0.52)	11.44	(0.45)	205,266	0.81		2.33		0.84		242
Year Ended May 31, 2003	11.57	0.30		0.90	1.20	(0.30)	(0.46)	(0.76)	12.01	10.80	185,485	0.81		2.57		0.84		329
Year Ended May 31, 2002	11.38	0.34		0.46	0.80	(0.34)	(0.27)	(0.61)	11.57	7.15	149,200	0.81		2.93		0.84		311
A Shares
Period Ended September 30, 2007*	11.48	0.18		—	0.18	(0.18)	—	(0.18)	11.48	1.55	11,073	0.85		3.08		0.86		93
Year Ended March 31, 2007	11.39	0.34		0.13	0.47	(0.34)	(0.04)	(0.38)	11.48	4.20	11,723	0.85		2.97		0.85		214
Year Ended March 31, 2006	11.46	0.29		0.01	0.30	(0.29)	(0.08)	(0.37)	11.39	2.57	16,182	0.99		2.49		0.99		237
Period Ended March 31, 2005†	11.46	0.19		0.19	0.38	(0.20)	(0.18)	(0.38)	11.46	3.28	17,430	1.20		1.93		1.26		178
Year Ended May 31, 2004	12.03	0.23	(a)	(0.33)	(0.10)	(0.22)	(0.25)	(0.47)	11.46	(0.85)	19,086	1.22		1.92		1.36		242
Year Ended May 31, 2003	11.58	0.25		0.91	1.16	(0.25)	(0.46)	(0.71)	12.03	10.42	21,756	1.22		2.16		1.36		329
Year Ended May 31, 2002	11.39	0.29		0.46	0.75	(0.29)	(0.27)	(0.56)	11.58	6.71	20,436	1.22		2.51		1.36		311
C Shares
Period Ended September 30, 2007*	11.46	0.14		—	0.14	(0.14)	—	(0.14)	11.46	1.20	6,404	1.56		2.39		1.56		93
Year Ended March 31, 2007	11.37	0.26		0.13	0.39	(0.26)	(0.04)	(0.30)	11.46	3.48	7,254	1.55		2.27		1.55		214
Year Ended March 31, 2006	11.44	0.21		0.01	0.22	(0.21)	(0.08)	(0.29)	11.37	1.92	10,284	1.65		1.85		1.67		237
Period Ended March 31, 2005†	11.44	0.14		0.19	0.33	(0.15)	(0.18)	(0.33)	11.44	2.86	15,612	1.70		1.43		1.82		178
Year Ended May 31, 2004	12.01	0.17	(a)	(0.32)	(0.15)	(0.17)	(0.25)	(0.42)	11.44	(1.33)	22,969	1.70		1.45		1.92		242
Year Ended May 31, 2003	11.57	0.20		0.90	1.10	(0.20)	(0.46)	(0.66)	12.01	9.82	32,684	1.70		1.68		1.91		329
Year Ended May 31, 2002	11.38	0.24		0.46	0.70	(0.24)	(0.27)	(0.51)	11.57	6.21	24,587	1.70		2.03		1.92		311
Limited Duration Fund(4)
I Shares
Period Ended September 30, 2007*	9.98	0.26		—	0.26	(0.26)	—	(0.26)	9.98	2.66	46,720	0.17		5.29		0.18		81
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	— (c)	(0.50)	9.98	5.04	40,291	0.14		5.03		0.14		185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	(0.36)	9.99	3.73	58,887	0.15		3.39		0.15		94
Period Ended March 31, 2005	9.98	0.08		—	0.08	(0.08)	— (c)	(0.08)	9.98	0.84	83,315	0.16		2.12		0.16		12
Year Ended October 31, 2004††	9.98	0.11		—	0.11	(0.11)	—	(0.11)	9.98	1.09	129,259	0.20		1.04		0.26		101
Year Ended October 31, 2003	10.00	0.11		(0.02)	0.09	(0.11)	—	(0.11)	9.98	0.92	146,513	0.20		1.10		0.26		244
Period Ended October 31, 2002	10.00	—	(c)	—	— (c)	— (c)	—	— (c)	10.00	— (d)	12,298	—	(d)	—	(d)	—	(d)	—	(d)
Limited-Term Federal Mortgage Securities Fund
I Shares
Period Ended September 30, 2007*	9.94	0.23	(a)	(0.03)	0.20	(0.25)	—	(0.25)	9.89	2.00	121,189	0.57		4.57		0.57		89
Year Ended March 31, 2007	9.88	0.43	(a)	0.09	0.52	(0.46)	—	(0.46)	9.94	5.33	422,749	0.55		4.32		0.55		90
Year Ended March 31, 2006	10.09	0.35		(0.15)	0.20	(0.41)	—	(0.41)	9.88	2.04	369,991	0.61		3.41		0.63		81
Period Ended March 31, 2005†	10.18	0.31		(0.08)	0.23	(0.32)	—	(0.32)	10.09	2.26	407,543	0.66		3.60		0.71		41
Year Ended May 31, 2004	10.59	0.24	(a)	(0.36)	(0.12)	(0.29)	—	(0.29)	10.18	(1.10)	435,446	0.70		2.32		0.75		146
Year Ended May 31, 2003	10.31	0.29	(a)	0.42	0.71	(0.42)	(0.01)	(0.43)	10.59	6.99	320,718	0.70		2.79		0.75		117
Year Ended May 31, 2002	10.01	0.43		0.32	0.75	(0.43)	(0.02)	(0.45)	10.31	7.53	164,624	0.70		3.72		0.75		410

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Limited-Term Federal Mortgage Securities Fund
A Shares
Period Ended September 30, 2007*	$9.92	$0.22	(a)	$(0.02)	$0.20	$(0.24)	$—	$(0.24)	$9.88	2.00%	$2,990	0.78%	4.40%	0.78%	89%
Year Ended March 31, 2007	9.87	0.41	(a)	0.08	0.49	(0.44)	—	(0.44)	9.92	5.03	3,540	0.75	4.12	0.75	90
Year Ended March 31, 2006	10.07	0.30		(0.11)	0.19	(0.39)	—	(0.39)	9.87	1.93	4,398	0.83	3.21	0.85	81
Period Ended March 31, 2005†	10.16	0.29		(0.08)	0.21	(0.30)	—	(0.30)	10.07	2.07	5,854	0.90	3.47	1.00	41
Year Ended May 31, 2004	10.57	0.21	(a)	(0.35)	(0.14)	(0.27)	—	(0.27)	10.16	(1.36)	9,495	0.96	2.06	1.17	146
Year Ended May 31, 2003	10.29	0.24	(a)	0.44	0.68	(0.39)	(0.01)	(0.40)	10.57	6.72	13,668	0.96	2.33	1.20	117
Year Ended May 31, 2002	10.00	0.40		0.31	0.71	(0.40)	(0.02)	(0.42)	10.29	7.16	1,578	0.96	3.50	2.06	410
C Shares
Period Ended September 30, 2007*	9.94	0.18	(a)	(0.02)	0.16	(0.20)	—	(0.20)	9.90	1.59	12,369	1.58	3.58	1.58	89
Year Ended March 31, 2007	9.89	0.33	(a)	0.08	0.41	(0.36)	—	(0.36)	9.94	4.18	14,530	1.55	3.30	1.55	90
Year Ended March 31, 2006	10.10	0.23		(0.12)	0.11	(0.32)	—	(0.32)	9.89	1.14	20,112	1.50	2.54	1.65	81
Period Ended March 31, 2005†	10.18	0.25		(0.07)	0.18	(0.26)	—	(0.26)	10.10	1.81	34,924	1.31	3.04	1.74	41
Year Ended May 31, 2004	10.59	0.17	(a)	(0.35)	(0.18)	(0.23)	—	(0.23)	10.18	(1.71)	70,000	1.31	1.68	1.82	146
Year Ended May 31, 2003	10.31	0.21	(a)	0.43	0.64	(0.35)	(0.01)	(0.36)	10.59	6.33	166,211	1.31	1.97	1.80	117
Year Ended May 31, 2002	10.02	0.37		0.31	0.68	(0.37)	(0.02)	(0.39)	10.31	6.83	15,930	1.31	2.88	1.98	410
Maryland Municipal Bond Fund(4)
I Shares
Period Ended September 30, 2007*	10.21	0.19		(0.10)	0.09	(0.19)	—	(0.19)	10.11	0.89	34,690	0.63	3.73	0.63	19
Year Ended March 31, 2007	10.14	0.38	(a)	0.11	0.49	(0.38)	(0.04)	(0.42)	10.21	4.93	29,513	0.63	3.75	0.63	57
Year Ended March 31, 2006	10.27	0.38		(0.04)	0.34	(0.38)	(0.09)	(0.47)	10.14	3.34	32,699	0.66	3.68	0.68	55
Period Ended March 31, 2005†	10.27	0.30		0.10	0.40	(0.31)	(0.09)	(0.40)	10.27	3.87	31,046	0.64	3.49	0.72	30
Year Ended May 31, 2004	10.94	0.36	(a)	(0.47)	(0.11)	(0.36)	(0.20)	(0.56)	10.27	(1.06)	29,735	0.72	3.39	0.80	15
Year Ended May 31, 2003	10.32	0.37		0.63	1.00	(0.37)	(0.01)	(0.38)	10.94	9.85	30,501	0.70	3.47	0.78	31
Year Ended May 31, 2002	10.12	0.38		0.20	0.58	(0.38)	—	(0.38)	10.32	5.80	33,668	0.71	3.69	0.78	45
A Shares
Period Ended September 30, 2007*	10.22	0.19		(0.10)	0.09	(0.18)	—	(0.18)	10.13	0.91	45	0.81	3.78	0.81	19
Year Ended March 31, 2007	10.15	0.38	(a)	0.10	0.48	(0.37)	(0.04)	(0.41)	10.22	4.77	45	0.78	3.69	0.78	57
Period Ended March 31, 2006	10.32	0.30		(0.07)	0.23	(0.31)	(0.09)	(0.40)	10.15	2.25	502	0.77	3.54	0.78	55
C Shares
Period Ended September 30, 2007*	10.23	0.14		(0.10)	0.04	(0.14)	—	(0.14)	10.13	0.38	6,121	1.63	2.73	1.63	19
Year Ended March 31, 2007	10.16	0.28	(a)	0.11	0.39	(0.28)	(0.04)	(0.32)	10.23	3.88	6,873	1.63	2.75	1.63	57
Year Ended March 31, 2006	10.29	0.28		(0.04)	0.24	(0.28)	(0.09)	(0.37)	10.16	2.30	9,333	1.67	2.69	1.70	55
Period Ended March 31, 2005†	10.29	0.21		0.10	0.31	(0.22)	(0.09)	(0.31)	10.29	3.03	13,197	1.63	2.50	1.74	30
Year Ended May 31, 2004	10.96	0.26	(a)	(0.47)	(0.21)	(0.26)	(0.20)	(0.46)	10.29	(1.97)	18,897	1.64	2.46	1.82	15
Year Ended May 31, 2003	10.34	0.27		0.63	0.90	(0.27)	(0.01)	(0.28)	10.96	8.81	29,556	1.64	2.52	1.81	31
Year Ended May 31, 2002	10.14	0.29		0.20	0.49	(0.29)	—	(0.29)	10.34	4.84	23,215	1.64	2.75	1.83	45

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
North Carolina Tax-Exempt Bond Fund(4)
I Shares
Period Ended September 30, 2007*	$10.05	$0.18		$(0.15)	$0.03	$(0.18)	$—	$(0.18)	$9.90	0.35%	$40,971	0.61%	3.70%	0.62%	49%
Year Ended March 31, 2007	9.90	0.35	(a)	0.15	0.50	(0.35)	—	(0.35)	10.05	5.17	44,130	0.59	3.54	0.59	84
Year Ended March 31, 2006	9.87	0.31		0.03	0.34	(0.31)	—	(0.31)	9.90	3.51	41,276	0.68	3.14	0.70	85
Period Ended March 31, 2005†	9.76	0.25		0.14	0.39	(0.25)	(0.03)	(0.28)	9.87	3.97	40,798	0.75	2.78	0.82	32
Period Ended May 31, 2004	10.00	0.09		(0.24)	(0.15)	(0.09)	—	(0.09)	9.76	(1.52)	32,757	0.75	2.45	2.30	20
A Shares
Period Ended September 30, 2007*	10.03	0.17		(0.15)	0.02	(0.18)	—	(0.18)	9.87	0.17	534	0.77	3.59	0.77	49
Year Ended March 31, 2007	9.88	0.34	(a)	0.15	0.49	(0.34)	—	(0.34)	10.03	5.02	896	0.75	3.46	0.75	84
Year Ended March 31, 2006	9.87	0.37		0.01	0.38	(0.37)	—	(0.37)	9.88	3.85	110	0.66	2.47	0.67	85
Period Ended March 31, 2005†	9.97	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	9.87	(0.89)	—	—	3.84	—	32
C Shares
Period Ended September 30, 2007*	10.04	0.02		(0.15)	(0.13)	(0.02)	—	(0.02)	9.89	(1.28)	—	1.84	3.16	1.84	49
Year Ended March 31, 2007	9.89	0.25	(a)	0.15	0.40	(0.25)	—	(0.25)	10.04	4.14	2	1.59	2.56	1.59	84
Year Ended March 31, 2006	9.87	0.30		0.02	0.32	(0.30)	—	(0.30)	9.89	3.23	2	1.58	2.18	1.58	85
Period Ended March 31, 2005†	9.97	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	9.87	(0.90)	—	—	3.70	—	32
Seix Floating Rate High Income Fund(4)
I Shares
Period Ended September 30, 2007*	9.98	0.36		(0.33)	0.03	(0.36)	—	(0.36)	9.65	0.32	733,627	0.54	7.24	0.54	66
Year Ended March 31, 2007	9.96	0.69		0.03	0.72	(0.70)	— (c)	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04		(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9
A Shares
Period Ended September 30, 2007*	9.99	0.34		(0.33)	0.01	(0.34)	—	(0.34)	9.66	0.15	9,855	0.84	6.88	0.84	66
Period Ended March 31, 2007	9.94	0.60		0.06	0.66	(0.61)	— (c)	(0.61)	9.99	6.87	10,310	0.79	6.83	0.79	148
C Shares
Period Ended September 30, 2007*	9.52	0.10		0.14	0.24	(0.10)	—	(0.10)	9.66	0.27	184	1.52	6.49	1.52	66
Seix High Yield Fund(4)
I Shares
Period Ended September 30, 2007*	10.84	0.39		(0.37)	0.02	(0.40)	—	(0.40)	10.46	0.25	757,708	0.49	7.49	0.49	59
Year Ended March 31, 2007	10.69	0.74		0.15	0.89	(0.74)	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68		(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37	1,217,679	0.49	6.20	0.50	95
Period Ended March 31, 2005	11.42	0.29		(0.35)	(0.06)	(0.29)	(0.13)	(0.42)	10.94	(0.53)	1,391,879	0.51	6.22	0.57	42
Year Ended October 31, 2004††	11.09	0.72		0.35	1.07	(0.72)	(0.02)	(0.74)	11.42	9.97	1,689,327	0.55	6.48	0.64	73
Year Ended October 31, 2003	10.17	0.68		0.92	1.60	(0.68)	—	(0.68)	11.09	16.10	1,057,993	0.55	6.67	0.67	108
Year Ended October 31, 2002	10.40	0.63		(0.20)	0.43	(0.63)	(0.03)	(0.66)	10.17	4.21	82,017	0.55	6.80	1.07	97
A Shares
Period Ended September 30, 2007*	10.60	0.39		(0.38)	0.01	(0.39)	—	(0.39)	10.22	0.12	25,652	0.74	7.45	0.74	59
Year Ended March 31, 2007	10.45	0.72		0.15	0.87	(0.72)	—	(0.72)	10.60	8.61	29,517	0.74	6.82	0.74	130
Year Ended March 31, 2006	10.70	0.65		(0.10)	0.55	(0.65)	(0.15)	(0.80)	10.45	5.22	36,291	0.73	5.94	0.73	95
Period Ended March 31, 2005	11.18	0.28		(0.35)	(0.07)	(0.28)	(0.13)	(0.41)	10.70	(0.64)	9,706	0.78	6.12	0.85	42
Year Ended October 31, 2004††	10.75	0.56		0.45	1.01	(0.56)	(0.02)	(0.58)	11.18	9.73	15,975	0.80	6.22	0.88	73
Year Ended October 31, 2003	9.78	0.68		0.82	1.50	(0.53)	—	(0.53)	10.75	15.72	14,992	0.90	6.45	0.93	108
Period Ended October 31, 2002	10.00	0.54		(0.22)	0.32	(0.51)	(0.03)	(0.54)	9.78	3.29	9,877	0.89	6.53	1.20	97

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Seix High Yield Fund(4)
C Shares
Period Ended September 30, 2007*	$10.83	$0.35		$(0.38)	$(0.03)	$(0.35)	$—	$(0.35)	$10.45	(0.25)%	$4,699	1.49%	6.54%	1.49%	59%
Year Ended March 31, 2007	10.68	0.63		0.15	0.78	(0.63)	—	(0.63)	10.83	7.62	4,970	1.48	5.92	1.48	130
Year Ended March 31, 2006	10.93	0.58		(0.10)	0.48	(0.58)	(0.15)	(0.73)	10.68	4.45	5,814	1.39	5.25	1.48	95
Period Ended March 31, 2005	11.42	0.26		(0.36)	(0.10)	(0.26)	(0.13)	(0.39)	10.93	(0.89)	3,260	1.41	5.46	1.54	42
Period Ended October 31, 2004††	11.32	0.04		0.10	0.14	(0.04)	—	(0.04)	11.42	1.20	1	1.18	6.29	1.41	73
Short-Term Bond Fund
I Shares
Period Ended September 30, 2007*	9.78	0.22		0.04	0.26	(0.22)	—	(0.22)	9.82	2.73	365,265	0.46	4.58	0.46	87
Year Ended March 31, 2007	9.71	0.43	(a)	0.07	0.50	(0.43)	—	(0.43)	9.78	5.23	426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32		(0.01)	0.31	(0.33)	—	(0.33)	9.71	3.24	281,282	0.55	3.32	0.57	94
Period Ended March 31, 2005†	9.84	0.20		(0.11)	0.09	(0.20)	—	(0.20)	9.73	0.96	288,502	0.66	2.48	0.71	64
Year Ended May 31, 2004	10.04	0.24	(a)	(0.19)	0.05	(0.25)	—	(0.25)	9.84	0.45	282,188	0.70	2.42	0.75	66
Year Ended May 31, 2003	10.01	0.33		0.03	0.36	(0.33)	—	(0.33)	10.04	3.70	302,708	0.70	3.34	0.75	89
Year Ended May 31, 2002	10.04	0.46		(0.03)	0.43	(0.46)	—	(0.46)	10.01	4.29	305,884	0.70	4.48	0.75	142
A Shares
Period Ended September 30, 2007*	9.81	0.21		0.04	0.25	(0.21)	—	(0.21)	9.85	2.62	3,683	0.66	4.39	0.66	87
Year Ended March 31, 2007	9.73	0.41	(a)	0.08	0.49	(0.41)	—	(0.41)	9.81	5.11	3,742	0.66	4.15	0.66	104
Year Ended March 31, 2006	9.75	0.30		(0.01)	0.29	(0.31)	—	(0.31)	9.73	3.01	5,062	0.77	3.09	0.79	94
Period Ended March 31, 2005†	9.87	0.19		(0.12)	0.07	(0.19)	—	(0.19)	9.75	0.67	5,783	0.89	2.26	1.00	64
Year Ended May 31, 2004	10.07	0.22	(a)	(0.20)	0.02	(0.22)	—	(0.22)	9.87	0.24	5,880	0.91	2.21	1.21	66
Year Ended May 31, 2003	10.04	0.31		0.03	0.34	(0.31)	—	(0.31)	10.07	3.47	5,685	0.91	3.09	1.28	89
Year Ended May 31, 2002	10.06	0.44		(0.02)	0.42	(0.44)	—	(0.44)	10.04	4.19	5,767	0.91	4.28	1.26	142
C Shares
Period Ended September 30, 2007*	9.81	0.17		0.03	0.20	(0.17)	—	(0.17)	9.84	2.10	3,842	1.46	3.58	1.46	87
Year Ended March 31, 2007	9.73	0.33	(a)	0.08	0.41	(0.33)	—	(0.33)	9.81	4.29	4,501	1.46	3.33	1.46	104
Year Ended March 31, 2006	9.75	0.24		(0.01)	0.23	(0.25)	—	(0.25)	9.73	2.34	9,559	1.42	2.44	1.59	94
Period Ended March 31, 2005†	9.86	0.16		(0.11)	0.05	(0.16)	—	(0.16)	9.75	0.46	15,114	1.26	1.88	1.74	64
Year Ended May 31, 2004	10.06	0.19	(a)	(0.20)	(0.01)	(0.19)	—	(0.19)	9.86	(0.11)	23,528	1.26	1.87	1.87	66
Year Ended May 31, 2003	10.03	0.28		0.03	0.31	(0.28)	—	(0.28)	10.06	3.11	32,608	1.26	2.74	1.85	89
Year Ended May 31, 2002	10.06	0.40		(0.03)	0.37	(0.40)	—	(0.40)	10.03	3.75	26,392	1.26	3.89	1.87	142

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
															Expenses to
				Net									Ratio of	Ratio of	Average
				Realized									Net	Net	Net Assets
				and				Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Short-Term U.S. Treasury Securities Fund
I Shares
Period Ended September 30, 2007*	$9.86	$0.21		$0.09	$0.30	$(0.21)	$—	$—	$(0.21)	$9.95	3.11%	$57,656	0.50%	4.31%	0.51%	40%
Year Ended March 31, 2007	9.80	0.39		0.06	0.45	(0.39)	—	—	(0.39)	9.86	4.64	55,459	0.48	3.93	0.48	87
Year Ended March 31, 2006	9.91	0.28		(0.11)	0.17	(0.28)	—	—	(0.28)	9.80	1.70	54,991	0.58	2.79	0.63	151
Period Ended March 31, 2005†	10.11	0.14		(0.11)	0.03	(0.14)	—	(0.09)	(0.23)	9.91	0.35	69,935	0.65	1.68	0.71	82
Year Ended May 31, 2004	10.36	0.14	(a)	(0.13)	0.01	(0.14)	—	(0.12)	(0.26)	10.11	0.11	92,371	0.70	1.36	0.76	131
Year Ended May 31, 2003	10.20	0.22		0.22	0.44	(0.22)	—	(0.06)	(0.28)	10.36	4.31	121,617	0.69	2.07	0.75	140
Year Ended May 31, 2002	10.13	0.37		0.10	0.47	(0.37)	—	(0.03)	(0.40)	10.20	4.69	107,169	0.70	3.57	0.76	117
A Shares
Period Ended September 30, 2007*	9.85	0.20		0.09	0.29	(0.20)	—	—	(0.20)	9.94	3.02	3,857	0.68	4.14	0.69	40
Year Ended March 31, 2007	9.79	0.37		0.06	0.43	(0.37)	—	—	(0.37)	9.85	4.46	3,974	0.66	3.75	0.66	87
Year Ended March 31, 2006	9.90	0.26		(0.11)	0.15	(0.26)	—	—	(0.26)	9.79	1.52	4,336	0.76	2.60	0.82	151
Period Ended March 31, 2005†	10.10	0.13		(0.11)	0.02	(0.13)	—	(0.09)	(0.22)	9.90	0.21	6,349	0.84	1.47	0.95	82
Year Ended May 31, 2004	10.35	0.12	(a)	(0.13)	(0.01)	(0.12)	—	(0.12)	(0.24)	10.10	(0.06)	12,823	0.86	1.20	1.06	131
Year Ended May 31, 2003	10.19	0.20		0.22	0.42	(0.20)	—	(0.06)	(0.26)	10.35	4.13	15,558	0.86	1.76	1.07	140
Year Ended May 31, 2002	10.13	0.35		0.09	0.44	(0.35)	—	(0.03)	(0.38)	10.19	4.44	4,735	0.86	3.36	1.41	117
C Shares
Period Ended September 30, 2007*	9.84	0.16		0.09	0.25	(0.16)	—	—	(0.16)	9.93	2.61	9,434	1.50	3.33	1.52	40
Year Ended March 31, 2007	9.78	0.29		0.06	0.35	(0.29)	—	—	(0.29)	9.84	3.62	11,378	1.48	2.90	1.48	87
Year Ended March 31, 2006	9.89	0.20		(0.11)	0.09	(0.20)	—	—	(0.20)	9.78	0.88	19,958	1.39	1.99	1.65	151
Period Ended March 31, 2005†	10.09	0.10		(0.11)	(0.01)	(0.10)	—	(0.09)	(0.19)	9.89	(0.03)	33,796	1.12	1.22	1.74	82
Year Ended May 31, 2004	10.34	0.10	(a)	(0.13)	(0.03)	(0.10)	—	(0.12)	(0.22)	10.09	(0.30)	62,232	1.11	0.97	1.82	131
Year Ended May 31, 2003	10.18	0.17		0.22	0.39	(0.17)	—	(0.06)	(0.23)	10.34	3.88	127,757	1.11	1.59	1.79	140
Year Ended May 31, 2002	10.11	0.33		0.10	0.43	(0.33)	—	(0.03)	(0.36)	10.18	4.29	70,720	1.11	3.09	1.81	117
Strategic Income Fund(4)
I Shares
Period Ended September 30, 2007*	9.88	0.31	(a)	(0.13)	0.18	(0.31)	—	—	(0.31)	9.75	1.89	72,482	0.72	6.35	0.75	326
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
Period Ended March 31, 2005†	9.81	0.39	(a)	0.49	0.88	(0.39)	—	(0.06)	(0.45)	10.24	9.10	196,921	0.86	4.55	0.96	305
Year Ended May 31, 2004	9.99	0.55	(a)	(0.14)	0.41	(0.53)	—	(0.06)	(0.59)	9.81	4.15	98,570	0.90	5.53	1.00	95
Year Ended May 31, 2003	9.80	0.61		0.20	0.81	(0.62)	—	—	(0.62)	9.99	8.73	61,906	0.91	6.39	1.01	52
Period Ended May 31, 2002	10.00	0.27		(0.20)	0.07	(0.27)	—	—	(0.27)	9.80	0.74	43,717	0.94	6.07	1.04	43

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
															Expenses to
				Net									Ratio of	Ratio of	Average
				Realized									Net	Net	Net Assets
				and				Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Strategic Income Fund(4)
A Shares
Period Ended September 30, 2007*	$9.92	$0.30	(a)	$(0.13)	$0.17	$(0.30)	$—	$—	$(0.30)	$9.79	1.73%	$1,288	1.03%	6.04%	1.05%	326%
Year Ended March 31, 2007	9.68	0.49	(a)	0.30	0.79	(0.39)	(0.16)	—	(0.55)	9.92	8.31	1,144	1.01	5.10	1.03	397
Year Ended March 31, 2006	10.27	0.41	(a)	(0.41)	—	(0.41)	—	(0.18)	(0.59)	9.68	(0.01)	1,740	1.10	4.08	1.16	317
Period Ended March 31, 2005†	9.82	0.39	(a)	0.49	0.88	(0.37)	—	(0.06)	(0.43)	10.27	9.04	3,795	1.15	4.59	1.37	305
Period Ended May 31, 2004	9.93	0.33	(a)	(0.07)	0.26	(0.31)	—	(0.06)	(0.37)	9.82	2.59	4,181	1.15	5.15	1.60	95
C Shares
Period Ended September 30, 2007*	9.88	0.26	(a)	(0.12)	0.14	(0.26)	—	—	(0.26)	9.76	1.49	28,562	1.73	5.36	1.75	326
Year Ended March 31, 2007	9.65	0.43	(a)	0.28	0.71	(0.34)	(0.14)	—	(0.48)	9.88	7.48	32,864	1.71	4.43	1.73	397
Year Ended March 31, 2006	10.24	0.35	(a)	(0.41)	(0.06)	(0.35)	—	(0.18)	(0.53)	9.65	(0.57)	46,679	1.63	3.53	1.83	317
Period Ended March 31, 2005†	9.81	0.37	(a)	0.46	0.83	(0.34)	—	(0.06)	(0.40)	10.24	8.60	79,792	1.42	4.34	1.98	305
Year Ended May 31, 2004	9.99	0.50	(a)	(0.14)	0.36	(0.48)	—	(0.06)	(0.54)	9.81	3.59	117,216	1.43	4.98	2.03	95
Year Ended May 31, 2003	9.80	0.57		0.19	0.76	(0.57)	—	—	(0.57)	9.99	8.16	129,965	1.43	5.67	2.04	52
Period Ended May 31, 2002	10.00	0.25		(0.20)	0.05	(0.25)	—	—	(0.25)	9.80	0.55	39,490	1.53	5.49	2.07	43
Total Return Bond Fund(4)
I Shares
Period Ended September 30, 2007*	9.96	0.26		(0.02)	0.24	(0.26)	—	—	(0.26)	9.94	2.44	624,433	0.30	5.25	0.30	147
Year Ended March 31, 2007	9.86	0.48		0.11	0.59	(0.49)	—	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41		(0.24)	0.17	(0.42)	—	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
Period Ended March 31, 2005	10.30	0.15		(0.14)	0.01	(0.14)	—	(0.05)	(0.19)	10.12	0.09	176,537	0.37	3.12	0.37	150
Year Ended October 31, 2004††	10.31	0.31		0.23	0.54	(0.32)	—	(0.23)	(0.55)	10.30	5.49	56,019	0.45	3.03	0.59	330
Year Ended October 31, 2003	10.00	0.30		0.35	0.65	(0.34)	—	—	(0.34)	10.31	6.58	33,662	0.45	3.10	0.51	463
Year Ended October 31, 2002	10.34	0.42		(0.29)	0.13	(0.42)	—	(0.05)	(0.47)	10.00	1.38	80,727	0.45	4.08	0.70	502
A Shares
Period Ended September 30, 2007*	10.26	0.25		(0.02)	0.23	(0.25)	—	—	(0.25)	10.24	2.25	264	0.54	4.88	0.54	147
Year Ended March 31, 2007	10.15	0.46		0.12	0.58	(0.47)	—	—	(0.47)	10.26	5.82	324	0.54	4.57	0.54	310
Year Ended March 31, 2006	10.41	0.38		(0.24)	0.14	(0.39)	—	(0.01)	(0.40)	10.15	1.38	493	0.56	3.67	0.56	236
Period Ended March 31, 2005	10.60	0.12	(a)	(0.13)	(0.01)	(0.13)	—	(0.05)	(0.18)	10.41	(0.11)	267	0.62	2.78	0.62	150
Year Ended October 31, 2004††	10.49	0.18		0.35	0.53	(0.19)	—	(0.23)	(0.42)	10.60	5.22	417	0.70	2.80	0.83	330
Year Ended October 31, 2003	10.08	0.29		0.34	0.63	(0.22)	—	—	(0.22)	10.49	6.24	303	0.68	2.66	0.68	463
Period Ended October 31, 2002	10.00	0.27		0.09	0.36	(0.28)	—	—	(0.28)	10.08	3.69	166	0.80	3.30	1.11	502
C Shares
Period Ended September 30, 2007*	9.96	0.21		(0.01)	0.20	(0.21)	—	—	(0.21)	9.95	2.03	35	1.30	4.25	1.30	147
Year Ended March 31, 2007	9.86	0.38		0.11	0.49	(0.39)	—	—	(0.39)	9.96	5.10	29	1.30	3.96	1.30	310
Year Ended March 31, 2006	10.12	0.32		(0.24)	0.08	(0.33)	—	(0.01)	(0.34)	9.86	0.76	28	1.24	3.10	1.27	236
Period Ended March 31, 2005	10.30	0.11		(0.13)	(0.02)	(0.11)	—	(0.05)	(0.16)	10.12	(0.17)	1	1.01	2.50	1.37	150
Period Ended October 31, 2004††	10.25	0.01		0.06	0.07	(0.02)	—	—	(0.02)	10.30	0.65	1	1.10	2.71	1.41	330

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Ultra-Short Bond Fund (4)(b)
I Shares
Period Ended September 30, 2007*	$10.00	$0.24		$0.01	$0.25	$(0.24)	$—	$(0.24)	$10.01	2.48%	$79,593	0.30%	4.72%	0.32%	60%
Year Ended March 31, 2007	9.96	0.48		0.05	0.53	(0.49)	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96
Year Ended March 31, 2006	10.00	0.36		(0.04)	0.32	(0.36)	—	(0.36)	9.96	3.23	245,257	0.30	3.61	0.37	114
Period Ended March 31, 2005†	10.05	0.15		(0.05)	0.10	(0.15)	—	(0.15)	10.00	1.22	74,259	0.31	1.89	0.81	44
Year Ended May 31, 2004	10.10	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	10.05	1.01	112,453	0.31	1.50	0.86	83
Year Ended May 31, 2003	10.00	0.20		0.10	0.30	(0.20)	— (c)	(0.20)	10.10	3.16	146,590	0.31	1.84	0.86	56
Period Ended May 31, 2002	10.00	0.05		—	0.05	(0.05)	—	(0.05)	10.00	0.30	33,730	0.36	2.44	0.91	30
U.S. Government Securities Fund
I Shares
Period Ended September 30, 2007*	10.29	0.25		(0.02)	0.23	(0.25)	—	(0.25)	10.27	2.30	593,876	0.55	4.96	0.55	74
Year Ended March 31, 2007	10.19	0.47		0.11	0.58	(0.48)	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
Year Ended March 31, 2006	10.42	0.37		(0.20)	0.17	(0.40)	—	(0.40)	10.19	1.66	316,475	0.65	3.63	0.65	118
Period Ended March 31, 2005†	10.35	0.29		0.09	0.38	(0.31)	—	(0.31)	10.42	3.74	319,058	0.77	3.41	0.80	64
Year Ended May 31, 2004	10.93	0.31	(a)	(0.50)	(0.19)	(0.35)	(0.04)	(0.39)	10.35	(1.77)	298,997	0.81	2.95	0.84	240
Year Ended May 31, 2003	10.47	0.44		0.51	0.95	(0.46)	(0.03)	(0.49)	10.93	9.25	258,585	0.81	4.00	0.84	150
Year Ended May 31, 2002	10.38	0.54		0.26	0.80	(0.54)	(0.17)	(0.71)	10.47	7.90	168,609	0.82	5.09	0.85	262
A Shares
Period Ended September 30, 2007*	10.29	0.24		(0.02)	0.22	(0.24)	—	(0.24)	10.27	2.14	3,824	0.85	4.69	0.85	74
Year Ended March 31, 2007	10.19	0.44		0.11	0.55	(0.45)	—	(0.45)	10.29	5.54	2,849	0.85	4.40	0.85	131
Year Ended March 31, 2006	10.41	0.32		(0.17)	0.15	(0.37)	—	(0.37)	10.19	1.43	3,032	0.99	3.31	0.99	118
Period Ended March 31, 2005†	10.35	0.26		0.08	0.34	(0.28)	—	(0.28)	10.41	3.32	3,080	1.17	3.17	1.28	64
Year Ended May 31, 2004	10.93	0.27	(a)	(0.50)	(0.23)	(0.31)	(0.04)	(0.35)	10.35	(2.17)	8,484	1.22	2.54	1.52	240
Year Ended May 31, 2003	10.47	0.40		0.51	0.91	(0.42)	(0.03)	(0.45)	10.93	8.79	9,333	1.22	3.59	1.45	150
Year Ended May 31, 2002	10.38	0.50		0.26	0.76	(0.50)	(0.17)	(0.67)	10.47	7.47	8,483	1.22	4.70	1.40	262
C Shares
Period Ended September 30, 2007*	10.29	0.20		(0.02)	0.18	(0.20)	—	(0.20)	10.27	1.79	4,475	1.55	3.97	1.55	74
Year Ended March 31, 2007	10.19	0.37		0.11	0.48	(0.38)	—	(0.38)	10.29	4.81	5,121	1.55	3.67	1.55	131
Year Ended March 31, 2006	10.41	0.27		(0.19)	0.08	(0.30)	—	(0.30)	10.19	0.76	7,909	1.66	2.60	1.68	118
Period Ended March 31, 2005†	10.35	0.21		0.08	0.29	(0.23)	—	(0.23)	10.41	2.83	12,229	1.74	2.50	1.85	64
Year Ended May 31, 2004	10.93	0.22	(a)	(0.50)	(0.28)	(0.26)	(0.04)	(0.30)	10.35	(2.67)	18,993	1.73	2.04	1.97	240
Year Ended May 31, 2003	10.48	0.34		0.50	0.84	(0.36)	(0.03)	(0.39)	10.93	8.14	39,423	1.73	3.10	1.93	150
Year Ended May 31, 2002	10.38	0.45		0.27	0.72	(0.45)	(0.17)	(0.62)	10.48	7.06	31,922	1.73	4.17	1.93	262
U.S. Government Securities Ultra-Short Bond Fund (4)(b)
I Shares
Period Ended September 30, 2007*	9.95	0.21		0.05	0.26	(0.22)	—	(0.22)	9.99	2.62	36,334	0.28	4.32	0.37	84
Year Ended March 31, 2007	9.85	0.42		0.11	0.53	(0.43)	—	(0.43)	9.95	5.50	34,411	0.29	4.23	0.33	141
Year Ended March 31, 2006	9.90	0.36		(0.06)	0.30	(0.35)	—	(0.35)	9.85	3.12	42,616	0.29	3.41	0.47	126
Period Ended March 31, 2005†	9.95	0.20		(0.05)	0.15	(0.20)	—	(0.20)	9.90	1.36	49,623	0.18	2.02	0.71	42
Year Ended May 31, 2004	10.00	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	9.95	1.01	77,360	0.24	1.25	0.77	109
Year Ended May 31, 2003	9.95	0.20		0.06	0.26	(0.20)	(0.01)	(0.21)	10.00	2.80	95,277	0.23	1.76	0.76	87
Period Ended May 31, 2002	9.95	0.05		—	0.05	(0.05)	—	(0.05)	9.95	0.32	28,138	0.30	2.42	0.83	34

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
				Net								Ratio of	Ratio of	Average
				Realized								Net	Net	Net Assets
				and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Investment		Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Virginia Intermediate Municipal Bond Fund(4)
I Shares
Period Ended September 30, 2007*	$10.11	$0.18		$(0.03)	$0.15	$(0.18)	$—	$(0.18)	$10.08	1.55%	$205,647	0.60%	3.68%	0.60%	27%
Year Ended March 31, 2007	10.01	0.36		0.10	0.46	(0.36)	—	(0.36)	10.11	4.67	214,908	0.59	3.59	0.60	54
Year Ended March 31, 2006	10.11	0.34		(0.03)	0.31	(0.34)	(0.07)	(0.41)	10.01	3.05	169,743	0.65	3.33	0.66	54
Period Ended March 31, 2005†	10.15	0.28		0.05	0.33	(0.28)	(0.09)	(0.37)	10.11	3.21	176,959	0.71	3.23	0.71	46
Year Ended May 31, 2004	10.68	0.34	(a)	(0.44)	(0.10)	(0.34)	(0.09)	(0.43)	10.15	(1.00)	181,558	0.75	3.23	0.75	26
Year Ended May 31, 2003	10.29	0.36		0.49	0.85	(0.36)	(0.10)	(0.46)	10.68	8.43	206,432	0.75	3.45	0.75	30
Year Ended May 31, 2002	10.14	0.40		0.15	0.55	(0.40)	—	(0.40)	10.29	5.52	191,406	0.75	3.86	0.75	33
A Shares
Period Ended September 30, 2007*	10.11	0.18		(0.03)	0.15	(0.18)	—	(0.18)	10.08	1.48	5,862	0.75	3.53	0.75	27
Year Ended March 31, 2007	10.01	0.35		0.10	0.45	(0.35)	—	(0.35)	10.11	4.52	5,395	0.74	3.43	0.75	54
Year Ended March 31, 2006	10.11	0.33		(0.03)	0.30	(0.33)	(0.07)	(0.40)	10.01	2.92	5,480	0.79	3.22	0.82	54
Period Ended March 31, 2005†	10.15	0.27		0.05	0.32	(0.27)	(0.09)	(0.36)	10.11	3.14	7,143	0.80	3.16	0.90	46
Year Ended May 31, 2004	10.68	0.33	(a)	(0.44)	(0.11)	(0.33)	(0.09)	(0.42)	10.15	(1.04)	10,566	0.79	3.19	1.04	26
Year Ended May 31, 2003	10.29	0.36		0.49	0.85	(0.36)	(0.10)	(0.46)	10.68	8.38	10,484	0.79	3.40	1.07	30
Year Ended May 31, 2002	10.14	0.39		0.16	0.55	(0.40)	—	(0.40)	10.29	5.47	7,257	0.79	3.82	1.11	33
C Shares
Period Ended September 30, 2007*	10.11	0.13		(0.04)	0.09	(0.13)	—	(0.13)	10.07	0.95	3,104	1.60	2.68	1.60	27
Year Ended March 31, 2007	10.01	0.26		0.10	0.36	(0.26)	—	(0.26)	10.11	3.64	3,289	1.60	2.63	1.61	54
Period Ended March 31, 2006	10.27	0.14		(0.19)	(0.05)	(0.14)	(0.07)	(0.21)	10.01	(0.52)	9	1.62	2.35	1.62	54

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
			Net									Ratio of	Ratio of	Average
			Realized									Net	Net	Net Assets
			and			Distributions			Net			Expenses	Investment	(Excluding
	Net Asset	Net	Unrealized		Dividends	from		Total	Asset			to	Income to	Waivers,
	Value,	Investment	Gain		from Net	Realized		Dividends	Value,		Net Assets,	Average	Average	Reimbursements
	Beginning	Income	(Loss) on	Total From	Investment	Capital		and	End of	Total	End of	Net	Net	and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains		Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)
Prime Quality Money Market Fund
I Shares
Period Ended September 30, 2007*	$1.00	$0.02	$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.45%	$3,393,676	0.52%	4.83%	0.52%
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	4.83	3,248,781	0.53	4.73	0.53
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	3.25	2,976,881	0.58	3.19	0.61
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.13	3,173,794	0.60	1.34	0.71
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.52	3,477,598	0.63	0.52	0.74
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	1.17	4,284,266	0.63	1.14	0.74
Year Ended May 31, 2002	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.29	3,907,203	0.63	2.22	0.74
A Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.37	6,580,531	0.67	4.68	0.67
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	4.67	5,917,224	0.68	4.59	0.68
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	3.08	4,011,561	0.74	3.16	0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	0.96	2,124,606	0.80	1.17	0.91
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—	(c)	— (c)	1.00	0.34	1,851,615	0.81	0.34	0.95
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.98	1,925,521	0.81	0.96	0.94
Year Ended May 31, 2002	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.11	1,887,033	0.81	2.09	0.94
C Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.32	4,221	0.77	4.58	0.77
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—		(0.04)	1.00	4.57	3,733	0.78	4.47	0.78
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	3.01	3,991	0.82	2.81	1.10
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	0.94	10,093	0.83	0.99	1.48
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—	(c)	— (c)	1.00	0.22	25,444	0.93	0.21	1.59
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.54	14,633	1.25	0.53	1.62
Year Ended May 31, 2002	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.36	12,302	1.54	1.04	1.70
Tax-Exempt Money Market Fund
I Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	1.64	1,262,734	0.48	3.26	0.48
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(c)	(0.03)	1.00	3.15	1,157,688	0.48	3.10	0.48
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(c)	(0.02)	1.00	2.27	1,172,717	0.50	2.25	0.53
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.90	936,272	0.51	1.04	0.61
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—	(c)	— (c)	1.00	0.48	978,548	0.55	0.46	0.64
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.81	1,088,415	0.54	0.79	0.64
Year Ended May 31, 2002	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	1.38	907,827	0.55	1.39	0.65
A Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	1.57	699,560	0.63	3.11	0.63
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(c)	(0.03)	1.00	3.00	594,416	0.63	2.95	0.63
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(c)	(0.02)	1.00	2.12	671,164	0.65	2.10	0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.78	402,333	0.65	0.92	0.75
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—	(c)	— (c)	1.00	0.35	274,543	0.67	0.34	0.80
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.68	239,451	0.67	0.67	0.79
Year Ended May 31, 2002	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	1.26	218,048	0.67	1.25	0.80

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
			Net									Ratio of	Ratio of	Average
			Realized									Net	Net	Net Assets
			and			Distributions			Net			Expenses	Investment	(Excluding
	Net Asset	Net	Unrealized		Dividends	from		Total	Asset			to	Income to	Waivers,
	Value,	Investment	Gain		from Net	Realized		Dividends	Value,		Net Assets,	Average	Average	Reimbursements
	Beginning	Income	(Loss) on	Total From	Investment	Capital		and	End of	Total	End of	Net	Net	and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains		Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)
U.S. Government Securities Money Market Fund
I Shares
Period Ended September 30, 2007*	$1.00	$0.02	$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.34%	$655,372	0.59%	4.63%	0.59%
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	4.62	691,145	0.59	4.56	0.59
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	3.07	413,893	0.62	2.99	0.65
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.03	517,253	0.62	1.24	0.71
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—		— (c)	1.00	0.43	615,324	0.66	0.43	0.75
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.01	992,560	0.65	1.00	0.74
Year Ended May 31, 2002	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.25	997,759	0.66	2.17	0.75
A Shares	—
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.27	310,152	0.74	4.48	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—		(0.04)	1.00	4.46	257,949	0.74	4.37	0.74
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	2.91	253,648	0.77	2.91	0.80
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	0.89	230,041	0.78	1.06	0.88
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—		— (c)	1.00	0.28	234,100	0.80	0.28	0.92
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	0.86	250,246	0.80	0.86	0.92
Year Ended May 31, 2002	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.11	210,004	0.80	2.02	0.92
U.S. Treasury Money Market Fund(4)
I Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.23	1,170,386	0.59	4.40	0.59
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	4.61	1,025,065	0.58	4.50	0.58
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	2.99	1,650,172	0.60	2.98	0.63
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	0.99	1,407,783	0.62	1.19	0.71
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—	(c)	— (c)	1.00	0.37	1,233,565	0.66	0.32	0.75
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.88	1,080,779	0.65	0.81	0.74
Year Ended May 31, 2002	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	1.96	871,946	0.65	1.90	0.74
A Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.15	47,204	0.74	4.18	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—		(0.04)	1.00	4.45	31,554	0.73	4.41	0.73
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	2.84	12,366	0.75	3.12	0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	0.88	303	0.75	0.97	1.48
Period Ended May 31, 2004	1.00	—	—	—	— (c)	—	(c)	— (c)	1.00	0.15	401	0.75	0.21	3.17	(e)

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
														Expenses to
			Net									Ratio of	Ratio of	Average
			Realized									Net	Net	Net Assets
			and			Distributions			Net			Expenses	Investment	(Excluding
	Net Asset	Net	Unrealized		Dividends	from		Total	Asset			to	Income to	Waivers,
	Value,	Investment	Gain		from Net	Realized		Dividends	Value,		Net Assets,	Average	Average	Reimbursements
	Beginning	Income	(Loss) on	Total From	Investment	Capital		and	End of	Total	End of	Net	Net	and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains		Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)
Virginia Tax-Free Money Market Fund
I Shares
Period Ended September 30, 2007*	$1.00	$0.02	$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	1.65%	$260,066	0.45%	3.26%	0.45%
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(c)	(0.03)	1.00	3.14	230,191	0.45	3.09	0.45
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(c)	(0.02)	1.00	2.33	226,319	0.46	2.28	0.46
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.94	177,377	0.46	1.07	0.46
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.56	173,959	0.50	0.51	0.50
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.85	219,701	0.49	0.84	0.49
Year Ended May 31, 2002	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	1.44	240,681	0.50	1.45	0.50
A Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	1.57	401,229	0.60	3.11	0.60
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(c)	(0.03)	1.00	2.98	378,541	0.60	2.94	0.60
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(c)	(0.02)	1.00	2.16	303,752	0.62	2.12	0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.77	197,380	0.66	0.92	0.86
Year Ended May 31, 2004	1.00	—	—	—	— (c)	—	(c)	— (c)	1.00	0.38	118,339	0.67	0.34	0.90
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	0.67	96,325	0.67	0.66	0.90
Year Ended May 31, 2002	1.00	0.01	—	0.01	(0.01)	—	(c)	(0.01)	1.00	1.27	99,141	0.67	1.22	0.90

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

*	Unaudited

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Inception Date

High Income Fund	I Shares	October 3, 2001
High Income Fund	C Shares	October 27, 2003
Intermediate Bond Fund	A Shares	October 11, 2004
Intermediate Bond Fund	C Shares	October 11, 2004
Limited Duration Fund	I Shares	October 25, 2002
Maryland Municipal Bond Fund	A Shares	April 13, 2005
North Carolina Tax-Exempt Bond Fund	I Shares	January 8, 2004
North Carolina Tax-Exempt Bond Fund	A Shares	March 21, 2005
North Carolina Tax-Exempt Bond Fund	C Shares	March 21, 2005
Seix Floating Rate High Income Fund	I Shares	March 2, 2006
Seix Floating Rate High Income Fund	A Shares	May 8, 2006
Seix Floating Rate High Income Fund	C Shares	August 3, 2007
Seix High Yield Fund	A Shares	December 21, 2001
Seix High Yield Fund	C Shares	October 11, 2004
Strategic Income Fund	I Shares	November 30, 2001
Strategic Income Fund	A Shares	October 8, 2003
Strategic Income Fund	C Shares	November 30, 2001
Total Return Bond Fund	I Shares	January 25, 2002
Total Return Bond Fund	C Shares	October 11, 2004
Ultra-Short Bond Fund	I Shares	April 15, 2002
U.S. Government Securities Ultra-Short Bond Fund	I Shares	April 11, 2002
Virginia Intermediate Municipal Bond Fund	C Shares	September 1, 2005
U.S. Treasury Money Market Fund	A Shares	November 12, 2003

(a)	Per share data calculated using average shares outstanding method.

(b)	Financial Highlights per share amounts for the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund have been adjusted for a 5:1 reverse stock split and 4.974874:1 reverse stock split, respectively which occured on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002.

(c)	Amount less than $0.005.

(d)	Amounts are not meaningful due to the short period of operations.

(e)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

†	Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

		Change to Net	Change to Ratio of Net
	Change to Net	Realized and	Investment Income to Average
	Investment	Unrealized Gain	Net Assets
	Income Per Share	(Loss) Per Share	I Shares	A Shares	C Shares

Georgia Tax-Exempt Bond Fund	$0.01	$(0.01)	0.16%	0.14%	0.14%
Investment Grade Bond Fund	0.01	(0.01)	0.18%	0.14%	0.14%
Investment Grade Tax-Exempt Bond Fund	(0.01)	0.01	(0.08)%	(0.07)%	(0.06)%
Limited-Term Federal Mortgage Securities Fund	0.04	(0.04)	0.47%	0.42%	0.36%
Maryland Municipal Bond Fund	(0.01)	0.01	(0.07)%	(0.06)%
North Carolina Tax-Exempt Bond Fund	(0.02)	0.02	(0.20)%	—	—
Short-Term Bond Fund	0.01	(0.01)	0.08%	0.07%	0.06%
Strategic Income Fund	0.01	(0.01)	0.22%	0.14%	0.13%
U.S. Government Securities Fund	0.02	(0.02)	0.23%	0.11%	0.17%
U.S. Government Securities Ultra-Short Bond Fund	0.01	(0.01)	0.24%

††	Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

		Change to Net	Change to Ratio of Net
	Change to Net	Realized and	Investment Income to Average
	Investment	Unrealized Gain	Net Assets
	Income Per Share	(Loss) Per Share	I Shares	A Shares	C Shares

Seix High Yield Fund	$0.01	$(0.01)	0.06%	0.05%	0.84%

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

1.	Organization

The STI Classic Funds (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering 49 funds as of September 30, 2007. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund may offer I Shares only. The Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund offer I Shares and A Shares. The remaining Funds offer I Shares, A Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution Plan and the Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund A Shares have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is less, if redeemed within one year of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Reorganizations

Intermediate Bond Fund  — The Trust entered into a plan of reorganization on behalf of the High Quality Bond Fund and the Intermediate Bond Fund that provides for the acquisition by the Intermediate Bond Fund of all of the assets, subject to stated liabilities, of the High Quality Bond Fund in exchange for I Shares of the Intermediate Bond Fund, the distribution of such shares to the shareholders of the High Quality Bond Fund and the dissolution of the High Quality Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the Board of Trustees (the “Board”) on November 14, 2006

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

and completed on January 31, 2007. The following is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	High Quality	Intermediate	Intermediate
	Bond Fund	Bond Fund	Bond Fund

Shares	3,484,579	6,031,180	9,440,405
Net Assets	$33,737,909	$59,685,005	$93,422,914
Net Asset Value:
I Shares	$9.68	$9.90	$9.90
Net unrealized depreciation	$(120,650)	$(230,831)	$(351,481)

Total Return Bond Fund (formerly Core Bond Fund) — The Trust entered into a plan of reorganization on behalf of the Total Return Bond Fund and the Core Bond Fund that provides for the acquisition by the Core Bond Fund of all of the assets, subject to stated liabilities, of the Total Return Bond Fund in exchange for I Shares of the Core Bond Fund, the distribution of such shares to the shareholders of the Total Return Bond Fund and the dissolution of the Total Return Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the Board on August 8, 2006 and completed on September 29, 2006. The following is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	Total Return	Core Bond	Core Bond
	Bond Fund	Fund	Fund*

Shares	6,691,066	51,166,306	57,763,510
Net Assets	$65,561,317	$508,477,671	$574,038,988
Net Asset Value:
I Shares	$9.80	$9.94	$9.94
Net unrealized appreciation	$162,998	$1,666,657	$1,829,655

*	Immediately following the reorganization of the Total Return Bond Fund and the Core Bond Fund to form the Core Bond Fund, the reorganized Core Bond Fund was renamed the Total Return Bond Fund.

Virginia Intermediate Municipal Bond Fund — The Trust entered into a plan of reorganization on behalf of the Virginia Municipal Bond Fund and the Virginia Intermediate Municipal Bond Fund that provides for the acquisition by the Virginia Intermediate Municipal Bond Fund of all of the assets, subject to stated liabilities, of the Virginia Municipal Bond Fund in exchange for I Shares, A Shares and C Shares of the Virginia Intermediate Municipal Bond Fund, the distribution of such shares to the shareholders of the Virginia Municipal Bond Fund and the dissolution of the Virginia Municipal Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the Board on May 9, 2006 and completed on July 31, 2006. The following is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	Virginia Municipal	Virginia Intermediate	Virginia Intermediate
	Bond Fund	Municipal Bond Fund	Municipal Bond Fund

Shares	5,377,872	16,831,718	22,319,449
Net Assets	$54,954,122	$168,557,960	$223,512,082
Net Asset Value:
I Shares	$10.22	$10.01	$10.01
A Shares	$10.21	$10.01	$10.01
C Shares	$10.26	$10.01	$10.01
Net unrealized appreciation	$921,773	$1,673,902	$2,595,675

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

3. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments n other investment companies are valued at their respective net asset values.

The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. On October 17, 2007, the Receiver for Cheyne Financial PLC stated that it would cease making payments on its commercial paper. On October 19, 2007, SunTrust Banks, Inc. (“SunTrust”) established an irrevocable letter of credit in favor of the Trust with respect to Money Market Fund’s investments in medium term notes issued by Cheyne Finance LLC. The letter of credit, in the amount of $117,500,000, allows the Trust to draw upon it for payment of any scheduled interest or principal payments that are due but not paid under each respective note. The Investment Adviser has concluded that the amount of the letter of credit would cover all amounts due for the life of, and at the maturity of the notes. The Trust would transfer the notes to SunTrust in consideration for any amounts paid to the Funds under the letter of credit. The provisions of the letter of credit would enable the Funds to continue holding the notes. The investments continue to be valued using amortized cost, as reported on the Schedule of Portfolio Investments.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Contracts — Each Fund (except the Money Market Funds) may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if a counterparty is unable to meet the items of a forward currency contract or if the value of the foreign currency changes unfavorably. As of September 30, 2007, certain Funds had outstanding forward foreign currency contracts as listed on the Schedules of Portfolio Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Securities Lending — Each Fund (except the Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Flagship Fund (USA) LLC (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At September 30, 2007, the Portfolio was invested in certificates of deposit, repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 4.900% to 5.983% and maturity dates ranging from 10/1/2007 to 10/15/2019).

The Funds paid securities lending fees during the period ended September 30, 2007, which have been netted against the Income from Securities Lending on the Statements of Operations. These fees are presented below (in thousands):

Fees ($)

High Income Fund	9
Intermediate Bond Fund	70
Investment Grade Bond Fund	56
Limited-Term Federal Mortgage Securities Fund	1
Seix High Yield Fund	59
Short-Term Bond Fund	19
Short-Term U.S. Treasury Securities Fund	9
Strategic Income Fund	14
Total Return Bond Fund	47
Ultra-Short Bond Fund	—
U.S. Government Securities Fund	65
U.S. Government Securities Ultra-Short Bond Fund	—

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. The Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.”

Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of September 30, 2007, there were no open mortgage dollar rolls.

Bank Loans — The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, and Strategic Income Fund invest in first and second lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked to market daily, are presented with the Schedule of Portfolio Investments. At September 30, 2007, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.

Swap Agreements — The High Income, Intermediate Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond, Seix Floating Rate High Income, Seix High Yield, Short-Term Bond, Strategic Income and Total Return Bond Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be on the statement of assets and liabilities and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principle amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Futures Contracts — Each of the Funds may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. The Strategic Income Fund does not have any compensating balance arrangements with its custodian, Brown Brothers Harriman & Co.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of September 30, 2007, all of these restricted securities have been deemed liquid by the Funds’ advisers based upon procedures approved by the Board unless stated otherwise on each Fund’s Schedule of Portfolio Investments.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the STI Classic Variable Trust (collectively, the “STI Complex”) are allocated across the STI Complex based upon relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

New Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

4.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and Trusco Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an advisory agreement.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund (other than the Money Market Funds) up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. For the Money Market Funds, the maximum annual advisory fee is charged on average daily assets of each Money Market Fund up to $1 billion, a discount of 5% applies on the next $1.5 billion, a discount of 10% applies on amounts over $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the period April 1, 2007 through September 30, 2007 were as follows:

	Maximum	Discounted		Net
	Annual	Annual	Advisory Fees	Annual
	Advisory	Advisory	Waived or	Fees
	Fee (%)	Fee (%)	Reimbursed (%)	Paid (%)

Georgia Tax-Exempt Bond Fund	0.55	0.55	—	0.55
High Grade Municipal Bond Fund	0.55	0.55	—	0.55
High Income Fund	0.60	0.60	—	0.60

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

	Maximum	Discounted		Net
	Annual	Annual	Advisory Fees	Annual
	Advisory	Advisory	Waived or	Fees
	Fee (%)	Fee (%)	Reimbursed (%)	Paid (%)

Intermediate Bond Fund	0.25	0.25	—	0.25
Investment Grade Bond Fund	0.50	0.50	—	0.50
Investment Grade Tax-Exempt Bond Fund	0.50	0.50	—	0.50
Limited Duration Fund	0.10	0.10	—	0.10
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	—	0.50
Maryland Municipal Bond Fund	0.55	0.55	—	0.55
North Carolina Tax-Exempt Bond Fund	0.55	0.55	—	0.55
Seix Floating Rate High Income Fund	0.45	0.45	—	0.45
Seix High Yield Fund	0.45	0.44	—	0.44
Short-Term Bond Fund	0.40	0.40	—	0.40
Short-Term U.S. Treasury Securities Fund	0.40	0.40	—	0.40
Strategic Income Fund	0.60	0.60	(0.01)	0.59
Total Return Bond Fund	0.25	0.25	—	0.25
Ultra-Short Bond Fund	0.22	0.22	—	0.22
U.S. Government Securities Fund	0.50	0.50	—	0.50
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.20	(0.06)	0.14
Virginia Intermediate Municipal Bond Fund	0.55	0.55	—	0.55
Prime Quality Money Market Fund	0.55	0.48	—	0.48
Tax-Exempt Money Market Fund	0.45	0.44	—	0.44
U.S. Government Securities Money Market Fund	0.55	0.55	—	0.55
U.S. Treasury Money Market Fund	0.55	0.55	—	0.55
Virginia Tax-Free Money Market Fund	0.40	0.40	—	0.40

The Investment Adviser has contractually agreed, until at least August 1, 2008, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Operating Expense, expressed as a percentage of average daily net assets, as noted below:

		Total Operating
		Expense (%)

Seix Floating Rate High Income Fund	I Shares	0.55
Seix Floating Rate High Income Fund	A Shares	0.85
Seix Floating Rate High Income Fund	C Shares	1.55

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed Total Operating Expense in place at that time. During the period from April 1, 2007 through September 30, 2007, the Investment Adviser does not intend to recapture such amounts. As of September 30, 2007, there were no available cumulative potential reimbursements based on reimbursements within three years of the corresponding Expense Limitation Agreement (until August 1, 2010) after being reduced by amounts forfeited during the current fiscal year.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), formerly BISYS Fund

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Services Ohio, Inc., under which the Administrator provides administrative, fund accounting and transfer agent, and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the STI Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,714 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the STI Complex, including $300,000 towards the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the STI Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement. The fees the Distributor receives for the services it performs pursuant to the Distribution Agreement have been waived through September 30, 2007. Prior to August 1, 2007, BISYS Fund Services Limited Partnership was the distributor for the Funds. With respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of C Shares) a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2007 were as follows:

	Board Approved	Board Approved
	and Charged	and Charged
	A Share	C Share
	Distribution	Distribution
	Fee (%)	and Service Fee (%)

Georgia Tax-Exempt Bond Fund	0.15	1.00
High Grade Municipal Bond Fund	0.15	1.00
High Income Fund	0.30	1.00
Intermediate Bond Fund	0.25	1.00
Investment Grade Bond Fund	0.30	1.00
Investment Grade Tax-Exempt Bond Fund	0.30	1.00
Limited-Term Federal Mortgage Securities Fund	0.20	1.00
Maryland Municipal Bond Fund	0.15	1.00
North Carolina Tax-Exempt Bond Fund	0.15	1.00
Seix Floating Rate High Income Fund	0.30	1.00
Seix High Yield Fund	0.25	1.00
Short-Term Bond Fund	0.20	1.00
Short-Term U.S. Treasury Securities Fund	0.18	1.00
Strategic Income Fund	0.30	1.00
Total Return Bond Fund	0.25	1.00
U.S. Government Securities Fund	0.30	1.00
Virginia Intermediate Municipal Bond Fund	0.15	1.00
Prime Quality Money Market Fund	0.15	0.25
Tax-Exempt Money Market Fund	0.15	N/A
U.S. Government Securities Money Market Fund	0.15	N/A
U.S. Treasury Money Market Fund	0.15	N/A
Virginia Tax-Free Money Market Fund	0.15	N/A

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Custodian Agreements — SunTrust Bank acts as custodian for the Funds except for the Strategic Income Fund, which has appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the STI Complex are also officers of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2007, retainer and meeting fees are as follows:

	Chairman ($)	Trustee ($)

Annual Retainer	55,000	44,000
Regular Meeting Fee	10,000	8,000
Special Meeting Fee	5,000	4,000
Committee Meeting Fee	4,500	3,000

The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of Class I Shares of one or more series of the STI Classic Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. As of September 30, 2007, under the deferred compensation plan, the Trust had deferred liability of approximately $248,537.

The Investment Adviser provides services to the STI Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $475,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the STI Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the STI Complex and are reflected on the Statements of Operations as “Compliance Service Fees.”

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2007, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

Fees ($)

High Grade Municipal Bond Fund	—
High Income Fund	1
Investment Grade Tax-Exempt Bond Fund	—
Seix Floating Rate High Income Fund	11
Seix High Yield Fund	6
Prime Quality Money Market Fund	33
U.S. Government Securities Money Market Fund	120
U.S. Treasury Money Market Fund	190

Amounts designated as “—” round to less than $1,000.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2007, were as follows (in thousands):

		Sales and
	Purchases ($)	Maturities ($)

Georgia Tax-Exempt Bond Fund	50,733	37,754
High Grade Municipal Bond Fund	171,616	173,881
High Income Fund	174,023	178,298
Intermediate Bond Fund	218,461	71,003
Investment Grade Bond Fund	128,496	85,523
Investment Grade Tax-Exempt Bond Fund	495,171	419,120
Limited Duration Fund	44,952	22,679
Limited-Term Federal Mortgage Securities Fund	19,303	744
Maryland Municipal Bond Fund	6,668	7,032
North Carolina Tax-Exempt Bond Fund	20,863	20,714
Seix Floating Rate High Income Fund	609,287	420,295
Seix High Yield Fund	570,364	779,452
Short-Term Bond Fund	98,574	100,259
Strategic Income Fund	195,685	186,828
Total Return Bond Fund	234,822	75,986
Ultra-Short Bond Fund	9,651	17,363
U.S. Government Securities Fund	101,378	2,625
U.S. Government Securities Ultra-Short Bond Fund	—	371
Virginia Intermediate Municipal Bond Fund	58,288	65,784

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding securities maturing less than one year from acquisition, for the period ended September 30, 2007, were as follows (in thousands):

		Sales and
	Purchases ($)	Maturities ($)

Intermediate Bond Fund	1,046,681	771,738
Investment Grade Bond Fund	433,625	502,975
Limited Duration Fund	1,466	259
Limited-Term Federal Mortgage Securities Fund	151,539	469,893
Seix Floating Rate High Income Fund	—	2,915
Short-Term Bond Fund	215,426	241,371
Short-Term U.S. Treasury Securities Fund	26,597	32,224
Strategic Income Fund	132,576	153,759
Total Return Bond Fund	714,061	797,108
Ultra-Short Bond Fund	34,727	31,708
U.S. Government Securities Fund	416,426	460,005
U.S. Government Securities Ultra-Short Bond Fund	26,949	26,216

6.	Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. foreign currency transactions and the difference between book and tax amortization methods for premium and market discounts), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

As required, effective September 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

At September 30, 2007, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2007 are presented on each Fund’s Schedule of Portfolio Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2007 was as follows (in thousands):

	Distributions paid from
	Net	Net Long	Total			Total
	Investment	Term Capital	Taxable	Tax-Exempt	Return of	Distributions
Fund	Income ($)	Gains ($)	Distributions ($)	Distributions ($)	Capital ($)	Paid ($)*

Georgia Tax-Exempt Bond Fund	—	110	110	5,296	—	5,406
High Grade Municipal Bond Fund	50	261	311	5,750	—	6,061
High Income Fund	5,497	—	5,497	—	—	5,497
Intermediate Bond Fund	3,670	—	3,670	—	—	3,670
Investment Grade Bond Fund	21,516	—	21,516	—	—	21,516
Investment Grade Tax-Exempt Bond Fund	1,228	227	1,455	11,267	—	12,722
Limited Duration Fund	3,643	9	3,652	—	—	3,652
Limited-Term Federal Mortgage Securities Fund	18,460	—	18,460	—	—	18,460
Maryland Municipal Bond Fund	36	106	142	1,376	—	1,518
North Carolina Tax-Exempt Bond Fund	—	—	—	1,516	—	1,516
Seix Floating Rate High Income Fund	26,504	—	26,504	—	—	26,504
Seix High Yield Fund	85,396	—	85,396	—	—	85,396
Short-Term Bond Fund	14,992	—	14,992	—	—	14,992
Short-Term U.S. Treasury Securities Fund	2,675	—	2,675	—	—	2,675
Strategic Income Fund	6,746	—	6,746	—	2,761	9,507
Total Return Bond Fund	26,630	—	26,630	—	—	26,630
Ultra-Short Bond Fund	7,874	—	7,874	—	—	7,874
U.S. Government Securities Fund	20,925	—	20,925	—	—	20,925
U.S. Government Securities Ultra-Short Bond Fund	1,529	—	1,529	—	—	1,529
Virginia Intermediate Municipal Bond Fund	—		—	7,244	—	7,244
Prime Quality Money Market Fund	358,404	88	358,492	—	—	358,492
Tax-Exempt Money Market Fund	101	20	121	56,823	—	56,944
U.S. Government Securities Money Market Fund	32,696	—	32,696	—	—	32,696
U.S. Treasury Money Market Fund	63,779	—	63,779	—	—	63,779
Virginia Tax-Free Money Market Fund	4	—	4	16,287	—	16,291

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

As of March 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

	Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Total Accumulated
	Tax Exempt	Ordinary	Long Term	Accumulated	Distributions	Capital and Other	Appreciation	Earnings
	Income ($)	Income ($)	Capital Gains ($)	Earnings ($)	Payable ($)	Losses ($)**	(Depreciation) ($)***	(Deficit) ($)

Georgia Tax-Exempt Bond Fund	302	—	—	302	(540)	(111)	3,254	2,905
High Grade Municipal Bond Fund	497	269	165	931	(503)	—	1,790	2,218
High Income Fund	—	1,656	—	1,656	(506)	—	1,786	2,936
Intermediate Bond Fund	—	964	—	964	(407)	(3,785)	52	(3,176)
Investment Grade Bond Fund	—	1,485	—	1,485	(1,893)	(14,840)	635	(14,613)
Investment Grade Tax-Exempt Bond Fund	1,039	859	508	2,406	(1,192)	—	1,448	2,662
Limited Duration Fund	—	183	—	183	(184)	(28)	(5)	(34)
Limited-Term Federal Mortgage Securities Fund	—	1,826	—	1,826	(1,756)	(18,607)	(542)	(19,079)
Maryland Municipal Bond Fund	67	9	13	89	(111)	—	855	833
North Carolina Tax-Exempt Bond Fund	74	—	—	74	(138)	(133)	541	344
Seix Floating Rate High Income Fund	—	5,261	—	5,261	(3,748)	(15)	1,843	3,341
Seix High Yield Fund	—	7,190	—	7,190	(7,172)	(16,794)	14,967	(1,809)
Short-Term Bond Fund	—	1,706	—	1,706	(1,693)	(11,178)	(375)	(11,540)
Short-Term U.S. Treasury Securities Fund	—	248	—	248	(251)	(2,419)	4	(2,418)
Strategic Income Fund	—	—	—	—	(845)	(4,400)	1,579	(3,666)
Total Return Bond Fund	—	1,995	—	1,995	(2,672)	(8,527)	(1,103)	(10,307)
Ultra-Short Bond Fund	—	454	—	454	(434)	(2,419)	391	(2,008)
U.S. Government Securities Fund	—	2,471	—	2,471	(2,305)	(8,995)	1,629	(7,200)
U.S. Government Securities Ultra-Short Bond Fund	—	144	—	144	(129)	(1,342)	190	(1,137)
Virginia Intermediate Municipal Bond Fund	671	—	—	671	(697)	(96)	4,641	4,519
Prime Quality Money Market Fund	—	36,614	—	36,614	(36,565)	—	—	49
Tax-Exempt Money Market Fund	4,721	56	63	4,840	(4,692)	—	—	148
U.S. Government Securities Money Market Fund	—	3,807	—	3,807	(3,791)	(2)	—	14
U.S. Treasury Money Market Fund	—	4,173	—	4,173	(4,091)	(212)	—	(130)
Virginia Tax-Free Money Market Fund	1,543	—	—	1,543	(1,529)	—	—	14

**	As of the latest tax year end of March 31, 2007, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

	Expires
	2009 ($)	2011 ($)	2012 ($)	2013 ($)	2014 ($)	2015 ($)

Georgia Tax-Exempt Bond Fund	—	—	—	—	—	102
Intermediate Bond Fund	—	—	718	—	1,179	—
Investment Grade Bond Fund	7,224	—	—	—	—	7,017
Limited Duration Fund	—	—	—	—	—	13
Limited-Term Federal Mortgage Securities Fund	—	—	5,162	3,272	5,209	4,012
North Carolina Tax-Exempt Bond Fund	—	—	—	—	130	—
Seix High Yield Fund	—	—	—	—	5,154	11,640
Short-Term Bond Fund	352	9,216	22	354	47	978
Short-Term U.S. Treasury Securities Fund	—	—	—	245	907	1,149
Strategic Income Fund	—	—	—	—	—	4,195
Total Return Bond Fund	—	161	573	1,285	—	4,712
Ultra-Short Bond Fund	—	—	588	548	573	665
U.S. Government Securities Fund	—	—	2,698	508	251	5,287
U.S. Government Securities Ultra-Short Bond Fund	—	—	519	393	272	150
Virginia Intermediate Municipal Bond Fund	—	—	—	—	33	63
U.S. Treasury Money Market Fund	—	—	—	165	42	5

During the year ended March 31, 2007, the Intermediate Bond Fund and North Carolina Tax-Exempt Bond Fund utilized $319 and $40, respectively, in thousands, in capital loss carryforwards.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

The Georgia Tax-Exempt Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund and U.S. Government Securities Money Market Fund have incurred and will elect to defer $9, $1,888, $599, $15, $952, $3, $15, $209, $118, $205, $1,796, $45, $251, $8 and $2, respectively, in thousands, in capital losses.

***	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount.

Amounts designated as “—” are either $0 or have been rounded to $0.

7.	Risks

The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, and Strategic Income Fund invest in first and second lien senior floating rate loans. The risk associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

The Intermediate Bond, Investment Grade Bond, Strategic Income and Total Return Bond Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond and Virginia Tax-Free Money Market Funds’ concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, Ultra-Short Bond, U.S. Government Securities and U.S. Government Securities Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.

The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Mr. Ridley is a trustee who may be deemed to be an “interested person” of the Trust.

Name, Business		Term of		Number of
Address, State of	Position	Office and	Principal	Portfolios in	Other
Residence and	Held With	Length of	Occupation(s)	Fund Complex	Directorships
Date of Birth	Trust	Time Served	During the Past 5 Years	Overseen	Held

INTERESTED TRUSTEES*:
Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 06/42	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	54	Crawford & Co.; Haverty Furniture Companies

INDEPENDENT TRUSTEES:
Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) DOB 02/50	Trustee	Indefinite; since January 2007	Retired. Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	54	None

F. Wendell Gooch 3435 Stelzer Road Columbus, OH 43219 (Indiana) DOB 12/32	Trustee	Indefinite; since May 1992	Retired	54	SEI Family of Funds

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 07/49	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	54	ServiceMaster Company; Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 11/40	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	54	WellPoint, Inc.; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 04/58	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	54	None

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) DOB 07/35	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	54	None

*	Mr. Ridley may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act, because of a material business relationship with the parent of the Investment Adviser.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Term of Office
Name, Address	Position(s) Held	and Length	Principal Occupation(s)
and Date of Birth	with Trust	of Time Served	During the Past 5 Years

OFFICERS
Julia Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One-year: since July 2007	Managing Director, Product Manager, Trusco Capital Management, Inc. (since 2004); Relationship Manager, SEI Investments (Financial Services) (1994-2004)

Deborah A. Lamb 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 10/52	Executive Vice President; Assistant Secretary; Chief Compliance Officer	One-year; since September 2004; since November 2003; since August 2004 (respectively)	Chief Compliance Officer, Managing Director, Trusco Capital Management, Inc. (since 2003); President, Investment Industry Consultants, LLC (2000-2003);

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer; Chief Accounting Officer	One-year; since March 2007	Vice President, Financial Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One-year; since February 2005	Senior Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2004); Director and Counsel, Investors Bank & Trust Company (1999-2004)

Jennifer A. English 3435 Stelzer Road Columbus, OH 43219 DOB 03/72	Assistant Secretary	One-year; since November 2005	Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2007); Assistant Counsel, Legal Services, Citi Fund Services Ohio, Inc. (2005-2007); Assistant Counsel, PFPC, Inc. (2002-2005)

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

ADDITIONAL INFORMATION
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Expense Examples

As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 through September 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07 ($)	09/30/07 ($)	04/01/07-09/30/07 ($)	04/01/07-09/30/07 (%)

Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,005.90	3.02	0.60
	A Shares	1,000.00	1,006.10	3.77	0.75
	C Shares	1,000.00	1,001.90	8.03	1.60
High Grade Muncipal Bond Fund	I Shares	1,000.00	1,010.80	3.13	0.62
	A Shares	1,000.00	1,010.10	3.93	0.78
	C Shares	1,000.00	1,005.80	8.20	1.63
High Income Fund	I Shares	1,000.00	1,001.30	3.51	0.70
	A Shares	1,000.00	998.40	4.96	0.99
	C Shares	1,000.00	996.30	8.51	1.70
Intermediate Bond Fund	I Shares	1,000.00	1,030.40	1.53	0.30
	A Shares	1,000.00	1,028.90	2.75	0.54
	C Shares	1,000.00	1,024.70	7.26	1.43
Investment Grade Bond Fund	I Shares	1,000.00	1,027.10	2.85	0.56
	A Shares	1,000.00	1,025.60	4.37	0.86
	C Shares	1,000.00	1,022.00	7.91	1.56
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,017.10	2.78	0.55
	A Shares	1,000.00	1,015.50	4.29	0.85
	C Shares	1,000.00	1,012.00	7.87	1.56
Limited Duration Fund	I Shares	1,000.00	1,026.60	0.86	0.17
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,020.00	2.89	0.57
	A Shares	1,000.00	1,020.00	3.95	0.78
	C Shares	1,000.00	1,015.90	7.98	1.58
Maryland Municipal Bond Fund	I Shares	1,000.00	1,008.90	3.17	0.63
	A Shares	1,000.00	1,009.10	4.08	0.81
	C Shares	1,000.00	1,003.80	8.19	1.63
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,003.50	3.06	0.61
	A Shares	1,000.00	1,001.70	3.86	0.77
	C Shares	1,000.00	987.20	9.17	1.84
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,003.20	2.71	0.54
	A Shares	1,000.00	1,001.50	4.21	0.84
	C Shares(a)	1,000.00	1,025.40	2.49	1.52
Seix High Yield Fund	I Shares	1,000.00	1,002.50	2.46	0.49
	A Shares	1,000.00	1,001.20	3.71	0.74
	C Shares	1,000.00	997.50	7.46	1.49

ADDITIONAL INFORMATION (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07 ($)	09/30/07 ($)	04/01/07-09/30/07 ($)	04/01/07-09/30/07 (%)

Short-Term Bond Fund	I Shares	1,000.00	1,027.30	2.34	0.46
	A Shares	1,000.00	1,026.20	3.35	0.66
	C Shares	1,000.00	1,021.00	7.40	1.46
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,031.10	2.55	0.50
	A Shares	1,000.00	1,030.20	3.46	0.68
	C Shares	1,000.00	1,026.10	7.62	1.50
Strategic Income Fund	I Shares	1,000.00	1,018.90	3.64	0.72
	A Shares	1,000.00	1,017.30	5.21	1.03
	C Shares	1,000.00	1,014.90	8.74	1.73
Total Return Bond Fund	I Shares	1,000.00	1,024.40	1.52	0.30
	A Shares	1,000.00	1,022.50	2.74	0.54
	C Shares	1,000.00	1,020.30	6.58	1.30
Ultra-Short Bond Fund	I Shares	1,000.00	1,024.80	1.52	0.30
U.S. Government Securities Fund	I Shares	1,000.00	1,023.00	2.79	0.55
	A Shares	1,000.00	1,021.40	4.31	0.85
	C Shares	1,000.00	1,017.90	7.84	1.55
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,026.20	1.42	0.28
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,015.50	3.03	0.60
	A Shares	1,000.00	1,014.80	3.79	0.75
	C Shares	1,000.00	1,009.50	8.06	1.60
Prime Quality Money Market Fund	I Shares	1,000.00	1,024.50	2.64	0.52
	A Shares	1,000.00	1,023.70	3.40	0.67
	C Shares	1,000.00	1,023.20	3.91	0.77
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,016.40	2.43	0.48
	A Shares	1,000.00	1,015.70	3.18	0.63
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,023.40	2.99	0.59
	A Shares	1,000.00	1,022.70	3.75	0.74
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,022.30	2.99	0.59
	A Shares	1,000.00	1,021.50	3.75	0.74
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,016.50	2.27	0.45
	A Shares	1,000.00	1,015.70	3.03	0.60

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

(a)	Information show reflects values for the period from August 3, 2007 (commencement of operations) to September 30, 2007 and has been calculated using expense ratios and rates of return for the same period.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ADDITIONAL INFORMATION (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07 ($)	09/30/07 ($)	04/01/07-09/30/07 ($)	04/01/07-09/30/07 (%)

Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,025.04	3.04	0.60
	A Shares	1,000.00	1,021.31	3.80	0.75
	C Shares	1,000.00	1,017.05	8.09	1.60
High Grade Muncipal Bond Fund	I Shares	1,000.00	1,021.96	3.14	0.62
	A Shares	1,000.00	1,021.16	3.95	0.78
	C Shares	1,000.00	1,016.90	8.24	1.63
High Income Fund	I Shares	1,000.00	1,021.56	3.55	0.70
	A Shares	1,000.00	1,020.10	5.01	0.99
	C Shares	1,000.00	1,016.55	8.59	1.70
Intermediate Bond Fund	I Shares	1,000.00	1,023.61	1.52	0.30
	A Shares	1,000.00	1,022.36	2.74	0.54
	C Shares	1,000.00	1,017.90	7.23	1.43
Investment Grade Bond Fund	I Shares	1,000.00	1,022.26	2.84	0.56
	A Shares	1,000.00	1,020.76	4.36	0.86
	C Shares	1,000.00	1,017.25	7.89	1.56
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.31	2.79	0.55
	A Shares	1,000.00	1,020.81	4.31	0.85
	C Shares	1,000.00	1,017.25	7.89	1.56
Limited Duration Fund	I Shares	1,000.00	1,024.22	0.86	0.17
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,022.21	2.89	0.57
	A Shares	1,000.00	1,021.16	3.95	0.78
	C Shares	1,000.00	1,017.15	7.99	1.58
Maryland Municipal Bond Fund	I Shares	1,000.00	1,021.91	3.19	0.63
	A Shares	1,000.00	1,021.01	4.10	0.81
	C Shares	1,000.00	1,016.90	8.24	1.63
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,021.21	3.90	0.77
	C Shares	1,000.00	1,015.84	9.30	1.84
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,022.36	2.74	0.54
	A Shares	1,000.00	1,020.86	4.26	0.84
	C Shares(a)	1,000.00	1,017.45	7.69	1.52
Seix High Yield Fund	I Shares	1,000.00	1,022.61	2.48	0.49
	A Shares	1,000.00	1,021.36	3.75	0.74
	C Shares	1,000.00	1,017.60	7.54	1.49
Short-Term Bond Fund	I Shares	1,000.00	1,022.76	2.33	0.46
	A Shares	1,000.00	1,021.76	3.35	0.66
	C Shares	1,000.00	1,017.75	7.38	1.46
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,022.56	2.54	0.50
	A Shares	1,000.00	1,021.66	3.45	0.68
	C Shares	1,000.00	1,017.55	7.59	1.50
Strategic Income Fund	I Shares	1,000.00	1,021.46	3.65	0.72
	A Shares	1,000.00	1,019.90	5.22	1.03
	C Shares	1,000.00	1,016.39	8.74	1.73
Total Return Bond Fund	I Shares	1,000.00	1,023.56	1.52	0.30
	A Shares	1,000.00	1,022.36	2.74	0.54
	C Shares	1,000.00	1,018.55	6.58	1.30
Ultra-Short Bond Fund	I Shares	1,000.00	1,023.56	1.52	0.30
U.S. Government Securities Fund	I Shares	1,000.00	1,022.31	2.79	0.55
	A Shares	1,000.00	1,020.81	4.31	0.85
	C Shares	1,000.00	1,017.30	7.84	1.55
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.66	1.42	0.28

ADDITIONAL INFORMATION (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07 ($)	09/30/07 ($)	04/01/07-09/30/07 ($)	04/01/07-09/30/07 (%)

Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,021.31	3.80	0.75
	C Shares	1,000.00	1,017.05	8.09	1.60
Prime Quality Money Market Fund	I Shares	1,000.00	1,022.46	2.64	0.52
	A Shares	1,000.00	1,021.71	3.40	0.67
	C Shares	1,000.00	1,021.21	3.90	0.77
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,022.66	2.43	0.48
	A Shares	1,000.00	1,021.91	3.19	0.63
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,022.11	2.99	0.59
	A Shares	1,000.00	1,021.36	3.75	0.74
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,022.11	2.99	0.59
	A Shares	1,000.00	1,021.36	3.75	0.74
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,022.81	2.28	0.45
	A Shares	1,000.00	1,022.06	3.04	0.60

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

(a)	Information shown reflects values using expense ratios for the period from August 3, 2007 (commencement of operations) to September 30, 2007 and has been adjusted to reflect values for the period April 1, 2007 to September 30, 2007.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

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investment adviser: Trusco Capital Management, Inc.
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about STI Classic Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-STI-FUND, or visit www.sticlassicfunds.com. Please read the prospectus carefully before investing.
distributor: foreside distribution services, L.P.
Not FDIC Insured ‘ No Bank Guarantee ‘ May Lose Value
STI Classic Funds
STI-SAR-FI 0907 11/07

2007 Semi-Annual Report

Institutional Money Market Funds

September 30, 2007

STI Classic Funds

STI CLASSIC FUNDS September 30, 2007

Letter to Shareholders	1
Industry Allocation	3
Schedules of Portfolio Investments	4
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Trustees and Officers of the STI Classic Funds	24
Additional Information	26

LETTER TO SHAREHOLDERS
September 30, 2007
Dear Valued Client:
Most major stock indexes moved modestly higher point-to-point in the third quarter, but it was far from a boring summer. Slowing economic momentum and significant credit market turbulence increased market volatility and prompted the Federal Reserve (the “Fed”) to cut the overnight federal funds rate by 50 basis points (0.50%) to 4.75%. Fixed-income markets rallied in response to the Fed ease as well as moderating core inflation and bond yields fell. The S&P 500 gained 2.02% and the Lehman Brothers U.S. Aggregate Index added 2.84% for the quarter while increasing 9.11% and 3.85%, respectively through nine months.
Economic momentum slowed in the third quarter following a moderate spring rebound. Intensified weakness in housing was perhaps the most visible barometer of the slowing, but an unexpected decline in the initial August employment report raised concerns that a recession might be either near or underway. However, consumer spending remained firm overall despite the rising headwinds, and combined with continued strength in export trade and capital spending, helped sustained growth. Core inflation remained in the Fed’s 1-2% comfort zone, despite record oil prices and further dollar declines.
Perhaps the most significant stress to the markets in the third quarter occurred when the well publicized troubles in the subprime mortgage markets spilled over into the short-term asset-backed commercial paper market. The contagion spread globally. Buyers, fearful of potential collateral impairment, backed away . Credit spreads rose in the broader bond market, but from very narrow levels. The Fed, seeing the markets become increasingly dysfunctional, stepped in first to cut the discount rate and then to lower the fed funds, as we mentioned.
The impact of the economic and financial events discussed above did not prevent a net equity advance during the quarter, but the markets did move decisively in the direction of quality and sustainability. Within the S&P 500, Consumer Discretionary and Financial stocks bore the brunt of the selling pressure, while Energy, Technology, and Industrials led the market higher. This trend favored the Growth style in the third quarter, while sluggish domestic growth and the weaker dollar helped Large-Caps and International outperform.
In the bond markets, the combination of Fed ease, ebbing economic momentum, and comfortable core inflation helped push the yield on the 10-year Treasury down below 4.6% from over 5% at midyear and all major sectors improved. But as in the stock market, bond investors showed a strong preference for higher quality. Treasury bonds outperformed while the High Yield sector lagged significantly. Credit spreads widened from relatively low levels and the yield curve steepened.
The turmoil and stress in the credit markets generally affected asset classes with significant leverage, and that included Hedge funds, where major styles lagged the broad equity and bond indexes. However, Commodities rose sharply during the quarter as continued demand for lower cost imports fueled global demand for commodities.
Looking ahead to the remainder of 2007 and into 2008, we see four key factors that we believe will drive market performance. The first is slower but positive growth. Despite firm economic growth in the third quarter, momentum continued to slow and economic “headwinds” such as higher energy prices and credit concerns increased. Even with these headwinds, we believe positive growth could help corporate profits maintain positive momentum. A second expectation is that core inflation may remain within the Fed’s unofficial 1-2% target range. Clearly upward pressure on

1

energy prices is a concern but we see it more as a headwind to growth than a tailwind to inflation. A third factor in our outlook is the expectation that Federal Reserve policy has shifted in favor of accommodation and could remain in that mode for the next several quarters. Recent stability in the credit markets may allow the Fed to move more gradually in the coming months, but we expect a minimum of one or two more eases by early next year. Finally we believe equity valuations are reasonable and that the markets have been rational during the recent market turbulence.
As we mentioned in our previous letter, exciting changes have been taking place at Trusco Capital. We have seen these changes have an immediate and positive impact on the relative performance of several of our strategies. We hope to report more good news on that front in future letters.
We close this letter, as always, with thanks to you, our valued client. All of us at Trusco appreciate your support and confidence over the years, and we will strive to earn that trust again this year and the years to follow.
Sincerely,

David H. Eidson
President and CEO
Trusco Capital Management, Inc.

2

INDUSTRY ALLOCATION (As a percentage of Total Investments)
STI CLASSIC FUNDS September 30, 2007
(Unaudited)

Classic Institutional Cash Management Money Market Fund
Commercial Paper	37.4%
Corporate Bonds	31.3%
Time Deposits	18.5%
U.S. Government Agencies	5.5%
Certificates of Deposit	4.0%
Master Note	2.6%
Municipal Bonds	0.7%

Classic Institutional Municipal Cash Reserve Money Market Fund
Municipal Bonds	93.0%
Money Markets	7.0%

Classic Institutional U.S. Government Securities Money Market Fund
Repurchase Agreements	79.6%
U.S. Government Agencies	20.4%

Classic Institutional U.S. Treasury Securities Money Market Fund
Repurchase Agreements	100.0%
Portfolio composition is subject to change.

3

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional Cash Management Money Market Fund

	Principal
	Amount($)	Value($)

Certificates of Deposit (4.0%)
Banks (4.0%)
Canadian Imperial Bank NY, 4.222%, 02/27/08(a)	50,000	50,000
Canadian Imperial Bank NY, 4.910%, 06/09/08(a)	40,000	40,000
Citibank N.A., 5.550%, 12/03/07	75,000	75,002

Total Certificates of Deposit
(Cost $165,002)		165,002

Commercial Paper (37.4%)
Banks (4.2%)
ABN AMRO Finance, Inc., 5.310%, 11/19/07(b)	30,000	29,789
Allied Irish Banks N.A., Inc., 5.340%, 11/08/07(b)	25,000	24,868
Australia & New Zealand National Ltd., 5.341%, 04/14/08(b)(c)	30,000	29,162
Australia & New Zealand National Ltd., 5.433%, 06/12/08(b)(c)	35,000	33,723
Bank of America Corp., 5.500%, 12/14/07	30,000	29,666
Skandinaviska Enskilda Banken AB, 5.500%, 11/06/07(b)(c)	25,000	24,874

		172,082

Diversified Financial Services (33.2%)
Anglesea Funding LLC, 5.331%, 11/26/07(b)(c)	34,136	33,862
Atlas Capital Funding Corp., 5.799%, 03/03/08(a)(c)	30,000	30,000
Axon Financial Funding LLC, 5.321%, 10/19/07(b)(c)	30,000	29,922
Barton Capital, 5.255%, 10/02/07(c)	40,000	39,994
BMW US Capital LLC, 4.754%, 10/05/07(b)(c)	45,000	44,976
BP Capital, 4.779%, 11/21/07(c)	40,000	39,731
Catapult-PmX Funding LLC, 5.496%, 11/30/07(a)(c)	50,000	49,998
Chesham Finance LLC, 5.309%, 10/18/07(b)(c)	45,000	44,890
Danske Corp., 5.291%, 10/22/07(b)	50,000	49,850
Danske Corp., 5.242%, 12/03/07(b)	40,000	39,656
Diversified Financial Services—continued
DEPFA Bank PLC, 5.321%, 12/17/07(b)(c)	35,000	34,626
Ebury Finance LLC, 5.315%, 10/12/07(b)(c)	35,000	34,945
Ebury Finance LLC, 4.800%, 10/19/07(a)(c)	50,000	49,999
Falcon Asset Securitization Corp.,
5.352%, 10/01/07(b)(c)	36,408	36,408
Fountain Square Commercial Funding Corp., 5.205%, 10/02/07(b)(c)	40,000	39,994
Glaxosmith Finance, 5.222%, 10/12/07(b)(c)	45,000	44,929
Greenwich Capital Holdings, 5.340%, 12/24/07(b)	35,000	34,577
HBOS Treasury Services PLC, 5.329%, 12/27/07(b)	35,000	34,561
Intesa Funding LLC, 5.329%, 10/01/07(b)	40,000	40,000
Jupiter Securities Corp., 5.352%, 10/01/07(b)(c)	45,000	45,000
Kitty Hawk Funding Corp., 5.255%, 10/02/07(b)(c)	35,000	34,995
Merrill Lynch & Co., Inc., 5.216%, 01/14/08(b)	35,000	34,488
Merrill Lynch & Co., Inc., 5.370%, 02/28/08(b)	41,700	40,802
Morgan Stanley, 5.320%, 02/15/08(a)	40,000	40,000
Natexis Banques Populaire US Finance Co. LLC, 5.303%, 02/04/08(b)	30,000	29,465
PACCAR Financial Corp., 5.321%, 11/30/07(b)	29,600	29,341
Sigma Finance, Inc., 5.263%, 10/03/07(b)(c)	25,000	24,993
Societe Generale N.A., 5.102%, 10/01/07(b)	40,000	40,000
Societe Generale N.A., 5.305%, 12/26/07(b)	35,000	34,570
Total Capital S.A., 5.220%, 10/10/07(b)(c)	30,000	29,961
UBS Finance Delaware LLC, 5.243%, 01/14/08(b)	35,000	34,485
UBS Finance Delaware LLC, 5.341%, 04/07/08(b)	50,000	48,652
Wal-Mart Funding Corp., 5.303%, 11/19/07(b)(c)	50,000	49,642

See Notes to Financial Statements.

4

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional Cash Management Money Market Fund — continued

	Principal
	Amount($)	Value($)

Diversified Financial Services—continued
Westpac Securities NZ Ltd., 5.329%, 10/26/07(b)	35,000	34,875
Yorktown Capital LLC, 5.162%, 10/01/07(b)(c)	45,000	45,000

		1,349,187

Total Commercial Paper (Cost $1,521,269)		1,521,269

Corporate Bonds (31.3%)
Consumer Discretionary (2.0%)
Procter & Gamble Co., 5.285%, 12/07/07(b)(c)	47,475	47,015
United Parcel Service, Inc., 5.094%, 07/30/08(b)(c)	35,000	33,571

		80,586

Diversified Financial Services (25.5%)
Axon Financial Funding LLC, 5.121%, 01/25/08(a)(c)	50,000	50,000
Beta Finance, Inc., 5.300%, 10/23/07(c)	30,000	30,000
Beta Finance, Inc., 4.262%, 02/11/08(a)(c)	25,000	25,000
CC USA, Inc., 4.860%, 10/23/07(a)(c)	30,000	30,000
CC USA, Inc., 4.860%, 02/15/08(a)(c)	16,000	16,002
CC USA, Inc., 5.084%, 05/27/08(a)(c)	35,000	34,998
Cheyne Finance LLC, 4.815%, 11/26/07 LOC: SunTrust Banks, Inc.(a)(f)	35,000	34,999
Cullinan Finance Corp., 4.820%, 10/25/07(a)(c)	50,000	50,000
Cullinan Finance Corp., 4.815%, 01/23/08(a)(c)	35,000	34,999
Cullinan Finance Corp., 4.815%, 03/12/08(a)(c)	50,000	49,998
Dorada Finance, Inc., 4.282%, 01/30/08(a)(c)	40,000	40,000
Five Finance, Inc., 4.810%, 10/30/07(a)(c)	25,000	25,000
General Electric Capital Corp., 4.855%, 03/26/08(b)	40,000	39,068
Hudson-Thames LLC, 5.445%, 06/23/08(c)	35,000	35,000
K2 (USA) LLC, 4.820%, 11/21/07(a)(c)	50,000	49,999
K2 (USA) LLC, 4.287%, 01/30/08(a)(c)	40,000	40,000
Liberty Light US Capital, 4.820%, 02/04/08(a)(c)	75,000	74,997
Liberty Light US Capital, 4.820%, 05/02/08(a)(c)	40,000	40,000
Orion Finance USA LLC, 5.669%, 06/16/08(a)(c)	50,000	50,000
Siemens Capital Co. LLC, 5.074%, 12/20/07(b)(c)	35,000	34,610
Sigma Finance, Inc., 4.815%, 01/15/08(a)(c)	35,000	35,000
Sigma Finance, Inc., 4.815%, 01/15/08(a)(c)	50,000	49,999
Stanfield Victoria LLC, 5.320%, 01/25/08(a)(c)	35,000	35,000
Stanfield Victoria LLC, 4.810%, 05/19/08(a)(c)	35,000	34,998
Toyota Motor Credit Corp., 4.222%, 02/27/08(a)	50,000	50,000
Whistlejacket Capital LLC, 4.810%, 04/24/08(a)(c)	50,000	49,997

		1,039,664

Industrials (1.8%)
General Electric Co., 5.248%, 12/12/07(b)	35,000	34,637
Illinois Tool Works Inc., 5.011%, 10/04/07(b)	37,230	37,214

		71,851

Information Technology (2.0%)
IBM International Group., 5.362%, 10/31/07(b)	5,500	5,476
IBM International Group., 5.251%, 12/14/07(b)	40,000	39,576
Pitney Bowes Inc., 5.035%, 10/09/07(b)(c)	35,850	35,810

		80,862

Total Corporate Bonds (Cost $1,272,963)		1,272,963

U.S. Government Agencies (5.5%)
Fannie Mae (1.8)%
5.183%, 07/10/08	25,000	24,031
5.006%, 07/25/08	25,000	24,012
4.821%, 08/29/08	25,000	23,936

		71,979

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional Cash Management Money Market Fund — concluded

	Principal
	Amount($)	Value($)

U.S. Government Agencies—continued
Federal Home Loan Bank (1.9)%
5.052%, 02/20/08	25,000	24,514
4.982%, 03/05/08	25,000	24,474
5.054%, 04/29/08	5,000	4,857
5.202%, 06/19/08	28,118	27,105

		80,950

Freddie Mac (1.8)%
5.231%, 06/13/08	25,000	24,113
5.201%, 07/21/08	25,000	23,991
4.974%, 08/18/08	25,000	23,940

		72,044

Total U.S. Government Agencies (Cost $224,973)		224,973

Master Note (2.6%)
Banks (2.6%)
Bank of America Corp., 5.310%, 12/14/07(a)(e)	104,999	104,999

Total Master Notes (Cost $104,999)		104,999

Municipal Bonds (0.7%)
Colorado (0.1%)
Colorado Housing & Finance Authority, RB, 5.250%, 11/01/35, LOC: Lloyds TSB Bank PLC(a)	4,480	4,480

Virginia (0.6%)
Newport News Economic Development Authority, Ship Building Project, Ser A, RB, 5.200%, 07/01/31, LOC: Wachovia Bank N.A.(a)	4,040	4,040
Newport News Economic Development Authority, Ship Building Project, Ser A, RB, 5.250%, 07/01/31, LOC: Wachovia Bank N.A.(a)	19,954	19,955

		23,995

Total Municipal Bonds (Cost $28,475)		28,475

Short-Term Investment (0.0%)
Brown Brothers Cayman Cash Sweep	517	517

Total Short-Term Investments (Cost $517)		517

Time Deposits (18.5%)
Barclays Bank, 5.095%(a)	194,839	194,839
BNP Paribas, 5.063%(a)	189,015	189,015
Calyon, 5.250%(a)	171,683	171,684
Deutsche Bank AG, 1.000%(a)	197,645	197,645

Total Time Deposits (Cost $753,183)		753,183

Total Investments (Cost $4,071,381)(d) — 100.0%		4,071,381
Other assets in excess of liabilities — 0.0%		1,317

Net Assets — 100.0%		$4,072,698

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	Rate represents the effective yield at purchase.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 47.7% of net assets as of September 30, 2007.
(d)	Aggregate cost for federal income tax and financial reporting purposes is the same.
(e)	Perpetual maturity.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2007 are identified below (in thousands). See Note 2 in Notes to Financial Statements.

				Amortized
	Acquisition	Cost	Par	Cost	Percent of
Security Description	Date	($)	($)	($)	Net Assets (%)

Cheyne Finance LLC	11/16/06	34,993	35,000	34,999	0.86

LLC	— Limited Liability Company
LOC	— Letter of Credit
PLC	— Public Limited Company
RB	— Revenue Bond
Ser	— Series

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (92.7%)
Alabama (4.4%)
Daphne-Villa Mercy Special Care Facilities Financing Authority, RB, 3.780%, 12/01/27, LOC: Amsouth Bank(a)	2,500	2,500

Alaska (4.4%)
Valdez Alaska Marine Terminal, RB, 4.110%, 12/01/29(a)	2,500	2,500

Arkansas (3.6%)
Pulaski County Public Facilities Board, Multifamily Housing, Ser PT-3772, RB, AMT, 4.040%, 02/01/43, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	2,040	2,040

California (8.0%)
Los Angeles Regional Airports Improvement Corp., Sublease L.A. International, RB, 4.150%, 12/01/25, LOC: Societe Generale(a)	2,500	2,500
Southern California Home Financing Authority, Ser A, RB, AMT, 4.170%, 08/01/35(a)	2,000	2,000

		4,500

Colorado (1.8%)
Denver City & County Airport, Ser E, AMT, 5.000%, 11/15/07, XLCA	1,000	1,002

Florida (4.4%)
Orange County Housing Finance Authority, RB, AMT, 3.890%, 05/15/38, LOC: Bank of America(a)	2,500	2,500

Illinois (16.6%)
Centerpoint Intermodal Center, Ser F3, 3.950%, 06/15/23, LOC: Lehman Brothers(a)(b)	1,000	1,000
Chicago O’Hare International Airport, Ser 1438, RB, AMT, 4.140%, 07/01/26, LOC: Morgan Stanley(a)(b)	2,000	2,000
Illinois—continued
Illinois Finance Authority, Ser B, RB, 4.180%, 05/15/35, LOC: JP Morgan
Chase Bank(a)	2,500	2,500
Illinois Health Facilities Authority, RB, 3.820%, 08/15/33, LOC: LaSalle Bank(a)	2,500	2,500
Savanna Industrial Development, Metform Corp., Project, Ser B, RB, AMT, 4.230%, 06/01/09, LOC: JP Morgan Chase Bank(a)	1,400	1,400

		9,400

Indiana (4.1%)
Delaware County Hospital Authority, RB, 3.930%, 08/01/18, AMBAC(a)	2,300	2,300

Kentucky (3.5%)
Louisville Regional Airport Authority Special Facilities, Ser A, RB, AMT, 4.180%, 11/01/36(a)	2,000	2,000

Michigan (4.4%)
Michigan State Housing Development Authority, Ser A, RB, AMT, 4.190%, 04/01/42, FSA(a)	2,500	2,500

Nebraska (3.5%)
Nebraska Investment Finance Authority, Single Family Housing, Ser G, RB, AMT, 3.930%, 09/01/36, GNMA/FNMA/FHLMC(a)	1,995	1,995

New York (11.7%)
New York City Transitional Finance Authority, Ser 3, Subser 3C, RB, 3.700%, 11/01/22, LOC: Dexia Credit Local(a)	2,500	2,500
New York N Y, Subser E2, GO, 4.040%, 08/01/20, LOC: JP Morgan Chase Bank(a)	2,500	2,500

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional Municipal Cash Reserve Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)

New York—continued
Southeast Industrial Development Agency, Unilock New York, Inc. Project, RB, AMT, 4.230%, 12/01/12, LOC: JP Morgan Chase Bank(a)(b)	1,600	1,600

		6,600

Pennsylvania (8.9%)
Allegheny County, Pittsburgh International Airport, Ser A-1, RB, AMT, 5.750%, 01/01/08, MBIA	1,000	1,005
Indiana County Industrial Development Authority, RB, AMT, 4.210%, 06/01/27, LOC: BNP Paribas(a)	2,000	2,000
Philadelphia Redevelopment Authority, Residential Mortgage Loan, Ser PA-1444, RB, AMT, 3.940%, 12/01/28, Callable 06/01/16 @ 100, LOC: Merrill Lynch Capital Services, Inc.(a)(b)	2,000	2,000

		5,005

Texas (2.1%)
Lower Neches Valley Authority Industrial Development Corp., RB, AMT, 4.160%, 04/01/29(a)	1,200	1,200

Other (11.3%)
Deutsche Bank Spears/Lifers Trust Various States, RB, 4.020%, 03/01/37, LOC: Deutsche Bank AG(a)	3,000	3,000
Lehman Brothers Pooled Municipal Trust Receipts, Ser L13, RB, AMT, 4.110%, 06/01/36, GNMA/FNMA(a)(b)	1,900	1,900
Other—continued
Putable Floating Rate Option, Tax-Exempt Receipts, SunAmerica Trust 2001-2, Cl A, RB, AMT, 3.990%, 12/01/31, FHLMC(a)(b)	1,500	1,500

		6,400

Total Municipal Bonds (Cost $52,442)		52,442

Money Market Funds (7.0%)
Fidelity Tax Free Fund	3,965,356	3,965

Total Money Market Funds (Cost $3,965)		3,965

Total Investments (Cost $56,407)(c) — 99.7%		56,407
Other assets in excess of liabilities — 0.3%		163

Net Assets — 100.0%		$56,570

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 21.3% of net assets as of September 30, 2007.
(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	— Security insured by American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax Paper
FHLMC	— Security insured by Freddie Mac
FNMA	— Security insured by Fannie Mae
FSA	— Security insured by Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Security insured by Municipal Bond Insurance Association
RB	— Revenue Bond
Ser	— Series
XLCA	— Security insured by XL Capital Assurance, Inc.

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional U.S. Government Securities Money Market Fund

	Principal
	Amount($)	Value($)

U.S. Government Agencies (20.4%)
Fannie Mae (7.5)%
5.233%, 10/01/07(a)	66,894	66,894
5.229%, 11/01/07(a)	8,131	8,095
5.300%, 01/08/08, Callable 12/14/07 @ 100	14,500	14,500

		89,489

Federal Home Loan Bank (11.0)%
5.400%, 10/26/07	12,400	12,400
5.250%, 02/04/08, Callable 11/04/07 @ 100	2,500	2,499
4.132%, 02/07/08(b)	5,000	5,000
4.132%, 02/07/08(b)	37,500	37,500
5.375%, 02/28/08, Callable 11/02/07 @ 100	8,200	8,200
5.428%, 03/20/08(b)	10,000	9,998
5.375%, 04/18/08, Callable 10/18/07 @ 100	13,000	13,000
5.300%, 05/29/08, Callable 11/29/07 @ 100	14,700	14,699
5.350%, 07/30/08, Callable 10/30/07 @ 100	11,900	11,900
5.400%, 08/15/08, Callable 11/15/07 @ 100	7,300	7,300
5.544%, 09/17/08(b)	8,550	8,546

		131,042

Freddie Mac (1.9)%
4.625%, 10/05/07	9,300	9,300
5.383%, 11/26/07(a)	3,000	2,976
5.375%, 03/14/08, Callable 11/15/07 @ 100	2,000	2,000
4.979%, 03/26/08(b)	7,500	7,499

		21,775

Total U.S. Government Agencies (Cost $242,306)		242,306

Repurchase Agreements (79.6%)
ABN AMRO Bank N.V., 4.865%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $93,704 (collateralized by FNMA; 5.910%, due 03/01/36; total market value $95,540)	93,666	93,666
Repurchase Agreements—continued
BNP Paribas, 4.865%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $141,959 (collateralized by FHLB; DN, due 03/04/09; total market value $144,742)	141,901	141,901
HSBC Securities, Inc., 4.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $213,538 (collateralized by U.S. Government Agencies; 5.500%-6.500%, due 09/01/37-10/01/36; total market value $217,721)	213,451	213,451
Lehman Brothers, Inc., 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $109,284 (collateralized by U.S. Government Agencies; 6.000%, due 04/01/37-07/01/37; total market value $111,414)	109,239	109,239
Merrill Lynch & Co., Inc., 4.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $75,116 (collateralized by U.S. Government Agencies; 3.750%-6.000%, due 04/15/16-06/15/32; total market value $76,587)	75,084	75,084
Morgan Stanley, 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $96,864 (collateralized by U.S. Government Agencies; 5.052%-6.673%, due 11/01/23-08/01/37; total market value $98,761)	96,824	96,824

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional U.S. Government Securities Money Market Fund — concluded

	Principal
	Amount($)	Value($)

Repurchase Agreements—continued
UBS Warburg LLC, 5.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $214,346 (collateralized by U.S. Government Agencies; 5.000%-6.500%, due 02/01/18-04/01/37; total market value $218,543)	214,256	214,256

Total Repurchase Agreements (Cost $944,421)		944,421

Total Investments (Cost $1,186,727)(c) — 100.0%		1,186,727
Liabilities in excess of other assets — 0.0%		(164)

Net Assets — 100.0%		$1,186,563

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007. Maturity date represents actual maturity date.
(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	— Discount Note
FHLB	— Federal Home Loan Bank
FNMA	— Fannie Mae
LLC	— Limited Liability Company

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional U.S. Treasury Securities Money Market Fund

	Principal
	Amount($)	Value($)

Repurchase Agreements (100.3%)
ABN AMRO Bank N.V., 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $371,793 (collateralized by U.S. Treasury Obligation; DN, due 11/15/21; total market value $379,103)	371,670	371,670
BNP Paribas, 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $329,677 (collateralized by U.S. Treasury Obligation; 3.000%, due 07/15/12; total market value $336,160)	329,568	329,568
Deutsche Bank AG, 3.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $82,909 (collateralized by U.S. Treasury Obligations; DN-4.250%, due 11/30/07-05/15/15; total market value $84,540)	82,882	82,882
Dresdner Bank AG, 3.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $186,530 (collateralized by U.S. Treasury Obligations; DN-5.250%, due 08/15/14-02/15/29; total market value $190,202)	186,470	186,470
Greenwich Capital Markets, Inc., 3.865%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $275,547 (collateralized by U.S. Treasury Obligations; 4.125%-6.500%, due 02/15/10-05/15/15; total market value $280,970)	275,458	275,458
Repurchase Agreements—continued
HSBC Securities, Inc., 4.015%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $432,825 (collateralized by U.S. Treasury Obligations; DN-3.625%, due 01/15/08-01/15/26; total market value $441,338)	432,680	432,680
JP Morgan Chase & Co., 3.765%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $40,225 (collateralized by U.S. Treasury Obligations; 3.750%-8.750%, due 05/15/08-08/15/20; total market value $41,021)	40,212	40,212
Lehman Brothers, Inc., 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $30,732 (collateralized by U.S. Treasury Obligation; DN, due 03/13/08; total market value $31,336)	30,722	30,722
Merrill Lynch & Co., Inc., 3.765%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $102,170 (collateralized by U.S. Treasury Obligation; 4.625%, due 07/31/09; total market value $104,183)	102,138	102,138
Morgan Stanley, 3.965%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $90,370 (collateralized by U.S. Treasury Obligation; DN, due 05/15/20; total market value $92,147)	90,340	90,340

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands, except Shares)
(Unaudited)

Classic Institutional U.S. Treasury Securities Money Market Fund — concluded

	Principal
	Amount($)	Value($)

Repurchase Agreements—continued
UBS Warburg LLC, 3.915%, dated 09/28/07 to be repurchased on 10/01/07, repurchase price $456,448 (collateralized by U.S. Treasury Obligations; 2.000%-2.500%, due 07/15/14-07/15/16; total market value $465,427)	456,298	456,298

Total Repurchase Agreements (Cost $2,398,438)		2,398,438

Total Investments (Cost $2,398,438)(a) — 100.3%		2,398,438
Liabilities in excess of other assets — (0.3)%		(7,086)

Net Assets — 100.0%		$2,391,352

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN —	Discount Note

LLC —	Limited Liability Company

See Notes to Financial Statements.

12

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2007  (Amounts in thousands)
(Unaudited)

		Classic
	Classic	Institutional	Classic	Classic
	Institutional	Municipal	Institutional	Institutional
	Cash Management	Cash Reserve	U.S. Government Securities	U.S. Treasury Securities
	Money Market Fund	Money Market Fund	Money Market Fund	Money Market Fund

Assets:
Investments, at Amortized Cost	$4,071,381	$56,407	$242,306	$—
Repurchase Agreements, at Cost	—	—	944,421	2,398,438

Total Investments, at Value	4,071,381	56,407	1,186,727	2,398,438

Interest and Dividends Receivable	11,465	336	2,952	787
Receivable for Capital Shares Issued	6,938	—	1,281	1,362
Prepaid Expenses	46	6	7	9

Total Assets	4,089,830	56,749	1,190,967	2,400,596

Liabilities:
Income Distributions Payable	16,517	164	4,208	8,528
Investment Advisory Fees Payable	404	6	129	277
Administration and Fund Accounting Fees Payable	23	1	7	13
Compliance Services Fees Payable	2	—	—	1
Shareholder Services Fees Payable	—	—	—	277
Custodian Fees Payable	—	1	5	18
Trustee Fees Payable	8	—	2	1
Other Fees Payable	178	7	53	129

Total Liabilities	17,132	179	4,404	9,244

Total Net Assets	$4,072,698	$56,570	$1,186,563	$2,391,352

Net Assets Consist of:
Capital	$4,072,916	$56,572	$1,186,547	$2,391,443
Accumulated Net Investment Income	57	1	15	126
Accumulated Net Realized Gain (Loss) from Investment Transactions	(275)	(3)	1	(217)

Total Net Assets	$4,072,698	$56,570	$1,186,563	$2,391,352

Net Assets:
Institutional Shares	$4,072,698	$56,570	$1,186,563	$1,010,036
Corporate Trust Shares	N/A	N/A	N/A	$1,381,316
Shares Outstanding (unlimited number of shares authorized, no par value):
Institutional Shares	4,072,916	56,572	1,186,547	1,010,021
Corporate Trust Shares	N/A	N/A	N/A	1,381,422
Net Asset Value, Offering and Redemption Price Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Corporate Trust Shares	N/A	N/A	N/A	$1.00

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

13

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS  For the Six Months Ended September 30, 2007  (Amounts in Thousands)
(Unaudited)

		Classic	Classic	Classic
	Classic	Institutional	Institutional	Institutional
	Institutional	Municipal	U.S. Government	U.S. Treasury
	Cash Management	Cash Reserve	Securities	Securities
	Money Market Fund	Money Market Fund	Money Market Fund	Money Market Fund

Investment Income:
Interest Income	$98,803	$971	$24,888	$56,344
Dividend Income	—	87	—	—

Total Investment Income	98,803	1,058	24,888	56,344

Expenses:
Investment Advisory Fees	2,296	42	715	1,645
Administration and Fund Accounting Fees	494	9	122	285
Compliance Services Fees	33	1	9	20
Shareholder Services Fees — Corporate Trust Shares	—	—	—	1,665
Custodian Fees	36	1	7	22
Professional Fees	70	1	19	45
Insurance Fees	9	—	1	5
Registration Fees	18	5	15	17
Printing Fees	28	—	6	20
Trustees’ Fees	38	1	10	27
Other Fees	26	3	16	32

Total Expenses	3,048	63	920	3,783
Less: Investment Advisory Fees Waived	—	(2)	—	—
Less: Administration Fees Waived	(124)	(4)	(5)	(11)

Net Expenses	2,924	57	915	3,772

Net Investment Income	95,879	1,001	23,973	52,572

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions	(69)	—	4	61

Change in Net Assets from Operations	$95,810	$1,001	$23,977	$52,633

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

14

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands) (concluded)

	Classic Institutional						Classic Institutional
	Cash Management		Classic Institutional Municipal Cash Reserve		Classic Institutional		U.S. Treasury Securities
	Money Market Fund		Money Market Fund		U.S. Government Securities Money Market Fund		Money Market Fund
	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-	04/01/07-	04/01/06-
	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07	09/30/07	03/31/07
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$95,879	$171,462	$1,001	$2,988	$23,973	$45,094	$52,572	$136,064
Net Realized Gain (Loss) from Investment Transactions	(69)	(17)	—	(2)	4	(3)	61	—

Change in Net Assets from Operations	95,810	171,445	1,001	2,986	23,977	45,091	52,633	136,064

Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	(95,879)	(171,406)	(1,001)	(2,987)	(23,973)	(45,079)	(22,223)	(39,647)
Corporate Trust Shares							(30,349)	(96,366)
Net Realized Gains:
Institutional Shares	—	—	—	(1)	—	—	—	—

Total Dividends and Distributions	(95,879)	(171,406)	(1,001)	(2,988)	(23,973)	(45,079)	(52,572)	(136,013)

Capital Transactions:
Institutional Shares:
Proceeds from Shares Issued	6,266,008	12,236,686	304,304	790,559	1,965,014	3,537,661	2,008,443	4,075,327
Dividends Reinvested	42,346	80,231	—	7	7,674	15,256	6,667	15,441
Cost of Shares Redeemed	(6,064,647)	(11,463,417)	(364,216)	(800,064)	(1,675,342)	(3,615,491)	(1,720,928)	(4,276,728)

Change in Net Assets from Institutional Shares	243,707	853,500	(59,912)	(9,498)	297,346	(62,574)	294,182	(185,960)

Corporate Trust Shares:
Proceeds from Shares Issued							394,514	3,259,455
Cost of Shares Redeemed							(279,589)	(4,061,601)

Change in Net Assets from Corporate Trust Shares							114,925	(802,146)

Change in Net Assets from Capital Transactions	243,707	853,500	(59,912)	(9,498)	297,346	(62,574)	409,107	(988,106)

Change in Net Assets	243,638	853,539	(59,912)	(9,500)	297,350	(62,562)	409,168	(988,055)

Net Assets:
Beginning of Period	3,829,060	2,975,521	116,482	125,982	889,213	951,775	1,982,184	2,970,239

End of Period	$4,072,698	$3,829,060	$56,570	$116,482	$1,186,563	$889,213	$2,391,352	$1,982,184

Accumulated Net Investment Income, End of Period	$57	$57	$1	$1	$15	$15	$126	$126

Share Transactions:
Institutional Shares:
Issued	6,266,008	12,236,686	304,304	790,559	1,965,014	3,537,661	2,008,443	4,075,327
Reinvested	42,346	80,231	—	7	7,674	15,256	6,667	15,441
Redeemed	(6,064,647)	(11,463,417)	(364,216)	(800,064)	(1,675,342)	(3,615,491)	(1,720,928)	(4,276,728)

Change in Institutional Shares	243,707	853,500	(59,912)	(9,498)	297,346	(62,574)	294,182	(185,960)

Corporate Trust Shares:
Issued							394,514	3,259,455
Redeemed							(279,589)	(4,061,601)

Change in Corporate Trust Shares							114,925	(802,146)

Change in Shares	243,707	853,500	(59,912)	(9,498)	297,346	(62,574)	409,107	(988,106)

Amounts designated as “ —” are $0 or have been rounded to $0.

See Notes to Financial Statements.

15

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  (Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated)

														Ratio of
														Expenses
														to Average
			Net										Ratio of	Net Assets
			Realized and									Ratio of	Net	(Excluding
	Net Asset		Unrealized		Dividends			Total	Net Asset		Net Assets,	Net	Investment	Waivers,
	Value,	Net	Gain (Loss)		from Net	Distributions		Dividends	Value,		End	Expenses	Income	Reimbursements,
	Beginning	Investment	from Investment	Total from	Investment	from Realized		and	End	Total	of Period	to Average	to Average	and Expense
	of Period	Income	Transactions	Operations	Income	Capital Gains		Distributions	of Period	Return(1)	(000)	Net Assets(2)	Net Assets(2)	Offset)(2)
Classic Institutional Cash Management Money Market Fund
Institutional Shares
Period Ended September 30, 2007*	$1.00	$0.03	$—	$0.03	$(0.03)	$—		$(0.03)	$1.00	2.61%	$4,072,698	0.16%	5.14%	0.16%
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	5.17	3,829,060	0.16	5.06	0.16
Year Ended March 31, 2006	1.00	0.04	—	0.04	(0.04)	—		(0.04)	1.00	3.62	2,975,521	0.17	3.60	0.19
Period Ended March 31, 2005**	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.43	2,591,527	0.19	1.71	0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(a)	(0.01)	1.00	0.86	2,368,849	0.25	0.86	0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.46	2,985,750	0.25	1.45	0.29
Year Ended May 31, 2002	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	2.68	3,409,606	0.25	2.61	0.29
Classic Institutional Municipal Cash Reserve Money Market Fund(3)
Institutional Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	1.80	56,570	0.21	3.57	0.22
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(a)	(0.03)	1.00	3.42	116,482	0.20	3.35	0.23
Period Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	1.79	125,982	0.19	2.78	0.23
Classic Institutional U.S. Government Securities Money Market Fund
Institutional Shares
Period Ended September 30, 2007*	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	2.55	1,186,563	0.19	5.03	0.19
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	5.04	889,213	0.19	4.93	0.19
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	3.51	951,775	0.21	3.48	0.21
Period Ended March 31, 2005**	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.36	894,653	0.25	1.63	0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	0.82	858,260	0.27	0.82	0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.40	1,040,066	0.26	1.39	0.29
Year Ended May 31, 2002	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	2.61	1,025,714	0.27	2.49	0.30
Classic Institutional U.S. Treasury Securities Money Market Fund
Institutional Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.44	1,010,036	0.19	4.81	0.19
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	5.03	715,831	0.18	4.93	0.18
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	3.41	901,777	0.20	3.45	0.20
Period Ended March 31, 2005**	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.31	697,095	0.25	1.62	0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(a)	(0.01)	1.00	0.77	420,948	0.26	0.71	0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(a)	(0.01)	1.00	1.30	653,340	0.26	1.23	0.29
Year Ended May 31, 2002	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.28	551,599	0.26	2.25	0.30
Corporate Trust Shares
Period Ended September 30, 2007*	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.31	1,381,316	0.44	4.56	0.44
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)	1.00	4.77	1,266,353	0.43	4.67	0.43
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—		(0.03)	1.00	3.17	2,068,462	0.44	3.14	0.44
Period Ended March 31, 2005**	1.00	0.01	—	0.01	(0.01)	—		(0.01)	1.00	1.14	1,825,373	0.44	1.38	0.45
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(a)	(0.01)	1.00	0.57	1,378,551	0.46	0.51	0.49
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(a)	(0.01)	1.00	1.10	1,298,910	0.46	1.05	0.49
Year Ended May 31, 2002	1.00	0.02	—	0.02	(0.02)	—		(0.02)	1.00	2.08	1,805,066	0.46	2.11	0.50

See Notes to Financial Highlights and Notes to Financial Statements.

16

NOTES TO FINANCIAL HIGHLIGHTS

*	Unaudited

**	Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds. The Funds changed fiscal year end to March 31.

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Commenced operations on August 2, 2005.

(a)	Amount represents less than $0.005.

17

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

1.	Organization

The STI Classic Funds (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering 49 funds as of September 30, 2007. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Classic Institutional Cash Management Money Market Fund, the Classic Institutional Municipal Cash Reserve Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund may offer Institutional Shares only. The Classic Institutional U.S. Treasury Securities Money Market Fund may offer Institutional Shares and Corporate Trust Shares. The Funds’ prospectuses provide a description of the Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Investment securities are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. Investments in other investment companies are valued at their respective daily net assets. On October 17, 2007, the receiver for Cheyne Financial PLC stated that it would cease making payments on its commercial paper. On October 19, 2007, SunTrust Banks, Inc. (“SunTrust”) established an irrevocable letter of credit in favor of the Trust with respect to the Classic Institutional Cash Management Money Market Fund’s investments in medium term notes issued by Cheyne Finance LLC. The letter of credit, in the amount of $117,500,000, allows the Trust to draw upon it for payment of any scheduled interest payments that are due but not paid under each respective note. The Investment Adviser has concluded that the amount of the letter of credit would cover all amounts due for the life of, and at the maturity of the notes. The Trust would transfer the notes to SunTrust in consideration for any amounts paid to the Funds under the letter of credit.

The provisions of the letter of credit would enable the Funds to continue holding the notes as permitted investments. The investments continue to be valued using amortized cost, as reported on the Schedule of Portfolio Investments.

18

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. As of September 30, 2007, there were no such securities held by the Funds.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. The Classic Institutional Cash Management Money Market Fund does not have any compensating balance arrangements with its custodian, Brown Brothers Harriman & Co.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the STI Classic Variable Trust (collectively, the “STI Complex”) are allocated across the STI Complex based upon relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

New Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for

19

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and Trusco Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an advisory agreement.

Under the terms of the agreement, the Funds are charged the following annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The full fee is charged on average daily net assets of each Fund up to $1 billion, a discount of 5% applies on the next $1.5 billion, a discount of 10% applies on the next $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the period April 1, 2007 through September 30, 2007 were as follows:

			Advisory Fees
	Maximum Annual	Discounted Annual	Waived or	Net Annual
	Advisory Fee (%)	Advisory Fee (%)	Reimbursed (%)	Fees Paid (%)

Classic Institutional Cash Management Money Market Fund	0.13	0.12	—	0.12
Classic Institutional Municipal Cash Reserve Money Market Fund	0.15	0.15	(0.01)	0.14
Classic Institutional U.S. Government Securities Money Market Fund	0.15	0.15	—	0.15
Classic Institutional U.S. Treasury Securities Money Market Fund	0.15	0.15	—	0.15

The Investment Adviser has contractually agreed, until at least August 1, 2008, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Operating Expense, expressed as a percentage of average daily net assets, as noted below:

Total Operating
Expense (%)

Classic Institutional Cash Management Money Market Fund	0.17
Classic Institutional Municipal Cash Reserve Money Market Fund	0.20
Classic Institutional U.S. Government Securities Money Market Fund	0.20
Classic Institutional U.S. Treasury Securities Money Market Fund, Institutional Shares	0.20
Classic Institutional U.S. Treasury Securities Money Market Fund, Corporate Trust Shares	0.45

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements, at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. For the period April 1, 2007 through September 30, 2007, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2007, the cumulative potential reimbursements based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement (until August 1, 2010) are as follows (in thousands):

Amount ($)

Classic Institutional Municipal Cash Reserve Money Market Fund	28

20

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), formerly BISYS Fund Services Ohio, Inc., under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the STI Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,714 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the STI Complex, including $300,000 towards the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the STI Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement. The fees the Distributor receives for the services it performs pursuant to the Distribution Agreement have been waived through September 30, 2007. Prior to August 1, 2007, BISYS Fund Services Limited Partnership was the distributor for the Funds.

Shareholder Servicing Agreement — The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Corporate Trust Shares, computed daily and paid monthly, which may be used by SunTrust Bank to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund.

Custodian Agreement — SunTrust Bank acts as custodian for the Funds, except for the Classic Institutional Cash Management Money Market Fund, which appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the STI Complex are also officers of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2007, meeting and retainer fees are as follows:

	Chairman ($)	Trustee ($)

Annual Retainer	55,000	44,000
Regular Meeting Fee	10,000	8,000
Special Meeting Fee	5,000	4,000
Committee Meeting Fee	4,500	3,000

The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of Class I Shares of one or more series of the STI Classic Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. As of September 30, 2007, under the deferred compensation plan, the Trust had a deferred liability of $248,537.

The Investment Adviser provides services to the STI Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $475,000 for

21

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the STI Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the STI Complex and are reflected on the Statements of Operations as “Compliance Service Fees.”

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2007, the following Funds paid SunTrust Robinson Humphrey, Inc., through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

Fees ($)

Classic Institutional U.S. Government Securities Money Market Fund	113
Classic Institutional U.S. Treasury Securities Money Market Fund	392

4.	Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

As required, effective September 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

At September 30, 2007, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were the same as amounts reported for financial reporting purposes.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2008.

The tax character of distributions paid to shareholders during the year ended March 31, 2007 was as follows (in thousands):

	Distributions paid from
	Net		Total
	Investment	Tax-Exempt	Distributions
Fund	Income ($)	Income ($)	Paid ($)*

Classic Institutional Cash Management Money Market Fund	166,575	—	166,575
Classic Institutional Municipal Cash Reserve Money Market Fund	1	3,032	3,033
Classic Institutional U.S. Government Securities Money Market Fund	44,386	—	44,386
Classic Institutional U.S. Treasury Securities Money Market Fund	137,947	—	137,947

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are either $0 or have been rounded to $0.

22

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

As of March 31, 2007 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

					Accumulated	Total
	Undistributed	Undistributed			Capital and	Accumulated
	Ordinary	Tax-Exempt	Accumulated	Distributions	Other	Earnings
	Income ($)	Income ($)	Earnings ($)	Payable ($)	Losses ($)**	(Deficit) ($)

Classic Institutional Cash Management Money Market Fund	16,472	—	16,472	(16,408)	(207)	(143)
Classic Institutional Municipal Cash Reserve Money Market Fund	—	321	321	(321)	(2)	(2)
Classic Institutional U.S. Government Securities Money Market Fund	3,876	—	3,876	(3,859)	(3)	14
Classic Institutional U.S. Treasury Securities Money Market Fund	8,396	—	8,396	(8,264)	(278)	(146)

**	As of the latest tax year end of March 31, 2007, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders (in thousands):

	Expires
	2013 ($)	2014 ($)	2015 ($)

Classic Institutional Cash Management Money Market Fund	—	26	181
Classic Institutional Municipal Cash Reserve Money Market Fund	—	—	2
Classic Institutional U.S. Treasury Securities Money Market Fund	156	110	12

Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Classic Institutional U.S. Government Securities Money Market Fund has incurred and will elect to defer $3, in thousands, in capital losses.

Amounts designated as “—” are $0.

5.	Risks

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Fannie Mae) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

23

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Mr. Ridley is a trustee who may be deemed to be an “interested person” of the Trust.

Name, Business		Term of		Number of
Address, State of	Position	Office and	Principal	Portfolios in	Other
Residence and	Held With	Length of	Occupation(s)	Fund Complex	Directorships
Date of Birth	Trust	Time Served	During the Past 5 Years	Overseen	Held

INTERESTED TRUSTEES*:
Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 06/42	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	54	Crawford & Co.; Haverty Furniture Companies

INDEPENDENT TRUSTEES:
Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) DOB 02/50	Trustee	Indefinite; since January 2007	Retired. Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	54	None

F. Wendell Gooch 3435 Stelzer Road Columbus, OH 43219 (Indiana) DOB 12/32	Trustee	Indefinite; since May 1992	Retired	54	SEI Family of Funds

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 07/49	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	54	ServiceMaster Company; Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 11/40	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	54	WellPoint, Inc.; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 04/58	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	54	None

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) DOB 07/35	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	54	None

*	Mr. Ridley may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of a material business relationship with the parent of the Investment Adviser.

24

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Term of
	Position(s)	Office and
Name, Address	Held with	Length of	Principal Occupation(s)
and Date of Birth	Trust	Time Served	During the Past 5 Years

OFFICERS
Julia Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One-year: since July 2007	Managing Director, Product Manager, Trusco Capital Management, Inc. (since 2004); Relationship Manager, SEI Investments (Financial Services) (1994-2004)

Deborah A. Lamb 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 10/52	Executive Vice President; Assistant Secretary; Chief Compliance Officer	One-year; since September 2004; since November 2003; since August 2004 (respectively)	Chief Compliance Officer, Managing Director, Trusco Capital Management, Inc. (since 2003); President, Investment Industry Consultants, LLC (2000-2003);

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer; Chief Accounting Officer	One-year; since March 2007	Vice President, Financial Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One-year; since February 2005	Senior Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2004); Director and Counsel, Investors Bank & Trust Company (1999-2004)

Jennifer A. English 3435 Stelzer Road Columbus, OH 43219 DOB 03/72	Assistant Secretary	One-year; since November 2005	Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2007); Assistant Council Legal Services, Citi Fund Services Ohio, Inc. (2005-2007); Assistant Counsel, PFPC, Inc. (2002-2005)

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

25

ADDITIONAL INFORMATION
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Expense Examples

As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 through September 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07 ($)	09/30/07 ($)	04/01/07-09/30/07 ($)	04/01/07-09/30/07 (%)

Classic Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,026.10	0.81	0.16
Classic Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,018.00	1.06	0.21
Classic Institutional U.S. Government Securities Money Market Fund	Institutional Shares	1,000.00	1,025.50	0.96	0.19
Classic Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,024.40	0.96	0.19
	Corporate Trust Shares	1,000.00	1,023.10	2.23	0.44

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

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ADDITIONAL INFORMATION (concluded)
STI CLASSIC FUNDS  September 30, 2007
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/07 ($)	09/30/07 ($)	04/01/07-09/30/07 ($)	04/01/07-09/30/07 (%)

Classic Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,024.27	0.81	0.16
Classic Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,024.02	1.07	0.21
Classic Institutional U.S. Government Securities Money Market Fund	Institutional Shares	1,000.00	1,024.12	0.96	0.19
Classic Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,024.12	0.96	0.19
	Corporate Trust Shares	1,000.00	1,022.86	2.23	0.44

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

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Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds
By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, STI Classic Funds

Date 12/10/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short
Julia Short, President, STI Classic Funds

Date 12/07/07

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, STI Classic Funds

Date 12/10/07

*	Print the name and title of each signing officer under his or her signature.